As filed with the Securities and Exchange Commission on April 2, 2009
                                                 Commission File Nos. 333-118368
                                                                       811-08664

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                | |

Post-Effective Amendment No. 14            |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.      185                     |X|

                                 --------------
                      Jackson National Separate Account - I
                           (Exact Name of Registrant)
                                 --------------

                     Jackson National Life Insurance Company
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951


It is proposed that this filing will become effective:

___          immediately upon filing pursuant to paragraph (b)
_X_          on April 6, 2009, pursuant to paragraph (b)
___          60 days after filing pursuant to paragraph (a)(1)
___          on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  CURIANGARD(SM) SIMPLIFIED RETIREMENT ANNUITY

           MODIFIED SINGLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

                                    Issued by
             Jackson National Life Insurance Company(R) and through
                      Jackson National Separate Account - I


Effective April 6, 2009, this Curiangard Simplified Retirement Annuity is no longer available for purchase.

The date of this prospectus is April 6, 2009, which states the information about the separate account, the Contract, and Jackson National Life Insurance Company ("Jackson(SM)") you should know before investing. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. It is important that you read the Contract and endorsements, which reflect state or other variations. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the separate account can be found in the statement of additional information ("SAI") dated April 6, 2009 that is available upon request without charge. To obtain a copy, contact us at our:

                              Annuity Service Center
                              P.O. Box 30314
                              Lansing, Michigan 48909-7814
                              1-800-873-5654
                              www.jackson.com


This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also currently restrict, as well as reserve the right to prospectively restrict, the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any premium payment. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

We offer other variable annuity products with different product features, benefits and charges. In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure. Ask your representative about availability and the details.


The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 1. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission ("SEC") about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson intends to rely on newly adopted SEC Rule 12h-7 to the extent it may be determined to be applicable to variable insurance products.


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Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus disclosure. It is a criminal offense to represent otherwise. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.
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        o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value
               o Not a deposit o Not insured by any federal agency
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The Contract makes available for investment fixed and variable options. The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following funds - all class A shares (the "Funds"):


      JNL Series Trust
      ----------------

      JNL/S&P Disciplined Moderate Fund
      JNL/S&P Disciplined Moderate Growth Fund
      JNL/S&P Disciplined Growth Fund


The Funds are not the same mutual funds that you would buy through your stockbroker or a retail mutual fund. The prospectus for the Funds is attached to this prospectus.


Previously, the JNL/S&P Growth Retirement Strategy Fund, the JNL/S&P Moderate Growth Retirement Strategy Fund, and JNL/S&P Moderate Retirement Strategy Fund (collectively "Retirement Funds") were offered as Funds under this Contract. However, effective April 6, 2009, these Retirement Funds were merged with the JNL/S&P Disciplined Growth Fund, JNL/S&P Disciplined Moderate Growth Fund and JNL/S&P Disciplined Moderate Fund, as outlined below:

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      CURRENTLY OFFERED FUND                     PREVIOUSLY OFFERED FUND
-------------------------------------------------------------------------------------------------
      JNL/S&P Disciplined Growth Fund            JNL/S&P Growth Retirement Strategy Fund
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      JNL/S&P Disciplined Moderate Growth Fund   JNL/S&P Moderate Growth Retirement Strategy Fund
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      JNL/S&P Disciplined Moderate Fund          JNL/S&P Moderate Retirement Strategy Fund
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                                TABLE OF CONTENTS


GLOSSARY .................................................................     2

KEY FACTS ................................................................     3

FEES AND EXPENSES TABLES .................................................     4

EXAMPLE ..................................................................     7

THE ANNUITY CONTRACT .....................................................     8

JACKSON ..................................................................     8

THE FIXED ACCOUNT ........................................................     9

THE SEPARATE ACCOUNT .....................................................    10

INVESTMENT DIVISIONS .....................................................    10

CONTRACT CHARGES .........................................................    11

DISTRIBUTION OF CONTRACTS ................................................    17

PURCHASES ................................................................    18

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS .............................    20

TELEPHONE AND INTERNET TRANSACTIONS ......................................    21

ACCESS TO YOUR MONEY .....................................................    22

INCOME PAYMENTS (THE INCOME PHASE) .......................................    40

DEATH BENEFIT ............................................................    41

TAXES ....................................................................    43

OTHER INFORMATION ........................................................    46

PRIVACY POLICY ...........................................................    48

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION .............    50

APPENDIX A (Trademarks, Services Marks, and Related Disclosures) .........   A-1

APPENDIX B (GMWB Prospectus Examples) ....................................   B-1

APPENDIX C (Broker-Dealer Support) .......................................   C-1

APPENDIX D (Accumulation Unit Values) ....................................   D-1

                                    GLOSSARY

These terms are capitalized when used throughout this prospectus because they have special meaning. In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit - a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

Aggregate Premium - the measure used to determine the applicable breakpoint for the amount of the Mortality and Expense Risk Charge. Aggregate Premium at issue is the amount of premium you expect to contribute that you specify when you apply for the Contract (Statement of Intention), and thereafter the actual premium you paid less total partial withdrawals as computed at the end of the sixth Contract Month. Premiums are accepted only during the first six Contract Months.

Annuitant - the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.

Annuity Unit - a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

Beneficiary - the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple Beneficiaries.

Completed Year - the succeeding twelve months from the date on which we receive a premium payment.

Contract - the individual modified single premium deferred variable and fixed annuity contract and any optional endorsements you may have selected.

Contract Anniversary - each one-year anniversary of the Contract's Issue Date.

Contract Month - the period of time between consecutive monthly anniversaries of the Contract's Issue date.

Contract Quarter - the period of time between consecutive three-month anniversaries of the Contract's Issue Date.

Contract Value - the sum of your allocations between the Contract's Investment Divisions and Fixed Account.

Contract Year - the succeeding twelve months from a Contract's Issue Date and every anniversary.

Excess Interest Adjustment - an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.

Fixed Account - part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.

General Account - the General Account includes all our assets, including any Contract Value you allocate to the Fixed Account, which are available to our creditors.

Good Order - when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.

Income Date - the date on which you begin receiving annuity payments.

Issue Date - the date your Contract is issued.

Investment Division - one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

Jackson, JNL, we, our, or us - Jackson National Life Insurance Company. (We do not capitalize "we," "our," or "us" in the prospectus.)

Owner, you or your - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint Owners. (We do not capitalize "you" or "your" in the prospectus.) Any reference to the Owner includes any joint Owner.

Separate Account - Jackson National Separate Account - I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

Statement of Intention - the amount of total premium that you anticipate paying and specify in the annuity application when you apply for the Contract. The higher your anticipated total premium, the lower your Contract's initial Mortality and Expense Risk Charge will be for the first six months. Premiums are accepted during the first six Contract Months only.

                                    KEY FACTS

The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.


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      Allocation Options   The Contract makes available Investment Divisions and
      ------------------   a Fixed Account for allocation of your premium
                           payments and Contract Value. For more information
                           about the fixed options, please see "THE FIXED
                           ACCOUNT" beginning on page 9. For more information
                           about the Investment Divisions, please see
                           "INVESTMENT DIVISIONS" beginning on page 10.
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      Investment Purpose   The Contract is intended to help you save for
      ------------------   retirement or another long-term investment purpose.
                           The Contract is designed to provide tax deferral on
                           your earnings, if it is not issued under a qualified
                           retirement plan. Qualified plans confer their own tax
                           deferral. For more information, please see "TAXES"
                           beginning on page 43.
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      Free Look            If you change your mind about having purchased the
      ---------            Contract, you may return it without penalty. There
                           are conditions and limitations, including time
                           limitations, depending on where you live. For more
                           information, please see "Free Look" beginning on page
                           47. In some states, we are required to hold the
                           premiums of a senior citizen in the Fixed Account
                           during the free look period, unless we are
                           specifically directed to allocate the premiums to the
                           Investment Divisions. State laws vary; your free look
                           rights will depend on the laws of the state in which
                           you purchased the Contract.
--------------------------------------------------------------------------------

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      Purchases            Premiums are accepted during the first six Contract
      ---------            Months only. As a result, you may have to buy
                           additional Contracts to meet your total annuity
                           coverage goal. Multiple Contracts may result in
                           higher charges and total expenses. There are also
                           minimum and maximum premium requirements. In
                           addition, the Contract has a premium protection
                           option, namely the Capital Protection Program. For
                           more information, please see "PURCHASES" beginning on
                           page 19. There is a breakpoint schedule for the
                           Mortality and Expense Risk Charge. The breakpoints
                           are based on the amount of Aggregate Premium.
                           Aggregate Premium at issue is equal to the
                           anticipated total premium specified in the Statement
                           of Intention section of the annuity application. If
                           no Statement of Intention is provided, the Aggregate
                           Premium at issue will equal the initial premium
                           received. The Aggregate Premium is re-determined only
                           at the end of the sixth Contract Month and is equal
                           to total Premium actually paid less total partial
                           withdrawals. A change in the Aggregate Premium at the
                           end of the sixth Contract Month may dictate an
                           adjustment to the Mortality and Expense Risk Charge
                           at that time but in no event will the Mortality and
                           Expense Risk Charge be adjusted for changes in
                           Aggregate Premium or Contract value subsequent to
                           this initial six Contract Month period. For more
                           information, please see "CONTRACT CHARGES" beginning
                           on page 11.
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      Withdrawals          Before the Income Date, there are a number of ways to
      -----------          access your Contract Value, generally subject to a
                           charge or adjustment, particularly during the early
                           Contract Years. There are also a number of optional
                           withdrawal benefits available. The Contract has a
                           free withdrawal provision and waives the charges and
                           adjustments in the event of some unforeseen
                           emergencies. However, partial withdrawals within the
                           first six Contract Months may result in a change to
                           the Mortality and Expense Risk Charge assessed after
                           the sixth Contract Month. For more information,
                           please see "ACCESS TO YOUR MONEY" beginning on page
                           22.
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      Income Payments      There are a number of income options available. For
      ---------------      more information, please see "INCOME PAYMENTS (THE
                           INCOME PHASE)" beginning on page 40.
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      Death Benefit        The Contract has a death benefit that becomes payable
      -------------        if you die before the Income Date. There are also
                           optional death benefits available. For more
                           information, please see "DEATH BENEFIT" beginning on
                           page 41.
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                            FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract. The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options.

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                           Owner Transaction Expenses
                           --------------------------

Front-end Sales Load                                                      None
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Maximum Withdrawal Charge (1) -
      Percentage of premium withdrawn, if applicable                         5%
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Maximum Premium Taxes (2) -
      Percentage of each premium                                           3.5%
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Commutation Fee: Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and Beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:

            o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

            o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

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Transfer Charge (3) -
      Per transfer after 15 in a Contract Year                            $   25
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Expedited Delivery Charge (4)                                             $22.50
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(1) There may be a withdrawal charge on these withdrawals of Contract Value: withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the required minimum distributions of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distributions of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distributions of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within one year of the Issue Date. The withdrawal charge is a schedule lasting six Completed
      Years:

                         Completed Years Since Receipt Of Premium -
                         0      1      2      3      4      5      6+
          -----------------------------------------------------------
          Base           5%     4%     3%     3%     2%     1%     0%
             Schedule
          -----------------------------------------------------------

(2)   Premium taxes generally range from 0 to 3.5% and vary by state.

(3) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

(4) For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

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                                Periodic Expenses
                                -----------------

Base Contract
-------------

Annual Contract Maintenance Charge (5)                                    $35

Mortality and Expense Risk Charge

      The Mortality and Expense Risk Charge is expressed as an annual percentage of the average daily account value of the Investment Divisions and is set initially based upon the breakpoint schedule below using the Aggregate Premium determined at issue. Aggregate Premium at issue is equal to the anticipated total premium specified in the Statement of Intention section of the annuity application. If no Statement of Intention is indicated, the Aggregate Premium at issue will equal the initial premium received. The Aggregate Premium will be re-determined only at the end of the sixth Contract Month, which may result in a change to the Mortality and Expense Risk Charge assessed after the sixth Contract Month. At the time the Aggregate Premium is re-determined, the Mortality and Expense Risk Charge will be based on the newly determined Aggregate Premium. (6)

                   Aggregate Premium       Years 1-7     Years 8+
                -------------------------------------------------
                $50,000 to $99,999.99        0.90%         0.30%
                -------------------------------------------------
                $100,000 to $249,999.99      0.60%         0.30%
                -------------------------------------------------
                $250,000 to $499,999.99      0.35%         0.30%
                -------------------------------------------------
                $500,000 to $749,999.99      0.25%         0.25%
                -------------------------------------------------
                $750,000 to $999,999.99      0.20%         0.20%
                -------------------------------------------------
                $1,000,000+                  0.15%         0.15%
                -------------------------------------------------

Administration Charge (in all years)                                                       0.15%
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Maximum Total Separate Account Annual Expenses for Base Contract for Years 1-7             1.05%

Maximum Total Separate Account Annual Expenses for Base Contract for Years 8+              0.45%

         As an annual percentage of average daily account value of Investment Divisions
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Optional Endorsements - The endorsement charges for the optional death benefits are based on average account value. Please see footnotes 8 - 10 for those charges that are not based on average account value.

A variety of Optional Endorsements to the Contract are available. You may select one of each grouping below. (7)

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5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 5(SM)") (8)                  1.47%

5% For Life GMWB With Annual Step-Up Maximum Annual Charge ("LifeGuard Protector(SM)") (9) 1.47%

Joint 5% For Life GMWB With Annual Step-Up Maximum Annual Charge ("LifeGuard Protector
   with Joint Option") (10)                                                                1.62%
------------------------------------------------------------------------------------------------

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Return of Premium Death Benefit (11)                                                       0.55%

Highest Anniversary Value Death Benefit Maximum Annual Charge (12)                         0.55%
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(5) This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from your allocations to the Investment Divisions and Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

(6) Premiums are accepted only during the first six Contract Months. The Aggregate Premium re-determined at the end of the sixth Contract Month is equal to total Premium paid less total partial withdrawals. Any resulting increase or decrease in the Mortality and Expense Risk Charge assessed after the sixth Contract Month will not be retroactive back to the issue date of the Contract. Therefore, any decrease in the Mortality and Expense Risk Charge caused by the payment of additional premium subsequent to the Contract issue date will become effective only after the sixth Contract month and will not be retroactive back to the issue date.

      If the Contract Owner dies prior to the end of the sixth Contract Month, there will not be an adjustment to the Mortality and Expense Risk Charge.


(7) The optional death benefits are only available to select when purchasing the Contract and once purchased cannot be canceled. In addition, the charges for the optional death benefits are based on average account value but the charges for the optional GMWBs are not. Please see footnotes 8 -10 below and "CONTRACT CHARGES" beginning on page 11 for more information concerning those charges not based on average account value.

(8) The charge is quarterly, currently 0.1625% (0.65% annually) of the GWB, subject to a maximum annual charge of 1.45%. But for Contracts purchased in Washington State, the charge is monthly, currently 0.055% (0.66% annually) of the GWB, subject to a maximum annual charge of 1.47% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to the applicable maximum annual charge.


      The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

      The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 25. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.


      For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter. For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.

(9) 1.47% is the maximum annual charge of the 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. The below table has the maximum and current charges for all age groups.

      You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased in Washington State, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

      We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

                      5% for Life GMWB With Annual Step-Up
         --------------------------------------------------------------
         Annual Charge             Maximum                Current
         --------------------------------------------------------------
         Ages   45 - 49      0.85%/4    0.87%/12    0.40%/4    0.42%/12
                50 - 54      0.85%/4    0.87%/12    0.40%/4    0.42%/12
                55 - 59      1.20%/4    1.20%/12    0.65%/4    0.66%/12
                60 - 64      1.30%/4    1.32%/12    0.75%/4    0.75%/12
                65 - 69      1.45%/4    1.47%/12    0.90%/4    0.90%/12
                70 - 74      0.85%/4    0.87%/12    0.50%/4    0.51%/12
                75 - 80      0.60%/4    0.60%/12    0.35%/4    0.36%/12
         --------------------------------------------------------------
         Charge Basis                           GWB
         --------------------------------------------------------------
         Charge Frequency   Quarterly   Monthly    Quarterly   Monthly
         --------------------------------------------------------------


       We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

       For more information about the charge for this endorsement, please see "5% For Life GMWB With Annual Step-Up Charge" beginning on page 28. For more information about how the endorsement works, including more details regarding the GWB, please see "5% For Life GMWB With Annual Step-Up" beginning on page 28.


(10) 1.62% is the maximum annual charge of the Joint 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Annual Step-Up varies by age group. The below table has the maximum and current charges for all age groups.

       You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased in Washington State, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

       We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

                   Joint 5% for Life GMWB With Annual Step-Up
         --------------------------------------------------------------
         Annual Charge             Maximum                Current
         --------------------------------------------------------------
         Ages   45 - 49      1.00%/4    1.02%/12    0.55%/4    0.57%/12
                50 - 54      1.00%/4    1.02%/12    0.55%/4    0.57%/12
                55 - 59      1.35%/4    1.35%/12    0.80%/4    0.81%/12
                60 - 64      1.45%/4    1.47%/12    0.90%/4    0.90%/12
                65 - 69      1.60%/4    1.62%/12    1.05%/4    1.05%/12
                70 - 74      1.00%/4    1.02%/12    0.65%/4    0.66%/12
                75 - 80      0.75%/4    0.75%/12    0.50%/4    0.51%/12
         --------------------------------------------------------------
         Charge Basis                           GWB
         --------------------------------------------------------------
         Charge Frequency   Quarterly   Monthly    Quarterly   Monthly
         --------------------------------------------------------------


      We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

      For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Annual Step-Up Charge" beginning on page 15. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Annual Step-Up" beginning on page 33.


(11)  The current charge is 0.20%.

(12)  The current charge is 0.35%.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

                      Total Annual Fund Operating Expenses
                      ------------------------------------

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)


                      ------------------------------------

                                 Minimum: 0.84%

                                 Maximum: 0.85%

                      ------------------------------------


More detail concerning each Fund's fees and expenses is below. But please refer to the Funds' prospectus for even more information, including investment objectives, performance, and information about Jackson National Asset Management, LLC(R), the Funds' Adviser and Administrator, as well as the sub-advisers.


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        Fund Operating Expenses
        -----------------------
(As an annual percentage of the Fund's                                     ACQUIRED FUND
       average daily net assets)         MANAGEMENT   SERVICE     OTHER       FEES AND      ANNUAL
                                         AND ADMIN    (12B-1)   EXPENSES      EXPENSES     OPERATING
              FUND NAME                    FEE(A)       FEE        (B)          (C)        EXPENSES
----------------------------------------------------------------------------------------------------
JNL/S&P Disciplined Moderate                0.18%      0.00%      0.01%        0.66%(D)      0.85%
----------------------------------------------------------------------------------------------------
JNL/S&P Disciplined Moderate Growth         0.18%      0.00%      0.01%        0.66%(D)      0.85%
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JNL/S&P Disciplined Growth                  0.18%      0.00%      0.01%        0.65%(D)      0.84%
----------------------------------------------------------------------------------------------------

(A) Certain Funds pay Jackson National Asset Management, LLC, the Administrator, an administrative fee for certain services provided to the Fund by the Administrator.

      All of the JNL/S&P Funds pay an administrative fee of 0.05%.

      The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of the applicable administrative fee.

(B) Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, certain professional fees, and the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

(C) Acquired fund fees and expenses shown represent each Fund's pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

(D) Amounts are based on the allocations to underlying funds during the period ended December 31,2008. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.


                                     EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the costs if you select the optional Highest Anniversary Value Death Benefit and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). In addition, the Mortality and Expense and Administrative Charges are assumed to be 1.05% during the first seven Contract years and 0.45% thereafter. (Mortality and Expense and Administrative Charges are expressed as an annual percentage of the average daily account value of the Investment Divisions.) Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:


                     1 year   3 years   5 years   10 years
                     $911     $1,544    $2,292    $4,097

If you annuitize at the end of the applicable time period:


                    1 year *   3 years   5 years   10 years
                    $911       $1,544    $2,292    $4,097


* Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do not surrender your Contract:


                     1 year   3 years   5 years   10 years
                     $411     $1,244    $2,092    $4,097


The example does not represent past or future expenses. Your actual costs may be higher or lower.


Condensed Financial Information. The information about the values of all Accumulation Units constitutes the condensed financial information, which can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.


                              THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90 (age 85 for Contracts purchased in Oklahoma). Optional benefits may have different requirements, as noted.

You may allocate your Contract Value to

                  o our Fixed Account, as may be made available by us, or as may be otherwise limited by us,

                  o Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

                  o the accumulation phase, which is the period between the issue date of the Contract and the Income Date, and

                  o the income phase, which begins on the Income Date and is when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact our Annuity Service Center for help and more information.

The Contract is a modified single premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. In those states where Contracts are issued as group contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

                                     JACKSON

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically. Please contact us at our Annuity Service Center for more information.

                                THE FIXED ACCOUNT

Contract Value that you allocate to a Fixed Account option will be placed with other assets in our General Account. The Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of the Fixed Account options, and transfers into and out of the Fixed Account, may be subject to contractual and administrative requirements. For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

Each Fixed Account option offers a base interest rate that we established and will credit to your Contract Value in the Fixed Account for a specified period (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account options), so long as the Contract Value in the Fixed Account is not withdrawn, transferred, or annuitized until the end of the specified period. The base interest rate is subject to your Contract's Fixed Account minimum interest rate, which will be 2% a year, credited daily, during the first ten Contract Years and 3% a year, credited daily, afterwards. Depending on the Issue Date of your Contract, however, the Fixed Account minimum interest rate may be 3% a year, credited daily, in all Contract Years. Subject to these minimum requirements, we may declare different base interest rates at different times.

An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period. The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. The Excess Interest Adjustment is based on the relationship of the current new business interest rate to the guaranteed base interest rate being credited to the Fixed Account Option. The current new business interest rate used for this comparison is the base interest rate available on a new Fixed Account Option of the same duration, increased by 0.50%. Generally, the Excess Interest Adjustment will increase the Fixed Account Option Value when current new business rates are lower than the rate being credited and will decrease the Fixed Account Option Value when current new business rates are higher than the rate being credited.

There will be no Excess Interest Adjustment when the current new business interest rate (after adjustment for the 0.50% bias) is greater than the guaranteed base interest rate by less than 0.50%. This restriction avoids decreases in the Fixed Account Option Value in situations where the general level of interest rates has declined but the bias results in a current new business interest rate that is higher than the guaranteed base interest rate.

Also, there is no Excess Interest Adjustment on: the one-year Fixed Account option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals. In no event will the Excess Interest Adjustment reduce the credited interest below the guaranteed minimum interest rate applicable to the Fixed Account portion of your Contract, which can not be less than the guaranteed minimum interest rate required under state insurance laws.

Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account option, and there will not be an Excess Interest Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. Otherwise, the next closest specified period, or the one-year Fixed Account option (if there is one year or less until the Income Date), will apply.

You may allocate premiums to the one-year Fixed Account option, but we may require that the amount in the one-year Fixed Account be automatically transferred on a monthly basis in equal installments to your choice of Investment Division within 12 months of the date we received the premium, so that at the end of the period, all amounts in the one-year Fixed Account will have been transferred.

The amount will be determined based on the amount allocated to the one-year Fixed Account and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 15 free transfers in a Contract year.

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account as funds are automatically transferred into your choice of Investment Divisions. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate, as it will be applied to a declining balance in the one-year Fixed Account.

The DCA+ Fixed Account, if available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account. DCA+ Fixed Account is only available for new premiums. Premiums are accepted during the first six Contract Months only.

                              THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

                              INVESTMENT DIVISIONS

Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account options. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase will depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.


The following Funds in which the Investment Divisions invest are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the prospectus for the JNL Series Trust for more information.

                      JNL/S&P Disciplined Moderate
                      JNL/S&P Disciplined Moderate Growth
                      JNL/S&P Disciplined Growth


The names of the Funds that are available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------


JNL/S&P Disciplined Moderate Fund

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

            Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

            Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

--------------------------------------------------------------------------------
JNL/S&P Disciplined Moderate Growth Fund

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

            Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

            Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.

--------------------------------------------------------------------------------
JNL/S&P Disciplined Growth Fund

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

            Seeks capital growth by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.

            Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

--------------------------------------------------------------------------------


The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The underlying Funds are available only through variable annuity contracts issued by Jackson. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


You should read the prospectus for the JNL Series Trust carefully before investing. Additional Funds and Investment Divisions may be available in the future. The prospectus for the JNL Series Trust is attached to this prospectus. However, this prospectus may also be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.


Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

                                CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. The Mortality and Expense Risk Charge is expressed as an annual percentage of the average daily account value of the Investment Divisions and is set based upon the breakpoint schedule below using the Aggregate Premium determined at issue. Aggregate Premium at issue is equal to the anticipated total premium breakpoint specified by you in the Statement of Intention section of the application. If no Statement of Intention is provided by you in the application, the Aggregate Premium at issue will equal the initial premium received. The Aggregate Premium will be re-determined only once at the end of the sixth Contract Month. At the time the Aggregate Premium is re-determined, the Mortality and Expense Risk Charge will be set by reference to the newly determined Aggregate Premium. This re-determination of Aggregate Premium will result in a change to the Mortality and Expense Risk Charge assessed after the sixth Contract Month if the newly determined Aggregate Premium falls into a breakpoint band within the breakpoint schedule that differs from the breakpoint band used to set the Mortality and Expense Risk Charge at issue. Newly determined Aggregate Premium that falls into a higher breakpoint band than the breakpoint band used to set the Mortality and Expense Risk Charge at issue (whether decided by the anticipated total premium breakpoint band specified by you in the Statement of Intention section of the application or, if no Statement of Intention was provided by you, by the initial premium received) will result in a decreased Mortality and Expense Risk Charge. Conversely, newly determined Aggregate Premium that falls into a lower breakpoint band than the breakpoint band used to set the Mortality and Expense Risk Charge at issue will result in an increased Mortality and Expense Risk Charge. Any increase or decrease in the Mortality and Expense Risk Charge assessed after the sixth Contract Month will not be retroactive back to the issue date of the Contract.

If the Contract Owner dies prior to the end of the sixth Contract Month, there will not be an adjustment to the Mortality and Expense Risk Charge. Thus, while the Contract may continue for a period of time after the death of the Owner, premium payments made after the initial premium will not result in a change in the Mortality and Expense Risk Charge. The Mortality and Expense Risk Charge does not apply to the Fixed Account.

                    Aggregate Premium      Years 1-7   Years 8+
                 ----------------------------------------------
                 $50,000 to $99,999.99       0.90%       0.30%
                 ----------------------------------------------
                 $100,000 to $249,999.99     0.60%       0.30%
                 ----------------------------------------------
                 $250,000 to $499,999.99     0.35%       0.30%
                 ----------------------------------------------
                 $500,000 to $749,999.99     0.25%       0.25%
                 ----------------------------------------------
                 $750,000 to $999,999.99     0.20%       0.20%
                 ----------------------------------------------
                 $1,000,000+                 0.15%       0.15%
                 ----------------------------------------------


Premiums are accepted during the first six Contract Months only. The Aggregate Premium is re-determined at the end of the sixth Contract Month and is equal to total Premium paid less certain partial withdrawals, as discussed below. A withdrawal before the end of the sixth Contract month could affect the Aggregate Premium as re-determined at the end of the sixth Contract Month, and may result in a higher Mortality and Expense Risk Charge. For information about withdrawals affecting Aggregate Premium, please see "Access To Your Money" beginning on page 22.


The Mortality and Expense Risk Charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

                  o to make income payments for the life of the Annuitant during the income phase;

                  o to waive the withdrawal charge in the event of the Owner's death; and

                  o     to provide a basic death benefit prior to the Income
                        Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge. Included among these expense risks are those that we assume in connection with increasing distribution expenses, waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $35 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and the Fixed Account options based on the proportion their respective value bears to the Contract Value. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

Transfer Charge. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

Withdrawal Charge. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

                  o premiums that are no longer subject to a withdrawal charge (premiums in your annuity for at least six years), plus

                  o earnings (excess of your Contract Value allocated to the Investment Divisions and the Fixed Account over your remaining premiums allocated to those accounts)

                  o during each Contract Year 10% of premium that would otherwise incur a withdrawal charge or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings (required minimum distributions will be counted as part of the free withdrawal amount).

We will deduct a withdrawal charge on:

                  o     withdrawals in excess of the free withdrawal amounts, or

                  o withdrawals under a tax-qualified Contract that exceed its required minimum distributions, or

                  o withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity, or

                  o     amounts withdrawn in a total withdrawal, or

                  o amounts applied to income payments on an Income Date that is within one year of the Issue Date.

The amount of the withdrawal charge deducted varies (depending upon how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

             Withdrawal Charge (as a percentage of premium payments):

     Completed Years since Receipt   0    1     2     3     4     5     6+
     of Premium

     Base Schedule                   5%   4%    3%    3%    2%    1%    0%

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

Note: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:

                  o income payments (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);

                  o     death benefits;

                  o withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity
                        (IRA); or is a Roth IRA annuity, then the entire withdrawal in excess of the free withdrawal amount will be subject to the withdrawal charge);

                  o if permitted by your state, withdrawals of up to $250,000 from the Investment Divisions and Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

                  o if permitted by your state, withdrawals of up to 25% of your Contract Value from the Investment Divisions and Fixed Account (12 1/2% for each of two joint Owners) if you incur certain serious medical conditions specified in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson or any of our affiliates.


5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5") Charge. If you select the 5% GMWB With Annual Step-Up, in most states you will pay 0.1625% of the GWB each quarter (0.65% annually). In Washington State, the charge is monthly, currently 0.055% of the GWB (0.66% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter. For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 25.


We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.1125% of the GWB each quarter (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each quarter (0.20% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).


We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.45% annually in states where the charge is quarterly, 1.47% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 25. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 24 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Protector") Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 28. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


        Annual Charge           Maximum                  Current
     --------------------------------------------------------------------
        Ages  45 - 49   0.85% / 4   0.87% / 12   0.40% / 4   0.42% / 12
              50 - 54   0.85% / 4   0.87% / 12   0.40% / 4   0.42% / 12
              55 - 59   1.20% / 4   1.20% / 12   0.65% / 4   0.66% / 12
              60 - 64   1.30% / 4   1.32% / 12   0.75% / 4   0.75% / 12
              65 - 69   1.45% / 4   1.47% / 12   0.90% / 4   0.90% / 12
              70 - 74   0.85% / 4   0.87% / 12   0.50% / 4   0.51% / 12
              75 - 80   0.60% / 4   0.60% / 12   0.35% / 4   0.36% / 12

You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 28. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 28. Also see "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 24 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Protector With Joint Option") Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 33. The charge varies by age group (see table below), and both Covered Lives must be within the eligible age range.


        Annual Charge           Maximum                  Current
     --------------------------------------------------------------------
        Ages  45 - 49   1.00% / 4   1.02% / 12   0.55% / 4   0.57% / 12
              50 - 54   1.00% / 4   1.02% / 12   0.55% / 4   0.57% / 12
              55 - 59   1.35% / 4   1.35% / 12   0.80% / 4   0.81% / 12
              60 - 64   1.45% / 4   1.47% / 12   0.90% / 4   0.90% / 12
              65 - 69   1.60% / 4   1.62% / 12   1.05% / 4   1.05% / 12
              70 - 74   1.00% / 4   1.02% / 12   0.65% / 4   0.66% / 12
              75 - 80   0.75% / 4   0.75% / 12   0.50% / 4   0.51% / 12

You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 33. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 33. Also see "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 24 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.


Death Benefit Charges. There is no additional charge for the Contract's basic death benefit. However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit. Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

      If you select the Return of Premium Death Benefit, you will pay 0.20%, subject to a maximum of 0.55% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

      If you select the Highest Anniversary Value Death Benefit, you will pay 0.35%, subject to a maximum of 0.55% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

We stop deducting either of these charges on the date you annuitize.

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

                  o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

                  o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).


Other Expenses. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectus for the JNL Series Trust. For more information, please see the "Fund Operating Expenses" table beginning on page 7.


Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

                            DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC ("JNLD"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of their own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided, assets under management, and the volume and size of the sales of our insurance products. They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct. While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.


Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products:

                    A.G. Edwards & Sons, Inc.
                    Centaurus Financial, Inc.
                    Commonwealth Financial
                    Network
                    FSC Securities Corporation
                    Hantz Financial Services, Inc.
                    Intersecurities, Inc.
                    Invest Financial Corporation
                    Investment Centers of America, Inc.
                    Lincoln Financial Securities Corporation
                    LPL Financial Corporation
                    National Planning Corporation
                    Next Financial Group, Inc.
                    Raymond James & Associates, Inc.
                    Royal Alliance Associates, Inc.
                    Securities America, Inc.
                    SII Investments, Inc.
                    UBS Financial Services, Inc.
                    Wachovia Securities LLC
                    WaMu Investments, Inc.
                    Woodbury Financial Services, Inc.

Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.


We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

                  o     National Planning Corporation

                  o     SII Investments, Inc.

                  o     IFC Holdings, Inc. d/b/a Invest Financial Corporation

                  o     Investment Centers of America, Inc.

                  o     Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life Insurance Company and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD, as are unaffiliated broker-dealers, for its activities at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

                                    PURCHASES


Effective April 6, 2009, this Curiangard Simplified Retirement Annuity is no longer available for purchase.


Minimum Initial Premium:

                  o     $50,000 under most circumstances

Minimum Additional Premiums:

                  o $500 for a qualified or non-qualified plan; however, additional premiums will not be accepted beyond the sixth Contract Month.

As a result of the six Contract Month limit on subsequent premiums, you may have to buy additional Contracts to meet your total annuity coverage goal. Multiple Contracts may result in higher charges and total expenses. However, we reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any premium payment.

The minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay any remaining withdrawal charge. There is a $100 minimum balance requirement for each Investment Division and Fixed Account. We reserve the right to restrict availability or impose restrictions on the Fixed Account.

Maximum Premiums:

                  o The maximum total of all premiums you may make without our prior approval is $1 million.

The payment of subsequent premiums within the limited period of the first six Contract Months, relative to market conditions at the time the payments are made, may or may not contribute to the various benefits under your Contract, including the optional enhanced death benefits or any GMWBs.

Allocations of Premium. You may allocate your premiums to one or more of the Investment Divisions and Fixed Account. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Investment Division or a Fixed Account is $100. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules.

We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Capital Protection Program. If you select our Capital Protection Program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium. This program is available only if Fixed Account options are available. There is no charge for the Capital Protection Program. You should consult your Jackson representative with respect to the current availability of Fixed Account options, their limitations, and the availability of the Capital Protection Program.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

                  o determining the total amount of assets held in the particular Investment Division;

                  o subtracting any asset-based charges and taxes chargeable under the Contract; and

                  o dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day. The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

When you make a premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable Excess Interest Adjustment. There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then Current Interest Rate for the applicable Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

                  o     limiting the number of transfers over a period of time;

                  o     requiring a minimum time period between each transfer;

                  o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

                  o limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among

Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS


The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.


What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

                              o     by making either a partial or complete
                                    withdrawal,

                              o     by electing the Systematic Withdrawal
                                    Program,

                              o by electing a Guaranteed Minimum Withdrawal Benefit ("GMWB"), or

                              o     by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.


Except in connection with certain withdrawals associated with a GMWB or withdrawals made to satisfy minimum distribution requirements of the Internal Revenue Code, a withdrawal before the end of the sixth Contract month will affect the Aggregate Premium as re-determined at the end of the sixth Contract Month, and may result in a higher Mortality and Expense Risk Charge, depending on the amount of the newly determined Aggregate Premium and where it falls within the breakpoint schedule (please see "Mortality and Expense Risk Charge" beginning on page 11 for more information). At the end of the sixth Contract Month, the Aggregate Premium is re-determined to equal:


                  o     The actual Premium paid to date;

                  o Less total partial withdrawals to date unless one of the two following conditions apply:

                        1. Total partial withdrawals are less than the maximum annual withdrawal permitted in accordance with the GMWB, if applicable. The following rules apply in determining the amount of total partial withdrawals:

                              a. Partial Withdrawals are assumed to be the total amount withdrawn from the Contract, including any Withdrawal Charges and Excess Interest Adjustments; and

                              b.    All withdrawals including systematic
                                    withdrawals, required minimum distributions prior to the Income Date, withdrawals of asset allocation and advisory fees, and free withdrawals are counted toward the total amount withdrawn.

                        Or

                        2. All partial withdrawals taken during the first six Contract Months are made to satisfy required minimum distributions under the Internal Revenue Code for each applicable calendar year spanned by the six Contract Month period.


Withdrawals under the Contract may also be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment. For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 13.


Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing with an original signature of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account or Investment Division from which you are making the withdrawal. If you are not specific, your withdrawal will be taken from your allocations to the Investment Divisions and Fixed Account based on the proportion their respective values bear to the Contract Value. With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. After your withdrawal, at least $100 must remain in each Fixed Account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.


Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. There are limitations on withdrawals from qualified plans. For more information, please see "TAXES" beginning on page 43.


Waiver of Withdrawal Charges for Certain Emergencies. We will waive the withdrawal charge (withdrawals from the Investment Divisions and the Fixed Account), but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

                  o Terminal Illness Benefit, under which we will waive any withdrawal charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions and Fixed Account that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

                  o Specified Conditions Benefit, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Investment Divisions and Fixed Account with no withdrawal charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:

                              o     Heart attack

                              o     Stroke

                              o     Coronary artery surgery

                              o     Life-threatening cancer

                              o     Renal failure or

                              o     Alzheimer's disease; and

                  o Extended Care Benefit, under which we will waive any withdrawal charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions and Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

You may exercise these benefits once under your Contract.

Guaranteed Minimum Withdrawal Benefit General Considerations. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their Beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up.

Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The 5% For Life GMWB with the Joint Option is available only to spouses and differs from the 5% For Life GMWB without the Joint Option (which is available to spouses and unrelated parties) and enjoys the following advantages:


            o If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 33.)


            o If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the 5% For Life GMWB without the Joint Option).

The 5% For Life GMWB with Joint Option has a higher charge than the 5% For Life GMWB without the Joint Option.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the date on which the Owner attains age 90 under a Non-Qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest

Income Date. Please also see "Extension of Latest Income Date" beginning on page 45 for further information regarding possible adverse tax consequences of extending the Latest Income Date.


In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution.


5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5"). The following description is supplemented by the examples in Appendix B that may assist you in understanding how calculations are made in certain circumstances. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 5% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added to the Contract. The GWB can never be more than $5 million (including upon "step-up"), and the GWB is reduced with each withdrawal you take.


Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.


Withdrawal charges and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract. For certain tax-qualified Contracts, the 5% GMWB With Annual Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 3, 4, 5 and 7 in Appendix B supplement this description.

Premiums are accepted during the first six Contract Months only; however, any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 2b in Appendix B to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 3, 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 3, 4, 5, and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.


If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

                  o the GWB prior to the partial withdrawal less the partial withdrawal; or

                  o     zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

                  o     the GAWA prior to the partial withdrawal; or

                  o     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GWB is equal to the greater of:

                  o the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

                  o     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GAWA is equal to the lesser of:

                  o the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

                  o     the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

                  o     the total amount of the current partial withdrawal, or

                  o the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GWB is equal to the lesser of:

                  o     the Contract Value after the partial withdrawal; or

                  o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GAWA is equal to the lesser of:

                  o     the GAWA prior to the partial withdrawal, or

                  o     the GWB after the partial withdrawal, or

                  o     5% of the Contract Value after the partial withdrawal.

For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges and Excess Interest Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 43.


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      Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

      Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 3, 4, 5 and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Step-Ups. Step-ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up. Step-ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 24 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.


5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Protector"). The following description of this GMWB is supplemented by the examples in Appendix B, particularly examples 6 and 7 for the Step-Ups and examples 8 and 9 for the For Life guarantees. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:


            o The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                        The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There is also another GMWB option for joint Owners that are spouses, as described below.

                        For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                        The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                        So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

            Or

            o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                        The GWB is the guaranteed amount available for future periodic withdrawals.

            Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      When this GMWB is added to the Contract on the Issue Date -
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      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA equals 5% of the GWB.
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      When this GMWB is added to the Contract on any Contract Anniversary -
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      The GWB equals Contract Value.

      The GAWA equals 5% of the GWB.
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PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on the date the endorsement is added to the Contract. The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


Required Minimum Distribution Calculations. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 3, 4 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


      When a withdrawal, plus all prior withdrawals in the current Contract
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      Year, is less than or equal to the greater of the GAWA or RMD, as
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      applicable -
      ------------

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      The GWB is recalculated, equaling the greater of:

            o     The GWB before the withdrawal less the withdrawal; Or

            o     Zero.

      The GAWA:

            o     Is unchanged while the For Life Guarantee is in effect;
                  Otherwise

            o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
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The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 3 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value. The GAWA is also potentially impacted.


      When a withdrawal, plus all prior withdrawals in the current Contract
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      Year, exceeds the greater of the GAWA or RMD, as applicable -
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      The GWB is recalculated, equaling the lesser of:

            o     Contract Value after the withdrawal; Or

            o The greater of the GWB before the withdrawal less the withdrawal, or zero.

      The GAWA is recalculated, equaling the lesser of:

            o     5% of the Contract Value after the withdrawal; Or

            o     The greater of 5% of the GWB after the withdrawal, or zero.
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Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 9. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 43.


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      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.
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      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

      Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 3, 4, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Premiums.

      Premiums are accepted during the first six Contract Months only; however,
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      with each subsequent premium payment on the Contract -
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      --------------------------------------------------------------------------
      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      The GAWA is also recalculated, increasing by:

            o     5% of the premium net of any applicable premium taxes; Or

            o     5% of the increase in the GWB - if the maximum GWB is hit.
      --------------------------------------------------------------------------


We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 2b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.


Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

      With a Step-Up -
      ----------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value.

      The GAWA is recalculated, equaling the greater of:

            o     5% of the new GWB; Or

            o     The GAWA before the Step-Up.
      --------------------------------------------------------------------------

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

      After each payment when the Contract Value is zero -
      ----------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the payment less the payment; Or

            o     Zero.

      The GAWA:

            o Is unchanged so long as the For Life Guarantee is in effect; Otherwise

            o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
      --------------------------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                  o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                              o     Upon the Owner's death, the For Life
                                    Guarantee is void.

                              o Only the GWB is payable while there is value to it (until depleted).

                              o Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                              o Contract Anniversaries will continue to be based on the Contract's Issue Date.

                  o Continue the Contract without this GMWB (GMWB is terminated).

                  o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 43.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

                  o     The Income Date;

                  o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                  o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                  o The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                  o The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

      Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 24 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.


Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Protector With Joint Option"). The description of this GMWB is supplemented by the examples in Appendix B, particularly examples 6 and 7 for the Step-Ups and example 9 for the For Life Guarantee.


This GMWB is available for both non-qualified and tax-qualified Contracts. For non-qualified Contracts, there must be joint Owners and the joint Owners are required to be spouses (as defined under the Internal Revenue Code). Each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

      o The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                  The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or

      o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      When this GMWB is added to the Contract on the Issue Date -
      -----------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA equals 5% of the GWB.
      --------------------------------------------------------------------------

      When this GMWB is added to the Contract on any Contract Anniversary -
      ---------------------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value.

      The GAWA equals 5% of the GWB.
      --------------------------------------------------------------------------

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on the date the endorsement is added to the Contract. The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


Required Minimum Distribution Calculations. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 3, 4 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, is less than or equal to the greater of the GAWA or RMD, as
      -----------------------------------------------------------------
      applicable -
      ------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the withdrawal less the withdrawal; Or

            o     Zero.

      The GAWA:

            o     Is unchanged while the For Life Guarantee is in effect;
                  Otherwise

            o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
      --------------------------------------------------------------------------

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 3 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value. The GAWA is also potentially impacted.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable -
      -------------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the lesser of:

            o     Contract Value after the withdrawal; Or

            o The greater of the GWB before the withdrawal less the withdrawal, or zero.

      The GAWA is recalculated, equaling the lesser of:

            o     5% of the Contract Value after the withdrawal; Or

            o     The greater of 5% of the GWB after the withdrawal, or zero.
      --------------------------------------------------------------------------


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 9. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 43.


      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

      Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 3, 4, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Premiums.

      Premiums are accepted during the first six Contract Months only; however,
      -------------------------------------------------------------------------
      with each subsequent premium payment on the Contract -
      ------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      The GAWA is also recalculated, increasing by:

            o     5% of the premium net of any applicable premium taxes; Or

            o     5% of the increase in the GWB - if the maximum GWB is hit.
      --------------------------------------------------------------------------


We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 2b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.


Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

      With a Step-Up -
      ----------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value.

      The GAWA is recalculated, equaling the greater of:

            o     5% of the new GWB; Or

            o     The GAWA before the Step-Up.
      --------------------------------------------------------------------------

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see the information beginning on page 33 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Annual Step-Up benefit.


Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

      After each payment when the Contract Value is zero -
      ----------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the payment less the payment; Or

            o     Zero.

      The GAWA:

            o Is unchanged so long as the For Life Guarantee is in effect; Otherwise

            o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
      --------------------------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

                  o Continue the Contract with this GMWB - so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                              o If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

                                    If the surviving spouse is not a Covered
                                    Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                              o For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                              o Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

                              o Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                              o A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

                  o Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

                  o Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 43.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

                  o     The Income Date;

                  o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                  o The date of death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract, unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered
                        Life);

                  o The Continuation Date if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

                  o The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.
--------------

      Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 24 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.


Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 7 in Appendix B illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Excess Interest Adjustment.


Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

                  o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

                  o under applicable SEC rules, trading on the New York Stock Exchange is restricted;

                  o under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

                  o the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation, unless otherwise approved by the Company. Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump sum payment. If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

                  o the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

                  o the amount of any applicable premium taxes or withdrawal charges and any Excess Interest Adjustment deducted from your Contract Value on the Income Date;

                  o     which income option you select; and

                  o the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3%. State variations may apply.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

If assumed net investment rate is a lower percentage, for example, 3% versus 4.5% under a particular Annuity Option, the initial payment will be smaller if the 3% assumed net investment rate applies instead of the 4.5% assumed net investment rate, but, all other things being equal, the subsequent 3% assumed net investment rate payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states.

Option 1 - Life Income. This income option provides monthly payments for your life.

Option 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

                                  DEATH BENEFIT

The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state. For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center. Our contact information is on the first page of this prospectus. The optional death benefits are only available upon application, and once chosen, cannot be canceled. The effects of any GMWB on the amount payable to your Beneficiaries upon your death should be considered in selecting the death benefits in combination with a GMWB. Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple Beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include interest to the extent required by law. The death benefit paid will be the basic death benefit unless you have selected one of the other death benefit endorsements. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

Basic Death Benefit. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the Contract Value on the date we receive all required documentation from your Beneficiary.

Optional Death Benefits. Optional death benefits are available that are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit. Optional death benefits are available if you are 79 years of age or younger on the Contract's Issue Date. However, the older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit. These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

Depending on when and in what state you apply for the Contract: the availability of an optional death benefit may be different and how an optional death benefit is calculated varies - all as noted below.


For purposes of these optional death benefits, "Net Premiums" are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the "Highest Anniversary Value" component, the adjustment to your Contract Value for any withdrawals (including applicable charges and deductions) will have occurred proportionally at the time of the withdrawals.


      Following are the calculations for the optional death benefits:

      Return of Premium Death Benefit, changes your basic death benefit to the greatest of:

                        (a) your Contract Value on the date we receive all required documentation from your Beneficiary; or

                        (b) total Net Premiums since your Contract was issued. All withdrawals will reduce this portion of the calculation in the same proportion that the Contract Value was reduced on the date of the withdrawal.

      Highest Anniversary Value Death Benefit, changes your basic death benefit to the greatest of:

                        (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

                        (b)   total Net Premiums since your Contract was issued;
                              or

                        (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable withdrawal charges and adjustments), plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

Payout Options. The basic death benefit and the optional death benefits can be paid under one of the following payout options:

                  o     single lump sum payment; or

                  o payment of entire death benefit within 5 years of the date of death; or

                  o payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.


Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. For more information, please see "Special Spousal Continuation Option" beginning on page 43.


Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death. The Pre-selected Death Benefit Option may not be available in your state.

Special Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Moreover, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. However, a GMWB will terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. The Contract, and its optional benefits, remains the same, except as described above. There is no charge for the Spousal Continuation Option; however, your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

The Special Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-Selected Death Benefit Option may not be available in your state.

Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the SAI. You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts - General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts - Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts - Withdrawals and Income Payments. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

                  o     paid on or after the date you reach age 59 1/2;

                  o     paid to your Beneficiary after you die;

                  o paid if you become totally disabled (as that term is defined in the Code);

                  o paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

                  o     paid under an immediate annuity; or

                  o     which come from premiums made prior to August 14, 1982.

Non-Qualified Contracts - Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated Beneficiary" is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated Beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated Beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts - Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

                  o     reaches age 59 1/2;

                  o     leaves his/her job;

                  o     dies;

                  o     becomes disabled (as that term is defined in the Code);
                        or

                  o experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

Withdrawals - Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

Constructive Withdrawals - Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

                  o there was a written agreement providing for payments of the fees solely from the annuity Contract,

                  o     the Contract Owner had no liability for the fees, and

                  o the fees were paid solely from the annuity Contract to the adviser.


Extension of Latest Income Date. If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year of your Latest Income Date. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.


Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Assignment. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the Contract Owner and Jackson regarding the availability of a particular investment option and other than the Contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 3 Investment Divisions and at least one Fixed Account option. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.


Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.


The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

                  (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's Beneficiary, or (c) for a specified period of ten years or more;

                  (b)   a required minimum distribution;

                  (c)   a hardship withdrawal; or

                  (d)   the non-taxable portion of a distribution.

JACKSON TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.) In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called "Federal (DAC) tax charge" under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

                                OTHER INFORMATION

Dollar Cost Averaging. If the amount allocated to the Investment Divisions plus the amount allocated to a Fixed Account option is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account options from the one-year Fixed Account or any of the Investment Divisions. If the Fixed Account options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. In the case of transfers from the one-year Fixed Account or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. There is no charge for Dollar Cost Averaging. Certain restrictions may apply.

Dollar Cost Averaging Plus (DCA+). The DCA+ Fixed Account is a "source account" designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Accounts. The DCA+ Fixed Account is credited with an enhanced interest rate. If a DCA+ Fixed Account is selected, monies in the DCA+ Fixed Account will be systematically transferred to the Investment Divisions or other Fixed Accounts chosen over the DCA+ term selected. There is no charge for DCA+. The DCA+ Fixed Account is only available for new premiums. Premiums are accepted during the first six Contract Months only. You should consult your Jackson representative with respect to the current availability of the Fixed Account options and the availability of DCA+.

Earnings Sweep. You can choose to move your earnings from the source accounts (only applicable from the one year Fixed Account Option, if currently available). There is no charge for Earnings Sweep.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. There is no charge for Rebalancing.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

Free Look. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

                  o     the Contract Value, plus

                  o any fees (other than asset-based fees) and expenses deducted from the premiums.

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. We will return premium payments where required by law. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

                  o Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

                  o Standardized average annual total return is calculated in accordance with SEC guidelines.

                  o Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

                  o Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

Restrictions Under the Texas Optional Retirement Program (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.


Legal Proceedings. Jackson is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present. Jackson has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended. Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable. Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2008, for information concerning such amounts that have been accrued. At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.


                                 PRIVACY POLICY

Collection of Nonpublic Personal Information. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

                  o Information we receive from you on applications or other forms;

                  o     Information about your transactions with us;

                  o     Information we receive from a consumer reporting agency;

                  o Information we obtain from others in the process of verifying information you provide us; and

                  o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

Disclosure of Current and Former Customer Nonpublic Personal Information. We will not disclose our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, except as permitted by law. To the extent permitted by law, we may disclose to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. We do not sell information to either affiliated or non-affiliated parties.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

You should know that your representative is independent of Jackson. He or she is responsible for the use and security of information you provide him or her. Please contact your representative if you have questions about his or her privacy policy.


Security to Protect the Confidentiality of Nonpublic Personal Information. We have security practices and procedures in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to guard your nonpublic personal information.

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION


General Information and History ..........................................    2

Services .................................................................    2

Purchase of Securities Being Offered .....................................    3

Underwriters .............................................................    3

Calculation of Performance ...............................................    3

Additional Tax Information ...............................................    4

Annuity Provisions .......................................................   15

Net Investment Factor ....................................................   16

Condensed Financial Information ..........................................   17

                                   APPENDIX A

               TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

"JNL(R)," "Jackson National(R)" and "Jackson(SM)" are trademarks or service marks of Jackson National Life Insurance Company.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500," are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson. Any investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC, a wholly owned subsidiary of The McGraw-Hill Companies, Inc. ("S&P") and its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

                                   APPENDIX B


                            GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a 5% GMWB when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges. The examples also assume that the GMWB and any For Life guarantee have not been terminated as described in the Access to Your Money section of this prospectus.

Example 1: At election, your GWB and GAWA are determined.

      o     Example 1a: If the GMWB is elected at issue:

            o Your initial GWB is $100,000, which is your initial Premium payment.

            o Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

      o Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:

            o Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

            o Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

Example 2: Upon payment of a subsequent Premium, your GWB and GAWA are re-determined. Your GWB is subject to a maximum of $5,000,000.

      o Example 2a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

            o Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

            o Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

      o Example 2b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

            o Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

            o Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 =
                  $2,500).

Example 3: Upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified contracts or which is the greater of your GAWA or your RMD for those GMWBs related to qualified contracts), your GWB and GAWA are re-determined.

      o Example 3a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

            o Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

            o Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

            o If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, prior to the Latest Income Date.

      o Example 3b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and your RMD provision is in effect for your endorsement:

            o Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

            o Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

            o If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB) if your endorsement is not a For Life GMWB or if your endorsement is a For Life GMWB and the For Life Guarantee is not in effect. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, prior to the Latest Income Date.

      o     Notes:

            o If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.

            o Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 4: Upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 3), your GWB and GAWA are re-determined. (This example does not apply if you purchase AutoGuard 5 and the effective date of the endorsement is on or after December 3, 2007.)

      o Example 4a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $120,000 and your GWB is $100,000:

            o Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($120,000
                  - $10,000 = $110,000).

            o Your GAWA is recalculated based on the type of endorsement you have elected.

                  - If your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($110,000*0.05 = $5,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).

                  - If your endorsement is a For Life GMWB, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the For Life
                        Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years, prior to the Latest Income Date, to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

      o Example 4b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

            o Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000
                  - $10,000 = $95,000).

            o Your GAWA is recalculated based on the type of endorsement you have elected.

                  - If your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB).

                  - If your endorsement is a For Life GMWB, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the For Life
                        Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years, prior to the Latest Income Date, to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

      o Example 4c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $90,000 and your GWB is $100,000:

            o Your new GWB is $80,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($90,000 - $10,000 = $80,000).

            o Your GAWA is recalculated based on the type of endorsement you have elected.

                  - If your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,000, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($80,000*0.05 = $4,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).

                  - If your endorsement is a For Life GMWB, your GAWA is recalculated to equal $4,000, which is 5% of your new GWB ($80,000*0.05 = $4,000), and if the For Life
                        Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years, prior to the Latest Income Date, to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

      o     Notes:

            o If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

            o Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: Upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 3), your GWB and GAWA are re-determined. (This example only applies if you purchase AutoGuard 5 and the effective date of the endorsement is on or after December 3, 2007.)

      o Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

            o Your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) =
                  $91,200].

            o Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) /
                  ($130,000 - $5,000)) = $4,800]. If you continued to take
                  annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

            o Your GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) =
                  $90,250].

            o Your GAWA is $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) =
                  $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

      o Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

            o Your GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)
                  * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

            o Your GAWA is $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If
                  you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

      o     Notes:

            o     Your GAWA would not be permitted to exceed your remaining GWB.

            o Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: Upon step-up, your GWB and GAWA are re-determined.

      o Example 6a: If at the time of step-up your Contract Value is $200,000, your GWB is $100,000 and your GAWA is $5,000:

            o Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.

            o Your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

            o After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

      o Example 6b: If at the time of step-up your Contract Value is $90,000, your GWB is $80,000 and your GAWA is $5,000:

            o Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.

            o Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

            o After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, prior to the Latest Income Date.

      o     Notes:

            o The election of an Owner-initiated step-up may result in an increase in the GMWB charge. If the charge does increase, a separate calculation would be recommended to establish if the step-up is a beneficial election.

            o Your GWB will only automatically step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

Example 7: Impact of the order of transactions.

      o If prior to any transactions your Contract Value is $200,000, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to your GAWA ($5,000):

            o If you request the withdrawal after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 =
                  $10,000). Following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

            o If you requested the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 =
                  $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

      o     Notes:

            o As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA. If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. If the step-up does not increase your GAWA or the withdrawal requested is greater than your new GAWA, your GAWA resulting from the transactions is the same regardless of the order of the transactions.

            o This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

            o The election of an Owner-initiated step-up may result in an increase in the GMWB charge.

            o Your GWB will only automatically step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

            o If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

            o Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 8: For Life Guarantee becomes effective after the effective date of the endorsement. At the time the For Life Guarantee becomes effective, your GAWA is re-determined. (This example only applies if your endorsement is a For Life GMWB.)

      o Example 8a: If on the Contract Anniversary on or immediately following your 65th birthday your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

            o Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

            o The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option). Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life

                  GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

      o Example 8b: If your Contract Value has fallen to $0 prior to the Contract Anniversary on or immediately following your 65th birthday, your GWB is $50,000 and your GAWA is $5,000:

            o You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

            o The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

      o Example 8c: If on the Contract Anniversary on or immediately following your 65th birthday, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

            o Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

            o The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option). Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

            o Although your GAWA is $0, upon step-up your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option).

      o     Notes:

            o For endorsements with a Joint Option, your GAWA is recalculated and the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.

Example 9: For Life Guarantee on a For Life GMWB with Joint Option. (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

      o If at the time of the first death of the Covered Lives the Contract Value is $105,000, your GWB is $100,000, and your GAWA is $5,000:

            o The spouse may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age
                  65. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life.

            o     Your GWB remains $100,000 and your GAWA remains $5,000.

                                   APPENDIX C

                              BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products.

1st Discount Brokerage, Inc.   Capital Analysts, Inc.          Essex National Securities        Harvest Capital
1st Global Capital Corp.       Capital City Securities         Feltl & Company                  Hazard & Siegel, Inc.
Abbott Bennett Group LLC       Capital Financial Group         Ferris Baker Watts, Inc.         HBW Securities
A.G. Edwards & Sons, Inc.      CCF Investments, Inc.           FFP Securities, Inc.             Heim, Young & Associates, Inc.
Acorn Financial                CCO Investment Services Corp.   Fifth Third Securities           Hornor Townsend & Kent, Inc.
Advantage Capital Corp.        Centennial Securities Company   Financial Network Investment     Huckin Financial Group, Inc.
Advisors Marketing, Inc.       Centaurus Financial, Inc.       First Allied Securities, Inc.    Huntington Investment Company
AIG Financial Advisors         Century Securities              First Brokerage America          IMS Securities
Allegiant Securities           CFD Investments, Inc.           First Heartland Capital, Inc.    Independent Financial Group
American General Securities    Chevy Chase Securities          First Independent Financial      Infinex Investments
American Investors Company     Choice Investments, Inc.        First Merit Insurance Agency     ING Financial
American Portfolios Financial  Colonial Brokerage              FNB Brokerage Services           Institutional Securities Corp.
Ameriprise Advisor Services    Colonial Financial Services     Fortune Financial Services       InterCarolina Financial Services
Ameritas Investment Corp.      Colonial Investments Services   Founders Financial Securities    Intersecurities, Inc.
Apple Tree Investments         Commonwealth Financial Network  Fox & Company Investments, Inc.  Intervest International
Askar Corp.                    Community Bankers Securities    FSC Securities Corp.             Invest Financial Corp.
Associated Securities Corp.    Comprehensive Asset             FTC Methods Inc.                 Investacorp, Inc.
AXA Advisors, LLC                 Management, Inc.             G.A. Repple and Company          Investment Center, Inc.
BancWest Investment Services   Coordinated Capital Securities  G.W. Sherwold Associates, Inc.   Investment Centers of America, Inc.
BB&T Investment Services Inc.  Countrywide Investment          GBA Financial Group, LLC         Investment Professionals, Inc.
BCG Securities                    Services                     Geneos Wealth Management, Inc.   Investors Capital Corp.
Bentley Lawrence Securities    Crowell, Weedon & Company       GF Investment Services           J P Turner & Company, LLC
Berthel Fisher & Company       Crown Capital Securities L.P.   GLP Investment Services          J.J.B. Hilliard, W.L. Lyons, LLC
   Financial Services          CUE Financial Group, Inc.       Great American Advisors, Inc.    J.W. Cole Financial, Inc.
BFT Financial                  CUNA Brokerage Services, Inc.   Great Nation Investment Corp.    Janney Montgomery Scott, LLC
BOSC, Inc.                     CUSO Financial Services         Great Southern Investments       Jefferson Pilot Securities Corp.
Brecek & Young Advisors, Inc.  Cutter and Company              Gunn Allen Financial, Inc.       John James Investments, Inc.
Brewer Financial Services      D.A. Davidson & Company         GWN Securities, Inc.             Kalos Capital, Inc.
Broad Street Securities        Dunwoody Brokerage              H D Vest Investment Securities   KCD Financial
Broker Dealer Financial           Services, Inc.               H&R Block Financial Advisors     Key Investments
Brookstone Securities          E Planning Securities, Inc.     H. Beck, Inc.                    KMS Financial
Bueter & Company, Inc.         Economy Securities, Inc.        Hantz Financial Services, Inc.   Koehler Financial, LLC
Cadaret, Grant & Company       EDI Financial, Inc.             Harbour Investment, Inc.         Kovack Securities, Inc.
Calton & Associates, Inc.      Ensemble Financial Services     Harger & Company                 Labrunerie Financial, Inc.
Cambridge Investment Research  Equable Securities Corp.        Harold Dance Investments         Landolt Securities, Inc.
Cantella & Company             Equitas America
                               Equity Services, Inc.
                               ESI Financial

Lasalle St Securities LLC         O.N. Equity Sales Company       Royal Alliance                   Triune Capital Advisors
Legend Equities Corp.             OneAmerica Securities              Associates, Inc.              Trustmont Financial Group
Leigh Baldwin & Company, LLC      Oppenheimer & Company           Sammons Securities               UBS Financial Services, Inc.
Lesko Securities, Inc.            P.T. Bloyd & Associates            Company, Inc.                 UnionBanc Investment
Liberty Partners Financial        Pacific West                    Schlitt Investor Services, Inc.     Services LLC
Life Investors Financial          Packerland Brokerage Services   Scott & Stringfellow, Inc.       United Equity Securities
Lincoln Financial                 Park Avenue Securities          Securian Financial Services      United Planners Financial
   Securities Corp.               Paulson Investment Company      Securities America, Inc.         USA Advanced Planners, Inc.
LPL Financial Corporation         Peak Securities                 Securities Service Network       USA Financial Securities Corp.
Madison Ave Securities            Pension Planners Securities     Sicor Securities, Inc.           UVEST Corp.
Main Street Securities            Peoples Securities              Sigma Financial Corp.            Valmark Securities, Inc.
Medallion Investment              Planmember Securities           Signator Investors, Inc.         Vanderbilt Securities LLC
   Services Inc.                  Prime Capital Services Inc.     SII Investments, Inc.            VSR Financial Services, Inc.
Merrimac Corporate                Prime Financial Services        Sorrento Pacific                 Wachovia Securities LLC
   Securities Inc.                Primevest                       South West Securities Financial  Wall Street Financial Group
Metlife Securities                Pro Equities, Inc.                 Services, Inc.                Walnut Street Securities
Michigan Securities Inc.          Professional Asset Management   Spectrum Capital                 WaMu Investments, Inc.
Mid Atlantic Securities Inc.      Prospera Financial              Spire Securities LLC             Waterstone Financial Group
Milkie/Ferguson Investments          Services, Inc.               Stanford Group Company           Webster Investments
MML Investors Services Inc.       Purshe Kaplan Sterling          Sterne Agee Financial Services   Wedbush Morgan Securities
Money Concepts Capital Corp.      Qa3 Financial Corp.             Stifel Nicolaus & Company        Western Equity Group
Moors & Cabot Inc.                Questar Capital Corp.           Strategic Financial Alliance     Western International
Morgan Keegan & Company           R.L. Harger & Associates Inc.   Summit Alliance Securities LLC      Securities, Inc.
Morgan Peabody, Inc.              Raymond James &                 Summit Brokerage                 Wilmington Brokerage Services
Multi-Financial Securities Corp.     Associates, Inc.                Services, Inc.                Woodbury Financial
Mutual Service Corp.              RBC Capital Markets Corp.       Summit Equities Inc.                Services, Inc.
National Planning Corporation     RC Dunwoody & Associates Inc.   Sunset Financial                 Workman Securities Corp.
National Securities Corp.         Regal Securities Inc.              Services, Inc.                World Equity Group, Inc.
New England Securities            Resource Horizons Group         Syndicated Capital Inc.          World Financial Group
Newbridge Securities Corp.        Riderwood Group                 Synergy Investment Group         World Group Securities, Inc.
Next Financial Group, Inc.        River Stone Wealth Management   TFS Securities Inc.              WRP Investments, Inc.
NFP Securities, Inc.              RNR Securities LLC              The Leaders Group                Wunderlich Securities
North Atlantic Securities LLC     Robert W Baird & Company, Inc.  Thomas McDonald Partners
North Ridge Securities Corp.      Roche Securities Sales          Thrivent Investment Management
NYLife Securities LLC                                             Tower Square Securities, Inc.
                                                                  Transamerica Financial
                                                                     Advisors, Inc.
                                                                  Triad Advisors, Inc.

                                   APPENDIX D


                            ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.


Previously, the JNL/S&P Growth Retirement Strategy Fund, the JNL/S&P Moderate Growth Retirement Strategy Fund, and JNL/S&P Moderate Retirement Strategy Fund (collectively "Retirement Funds") were offered as Funds under this Contract. However, effective April 6, 2009, these Retirement Funds were merged with the JNL/S&P Disciplined Growth Fund, JNL/S&P Disciplined Moderate Growth Fund and JNL/S&P Disciplined Moderate Fund, as outlined below:

      ----------------------------------------   ------------------------------------------------
      CURRENTLY OFFERED FUND                     PREVIOUSLY OFFERED FUND
      ----------------------------------------   ------------------------------------------------
      JNL/S&P Disciplined Growth Fund            JNL/S&P Growth Retirement Strategy Fund
      ----------------------------------------   ------------------------------------------------
      JNL/S&P Disciplined Moderate Growth Fund   JNL/S&P Moderate Growth Retirement Strategy Fund
      ----------------------------------------   ------------------------------------------------
      JNL/S&P Disciplined Moderate Fund          JNL/S&P Moderate Retirement Strategy Fund
      ----------------------------------------   ------------------------------------------------


At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Base Contract - 0.50%

                                                             December 31,   December 31,
Investment Divisions                                             2008           2007
                                                             ------------   ------------
JNL/S&P Growth Retirement Strategy Division(1353)

   Accumulation unit value:
      Beginning of period                                    $      10.72   $      10.70
      End of period                                          $       7.32   $      10.72
   Accumulation units outstanding at the end of period              6,676          5,264

JNL/S&P Moderate Growth Retirement Strategy Division(1353)

   Accumulation unit value:
      Beginning of period                                    $      10.64   $      10.49
      End of period                                          $       7.97   $      10.64
   Accumulation units outstanding at the end of period              9,147          6,073

JNL/S&P Moderate Retirement Strategy Division(1353)

   Accumulation unit value:
      Beginning of period                                    $      10.52   $      10.29
      End of period                                          $       8.64   $      10.52
   Accumulation units outstanding at the end of period             38,008          7,755

Accumulation Unit Values
Base Contract - 1.05%

                                                             December 31,   December 31,
Investment Divisions                                             2008           2007
                                                             ------------   ------------
JNL/S&P Growth Retirement Strategy Division(1276)

   Accumulation unit value:
      Beginning of period                                    $      10.67   $      10.09
      End of period                                          $       7.24   $      10.67
   Accumulation units outstanding at the end of period             19,972         12,974

JNL/S&P Moderate Growth Retirement Strategy Division(1290)

   Accumulation unit value:
      Beginning of period                                    $      10.58   $      10.29
      End of period                                          $       7.88   $      10.58
   Accumulation units outstanding at the end of period             14,636          9,783

JNL/S&P Moderate Retirement Strategy Division(1315)

   Accumulation unit value:
      Beginning of period                                    $      10.46   $      10.33
      End of period                                          $       8.55   $      10.46
   Accumulation units outstanding at the end of period              2,602          1,152

--------------------------------------------------------------------------------
Questions: If you have any questions about your Contract, you may contact us at:


Annuity Service Center:                   1 (800) 873-5654 (8 a.m. - 8 p.m. ET)

      Mail Address:                       P.O. Box 30314, Lansing, Michigan 48909-7814

      Delivery Address:                   1 Corporate Way, Lansing, Michigan 48951

Institutional Marketing Group             1 (800) 777-7779 (8 a.m. - 8 p.m. ET)
Service Center:
(for Contracts purchased through a bank
or another financial institution)

      Mail Address:                       P.O. Box 30392, Lansing, Michigan 48909-7892

      Delivery Address:                   1 Corporate Way, Lansing, Michigan 48951
                                          Attn:  IMG

Home Office:                              1 Corporate Way, Lansing, Michigan 48951


--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION



                                  APRIL 6, 2009




                  INDIVIDUAL AND GROUP MODIFIED SINGLE PREMIUM
                  FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
                  OF JACKSON NATIONAL LIFE INSURANCE COMPANY(R)




This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 6, 2009. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or calling 1-800-873-5654.



                                TABLE OF CONTENTS
                                                                    PAGE

General Information and History                                      2

Services                                                             2

Purchase of Securities Being Offered                                 3

Underwriters                                                         3

Calculation of Performance                                           3

Additional Tax Information                                           4

Annuity Provisions                                                   15

Net Investment Factor                                                16


Condensed Financial Information                                      17

GENERAL INFORMATION AND HISTORY

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (JacksonSM). Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.


TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES


The JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P"), a wholly owned subsidiary of The McGraw-Hill Companies, Inc. and its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index, or any other S&P Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P, and the S&P
500(R) Index, which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, or any other S&P Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



SERVICES

Jackson keeps the assets of the Separate Account. Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account - I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.


The aggregate amount of underwriting commissions paid to broker/dealers was $70,341 in 2007 and $20,337 in 2008. We paid no commissions prior to 2007 because the Contracts were not available for sale. JNLD did not retain any portion of the commissions.


CALCULATION OF PERFORMANCE

When Jackson advertises performance for an Investment Division, we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                       6
            (  a-b    )
YIELD = 2  [(  --- + 1) -1]
            (  cd     )

Where:

     a              =            net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
     b              =            expenses for the Investment Division accrued for the period (net of reimbursements).
     c              =            the average daily number of accumulation units outstanding during the period.
     d              =            the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 5%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

JACKSON'S TAX STATUS

Jackson is taxed as a life insurance company under the Internal Revenue Code of1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury  Department  has issued  Regulations  establishing  diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 3 Investment Divisions and at least 1 Fixed Account option. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner is permitted to make up to 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES


Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998, in CONWAY V. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the CONWAY decision, the IRS issued Notice 2003-51 and Revenue Procedure 2008-24. In accordance with these rulings, the IRS will consider a partial exchange valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 12 months of the date of the partial exchange or if the owner can demonstrate that they have met certain conditions under Section 72(a)(2) or had any life event similar to these conditions that occurred between the date of the exchange and the date of the withdrawal or surrender. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of life events may be approved by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.


CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

TAX-QUALIFIED PLANS

The  Contracts  offered by the  Prospectus  are  designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in
Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson's administrative procedures. Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

     (a)  Tax-Sheltered Annuities

     Section  403(b)  of  the  Code  permits  the  purchase  of   "tax-sheltered
     annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (b)  Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (c)  Roth IRA Annuities

     Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.


     Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2008, these levels are $101,000 in the case of single taxpayers, $159,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately. These levels are indexed annually in $1,000 increments.

     An  overall  $5,000  annual  limitation   (increased  as  discussed  above)
     continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.


     Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.


     Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The adjusted gross income limit is eliminated for rollovers after December 31, 2009. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. For rollovers in 2010, the income may be reported ratably in 2011 and 2012. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.


     (d)  Pension and Profit-Sharing Plans

     The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (e)  Eligible Deferred Compensation Plans - Section 457


     Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the elective deferral limitation. The Act increases the dollar limit on deferrals to conform to the $16,500 elective deferral limitation in 2009. The limit is indexed for inflation in $500 increments annually thereafter. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,500.


     The same  contribution  and catch-up  contributions  are also available for
     participants   in   qualified   pension   and   profit-sharing   plans  and
     tax-sheltered annuities under Section 403(b) of the Code.

     In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

     All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

     In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

     *    attains age 70 1/2,

     *    severs employment,

     *    dies, or

     * suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

ANNUITY PROVISIONS

VARIABLE ANNUITY PAYMENT

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

ANNUITY UNIT VALUE

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on an assumed investment rate of 3% for option 4 or 4.5% for option 1-3.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3% for option 4 or 4.5% for option 1-3.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

     (a)  is the net result of:

          (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

          (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

          (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

     (b)  is the net  asset  value  of the  Fund  share  held in the  Investment
          Division determined as of the valuation date at the end of the preceding valuation period; and

     (c) is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.


CONDENSED FINANCIAL INFORMATION

Accumulation Unit Values

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Previously, the JNL/S&P Growth Retirement Strategy Fund, the JNL/S&P Moderate Growth Retirement Strategy Fund, and JNL/S&P Moderate Retirement Strategy Fund (collectively "Retirement Funds") were offered as Funds under this Contract. However, effective April 6, 2009, these Retirement Funds were merged with the JNL/S&P Disciplined Growth Fund, JNL/S&P Disciplined Moderate Growth Fund and JNL/S&P Disciplined Moderate Fund, as outlined below:


--------------------------------------------------------- -------------------------------------------------------

CURRENTLY OFFERED FUND                                    PREVIOUSLY OFFERED FUND

--------------------------------------------------------- -------------------------------------------------------
--------------------------------------------------------- -------------------------------------------------------

JNL/S&P Disciplined Growth Fund                           JNL/S&P Growth Retirement Strategy Fund

--------------------------------------------------------- -------------------------------------------------------
--------------------------------------------------------- -------------------------------------------------------

JNL/S&P Disciplined Moderate Growth Fund                  JNL/S&P Moderate Growth Retirement Strategy Fund

--------------------------------------------------------- -------------------------------------------------------
--------------------------------------------------------- -------------------------------------------------------

JNL/S&P Disciplined Moderate Fund                         JNL/S&P Moderate Retirement Strategy Fund

--------------------------------------------------------- -------------------------------------------------------


At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

ACCUMULATION UNIT VALUES
BASE CONTRACT - 0.70%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2008                2007
                                                                            ----                ----

JNL/S&P Growth Retirement Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Moderate Growth Retirement Strategy Division(1370)

  Accumulation unit value:
    Beginning of period                                                    $10.62              $10.33
    End of period                                                           $7.94              $10.62
  Accumulation units outstanding
  at the end of period                                                     16,923              22,920

JNL/S&P Moderate Retirement Strategy Division(1438)

  Accumulation unit value:
    Beginning of period                                                    $10.50              $10.41
    End of period                                                           $8.61              $10.50
  Accumulation units outstanding
  at the end of period                                                     67,587              14,409

ACCUMULATION UNIT VALUES
BASE CONTRACT - 0.75%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2008                2007
                                                                            ----                ----

JNL/S&P Growth Retirement Strategy Division(1251)

  Accumulation unit value:
    Beginning of period                                                    $10.70              $10.12
    End of period                                                           $7.28              $10.70
  Accumulation units outstanding
  at the end of period                                                     48,777              58,009

JNL/S&P Moderate Growth Retirement Strategy Division(1299)

  Accumulation unit value:
    Beginning of period                                                    $10.61              $10.42
    End of period                                                           $7.93              $10.61
  Accumulation units outstanding
  at the end of period                                                     32,900              24,662

JNL/S&P Moderate Retirement Strategy Division(1355)

  Accumulation unit value:
    Beginning of period                                                    $10.49              $10.33
    End of period                                                           $8.60              $10.49
  Accumulation units outstanding
  at the end of period                                                     20,432              4,778


    1 - September 16, 1996   66 - March 4, 2002       131 - June 7, 2002
    2 - April 1, 1998        67 - March 5, 2002       132 - June 10, 2002
    3 - April 8, 1998        68 - March 6, 2002       133 - June 11, 2002
    4 - April 9, 1998        69 - March 7, 2002       134 - June 12, 2002
    5 - April 13, 1998       70 - March 8, 2002       135 - June 14, 2002
    6 - April 15, 1998       71 - March 11, 2002      136 - June 17, 2002
    7 - January 21, 1999     72 - March 12, 2002      137 - June 20, 2002
    8 - January 29, 1999     73 - March 13, 2002      138 - June 21, 2002
    9 - February 9, 1999     74 - March 14, 2002      139 - June 24, 2002
   10 - March 22, 1999       75 - March 15, 2002      140 - June 25, 2002
   11 - April 1, 1999        76 - March 18, 2002      141 - June 26, 2002
   12 - April 8, 1999        77 - March 19, 2002      142 - June 27, 2002
   13 - April 9, 1999        78 - March 20, 2002      143 - June 28, 2002
   14 - April 13, 1999       79 - March 21, 2002      144 - July 1, 2002
   15 - April 15, 1999       80 - March 22, 2002      145 - July 2, 2002
   16 - April 22, 1999       81 - March 25, 2002      146 - July 3, 2002
   17 - July 2, 1999         82 - March 26, 2002      147 - July 5, 2002
   18 - August 16, 1999      83 - March 27, 2002      148 - July 8, 2002
   19 - May 1, 2000          84 - March 28, 2002      149 - July 9, 2002
   20 - November 3, 2000     85 - April 1, 2002       150 - July 11, 2002
   21 - November 17, 2000    86 - April 2, 2002       151 - July 12, 2002
   22 - November 27, 2000    87 - April 3, 2002       152 - July 15, 2002
   23 - December 14, 2000    88 - April 4, 2002       153 - July 16, 2002
   24 - December 19, 2000    89 - April 8, 2002       154 - July 18, 2002
   25 - February 12, 2001    90 - April 9, 2002       155 - July 22, 2002
   26 - March 28, 2001       91 - April 10, 2002      156 - July 24, 2002
   27 - May 1, 2001          92 - April 11, 2002      157 - July 25, 2002
   28 - June 7, 2001         93 - April 12, 2002      158 - July 26, 2002
   29 - August 15, 2001      94 - April 15, 2002      159 - July 29, 2002
   30 - October 29, 2001     95 - April 16, 2002      160 - July 30, 2002
   31 - December 14, 2001    96 - April 17, 2002      161 - July 31, 2002
   32 - January 3, 2002      97 - April 18, 2002      162 - August 1, 2002
   33 - January 7, 2002      98 - April 19, 2002      163 - August 5, 2002
   34 - January 10, 2002     99 - April 22, 2002      164 - August 6, 2002
   35 - January 11, 2002    100 - April 23, 2002      165 - August 7, 2002
   36 - January 14, 2002    101 - April 24, 2002      166 - August 8, 2002
   37 - January 15, 2002    102 - April 25, 2002      167 - August 12, 2002
   38 - January 18, 2002    103 - April 26, 2002      168 - August 13, 2002
   39 - January 22, 2002    104 - April 29, 2002      169 - August 14, 2002
   40 - January 23, 2002    105 - April 30, 2002      170 - August 15, 2002
   41 - January 25, 2002    106 - May 1, 2002         171 - August 16, 2002
   42 - January 28, 2002    107 - May 2, 2002         172 - August 19, 2002
   43 - January 29, 2002    108 - May 3, 2002         173 - August 20, 2002
   44 - January 30, 2002    109 - May 6, 2002         174 - August 23, 2002
   45 - January 31, 2002    110 - May 7, 2002         175 - August 26, 2002
   46 - February 1, 2002    111 - May 8, 2002         176 - August 28, 2002
   47 - February 4, 2002    112 - May 9, 2002         177 - August 29, 2002
   48 - February 5, 2002    113 - May 10, 2002        178 - August 30, 2002
   49 - February 6, 2002    114 - May 13, 2002        179 - September 3, 2002
   50 - February 7, 2002    115 - May 14, 2002        180 - September 4, 2002
   51 - February 8, 2002    116 - May 15, 2002        181 - September 5, 2002
   52 - February 11, 2002   117 - May 16, 2002        182 - September 6, 2002
   53 - February 12, 2002   118 - May 17, 2002        183 - September 10, 2002
   54 - February 13, 2002   119 - May 20, 2002        184 - September 11, 2002
   55 - February 14, 2002   120 - May 21, 2002        185 - September 12, 2002
   56 - February 15, 2002   121 - May 23, 2002        186 - September 13, 2002
   57 - February 19, 2002   122 - May 24, 2002        187 - September 16, 2002
   58 - February 20, 2002   123 - May 28, 2002        188 - September 17, 2002
   59 - February 21, 2002   124 - May 29, 2002        189 - September 18, 2002
   60 - February 22, 2002   125 - May 30, 2002        190 - September 19, 2002
   61 - February 25, 2002   126 - May 31, 2002        191 - September 20, 2002
   62 - February 26, 2002   127 - June 3, 2002        192 - September 23, 2002
   63 - February 27, 2002   128 - June 4, 2002        193 - September 24, 2002
   64 - February 28, 2002   129 - June 5, 2002        194 - September 25, 2002
   65 - March 1, 2002       130 - June 6, 2002        195 - September 26, 2002

  196 - September 27, 2002    261 - January 31, 2003   326 - May 12, 2003
  197 - September 30, 2002    262 - February 3, 2003   327 - May 13, 2003
  198 - October 1, 2002       263 - February 4, 2003   328 - May 14, 2003
  199 - October 2, 2002       264 - February 5, 2003   329 - May 15, 2003
  200 - October 3, 2002       265 - February 6, 2003   330 - May 19, 2003
  201 - October 4, 2002       266 - February 7, 2003   331 - May 20, 2003
  202 - October 7, 2002       267 - February 12, 2003  332 - May 21, 2003
  203 - October 8, 2002       268 - February 13, 2003  333 - May 22, 2003
  204 - October 9, 2002       269 - February 14, 2003  334 - May 23, 2003
  205 - October 10, 2002      270 - February 18, 2003  335 - May 27, 2003
  206 - October 11, 2002      271 - February 19, 2003  336 - May 28, 2003
  207 - October 14, 2002      272 - February 20, 2003  337 - May 29, 2003
  208 - October 15, 2002      273 - February 21, 2003  338 - May 30, 2003
  209 - October 17, 2002      274 - February 24, 2003  339 - June 2, 2003
  210 - October 18, 2002      275 - February 25, 2003  340 - June 3, 2003
  211 - October 21, 2002      276 - February 26, 2003  341 - June 4, 2003
  212 - October 22, 2002      277 - February 27, 2003  342 - June 5, 2003
  213 - October 24, 2002      278 - February 28, 2003  343 - June 6, 2003
  214 - October 25, 2002      279 - March 3, 2003      344 - June 9, 2003
  215 - October 28, 2002      280 - March 4, 2003      345 - June 10, 2003
  216 - October 29, 2002      281 - March 5, 2003      346 - June 11, 2003
  217 - October 31, 2002      282 - March 6, 2003      347 - June 12, 2003
  218 - November 1, 2002      283 - March 7, 2003      348 - June 13, 2003
  219 - November 4, 2002      284 - March 10, 2003     349 - June 16, 2003
  220 - November 5, 2002      285 - March 11, 2003     350 - June 17, 2003
  221 - November 6, 2002      286 - March 12, 2003     351 - June 18, 2003
  222 - November 7, 2002      287 - March 13, 2003     352 - June 19, 2003
  223 - November 8, 2002      288 - March 14, 2003     353 - June 20, 2003
  224 - November 12, 2002     289 - March 17, 2003     354 - June 23, 2003
  225 - November 13, 2002     290 - March 18, 2003     355 - June 24, 2003
  226 - November 14, 2002     291 - March 19, 2003     356 - June 25, 2003
  227 - November 15, 2002     292 - March 20, 2003     357 - June 26, 2003
  228 - November 18, 2002     293 - March 21, 2003     358 - June 27, 2003
  229 - November 19, 2002     294 - March 24, 2003     359 - June 30, 2003
  230 - November 20, 2002     295 - March 26, 2003     360 - July 1, 2003
  231 - November 22, 2002     296 - March 27, 2003     361 - July 2, 2003
  232 - November 25, 2002     297 - March 28, 2003     362 - July 3, 2003
  233 - November 26, 2002     298 - March 31, 2003     363 - July 7, 2003
  234 - November 27, 2002     299 - April 1, 2003      364 - July 8, 2003
  235 - November 29, 2002     300 - April 2, 2003      365 - July 9, 2003
  236 - December 2, 2002      301 - April 3, 2003      366 - July 10, 2003
  237 - December 3, 2002      302 - April 4, 2003      367 - July 11, 2003
  238 - December 5, 2002      303 - April 7, 2003      368 - July 14, 2003
  239 - December 6, 2002      304 - April 8, 2003      369 - July 15, 2003
  240 - December 9, 2002      305 - April 9, 2003      370 - July 17, 2003
  241 - December 16, 2002     306 - April 10, 2003     371 - July 18, 2003
  242 - December 17, 2002     307 - April 11, 2003     372 - July 21, 2003
  243 - December 18, 2002     308 - April 14, 2003     373 - July 22, 2003
  244 - December 19, 2002     309 - April 15, 2003     374 - July 23, 2003
  245 - December 23, 2002     310 - April 16, 2003     375 - July 24, 2003
  246 - December 27, 2002     311 - April 17, 2003     376 - July 25, 2003
  247 - December 30, 2002     312 - April 21, 2003     377 - July 28, 2003
  248 - December 31, 2002     313 - April 22, 2003     378 - July 29, 2003
  249 - January 2, 2003       314 - April 23, 2003     379 - July 30, 2003
  250 - January 3, 2003       315 - April 24, 2003     380 - July 31, 2003
  251 - January 6, 2003       316 - April 25, 2003     381 - August 1, 2003
  252 - January 9, 2003       317 - April 28, 2003     382 - August 4, 2003
  253 - January 16, 2003      318 - April 29, 2003     383 - August 5, 2003
  254 - January 17, 2003      319 - April 30, 2003     384 - August 6, 2003
  255 - January 21, 2003      320 - May 1, 2003        385 - August 7, 2003
  256 - January 22, 2003      321 - May 2, 2003        386 - August 8, 2003
  257 - January 24, 2003      322 - May 5, 2003        387 - August 11, 2003
  258 - January 27, 2003      323 - May 6, 2003        388 - August 12, 2003
  259 - January 28, 2003      324 - May 7, 2003        389 - August 13, 2003
  260 - January 30, 2003      325 - May 8, 2003        390 - August 14, 2003

  391 - August 15, 2003      456 - November 17, 2003   521 - February 23, 2004
  392 - August 18, 2003      457 - November 18, 2003   522 - February 24, 2004
  393 - August 19, 2003      458 - November 19, 2003   523 - February 25, 2004
  394 - August 20, 2003      459 - November 20, 2003   524 - February 26, 2004
  395 - August 21, 2003      460 - November 21, 2003   525 - February 27, 2004
  396 - August 22, 2003      461 - November 24, 2003   526 - March 1, 2004
  397 - August 25, 2003      462 - November 25, 2003   527 - March 2, 2004
  398 - August 26, 2003      463 - November 26, 2003   528 - March 3, 2004
  399 - August 27, 2003      464 - November 28, 2003   529 - March 4, 2004
  400 - August 28, 2003      465 - December 1, 2003    530 - March 5, 2004
  401 - August 29, 2003      466 - December 2, 2003    531 - March 8, 2004
  402 - September 2, 2003    467 - December 3, 2003    532 - March 9, 2004
  403 - September 3, 2003    468 - December 4, 2003    533 - March 10, 2004
  404 - September 5, 2003    469 - December 5, 2003    534 - March 11, 2004
  405 - September 8, 2003    470 - December 8, 2003    535 - March 12, 2004
  406 - September 9, 2003    471 - December 9, 2003    536 - March 15, 2004
  407 - September 10, 2003   472 - December 10, 2003   537 - March 16, 2004
  408 - September 11, 2003   473 - December 11, 2003   538 - March 17, 2004
  409 - September 12, 2003   474 - December 12, 2003   539 - March 18, 2004
  410 - September 15, 2003   475 - December 15, 2003   540 - March 19, 2004
  411 - September 16, 2003   476 - December 16, 2003   541 - March 22, 2004
  412 - September 17, 2003   477 - December 17, 2003   542 - March 23, 2004
  413 - September 18, 2003   478 - December 18, 2003   543 - March 24, 2004
  414 - September 19, 2003   479 - December 19, 2003   544 - March 25, 2004
  415 - September 22, 2003   480 - December 22, 2003   545 - March 26, 2004
  416 - September 23, 2003   481 - December 23, 2003   546 - March 29, 2004
  417 - September 24, 2003   482 - December 24, 2003   547 - March 30, 2004
  418 - September 25, 2003   483 - December 26, 2003   548 - March 31, 2004
  419 - September 26, 2003   484 - December 29, 2003   549 - April 1, 2004
  420 - September 29, 2003   485 - December 30, 2003   550 - April 2, 2004
  421 - September 30, 2003   486 - December 31, 2003   551 - April 5, 2004
  422 - October 1, 2003      487 - January 2, 2004     552 - April 6, 2004
  423 - October 2, 2003      488 - January 5, 2004     553 - April 7, 2004
  424 - October 3, 2003      489 - January 6, 2004     554 - April 8, 2004
  425 - October 4, 2003      490 - January 7, 2004     555 - April 12, 2004
  426 - October 6, 2003      491 - January 8, 2004     556 - April 13, 2004
  427 - October 7, 2003      492 - January 9, 2004     557 - April 14, 2004
  428 - October 8, 2003      493 - January 12, 2004    558 - April 15, 2004
  429 - October 9, 2003      494 - January 13, 2004    559 - April 16, 2004
  430 - October 10, 2003     495 - January 14, 2004    560 - April 19, 2004
  431 - October 13, 2003     496 - January 15, 2004    561 - April 20, 2004
  432 - October 14, 2003     497 - January 16, 2004    562 - April 21, 2004
  433 - October 15, 2003     498 - January 20, 2004    563 - April 22, 2004
  434 - October 16, 2003     499 - January 21, 2004    564 - April 23, 2004
  435 - October 17, 2003     500 - January 22, 2004    565 - April 26, 2004
  436 - October 20, 2003     501 - January 23, 2004    566 - April 27, 2004
  437 - October 21, 2003     502 - January 26, 2004    567 - April 28, 2004
  438 - October 22, 2003     503 - January 27, 2004    568 - April 29, 2004
  439 - October 23, 2003     504 - January 28, 2004    569 - April 30, 2004
  440 - October 24, 2003     505 - January 29, 2004    570 - May 3, 2004
  441 - October 27, 2003     506 - January 30, 2004    571 - May 4, 2004
  442 - October 28, 2003     507 - February 2, 2004    572 - May 5, 2004
  443 - October 29, 2003     508 - February 3, 2004    573 - May 6, 2004
  444 - October 30, 2003     509 - February 4, 2004    574 - May 7, 2004
  445 - October 31, 2003     510 - February 5, 2004    575 - May 10, 2004
  446 - November 3, 2003     511 - February 6, 2004    576 - May 11, 2004
  447 - November 4, 2003     512 - February 9, 2004    577 - May 12, 2004
  448 - November 5, 2003     513 - February 10, 2004   578 - May 13, 2004
  449 - November 6, 2003     514 - February 11, 2004   579 - May 14, 2004
  450 - November 7, 2003     515 - February 12, 2004   580 - May 17, 2004
  451 - November 10, 2003    516 - February 13, 2004   581 - May 18, 2004
  452 - November 11, 2003    517 - February 17, 2004   582 - May 19, 2004
  453 - November 12, 2003    518 - February 18, 2004   583 - May 20, 2004
  454 - November 13, 2003    519 - February 19, 2004   584 - May 21, 2004
  455 - November 14, 2003    520 - February 20, 2004   585 - May 24, 2004

  586 - May 25, 2004         651 - August 30, 2004       716 - December 1, 2004
  587 - May 26, 2004         652 - August 31, 2004       717 - December 2, 2004
  588 - May 27, 2004         653 - September 1, 2004     718 - December 3, 2004
  589 - May 28, 2004         654 - September 2, 2004     719 - December 6, 2004
  590 - June 1, 2004         655 - September 3, 2004     720 - December 7, 2004
  591 - June 2, 2004         656 - September 7, 2004     721 - December 8, 2004
  592 - June 3, 2004         657 - September 8, 2004     722 - December 9, 2004
  593 - June 4, 2004         658 - September 9, 2004     723 - December 10, 2004
  594 - June 7, 2004         659 - September 10, 2004    724 - December 13, 2004
  595 - June 8, 2004         660 - September 13, 2004    725 - December 14, 2004
  596 - June 9, 2004         661 - September 14, 2004    726 - December 15, 2004
  597 - June 10, 2004        662 - September 15, 2004    727 - December 16, 2004
  598 - June 14, 2004        663 - September 16, 2004    728 - December 17, 2004
  599 - June 15, 2004        664 - September 17, 2004    729 - December 20, 2004
  600 - June 16, 2004        665 - September 20, 2004    730 - December 21, 2004
  601 - June 17, 2004        666 - September 21, 2004    731 - December 22, 2004
  602 - June 18, 2004        667 - September 22, 2004    732 - December 23, 2004
  603 - June 21, 2004        668 - September 23, 2004    733 - December 27, 2004
  604 - June 22, 2004        669 - September 24, 2004    734 - December 28, 2004
  605 - June 23, 2004        670 - September 27, 2004    735 - December 29, 2004
  606 - June 24, 2004        671 - September 28, 2004    736 - December 30, 2004
  607 - June 25, 2004        672 - September 29, 2004    737 - December 31, 2004
  608 - June 28, 2004        673 - September 30, 2004    738 - January 3, 2005
  609 - June 29, 2004        674 - October 1, 2004       739 - January 4, 2005
  610 - July 1, 2004         675 - October 4, 2004       740 - January 5, 2005
  611 - July 2, 2004         676 - October 5, 2004       741 - January 6, 2005
  612 - July 6, 2004         677 - October 6, 2004       742 - January 7, 2005
  613 - July 7, 2004         678 - October 7, 2004       743 - January 10, 2005
  614 - July 8, 2004         679 - October 8, 2004       744 - January 11, 2005
  615 - July 9, 2004         680 - October 11, 2004      745 - January 12, 2005
  616 - July 12, 2004        681 - October 12, 2004      746 - January 13, 2005
  617 - July 13, 2004        682 - October 13, 2004      747 - January 14, 2005
  618 - July 14, 2004        683 - October 14, 2004      748 - January 18, 2005
  619 - July 15, 2004        684 - October 15, 2004      749 - January 19, 2005
  620 - July 16, 2004        685 - October 18, 2004      750 - January 20, 2005
  621 - July 19, 2004        686 - October 19, 2004      751 - January 21, 2005
  622 - July 20, 2004        687 - October 20, 2004      752 - January 24, 2005
  623 - July 21, 2004        688 - October 21, 2004      753 - January 25, 2005
  624 - July 22, 2004        689 - October 22, 2004      754 - January 26, 2005
  625 - July 23, 2004        690 - October 25, 2004      755 - January 27, 2005
  626 - July 26, 2004        691 - October 26, 2004      756 - January 28, 2005
  627 - July 27, 2004        692 - October 27, 2004      757 - January 31, 2005
  628 - July 28, 2004        693 - October 28, 2004      758 - February 1, 2005
  629 - July 29, 2004        694 - October 29, 2004      759 - February 2, 2005
  630 - July 30, 2004        695 - November 1, 2004      760 - February 3, 2005
  631 - August 2, 2004       696 - November 2, 2004      761 - February 4, 2005
  632 - August 3, 2004       697 - November 3, 2004      762 - February 7, 2005
  633 - August 4, 2004       698 - November 4, 2004      763 - February 8, 2005
  634 - August 5, 2004       699 - November 5, 2004      764 - February 9, 2005
  635 - August 6, 2004       700 - November 8, 2004      765 - February 10, 2005
  636 - August 9, 2004       701 - November 9, 2004      766 - February 11, 2005
  637 - August 10, 2004      702 - November 10, 2004     767 - February 14, 2005
  638 - August 11, 2004      703 - November 11, 2004     768 - February 15, 2005
  639 - August 12, 2004      704 - November 12, 2004     769 - February 16, 2005
  640 - August 13, 2004      705 - November 15, 2004     770 - February 17, 2005
  641 - August 16, 2004      706 - November 16, 2004     771 - February 18, 2005
  642 - August 17, 2004      707 - November 17, 2004     772 - February 22, 2005
  643 - August 18, 2004      708 - November 18, 2004     773 - February 23, 2005
  644 - August 19, 2004      709 - November 19, 2004     774 - February 24, 2005
  645 - August 20, 2004      710 - November 22, 2004     775 - February 25, 2005
  646 - August 23, 2004      711 - November 23, 2004     776 - February 28, 2005
  647 - August 24, 2004      712 - November 24, 2004     777 - March 1, 2005
  648 - August 25, 2004      713 - November 26, 2004     778 - March 2, 2005
  649 - August 26, 2004      714 - November 29, 2004     779 - March 3, 2005
  650 - August 27, 2004      715 - November 30, 2004     780 - March 4, 2005

  781 - March 7, 2005       846 - June 9, 2005         911 - September 13, 2005
  782 - March 8, 2005       847 - June 10, 2005        912 - September 14, 2005
  783 - March 9, 2005       848 - June 13, 2005        913 - September 15, 2005
  784 - March 10, 2005      849 - June 14, 2005        914 - September 16, 2005
  785 - March 11, 2005      850 - June 15, 2005        915 - September 19, 2005
  786 - March 14, 2005      851 - June 16, 2005        916 - September 21, 2005
  787 - March 15, 2005      852 - June 17, 2005        917 - September 22, 2005
  788 - March 16, 2005      853 - June 20, 2005        918 - September 23, 2005
  789 - March 17, 2005      854 - June 21, 2005        919 - September 26, 2005
  790 - March 18, 2005      855 - June 22, 2005        920 - September 27, 2005
  791 - March 21, 2005      856 - June 23, 2005        921 - September 29, 2005
  792 - March 22, 2005      857 - June 24, 2005        922 - September 30, 2005
  793 - March 23, 2005      858 - June 27, 2005        923 - October 3, 2005
  794 - March 24, 2005      859 - June 28, 2005        924 - October 4, 2005
  795 - March 28, 2005      860 - June 29, 2005        925 - October 5, 2005
  796 - March 29, 2005      861 - June 30, 2005        926 - October 6, 2005
  797 - March 30, 2005      862 - July 1, 2005         927 - October 7, 2005
  798 - March 31, 2005      863 - July 5, 2005         928 - October 10, 2005
  799 - April 1, 2005       864 - July 6, 2005         929 - October 11, 2005
  800 - April 4, 2005       865 - July 7, 2005         930 - October 12, 2005
  801 - April 5, 2005       866 - July 8, 2005         931 - October 13, 2005
  802 - April 6, 2005       867 - July 11, 2005        932 - October 14, 2005
  803 - April 7, 2005       868 - July 12, 2005        933 - October 17, 2005
  804 - April 8, 2005       869 - July 13, 2005        934 - October 18, 2005
  805 - April 11, 2005      870 - July 14, 2005        935 - October 19, 2005
  806 - April 12, 2005      871 - July 15, 2005        936 - October 20, 2005
  807 - April 13, 2005      872 - July 18, 2005        937 - October 21, 2005
  808 - April 14, 2005      873 - July 19, 2005        938 - October 24, 2005
  809 - April 15, 2005      874 - July 20, 2005        939 - October 25, 2005
  810 - April 18, 2005      875 - July 21, 2005        940 - October 26, 2005
  811 - April 19, 2005      876 - July 22, 2005        941 - October 27, 2005
  812 - April 20, 2005      877 - July 25, 2005        942 - October 28, 2005
  813 - April 21, 2005      878 - July 26, 2005        943 - October 31, 2005
  814 - April 22, 2005      879 - July 27, 2005        944 - November 1, 2005
  815 - April 25, 2005      880 - July 28, 2005        945 - November 2, 2005
  816 - April 26, 2005      881 - July 29, 2005        946 - November 3, 2005
  817 - April 27, 2005      882 - August 1, 2005       947 - November 4, 2005
  818 - April 28, 2005      883 - August 2, 2005       948 - November 7, 2005
  819 - April 29, 2005      884 - August 3, 2005       949 - November 8, 2005
  820 - May 2, 2005         885 - August 4, 2005       950 - November 9, 2005
  821 - May 3, 2005         886 - August 5, 2005       951 - November 10, 2005
  822 - May 4, 2005         887 - August 8, 2005       952 - November 11, 2005
  823 - May 5, 2005         888 - August 9, 2005       953 - November 14, 2005
  824 - May 6, 2005         889 - August 10, 2005      954 - November 15, 2005
  825 - May 9, 2005         890 - August 11, 2005      955 - November 16, 2005
  826 - May 10, 2005        891 - August 12, 2005      956 - November 17, 2005
  827 - May 11, 2005        892 - August 15, 2005      957 - November 18, 2005
  828 - May 12, 2005        893 - August 16, 2005      958 - November 21, 2005
  829 - May 13, 2005        894 - August 17, 2005      959 - November 22, 2005
  830 - May 16, 2005        895 - August 18, 2005      960 - November 23, 2005
  831 - May 17, 2005        896 - August 19, 2005      961 - November 25, 2005
  832 - May 18, 2005        897 - August 22, 2005      962 - November 28, 2005
  833 - May 19, 2005        898 - August 24, 2005      963 - November 29, 2005
  834 - May 20, 2005        899 - August 25, 2005      964 - November 30, 2005
  835 - May 23, 2005        900 - August 26, 2005      965 - December 1, 2005
  836 - May 24, 2005        901 - August 29, 2005      966 - December 2, 2005
  837 - May 25, 2005        902 - August 30, 2005      967 - December 5, 2005
  838 - May 26, 2005        903 - August 31, 2005      968 - December 6, 2005
  839 - May 27, 2005        904 - September 1, 2005    969 - December 7, 2005
  840 - May 31, 2005        905 - September 2, 2005    970 - December 9, 2005
  841 - June 1, 2005        906 - September 6, 2005    971 - December 12, 2005
  842 - June 2, 2005        907 - September 7, 2005    972 - December 13, 2005
  843 - June 3, 2005        908 - September 8, 2005    973 - December 14, 2005
  844 - June 6, 2005        909 - September 9, 2005    974 - December 16, 2005
  845 - June 8, 2005        910 - September 12, 2005   975 - December 19, 2005

  976 - December 20, 2005  1041 - March 30, 2006    1106 - July 6, 2006
  977 - December 21, 2005  1042 - March 31, 2006    1107 - July 7, 2006
  978 - December 22, 2005  1043 - April 3, 2006     1108 - July 10, 2006
  979 - December 23, 2005  1044 - April 4, 2006     1109 - July 11, 2006
  980 - December 27, 2005  1045 - April 5, 2006     1110 - July 12, 2006
  981 - December 28, 2005  1046 - April 6, 2006     1111 - July 13, 2006
  982 - December 29, 2005  1047 - April 7, 2006     1112 - July 14, 2006
  983 - December 30, 2005  1048 - April 10, 2006    1113 - July 17, 2006
  984 - January 3, 2006    1049 - April 11, 2006    1114 - July 18, 2006
  985 - January 5, 2006    1050 - April 13, 2006    1115 - July 19, 2006
  986 - January 6, 2006    1051 - April 17, 2006    1116 - July 20, 2006
  987 - January 9, 2006    1052 - April 18, 2006    1117 - July 21, 2006
  988 - January 10, 2006   1053 - April 19, 2006    1118 - July 24, 2006
  989 - January 11, 2006   1054 - April 20, 2006    1119 - July 25, 2006
  990 - January 12, 2006   1055 - April 21, 2006    1120 - July 26, 2006
  991 - January 13, 2006   1056 - April 24, 2006    1121 - July 27, 2006
  992 - January 17, 2006   1057 - April 25, 2006    1122 - July 28, 2006
  993 - January 18, 2006   1058 - April 27, 2006    1123 - July 31, 2006
  994 - January 19, 2006   1059 - April 28, 2006    1124 - August 1, 2006
  995 - January 20, 2006   1060 - May 1, 2006       1125 - August 2, 2006
  996 - January 23, 2006   1061 - May 2, 2006       1126 - August 3, 2006
  997 - January 24, 2006   1062 - May 3, 2006       1127 - August 4, 2006
  998 - January 25, 2006   1063 - May 4, 2006       1128 - August 7, 2006
  999 - January 26, 2006   1064 - May 5, 2006       1129 - August 8, 2006
 1000 - January 27, 2006   1065 - May 8, 2006       1130 - August 9, 2006
 1001 - January 30, 2006   1066 - May 9, 2006       1131 - August 10, 2006
 1002 - January 31, 2006   1067 - May 10, 2006      1132 - August 11, 2006
 1003 - February 1, 2006   1068 - May 11, 2006      1133 - August 14, 2006
 1004 - February 2, 2006   1069 - May 12, 2006      1134 - August 15, 2006
 1005 - February 3, 2006   1070 - May 15, 2006      1135 - August 16, 2006
 1006 - February 6, 2006   1071 - May 16, 2006      1136 - August 17, 2006
 1007 - February 7, 2006   1072 - May 17, 2006      1137 - August 18, 2006
 1008 - February 8, 2006   1073 - May 18, 2006      1138 - August 21, 2006
 1009 - February 9, 2006   1074 - May 19, 2006      1139 - August 22, 2006
 1010 - February 10, 2006  1075 - May 22, 2006      1140 - August 23, 2006
 1011 - February 13, 2006  1076 - May 23, 2006      1141 - August 24, 2006
 1012 - February 14, 2006  1077 - May 24, 2006      1142 - August 25, 2006
 1013 - February 15, 2006  1078 - May 25, 2006      1143 - August 28, 2006
 1014 - February 16, 2006  1079 - May 26, 2006      1144 - August 29, 2006
 1015 - February 17, 2006  1080 - May 30, 2006      1145 - August 30, 2006
 1016 - February 21, 2006  1081 - May 31, 2006      1146 - August 31, 2006
 1017 - February 22, 2006  1082 - June 1, 2006      1147 - September 1, 2006
 1018 - February 23, 2006  1083 - June 2, 2006      1148 - September 5, 2006
 1019 - February 24, 2006  1084 - June 5, 2006      1149 - September 6, 2006
 1020 - February 27, 2006  1085 - June 6, 2006      1150 - September 7, 2006
 1021 - February 28, 2006  1086 - June 7, 2006      1151 - September 11, 2006
 1022 - March 1, 2006      1087 - June 8, 2006      1152 - September 12, 2006
 1023 - March 2, 2006      1088 - June 9, 2006      1153 - September 13, 2006
 1024 - March 3, 2006      1089 - June 12, 2006     1154 - September 14, 2006
 1025 - March 6, 2006      1090 - June 13, 2006     1155 - September 15, 2006
 1026 - March 7, 2006      1091 - June 14, 2006     1156 - September 18, 2006
 1027 - March 8, 2006      1092 - June 15, 2006     1157 - September 19, 2006
 1028 - March 9, 2006      1093 - June 16, 2006     1158 - September 20, 2006
 1029 - March 10, 2006     1094 - June 19, 2006     1159 - September 21, 2006
 1030 - March 13, 2006     1095 - June 20, 2006     1160 - September 22, 2006
 1031 - March 16, 2006     1096 - June 21, 2006     1161 - September 25, 2006
 1032 - March 17, 2006     1097 - June 22, 2006     1162 - September 26, 2006
 1033 - March 20, 2006     1098 - June 23, 2006     1163 - September 27, 2006
 1034 - March 21, 2006     1099 - June 26, 2006     1164 - September 28, 2006
 1035 - March 22, 2006     1100 - June 27, 2006     1165 - September 29, 2006
 1036 - March 23, 2006     1101 - June 28, 2006     1166 - October 2, 2006
 1037 - March 24, 2006     1102 - June 29, 2006     1167 - October 3, 2006
 1038 - March 27, 2006     1103 - June 30, 2006     1168 - October 4, 2006
 1039 - March 28, 2006     1104 - July 3, 2006      1169 - October 5, 2006
 1040 - March 29, 2006     1105 - July 5, 2006      1170 - October 6, 2006

 1171 - October 9, 2006      1236 - January 22, 2007    1301 - April 25, 2007
 1172 - October 10, 2006     1237 - January 23, 2007    1302 - April 26, 2007
 1173 - October 11, 2006     1238 - January 24, 2007    1303 - April 27, 2007
 1174 - October 12, 2006     1239 - January 25, 2007    1304 - April 30, 2007
 1175 - October 13, 2006     1240 - January 26, 2007    1305 - May 1, 2007
 1176 - October 16, 2006     1241 - January 29, 2007    1306 - May 2, 2007
 1177 - October 17, 2006     1242 - January 30, 2007    1307 - May 3, 2007
 1178 - October 18, 2006     1243 - January 31, 2007    1308 - May 4, 2007
 1179 - October 19, 2006     1244 - February 1, 2007    1309 - May 7, 2007
 1180 - October 20, 2006     1245 - February 2, 2007    1310 - May 8, 2007
 1181 - October 23, 2006     1246 - February 5, 2007    1311 - May 9, 2007
 1182 - October 24, 2006     1247 - February 6, 2007    1312 - May 10, 2007
 1183 - October 25, 2006     1248 - February 7, 2007    1313 - May 11, 2007
 1184 - October 26, 2006     1249 - February 8, 2007    1314 - May 14, 2007
 1185 - October 27, 2006     1250 - February 9, 2007    1315 - May 15, 2007
 1186 - October 31, 2006     1251 - February 12, 2007   1316 - May 16, 2007
 1187 - November 1, 2006     1252 - February 13, 2007   1317 - May 17, 2007
 1188 - November 2, 2006     1253 - February 14, 2007   1318 - May 18, 2007
 1189 - November 3, 2006     1254 - February 15, 2007   1319 - May 21, 2007
 1190 - November 6, 2006     1255 - February 16, 2007   1320 - May 22, 2007
 1191 - November 7, 2006     1256 - February 20, 2007   1321 - May 23, 2007
 1192 - November 8, 2006     1257 - February 21, 2007   1322 - May 24, 2007
 1193 - November 10, 2006    1258 - February 22, 2007   1323 - May 25, 2007
 1194 - November 13, 2006    1259 - February 23, 2007   1324 - May 29, 2007
 1195 - November 14, 2006    1260 - February 26, 2007   1325 - May 30, 2007
 1196 - November 15, 2006    1261 - February 27, 2007   1326 - May 31, 2007
 1197 - November 16, 2006    1262 - February 28, 2007   1327 - June 1, 2007
 1198 - November 17, 2006    1263 - March 1, 2007       1328 - June 4, 2007
 1199 - November 20, 2006    1264 - March 2, 2007       1329 - June 5, 2007
 1200 - November 21, 2006    1265 - March 5, 2007       1330 - June 6, 2007
 1201 - November 22, 2006    1266 - March 6, 2007       1331 - June 7, 2007
 1202 - November 24, 2006    1267 - March 7, 2007       1332 - June 8, 2007
 1203 - November 27, 2006    1268 - March 8, 2007       1333 - June 11, 2007
 1204 - November 28, 2006    1269 - March 9, 2007       1334 - June 12, 2007
 1205 - November 29, 2006    1270 - March 12, 2007      1335 - June 13, 2007
 1206 - November 30, 2006    1271 - March 13, 2007      1336 - June 14, 2007
 1207 - December 1, 2006     1272 - March 14, 2007      1337 - June 15, 2007
 1208 - December 4, 2006     1273 - March 15, 2007      1338 - June 18, 2007
 1209 - December 5, 2006     1274 - March 16, 2007      1339 - June 19, 2007
 1210 - December 6, 2006     1275 - March 19, 2007      1340 - June 20, 2007
 1211 - December 7, 2006     1276 - March 20, 2007      1341 - June 21, 2007
 1212 - December 11, 2006    1277 - March 21, 2007      1342 - June 22, 2007
 1213 - December 12, 2006    1278 - March 22, 2007      1343 - June 25, 2007
 1214 - December 13, 2006    1279 - March 23, 2007      1344 - June 26, 2007
 1215 - December 14, 2006    1280 - March 26, 2007      1345 - June 27, 2007
 1216 - December 18, 2006    1281 - March 27, 2007      1346 - June 28, 2007
 1217 - December 20, 2006    1282 - March 28, 2007      1347 - June 29, 2007
 1218 - December 21, 2006    1283 - March 29, 2007      1348 - July 2, 2007
 1219 - December 22, 2006    1284 - March 30, 2007      1349 - July 3, 2007
 1220 - December 26, 2006    1285 - April 2, 2007       1350 - July 5, 2007
 1221 - December 27, 2006    1286 - April 3, 2007       1351 - July 6, 2007
 1222 - December 28, 2006    1287 - April 4, 2007       1352 - July 9, 2007
 1223 - December 29, 2006    1288 - April 5, 2007       1353 - July 10, 2007
 1224 - January 3, 2007      1289 - April 9, 2007       1354 - July 11, 2007
 1225 - January 4, 2007      1290 - April 10, 2007      1355 - July 12, 2007
 1226 - January 5, 2007      1291 - April 11, 2007      1356 - July 13, 2007
 1227 - January 8, 2007      1292 - April 12, 2007      1357 - July 16, 2007
 1228 - January 9, 2007      1293 - April 13, 2007      1358 - July 17, 2007
 1229 - January 10, 2007     1294 - April 16, 2007      1359 - July 18, 2007
 1230 - January 11, 2007     1295 - April 17, 2007      1360 - July 19, 2007
 1231 - January 12, 2007     1296 - April 18, 2007      1361 - July 20, 2007
 1232 - January 16, 2007     1297 - April 19, 2007      1362 - July 23, 2007
 1233 - January 17, 2007     1298 - April 20, 2007      1363 - July 24, 2007
 1234 - January 18, 2007     1299 - April 23, 2007      1364 - July 25, 2007
 1235 - January 19, 2007     1300 - April 24, 2007      1365 - July 26, 2007

 1366 - July 27, 2007         1431 -October 31, 2007    1735 - February 07, 2008
 1367 - July 30, 2007         1432 -November 1, 2007    1736 - February 08, 2008
 1368 - July 31, 2007         1433 -November 2, 2007    1737 - February 11, 2008
 1369 - August 1, 2007        1434 -November 5, 2007    1738 - February 12, 2008
 1370 - August 2, 2007        1435 -November 6, 2007    1739 - February 13, 2008
 1371 - August 3, 2007        1436 -November 8, 2007    1740 - February 14, 2008
 1372 - August 6, 2007        1437 -November 9, 2007    1741 - February 15, 2008
 1373 - August 7, 2007        1438 -November 12, 2007   1742 - February 19, 2008
 1374 - August 8, 2007        1439 -November 13, 2007   1743 - February 20, 2008
 1375 - August 9, 2007        1440 -November 14, 2007   1744 - February 21, 2008
 1376 - August 10, 2007       1441 -November 15, 2007   1745 - February 22, 2008
 1377 - August 13, 2007       1442 -November 16, 2007   1746 - February 25, 2008
 1378 - August 14, 2007       1443 -November 19, 2007   1747 - February 26, 2008
 1379 - August 15, 2007       1444 -November 20, 2007   1748 - February 27, 2008
 1380 - August 16, 2007       1445 -November 21, 2007   1749 - February 28, 2008
 1381 - August 17, 2007       1446 -November 23, 2007   1750 - February 29, 2008
 1382 - August 20, 2007       1447 -November 26, 2007   1751 - March 03, 2008
 1383 - August 21, 2007       1448 -November 27, 2007   1752 - March 04, 2008
 1384 - August 23, 2007       1449 -November 28, 2007   1753 - March 05, 2008
 1385 - August 24, 2007       1450 -November 30, 2007   1754 - March 06, 2008
 1386 - August 27, 2007       1451 -December 3, 2007    1755 - March 07, 2008
 1387 - August 28, 2007       1452 -December 4, 2007    1756 - March 10, 2008
 1388 - August 29, 2007       1453 -December 5, 2007    1757 - March 11, 2008
 1389 - August 30, 2007       1454 -December 6, 2007    1758 - March 12, 2008
 1390 - August 31, 2007       1455 -December 7, 2007    1759 - March 13, 2008
 1391 - September 4, 2007     1456 -December 10, 2007   1760 - March 14, 2008
 1392 - September 5, 2007     1457 -December 11, 2007   1761 - March 17, 2008
 1393 - September 6, 2007     1458 -December 12, 2007   1762 - March 18, 2008
 1394 - September 7, 2007     1459 -December 13, 2007   1763 - March 19, 2008
 1395 - September 10, 2007    1460 -December 14, 2007   1764 - March 20, 2008
 1396 - September 11, 2007    1461 -December 17, 2007   1765 - March 24, 2008
 1397 - September 12, 2007    1462 -December 18, 2007   1766 - March 25, 2008
 1398 - September 13, 2007    1463 -December 19, 2007   1767 - March 26, 2008
 1399 - September 14, 2007    1464 -December 20, 2007   1768 - March 27, 2008
 1400 - September 17, 2007    1465 -December 21, 2007   1769 - March 28, 2008
 1401 - September 18, 2007    1466 -December 24, 2007   1770 - March 31, 2008
 1402 - September 19, 2007    1467 -December 26, 2007   1771 - April 01, 2008
 1403 - September 20, 2007    1468 -December 27, 2007   1772 - April 02, 2008
 1404 - September 21, 2007    1469 -December 28, 2007   1773 - April 03, 2008
 1405 - September 24, 2007    1470 -December 31, 2007   1774 - April 04, 2008
 1406 - September 25, 2007    1710 -January 02, 2008    1775 - April 07, 2008
 1407 - September 26, 2007    1711 -January 03, 2008    1776 - April 08, 2008
 1408 - September 28, 2007    1712 -January 04, 2008    1777 - April 09, 2008
 1409 - October 1, 2007       1713 -January 07, 2008    1778 - April 10, 2008
 1410 - October 2, 2007       1714 -January 08, 2008    1779 - April 11, 2008
 1411 - October 3, 2007       1715 -January 09, 2008    1780 - April 14, 2008
 1412 - October 4, 2007       1716 -January 10, 2008    1781 - April 15, 2008
 1413 - October 5, 2007       1717 -January 11, 2008    1782 - April 16, 2008
 1414 - October 8, 2007       1718 -January 14, 2008    1783 - April 17, 2008
 1415 - October 9, 2007       1719 -January 15, 2008    1784 - April 18, 2008
 1416 - October 10, 2007      1720 -January 16, 2008    1785 - April 21, 2008
 1417 - October 11, 2007      1721 -January 17, 2008    1786 - April 22, 2008
 1418 - October 12, 2007      1722 -January 18, 2008    1787 - April 23, 2008
 1419 - October 15, 2007      1723 -January 22, 2008    1788 - April 24, 2008
 1420 - October 16, 2007      1724 -January 23, 2008    1789 - April 25, 2008
 1421 - October 17, 2007      1725 -January 24, 2008    1790 - April 28, 2008
 1422 - October 18, 2007      1726 -January 25, 2008    1791 - April 29, 2008
 1423 - October 19, 2007      1727 -January 28, 2008    1792 - April 30, 2008
 1424 - October 22, 2007      1728 -January 29, 2008    1793 - May 01, 2008
 1425 - October 23, 2007      1729 -January 30, 2008    1794 - May 02, 2008
 1426 - October 24, 2007      1730 -January 31, 2008    1795 - May 05, 2008
 1427 - October 25, 2007      1731 -February 01, 2008   1796 - May 06, 2008
 1428 - October 26, 2007      1732 -February 04, 2008   1797 - May 07, 2008
 1429 - October 29, 2007      1733 -February 05, 2008   1798 - May 08, 2008
 1430 - October 30, 2007      1734 -February 06, 2008   1799 - May 09, 2008

  1800 - May 12, 2008        1865 - August 15, 2008     1930 - November 20, 2008
 1801 - May 13, 2008        1866 - August 18, 2008      1931 - November 21, 2008
 1802 - May 14, 2008        1867 - August 19, 2008      1932 - November 24, 2008
 1803 - May 15, 2008        1868 - August 20, 2008      1933 - November 25, 2008
 1804 - May 16, 2008        1869 - August 21, 2008      1934 - November 26, 2008
 1805 - May 19, 2008        1870 - August 22, 2008      1935 - December 01, 2008
 1806 - May 20, 2008        1871 - August 25, 2008      1936 - December 02, 2008
 1807 - May 21, 2008        1872 - August 26, 2008      1937 - December 04, 2008
 1808 - May 22, 2008        1873 - August 28, 2008      1938 - December 05, 2008
 1809 - May 23, 2008        1874 - August 29, 2008      1939 - December 08, 2008
 1810 - May 27, 2008        1875 - September 03, 2008   1940 - December 09, 2008
 1811 - May 28, 2008        1876 - September 04, 2008   1941 - December 10, 2008
 1812 - May 29, 2008        1877 - September 05, 2008   1942 - December 11, 2008
 1813 - May 30, 2008        1878 - September 08, 2008   1943 - December 12, 2008
 1814 - June 02, 2008       1879 - September 10, 2008   1944 - December 15, 2008
 1815 - June 03, 2008       1880 - September 11, 2008   1945 - December 16, 2008
 1816 - June 04, 2008       1881 - September 12, 2008   1946 - December 17, 2008
 1817 - June 05, 2008       1882 - September 15, 2008   1947 - December 19, 2008
 1818 - June 06, 2008       1883 - September 16, 2008   1948 - December 22, 2008
 1819 - June 09, 2008       1884 - September 17, 2008   1949 - December 23, 2008
 1820 - June 10, 2008       1885 - September 18, 2008   1950 - December 24, 2008
 1821 - June 11, 2008       1886 - September 19, 2008   1951 - December 26, 2008
 1822 - June 12, 2008       1887 - September 22, 2008   1952 - December 29, 2008
 1823 - June 13, 2008       1888 - September 23, 2008   1953 - December 31, 2008
 1824 - June 17, 2008       1889 - September 24, 2008
 1825 - June 18, 2008       1890 - September 25, 2008
 1826 - June 19, 2008       1891 - September 26, 2008
 1827 - June 20, 2008       1892 - September 29, 2008
 1828 - June 23, 2008       1893 - September 30, 2008
 1829 - June 24, 2008       1894 - October 01, 2008
 1830 - June 25, 2008       1895 - October 02, 2008
 1831 - June 26, 2008       1896 - October 03, 2008
 1832 - June 27, 2008       1897 - October 06, 2008
 1833 - June 30, 2008       1898 - October 07, 2008
 1834 - July 01, 2008       1899 - October 08, 2008
 1835 - July 02, 2008       1900 - October 09, 2008
 1836 - July 03, 2008       1901 - October 10, 2008
 1837 - July 07, 2008       1902 - October 13, 2008
 1838 - July 08, 2008       1903 - October 14, 2008
 1839 - July 09, 2008       1904 - October 15, 2008
 1840 - July 10, 2008       1905 - October 16, 2008
 1841 - July 11, 2008       1906 - October 17, 2008
 1842 - July 14, 2008       1907 - October 20, 2008
 1843 - July 15, 2008       1908 - October 21, 2008
 1844 - July 16, 2008       1909 - October 22, 2008
 1845 - July 17, 2008       1910 - October 23, 2008
 1846 - July 18, 2008       1911 - October 24, 2008
 1847 - July 21, 2008       1912 - October 27, 2008
 1848 - July 22, 2008       1913 - October 28, 2008
 1849 - July 23, 2008       1914 - October 29, 2008
 1850 - July 24, 2008       1915 - October 30, 2008
 1851 - July 25, 2008       1916 - October 31, 2008
 1852 - July 28, 2008       1917 - November 03, 2008
 1853 - July 29, 2008       1918 - November 04, 2008
 1854 - July 30, 2008       1919 - November 05, 2008
 1855 - July 31, 2008       1920 - November 06, 2008
 1856 - August 01, 2008     1921 - November 07, 2008
 1857 - August 04, 2008     1922 - November 10, 2008
 1858 - August 05, 2008     1923 - November 11, 2008
 1859 - August 06, 2008     1924 - November 12, 2008
 1860 - August 07, 2008     1925 - November 13, 2008
 1861 - August 11, 2008     1926 - November 14, 2008
 1862 - August 12, 2008     1927 - November 17, 2008
 1863 - August 13, 2008     1928 - November 18, 2008
 1864 - August 14, 2008     1929 - November 19, 2008

                       Jackson National Separate Account I

                                     [LOGO]

                              Financial Statements

                                December 31, 2008

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                          JNL/AIM                                              JNL/Capital
                                     JNL/AIM Global    International       JNL/AIM           JNL/AIM         Guardian Global
                                       Real Estate        Growth          Large Cap          Small Cap          Balanced
                                        Portfolio         Portfolio    Growth Portfolio   Growth Portfolio      Portfolio
                                     --------------   --------------   ----------------   ----------------   ---------------
Assets
Investments, at value (a)            $  112,538,812   $  108,749,870   $    127,034,559   $     37,619,933   $   173,338,524
Receivables:
   Investment securities sold               194,643          142,871            153,925             39,675           260,087
   Sub-account units sold                   237,661           43,395            484,547            109,418            79,958
                                     --------------   --------------   ----------------   ----------------   ---------------
Total assets                            112,971,116      108,936,136        127,673,031         37,769,026       173,678,569
                                     --------------   --------------   ----------------   ----------------   ---------------

Liabilities
Payables:
   Investment securities purchased          237,661           43,395            484,547            109,418            79,958
   Sub-account units redeemed               189,428          137,980            148,178             37,988           252,348
   Insurance fees due to Jackson              5,215            4,891              5,747              1,687             7,739
                                     --------------   --------------   ----------------   ----------------   ---------------
Total liabilities                           432,304          186,266            638,472            149,093           340,045
                                     --------------   --------------   ----------------   ----------------   ---------------
Net assets (Note 6)                  $  112,538,812   $  108,749,870   $    127,034,559   $     37,619,933   $   173,338,524
----------------------------------   ==============   ==============   ================   ================   ===============

(a) Investment shares                    19,436,755       15,806,667         14,652,198          5,015,991        23,583,473
    Investments at cost              $  203,797,293   $  184,203,656   $    184,525,236   $     60,855,075   $   244,421,383

                                         JNL/Capital         JNL/Capital         JNL/Capital     JNL/Credit Suisse        JNL/
                                      Guardian Global         Guardian           Guardian U.S.    Global Natural      Credit Suisse
                                        Diversified       International Small    Growth Equity       Resources         Long/Short
                                     Research Portfolio     Cap Portfolio          Portfolio         Portfolio          Portfolio
                                     ------------------   -------------------   --------------   -----------------   --------------
Assets
Investments, at value (a)            $      120,056,205   $        15,040,264   $  123,759,835   $     175,642,940   $   40,232,681
Receivables:
   Investment securities sold                   175,596                13,227           90,133             284,704           57,690
   Sub-account units sold                       234,313                32,580          101,045             277,079          160,679
                                     ------------------   -------------------   --------------   -----------------   --------------
Total assets                                120,466,114            15,086,071      123,951,013         176,204,723       40,451,050
                                     ------------------   -------------------   --------------   -----------------   --------------

Liabilities
Payables:
   Investment securities purchased              234,313                32,580          101,045             277,079          160,679
   Sub-account units redeemed                   170,455                12,545           84,874             276,538           55,809
   Insurance fees due to Jackson                  5,141                   682            5,259               8,166            1,881
                                     ------------------   -------------------   --------------   -----------------   --------------
Total liabilities                               409,909                45,807          191,178             561,783          218,369
                                     ------------------   -------------------   --------------   -----------------   --------------
Net assets (Note 6)                  $      120,056,205   $        15,040,264   $  123,759,835   $     175,642,940   $   40,232,681
----------------------------------   ==================   ===================   ==============   =================   ==============

(a) Investment shares                         7,826,350             3,312,833        8,839,988          27,791,604        6,584,727
    Investments at cost              $      175,010,665   $        21,868,529   $  179,773,207   $     305,717,465   $   51,039,506

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                                                               JNL/Franklin
                                           JNL/Eagle        JNL/Eagle        JNL/Franklin       Templeton       JNL/Franklin
                                          Core Equity   SmallCap Equity   Templeton Founding   Global Growth      Templeton
                                           Portfolio        Portfolio     Strategy Portfolio     Portfolio     Income Portfolio
                                         ------------   ---------------   ------------------   -------------   ----------------
Assets
Investments, at value (a)                $ 37,395,642   $   107,791,438   $      552,969,807   $  34,779,687   $    214,039,597
Receivables:
   Investment securities sold                  38,372           142,567            1,068,368          45,692            462,176
   Sub-account units sold                     139,668           305,693              727,387         110,430            180,165
                                         ------------   ---------------   ------------------   -------------   ----------------
Total assets                               37,573,682       108,239,698          554,765,562      34,935,809        214,681,938
                                         ------------   ---------------   ------------------   -------------   ----------------

Liabilities
Payables:
   Investment securities purchased            139,668           305,693              727,387         110,430            180,165
   Sub-account units redeemed                  36,774           137,737            1,043,032          44,120            452,498
   Insurance fees due to Jackson                1,598             4,830               25,336           1,572              9,678
                                         ------------   ---------------   ------------------   -------------   ----------------
Total liabilities                             178,040           448,260            1,795,755         156,122            642,341
                                         ------------   ---------------   ------------------   -------------   ----------------
Net assets (Note 6)                      $ 37,395,642   $   107,791,438   $      552,969,807   $  34,779,687   $    214,039,597
--------------------------------         ============   ===============   ==================   =============   ================

(a) Investment shares                       7,539,444         9,042,906           87,495,223       5,865,040         28,963,410
    Investments at cost                  $ 75,457,653   $   171,121,482   $      831,825,197   $  54,049,489   $    294,946,761

                                                         JNL/Franklin             JNL/          JNL/Goldman          JNL/
                                      JNL/Franklin         Templeton          Goldman Sachs   Sachs Emerging     Goldman Sachs
                                   Templeton Mutual        Small Cap            Core Plus      Markets Debt         Mid Cap
                                    Shares Portfolio    Value Portfolio      Bond Portfolio      Portfolio      Value Portfolio
                                   -----------------   -----------------    ---------------   --------------   ----------------
Assets
Investments, at value (a)          $      60,997,592   $      57,615,127    $   276,385,247   $    8,742,623   $     64,798,851
Receivables:
   Investment securities sold                 74,677             228,369            502,330           10,958            380,678
   Sub-account units sold                    139,913             131,455          1,760,480           60,205             97,573
                                   -----------------   -----------------    ---------------   --------------   ----------------
Total assets                              61,212,182          57,974,951        278,648,057        8,813,786         65,277,102
                                   -----------------   -----------------    ---------------   --------------   ----------------

Liabilities
Payables:
   Investment securities                     139,913             131,455          1,760,480           60,205             97,573
     purchased
   Sub-account units redeemed                 71,860             225,748            490,009           10,589            377,725
   Insurance fees due to Jackson               2,817               2,621             12,321              369              2,953
                                   -----------------   -----------------    ---------------   --------------   ----------------
Total liabilities                            214,590             359,824          2,262,810           71,163            478,251
                                   -----------------   -----------------    ---------------   --------------   ----------------
Net assets (Note 6)                $      60,997,592   $      57,615,127    $   276,385,247   $    8,742,623   $     64,798,851
--------------------------------   =================   =================    ===============   ==============   ================

(a) Investment shares                      9,838,321           8,769,426         25,806,279          903,164          9,953,741
    Investments at cost            $      88,797,938   $      87,869,359    $   298,671,131   $    8,658,458   $   105,805,915

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                            JNL/                                                JNL/JPMorgan
                                       Goldman Sachs       JNL/JPMorgan      JNL/JPMorgan     U.S. Government        JNL/Lazard
                                       Short Duration     International      MidCap Growth     & Quality Bond   Emerging Markets
                                       Bond Portfolio    Value Portfolio       Portfolio         Portfolio         Portfolio
                                     ----------------   -----------------   --------------   ----------------   ----------------
Assets
Investments, at value (a)            $     87,243,862   $     187,536,202   $   64,780,497   $    448,359,641   $    148,734,173
Receivables:
   Investment securities sold                 309,086             256,080           41,068          4,454,399            229,474
   Sub-account units sold                     343,709             596,106          198,111          1,271,237          1,470,291
                                     ----------------   -----------------   --------------   ----------------   ----------------
Total assets                               87,896,657         188,388,388       65,019,676        454,085,277        150,433,938
                                     ----------------   -----------------   --------------   ----------------   ----------------

Liabilities
Payables:
   Investment securities purchased            343,709             596,106          198,111          1,271,237          1,470,291
   Sub-account units redeemed                 305,103             247,467           38,333          4,433,777            222,654
   Insurance fees due to Jackson                3,983               8,613            2,735             20,622              6,820
                                     ----------------   -----------------   --------------   ----------------   ----------------
Total liabilities                             652,795             852,186          239,179          5,725,636          1,699,765
                                     ----------------   -----------------   --------------   ----------------   ----------------
Net assets (Note 6)                  $     87,243,862   $     187,536,202   $   64,780,497   $    448,359,641   $    148,734,173
----------------------------------   ================   =================   ==============   ================   ================

(a) Investment shares                       9,320,925          32,786,049        5,809,910         36,600,787         25,294,927
    Investments at cost              $     94,624,122   $     342,182,345   $   98,489,019   $    435,604,565   $    264,850,596

                                        JNL/Lazard
                                          Mid Cap           JNL/Lazard          JNL/M&G          JNL/M&G          JNL/MCM
                                          Equity            Small Cap        Global Basics   Global Leaders       10 x 10
                                         Portfolio       Equity Portfolio      Portfolio        Portfolio        Portfolio
                                     ----------------   -----------------   --------------   --------------   --------------
Assets
Investments, at value (a)            $    110,320,795   $      60,108,378   $      552,316   $      366,424   $   88,276,078
Receivables:
   Investment securities sold                 135,935              90,375              123               41          309,067
   Sub-account units sold                      98,746              60,116            2,789               --            3,339
                                     ----------------   -----------------   --------------   --------------   --------------
Total assets                              110,555,476          60,258,869          555,228          366,465       88,588,484
                                     ----------------   -----------------   --------------   --------------   --------------

Liabilities
Payables:
   Investment securities purchased             98,746              60,116            2,789               --            3,339
   Sub-account units redeemed                 130,929              87,694              105               28          305,086
   Insurance fees due to Jackson                5,006               2,681               18               13            3,981
                                     ----------------   -----------------   --------------   --------------   --------------
Total liabilities                             234,681             150,491            2,912               41          312,406
                                     ----------------   -----------------   --------------   --------------   --------------
Net assets (Note 6)                  $    110,320,795   $      60,108,378   $      552,316   $      366,424   $   88,276,078
----------------------------------   ================   =================   ==============   ==============   ==============

(a) Investment shares                      16,176,070           9,821,630           65,596           43,883       14,261,079
    Investments at cost              $    201,344,275   $     107,531,205   $      537,677   $      343,645   $  122,234,167

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                           JNL/MCM           JNL/MCM            JNL/MCM           JNL/MCM
                                         JNL/MCM         Bond Index      Communications     Consumer Brands       Dow 10
                                       25 Portfolio       Portfolio     Sector Portfolio   Sector Portfolio      Portfolio
                                     ---------------   --------------   ----------------   ----------------   --------------
Assets
Investments, at value (a)            $   326,725,874   $  314,497,576   $     27,618,471   $     22,306,246   $  335,674,758
Receivables:
   Investment securities sold                832,051          977,326             48,498             23,659          627,876
   Sub-account units sold                     55,135          544,716              3,535             89,035          194,002
                                     ---------------   --------------   ----------------   ----------------   --------------
Total assets                             327,613,060      316,019,618         27,670,504         22,418,940      336,496,636
                                     ---------------   --------------   ----------------   ----------------   --------------

Liabilities
Payables:
   Investment securities purchased            55,135          544,716              3,535             89,035          194,002
   Sub-account units redeemed                817,284          962,837             47,190             22,626          612,801
   Insurance fees due to Jackson              14,767           14,489              1,308              1,033           15,075
                                     ---------------   --------------   ----------------   ----------------   --------------
Total liabilities                            887,186        1,522,042             52,033            112,694          821,878
                                     ---------------   --------------   ----------------   ----------------   --------------
Net assets (Note 6)                  $   326,725,874   $  314,497,576   $     27,618,471   $     22,306,246   $  335,674,758
----------------------------------   ===============   ==============   ================   ================   ==============

(a) Investment shares                     46,212,995       28,435,586         11,555,845          3,638,866       48,437,916
    Investments at cost              $   527,754,227   $  315,362,216   $     45,467,330   $     31,949,630   $  521,615,908

                                                           JNL/MCM
                                                           Enhanced
                                          JNL/MCM       S&P 500 Stock       JNL/MCM             JNL/MCM          JNL/MCM
                                       Dow Dividend         Index         European 30          Financial        Global 15
                                         Portfolio        Portfolio        Portfolio       Sector Portfolio     Portfolio
                                     ---------------   --------------   ----------------   ----------------   --------------
Assets
Investments, at value (a)            $   187,965,070   $   42,727,355   $        392,902   $     72,119,554   $  523,596,857
Receivables:
   Investment securities sold                380,787           35,786                244            111,275          973,230
   Sub-account units sold                    142,994          107,186              8,004            149,631          473,240
                                     ---------------   --------------   ----------------   ----------------   --------------
Total assets                             188,488,851       42,870,327            401,150         72,380,460      525,043,327
                                     ---------------   --------------   ----------------   ----------------   --------------

Liabilities
Payables:
   Investment securities purchased           142,994          107,186              8,004            149,631          473,240
   Sub-account units redeemed                372,171           33,868                226            107,858          949,515
   Insurance fees due to Jackson               8,616            1,918                 18              3,417           23,715
                                     ---------------   --------------   ----------------   ----------------   --------------
Total liabilities                            523,781          142,972              8,248            260,906        1,446,470
                                     ---------------   --------------   ----------------   ----------------   --------------
Net assets (Note 6)                  $   187,965,070   $   42,727,355   $        392,902   $     72,119,554   $  523,596,857
----------------------------------   ===============   ==============   ================   ================   ==============

(a) Investment shares                     34,872,926        9,601,653             45,739         13,160,503       46,459,348
    Investments at cost              $   354,477,718   $   66,437,114   $        375,416   $    119,737,202   $  761,240,876

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                                            JNL/MCM
                                          JNL/MCM          JNL/MCM       International        JNL/MCM          JNL/MCM
                                         Healthcare        Index 5           Index             JNL 5        JNL Optimized
                                     Sector Portfolio     Portfolio        Portfolio         Portfolio        5 Portfolio
                                     ----------------   -------------   ---------------   ---------------   ---------------
Assets
Investments, at value (a)            $    118,315,363   $  56,122,504   $   296,336,432   $ 2,750,039,606   $   288,762,199
Receivables:
   Investment securities sold                 170,463          67,260           479,722         6,530,948           516,754
   Sub-account units sold                     210,921          20,987           650,511         1,593,329           212,768
                                     ----------------   -------------   ---------------   ---------------   ---------------
Total assets                              118,696,747      56,210,751       297,466,665     2,758,163,883       289,491,721
                                     ----------------   -------------   ---------------   ---------------   ---------------

Liabilities
Payables:
   Investment securities purchased            210,921          20,987           650,511         1,593,329           212,768
   Sub-account units redeemed                 165,055          64,768           466,187         6,406,088           503,631
   Insurance fees due to Jackson                5,408           2,492            13,535           124,860            13,123
                                     ----------------   -------------   ---------------   ---------------   ---------------
Total liabilities                             381,384          88,247         1,130,233         8,124,277           729,522
                                     ----------------   -------------   ---------------   ---------------   ---------------
Net assets (Note 6)                  $    118,315,363   $  56,122,504   $   296,336,432   $ 2,750,039,606   $   288,762,199
----------------------------------   ================   =============   ===============   ===============   ===============

(a) Investment shares                      12,415,043       8,217,058        31,491,651       435,822,442        48,777,398
    Investments at cost              $    149,927,977   $  70,660,293   $   454,788,992   $ 5,030,372,946   $   499,041,527

                                          JNL/MCM            JNL/MCM            JNL/MCM             JNL/MCM          JNL/MCM
                                         Nasdaq 25      NYSE International      Oil & Gas        Pacific Rim 30       S&P 10
                                         Portfolio         25 Portfolio      Sector Portfolio       Portfolio        Portfolio
                                     ----------------   ------------------   ----------------    --------------   --------------
Assets
Investments, at value (a)            $     52,148,087   $       50,699,836   $    303,558,910    $      489,459   $  319,741,251
Receivables:
   Investment securities sold                  88,017              150,201            747,962               296          663,883
   Sub-account units sold                      21,029               57,521            484,634             5,083          395,947
                                     ----------------   ------------------   ----------------    --------------   --------------
Total assets                               52,257,133           50,907,558        304,791,506           494,838      320,801,081
                                     ----------------   ------------------   ----------------    --------------   --------------

Liabilities
Payables:
   Investment securities purchased             21,029               57,521            484,634             5,083          395,947
   Sub-account units redeemed                  85,529              147,788            733,162               274          649,405
   Insurance fees due to Jackson                2,488                2,413             14,800                22           14,478
                                     ----------------   ------------------   ----------------    --------------   --------------
Total liabilities                             109,046              207,722          1,232,596             5,379        1,059,830
                                     ----------------   ------------------   ----------------    --------------   --------------
Net assets (Note 6)                  $     52,148,087   $       50,699,836   $    303,558,910    $      489,459   $  319,741,251
----------------------------------   ================   ==================   ================    ==============   ==============

(a) Investment shares                       7,114,337            9,005,299         14,843,956            50,985       38,992,835
    Investments at cost              $     77,517,905   $       83,672,828   $    441,223,651    $      454,225   $  512,630,462

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                                              JNL/MCM
                                          JNL/MCM           JNL/MCM            S&P 500          JNL/MCM            JNL/MCM
                                           S&P 24        S&P 400 MidCap         Index           S&P SMid       Select Small-Cap
                                         Portfolio      Index Portfolio      Portfolio        60 Portfolio        Portfolio
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Assets
Investments, at value (a)            $     25,914,069   $   235,461,609    $   352,979,849   $    40,939,929   $    298,382,903
Receivables:
   Investment securities sold                  74,023           394,722            667,133           138,060            598,454
   Sub-account units sold                       9,720           410,574            606,484            45,443             93,984
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Total assets                               25,997,812       236,266,905        354,253,466        41,123,432        299,075,341
                                     ----------------   ---------------    ---------------   ---------------   ----------------

Liabilities
Payables:
   Investment securities purchased              9,720           410,574            606,484            45,443             93,984
   Sub-account units redeemed                  72,783           383,858            650,845           136,063            585,035
   Insurance fees due to Jackson                1,240            10,864             16,288             1,997             13,419
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Total liabilities                              83,743           805,296          1,273,617           183,503            692,438
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Net assets (Note 6)                  $     25,914,069   $   235,461,609    $   352,979,849   $    40,939,929   $    298,382,903
----------------------------------   ================   ===============    ===============   ===============   ================

(a) Investment shares                       3,520,933        28,820,270         46,814,304         6,998,278         32,084,183
    Investments at cost              $     32,555,009   $   374,000,824    $   494,581,493   $    54,947,857   $    559,283,031

                                         JNL/MCM           JNL/MCM                                                   JNL/
                                        Small Cap         Technology          JNL/MCM                            Oppenheimer
                                          Index             Sector          Value Line 30        JNL/MCM        Global Growth
                                        Portfolio         Portfolio           Portfolio       VIP Portfolio       Portfolio
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Assets
Investments, at value (a)            $    193,801,337   $    49,760,923    $   517,872,874   $   228,217,219   $    104,997,285
Receivables:
   Investment securities sold                 352,546            69,347          1,007,166           388,801            241,053
   Sub-account units sold                     418,741            91,635            533,543           117,880            119,562
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Total assets                              194,572,624        49,921,905        519,413,583       228,723,900        105,357,900
                                     ----------------   ---------------    ---------------   ---------------   ----------------

Liabilities
Payables:
   Investment securities purchased            418,741            91,635            533,543           117,880            119,562
   Sub-account units redeemed                 343,613            66,997            983,219           378,323            236,363
   Insurance fees due to Jackson                8,933             2,350             23,947            10,478              4,690
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Total liabilities                             771,287           160,982          1,540,709           506,681            360,615
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Net assets (Note 6)                  $    193,801,337   $    49,760,923    $   517,872,874   $   228,217,219   $    104,997,285
----------------------------------   ================   ===============    ===============   ===============   ================

(a) Investment shares                      24,285,882        12,629,676         54,975,889        45,102,217         14,999,612
    Investments at cost              $    303,071,277   $    80,240,364    $   834,702,183   $   428,683,671   $    176,927,750

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                                                                                      JNL/
                                          JNL/PAM            JNL/PAM          JNL/PIMCO         JNL/PIMCO         PPM America
                                       Asia ex-Japan       China-India       Real Return       Total Return       Core Equity
                                         Portfolio          Portfolio         Portfolio       Bond Portfolio       Portfolio
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Assets
Investments, at value (a)            $      3,934,203   $    24,870,505    $   423,346,238   $   871,072,301   $     37,458,826
Receivables:
   Investment securities sold                  22,369            25,686            786,552         1,482,810            113,189
   Sub-account units sold                       2,499           617,590            265,655           770,009                700
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Total assets                                3,959,071        25,513,781        424,398,445       873,325,120         37,572,715
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Liabilities
Payables:
   Investment securities purchased              2,499           617,590            265,655           770,009                700
   Sub-account units redeemed                  22,178            24,592            766,731         1,443,318            111,693
   Insurance fees due to Jackson                  191             1,094             19,821            39,492              1,496
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Total liabilities                              24,868           643,276          1,052,207         2,252,819            113,889
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Net assets (Note 6)                  $      3,934,203   $    24,870,505    $   423,346,238   $   871,072,301   $     37,458,826
----------------------------------   ================   ===============    ===============   ===============   ================

(a) Investment shares                         819,626         5,879,552         41,915,469        78,687,651          3,006,326
    Investments at cost              $      4,775,622   $    33,067,308    $   474,066,776   $   940,831,663   $     58,343,246

                                           JNL/               JNL/               JNL/              JNL/                JNL/
                                        PPM America       PPM America        PPM America       PPM America      Red Rocks Listed
                                        High Yield       Mid Cap Value     Small Cap Value     Value Equity       Private Equity
                                      Bond Portfolio       Portfolio          Portfolio         Portfolio            Portfolio
                                     ----------------   ---------------    ---------------   ---------------   -----------------
Assets
Investments, at value (a)            $    172,415,363   $     3,372,961    $     4,762,511   $    55,567,160   $      12,101,739
Receivables:
   Investment securities sold                 225,347            12,154              3,754            45,139               8,171
   Sub-account units sold                   1,581,418               493              5,466            29,604             187,068
                                     ----------------   ---------------    ---------------   ---------------   -----------------
Total assets                              174,222,128         3,385,608          4,771,731        55,641,903          12,296,978
                                     ----------------   ---------------    ---------------   ---------------   -----------------

Liabilities
Payables:
   Investment securities purchased          1,581,418               493              5,466            29,604             187,068
   Sub-account units redeemed                 217,567            11,996              3,521            42,916               7,639
   Insurance fees due to Jackson                7,780               158                233             2,223                 532
                                     ----------------   ---------------    ---------------   ---------------   -----------------
Total liabilities                           1,806,765            12,647              9,220            74,743             195,239
                                     ----------------   ---------------    ---------------   ---------------   -----------------
Net assets (Note 6)                  $    172,415,363   $     3,372,961    $     4,762,511   $    55,567,160   $      12,101,739
----------------------------------   ================   ===============    ===============   ===============   =================

(a) Investment shares                      38,658,153           600,171            759,571         7,340,444           2,047,671
    Investments at cost              $    251,074,921   $     5,119,438    $     6,313,948   $   100,815,367   $      13,500,787

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                             JNL/S&P                                                  JNL/S&P
                                                           Competitive          JNL/S&P            JNL/S&P           Disciplined
                                         JNL/S&P 4          Advantage         Disciplined        Disciplined          Moderate
                                         Portfolio          Portfolio      Growth Portfolio  Moderate Portfolio   Growth Portfolio
                                     ----------------   ---------------    ----------------  ------------------   ----------------
Assets
Investments, at value (a)            $    255,728,801   $    26,645,324    $     25,006,910  $       55,788,106   $     71,318,733
Receivables:
   Investment securities sold                 297,177            33,081              32,324              60,923            104,006
   Sub-account units sold                     525,968            35,156               5,246                 135            397,052
                                     ----------------   ---------------    ----------------  ------------------   ----------------
Total assets                              256,551,946        26,713,561          25,044,480          55,849,164         71,819,791
                                     ----------------   ---------------    ----------------  ------------------   ----------------

Liabilities
Payables:
   Investment securities purchased            525,968            35,156               5,246                 135            397,052
   Sub-account units redeemed                 285,482            31,848              31,136              58,353            100,876
   Insurance fees due to Jackson               11,695             1,233               1,188               2,570              3,130
                                     ----------------   ---------------    ----------------  ------------------   ----------------
Total liabilities                             823,145            68,237              37,570              61,058            501,058
                                     ----------------   ---------------    ----------------  ------------------   ----------------
Net assets (Note 6)                  $    255,728,801   $    26,645,324    $     25,006,910  $       55,788,106   $     71,318,733
----------------------------------   ================   ===============    ================  ==================   ================

(a) Investment shares                      37,662,563         3,861,641           3,963,060           7,226,439         10,472,648
    Investments at cost              $    319,073,393   $    34,442,150    $     33,616,525  $       69,097,110   $     93,510,367

                                         JNL/S&P             JNL/S&P              JNL/S&P            JNL/               JNL/
                                     Dividend Income          Growth            Intrinsic        S&P Managed        S&P Managed
                                        & Growth            Retirement            Value           Aggressive        Conservative
                                         Portfolio      Strategy Portfolio      Portfolio      Growth Portfolio       Portfolio
                                     ----------------   ------------------   ---------------   ----------------   ----------------
Assets
Investments, at value (a)            $     33,656,301   $          548,448   $    29,550,583   $    334,779,087   $    374,871,333
Receivables:
   Investment securities sold                  35,317                  385            31,379            328,301            527,111
   Sub-account units sold                      18,110                   --            39,841            453,983            632,671
                                     ----------------   ------------------   ---------------   ----------------   ----------------
Total assets                               33,709,728              548,833        29,621,803        335,561,371        376,031,115
                                     ----------------   ------------------   ---------------   ----------------   ----------------

Liabilities
Payables:
   Investment securities purchased             18,110                   --            39,841            453,983            632,671
   Sub-account units redeemed                  33,799                  373            30,067            313,749            509,187
   Insurance fees due to Jackson                1,518                   12             1,312             14,552             17,924
                                     ----------------   ------------------   ---------------   ----------------   ----------------
Total liabilities                              53,427                  385            71,220            782,284          1,159,782
                                     ----------------   ------------------   ---------------   ----------------   ----------------
Net assets (Note 6)                  $     33,656,301   $          548,448   $    29,550,583   $    334,779,087   $    374,871,333
----------------------------------   ================   ==================   ===============   ================   ================

(a) Investment shares                       4,780,725               84,768         4,758,548         39,902,156         40,093,191
    Investments at cost              $     37,996,935   $          843,804   $    39,640,933   $    476,261,292   $    437,282,151

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                               JNL/              JNL/            JNL/S&P             JNL/S&P
                                           JNL/            S&P Managed       S&P Managed      Moderate Growth       Moderate
                                        S&P Managed          Moderate          Moderate         Retirement          Retirement
                                     Growth Portfolio       Portfolio     Growth Portfolio   Strategy Portfolio  Strategy Portfolio
                                     ----------------   --------------    ----------------   ------------------  ------------------
Assets
Investments, at value (a)            $    721,594,391   $  511,031,299    $    902,364,841   $          583,495  $        1,108,190
Receivables:
   Investment securities sold                 931,681          734,290           1,214,636                  570                 205
   Sub-account units sold                     407,363          947,799             151,327                   --                  --
                                     ----------------   --------------    ----------------   ------------------  ------------------
Total assets                              722,933,435      512,713,388         903,730,804              584,065           1,108,395
                                     ----------------   --------------    ----------------   ------------------  ------------------

Liabilities
Payables:
   Investment securities purchased            407,363          947,799             151,327                   --                  --
   Sub-account units redeemed                 899,594          710,374           1,173,009                  558                 185
   Insurance fees due to Jackson               32,087           23,916              41,627                   12                  20
                                     ----------------   --------------    ----------------   ------------------  ------------------
Total liabilities                           1,339,044        1,682,089           1,365,963                  570                 205
                                     ----------------   --------------    ----------------   ------------------  ------------------
Net assets (Note 6)                  $    721,594,391   $  511,031,299    $    902,364,841   $          583,495  $        1,108,190
----------------------------------   ================   ==============    ================   ==================  ==================

(a) Investment shares                      90,880,906       56,971,159         102,658,116               86,188             145,815
    Investments at cost              $  1,069,826,678   $  642,345,424    $  1,224,035,338   $          841,477  $        1,421,265

                                                                                                  JNL/
                                          JNL/S&P            JNL/S&P           JNL/S&P        S&P Retirement      JNL/S&P
                                      Retirement 2015   Retirement 2020    Retirement 2025        Income        Total Yield
                                         Portfolio          Portfolio         Portfolio         Portfolio        Portfolio
                                     ----------------   ---------------   -----------------   --------------   --------------
Assets
Investments, at value (a)            $     25,131,726   $    10,275,811     $     6,118,161   $   45,552,192   $   28,398,904
Receivables:
   Investment securities sold                  28,840            11,097               6,654           73,434           32,304
   Sub-account units sold                       3,174             9,445              26,262           29,568            9,512
                                     ----------------   ---------------     ---------------   --------------   --------------
Total assets                               25,163,740        10,296,353           6,151,077       45,655,194       28,440,720
                                     ----------------   ---------------     ---------------   --------------   --------------

Liabilities
Payables:
   Investment securities purchased              3,174             9,445              26,262           29,568            9,512
   Sub-account units redeemed                  27,712            10,625               6,390           71,301           30,997
   Insurance fees due to Jackson                1,128               472                 264            2,133            1,307
                                     ----------------   ---------------     ---------------   --------------   --------------
Total liabilities                              32,014            20,542              32,916          103,002           41,816
                                     ----------------   ---------------     ---------------   --------------   --------------
Net assets (Note 6)                  $     25,131,726   $    10,275,811     $     6,118,161   $   45,552,192   $   28,398,904
----------------------------------   ================   ===============     ===============   ==============   ==============

(a) Investment shares                       3,141,466         1,348,532             826,779        5,055,737        4,458,227
    Investments at cost              $     33,415,785   $    14,072,983     $     8,576,611   $   52,466,575   $   37,025,178

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                  JNL/Select     JNL/Select         JNL/            JNL/T.Rowe       JNL/T.Rowe       JNL/T.Rowe
                                   Balanced     Money Market    Select Value    Price Established   Price Mid-Cap     Price Value
                                  Portfolio      Portfolio        Portfolio     Growth Portfolio   Growth Portfolio    Portfolio
                               --------------  --------------  --------------  ------------------  ----------------  --------------
Assets
Investments, at value (a)      $  432,805,939  $1,200,692,288  $  153,536,896  $      301,125,206  $    309,195,829  $  204,239,876
Receivables:
   Investment securities sold         479,083      12,732,470         234,980             259,086           460,305         570,864
   Sub-account units sold             149,093       1,530,611         200,469             237,051           336,059         110,475
                               --------------  --------------  --------------  ------------------  ----------------  --------------
Total assets                      433,434,115   1,214,955,369     153,972,345         301,621,343       309,992,193     204,921,215
                               --------------  --------------  --------------  ------------------  ----------------  --------------

Liabilities
Payables:
   Investment securities
     purchased                        149,093       1,530,611         200,469             237,051           336,059         110,475
   Sub-account units redeemed         460,297      12,675,316         228,075             246,294           446,853         561,768
   Insurance fees due to
     Jackson                           18,786          57,154           6,905              12,792            13,452           9,096
                               --------------  --------------  --------------  ------------------  ----------------  --------------
Total liabilities                     628,176      14,263,081         435,449             496,137           796,364         681,339
                               --------------  --------------  --------------  ------------------  ----------------  --------------
Net assets (Note 6)            $  432,805,939  $1,200,692,288  $  153,536,896  $      301,125,206  $    309,195,829  $  204,239,876
-----------------------------  ==============  ==============  ==============  ==================  ================  ==============

(a) Investment shares              33,760,214   1,200,692,288      12,185,468          23,710,646        19,074,388      29,260,727
    Investments at cost        $  536,985,659  $1,200,692,285  $  215,135,523  $      460,854,968  $    496,310,193  $  356,899,578

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                                                                      JNL/Capital
                                          JNL/AIM Global       JNL/AIM             JNL/AIM           JNL/AIM        Guardian Global
                                           Real Estate      International         Large Cap         Small Cap           Balanced
                                            Portfolio      Growth Portfolio   Growth Portfolio   Growth Portfolio      Portfolio
                                          --------------   ----------------   ----------------   ----------------   ---------------
Investment income dividends               $    3,075,243   $        675,584   $        243,157   $             --   $     2,329,440
                                          --------------   ----------------   ----------------   ----------------   ---------------
Expenses
   Insurance charges (Note 3)                  2,413,085          2,625,225          2,804,596            811,989         3,299,678
                                          --------------   ----------------   ----------------   ----------------   ---------------
Total expenses                                 2,413,085          2,625,225          2,804,596            811,989         3,299,678
                                          --------------   ----------------   ----------------   ----------------   ---------------
Net investment income (loss)                     662,158         (1,949,641)        (2,561,439)          (811,989)         (970,238)
                                          --------------   ----------------   ----------------   ----------------   ---------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                24,077,155         27,952,338          8,066,886          5,579,505        21,310,767
   Investments                               (30,097,045)        (6,512,308)        (9,428,672)        (4,004,267)       (9,874,181)
Net change in unrealized appreciation
   (depreciation) on investments             (65,661,515)      (102,301,906)       (76,098,187)       (26,396,270)      (83,604,384)
                                          --------------   ----------------   ----------------   ----------------   ---------------
Net realized and unrealized gain (loss)      (71,681,405)       (80,861,876)       (77,459,973)       (24,821,032)      (72,167,798)
                                          --------------   ----------------   ----------------   ----------------   ---------------
Net increase (decrease) in net assets
   from operations                        $  (71,019,247)  $    (82,811,517)  $    (80,021,412)  $    (25,633,021)  $   (73,138,036)
---------------------------------------   ==============   ================   ================   ================   ===============

                                            JNL/Capital          JNL/Capital       JNL/Capital   JNL/Credit Suisse      JNL/
                                          Guardian Global         Guardian        Guardian U.S.    Global Natural   Credit Suisse
                                            Diversified      International Small  Growth Equity      Resources       Long/Short
                                         Research Portfolio     Cap Portfolio       Portfolio         Portfolio        Portfolio
                                         ------------------  -------------------  -------------  -----------------  -------------
Investment income dividends              $               --  $            29,528  $       4,341  $         182,715  $          --
                                         ------------------  -------------------  -------------  -----------------  -------------
Expenses
   Insurance charges (Note 3)                     2,354,942              194,601      2,292,890          5,041,764        439,426
                                         ------------------  -------------------  -------------  -----------------  -------------
Total expenses                                    2,354,942              194,601      2,292,890          5,041,764        439,426
                                         ------------------  -------------------  -------------  -----------------  -------------
Net investment income (loss)                     (2,354,942)            (165,073)    (2,288,549)        (4,859,049)      (439,426)
                                         ------------------  -------------------  -------------  -----------------  -------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                           --                   --             --         10,452,168      3,427,099
   Investments                                   (9,264,001)          (3,626,943)    (6,219,109)       (48,239,561)    (2,505,598)
Net change in unrealized appreciation
   (depreciation) on investments                (72,691,339)          (6,843,195)   (71,963,477)      (151,680,404)   (11,223,299)
                                         ------------------  -------------------  -------------  -----------------  -------------
Net realized and unrealized gain (loss)         (81,955,340)         (10,470,138)   (78,182,586)      (189,467,797)   (10,301,798)
                                         ------------------  -------------------  -------------  -----------------  -------------
Net increase (decrease) in net assets
   from operations                       $      (84,310,282) $       (10,635,211) $ (80,471,135) $    (194,326,846) $ (10,741,224)
---------------------------------------  ==================  ===================  =============  =================  =============

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                                                  JNL/Franklin
                                             JNL/Eagle        JNL/Eagle         JNL/Franklin        Templeton       JNL/Franklin
                                            Core Equity    SmallCap Equity   Templeton Founding   Global Growth      Templeton
                                             Portfolio        Portfolio      Strategy Portfolio     Portfolio     Income Portfolio
                                          --------------   ---------------   ------------------   -------------   ----------------
Investment income dividends               $    1,408,943   $            --   $        9,823,115   $       7,175   $        228,973
                                          --------------   ---------------   ------------------   -------------   ----------------
Expenses
   Insurance charges (Note 3)                    841,440         2,187,336           11,849,023         721,976          4,418,495
                                          --------------   ---------------   ------------------   -------------   ----------------
Total expenses                                   841,440         2,187,336           11,849,023         721,976          4,418,495
                                          --------------   ---------------   ------------------   -------------   ----------------
Net investment income (loss)                     567,503        (2,187,336)          (2,025,908)       (714,801)        (4,189,522)
                                          --------------   ---------------   ------------------   -------------   ----------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                14,453,600         6,987,658              372,771           3,379                 --
   Investments                                (4,401,238)      (16,407,042)         (57,284,890)     (4,473,625)       (23,033,796)
Net change in unrealized appreciation
   (depreciation) on investments             (36,484,953)      (55,600,313)        (262,705,773)    (17,901,248)       (71,102,309)
                                          --------------   ---------------   ------------------   -------------   ----------------
Net realized and unrealized gain (loss)      (26,432,591)      (65,019,697)        (319,617,892)    (22,371,494)       (94,136,105)
                                          --------------   ---------------   ------------------   -------------   ----------------
Net increase (decrease) in net assets
   from operations                        $  (25,865,088)  $   (67,207,033)  $     (321,643,800)  $ (23,086,295)  $    (98,325,627)
---------------------------------------   ==============   ===============   ==================   =============   ================

                                                               JNL/Franklin         JNL/          JNL/Goldman          JNL/
                                            JNL/Franklin        Templeton       Goldman Sachs   Sachs Emerging    Goldman Sachs
                                          Templeton Mutual      Small Cap         Core Plus      Markets Debt        Mid Cap
                                          Shares Portfolio   Value Portfolio   Bond Portfolio    Portfolio(a)    Value Portfolio
                                          ----------------   ---------------   --------------   --------------   ---------------
Investment income dividends               $             --   $       701,038   $   11,714,377   $           --   $       859,560
                                          ----------------   ---------------   --------------   --------------   ---------------
Expenses
   Insurance charges (Note 3)                    1,143,835         1,008,659        5,698,948           20,644         1,423,020
                                          ----------------   ---------------   --------------   --------------   ---------------
Total expenses                                   1,143,835         1,008,659        5,698,948           20,644         1,423,020
                                          ----------------   ---------------   --------------   --------------   ---------------
Net investment income (loss)                    (1,143,835)         (307,621)       6,015,429          (20,644)         (563,460)
                                          ----------------   ---------------   --------------   --------------   ---------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                     206,736         6,146,860        4,600,198               --        11,470,889
   Investments                                  (7,160,551)       (8,752,165)      (1,501,377)         (29,362)      (11,226,610)
Net change in unrealized appreciation
   (depreciation) on investments               (26,037,663)      (24,184,597)     (34,779,113)          84,166       (39,238,534)
                                          ----------------   ---------------   --------------   --------------   ---------------
Net realized and unrealized gain (loss)        (32,991,478)      (26,789,902)     (31,680,292)          54,804       (38,994,255)
                                          ----------------   ---------------   --------------   --------------   ---------------
Net increase (decrease) in net assets
   from operations                        $    (34,135,313)  $  (27,097,523)   $  (25,664,863)  $       34,160   $   (39,557,715)
---------------------------------------   ================   ===============   ==============   ==============   ===============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                               JNL/                                            JNL/JPMorgan
                                          Goldman Sachs     JNL/JPMorgan     JNL/JPMorgan    U.S. Government      JNL/Lazard
                                          Short Duration    International    MidCap Growth    & Quality Bond   Emerging Markets
                                          Bond Portfolio   Value Portfolio     Portfolio        Portfolio          Portfolio
                                          --------------   ---------------   -------------   ---------------   ----------------
Investment income dividends               $    3,909,634   $     5,725,682   $          --   $     9,063,739   $      1,508,610
                                          --------------   ---------------   -------------   ---------------   ----------------
Expenses
   Insurance charges (Note 3)                  1,579,065         4,978,900       1,534,256         5,190,199          3,914,948
                                          --------------   ---------------   -------------   ---------------   ----------------
Total expenses                                 1,579,065         4,978,900       1,534,256         5,190,199          3,914,948
                                          --------------   ---------------   -------------   ---------------   ----------------
Net investment income (loss)                   2,330,569           746,782     (1,534,256)         3,873,540         (2,406,338)
                                          --------------   ---------------   -------------   ---------------   ----------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                   378,458        44,192,069              --                --         24,189,585
   Investments                                (3,303,206)      (34,990,270)     (2,238,153)        3,634,089        (26,067,862)
Net change in unrealized appreciation
   (depreciation) on investments              (7,112,621)     (182,076,245)    (52,063,658)        9,295,629       (137,316,037)
                                          --------------   ---------------   -------------   ---------------   ----------------
Net realized and unrealized gain (loss)      (10,037,369)     (172,874,446)    (54,301,811)       12,929,718       (139,194,314)
                                          --------------   ---------------   -------------   ---------------   ----------------
Net increase (decrease) in net assets
   from operations                        $   (7,706,800)  $  (172,127,664)  $ (55,836,067)  $    16,803,258   $   (141,600,652)
---------------------------------------   ==============   ===============   =============   ===============   ================

                                             JNL/Lazard         JNL/Lazard         JNL/M&G         JNL/M&G          JNL/MCM
                                              Mid Cap            Small Cap      Global Basics   Global Leaders      10 x 10
                                          Equity Portfolio   Equity Portfolio   Portfolio(a)     Portfolio(a)      Portfolio
                                          ----------------   ----------------   -------------   --------------   --------------
Investment income dividends               $      2,004,535   $             --   $          --   $          575   $      949,611
                                          ----------------   ----------------   -------------   --------------   --------------
Expenses
   Insurance charges (Note 3)                    2,756,597          1,439,066             684            1,142        1,334,735
                                          ----------------   ----------------   -------------   --------------   --------------
Total expenses                                   2,756,597          1,439,066             684            1,142        1,334,735
                                          ----------------   ----------------   -------------   --------------   --------------
Net investment income (loss)                      (752,062)        (1,439,066)           (684)            (567)        (385,124)
                                          ----------------   ----------------   -------------   --------------   --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                     772,930          1,942,284              --               --          773,601
   Investments                                 (31,651,674)       (18,442,298)        (12,440)          13,382       (5,904,965)
Net change in unrealized appreciation
   (depreciation) on investments               (45,529,498)       (22,762,182)         14,639           22,780      (32,520,869)
                                          ----------------   ----------------   -------------   --------------   --------------
Net realized and unrealized gain (loss)        (76,408,242)       (39,262,196)          2,199           36,162      (37,652,233)
                                          ----------------   ----------------   -------------   --------------   --------------
Net increase (decrease) in net assets
   from operations                        $    (77,160,304)  $    (40,701,262)  $       1,515   $       35,595   $  (38,037,357)
---------------------------------------   ================   ================   =============   ==============   ==============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                               JNL/MCM          JNL/MCM            JNL/MCM            JNL/MCM
                                             JNL/MCM          Bond Index     Communications     Consumer Brands        Dow 10
                                           25 Portfolio        Portfolio    Sector Portfolio   Sector Portfolio      Portfolio
                                          ---------------   -------------   ----------------   ----------------   ----------------
Investment income dividends               $    15,649,892   $  13,820,082   $      1,681,015   $         67,805   $             --
                                          ---------------   -------------   ----------------   ----------------   ----------------
Expenses
   Insurance charges (Note 3)                   8,275,895       5,383,237            665,123            333,234          8,943,454
                                          ---------------   -------------   ----------------   ----------------   ----------------
Total expenses                                  8,275,895       5,383,237            665,123            333,234          8,943,454
                                          ---------------   -------------   ----------------   ----------------   ----------------
Net investment income (loss)                    7,373,997       8,436,845          1,015,892           (265,429)        (8,943,454)
                                          ---------------   -------------   ----------------   ----------------   ----------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                 40,824,210              --          5,609,164          3,314,999                 --
   Investments                                (23,042,466)      2,384,884       (16,598,558)         (3,288,165)       (15,753,538)
Net change in unrealized appreciation
   (depreciation) on investments             (232,971,095)     (6,442,644)       (13,458,874)        (8,110,916)      (302,071,782)
                                          ---------------   -------------   ----------------   ----------------   ----------------
Net realized and unrealized gain (loss)      (215,189,351)     (4,057,760)       (24,448,268)        (8,084,082)      (317,825,320)
                                          ---------------   -------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets
   from operations                        $  (207,815,354)   $  4,379,085   $    (23,432,376)  $     (8,349,511)  $   (326,768,774)
---------------------------------------   ===============   =============   ================   ================   ================

                                                                JNL/MCM
                                              JNL/MCM           Enhanced        JNL/MCM          JNL/MCM             JNL/MCM
                                            Dow Dividend      S&P 500 Stock    European 30       Financial           Global 15
                                             Portfolio       Index Portfolio   Portfolio(a)   Sector Portfolio       Portfolio
                                          ----------------   ---------------   ------------   ----------------   -----------------
Investment income dividends               $      1,307,748   $       854,665   $      1,550   $      1,218,760   $              --
                                          ----------------   ---------------   ------------   ----------------   -----------------
Expenses
   Insurance charges (Note 3)                    4,910,995           905,282            778          1,172,982          14,916,097
                                          ----------------   ---------------   ------------   ----------------   -----------------
Total expenses                                   4,910,995           905,282            778          1,172,982          14,916,097
                                          ----------------   ---------------   ------------   ----------------   -----------------
Net investment income (loss)                    (3,603,247)          (50,617)           772             45,778         (14,916,097)
                                          ----------------   ---------------   ------------   ----------------   -----------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                   1,099,436         6,615,825             --          5,246,792                  --
   Investments                                 (55,714,704)      (10,027,770)          (491)       (20,331,245)         25,134,325
Net change in unrealized appreciation
   (depreciation) on investments              (137,802,914)      (23,555,683)        17,486        (39,932,868)       (577,548,504)
                                          ----------------   ---------------   ------------   ----------------   -----------------
Net realized and unrealized gain (loss)       (192,418,182)      (26,967,628)        16,995        (55,017,321)       (552,414,179)
                                          ----------------   ---------------   ------------   ----------------   -----------------
Net increase (decrease) in net assets
   from operations                        $   (196,021,429)   $  (27,018,245)   $    17,767   $    (54,971,543)  $    (567,330,276)
---------------------------------------   ================   ===============   ============   ================   =================

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                              JNL/MCM            JNL/MCM          JNL/MCM             JNL/MCM          JNL/MCM
                                             Healthcare          Index 5       International           JNL 5        JNL Optimized
                                          Sector Portfolio      Portfolio     Index Portfolio        Portfolio       5 Portfolio
                                          ----------------   --------------   ---------------   ----------------   ---------------
Investment income dividends               $      1,031,941   $      579,026   $     8,765,792   $     89,071,341   $        51,376
                                          ----------------   --------------   ---------------   ----------------   ---------------
Expenses
   Insurance charges (Note 3)                    2,119,374          705,425         7,116,950         67,865,759         6,490,828
                                          ----------------   --------------   ---------------   ----------------   ---------------
Total expenses                                   2,119,374          705,425         7,116,950         67,865,759         6,490,828
                                          ----------------   --------------   ---------------   ----------------   ---------------
Net investment income (loss)                    (1,087,433)        (126,399)        1,648,842         21,205,582        (6,439,452)
                                          ----------------   --------------   ---------------   ----------------   ---------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                   6,678,339          769,107         9,112,330        518,289,850        23,500,409
   Investments                                  (9,913,651)      (3,054,716)      (15,894,637)      (234,871,747)      (36,597,643)
Net change in unrealized appreciation
   (depreciation) on investments               (34,276,318)     (14,400,812)     (227,905,716)    (2,477,857,915)     (219,683,482)
                                          ----------------   --------------   ---------------   ----------------   ---------------
Net realized and unrealized gain (loss)        (37,511,630)     (16,686,421)     (234,688,023)    (2,194,439,812)     (232,780,716)
                                          ----------------   --------------   ---------------   ----------------   ---------------
Net increase (decrease) in net assets
   from operations                        $    (38,599,063)  $  (16,812,820)  $  (233,039,181)  $ (2,173,234,230)  $  (239,220,168)
---------------------------------------   ================   ==============   ===============   ================   ===============

                                            JNL/MCM             JNL/MCM             JNL/MCM            JNL/MCM         JNL/MCM
                                           Nasdaq 25       NYSE International      Oil & Gas       Pacific Rim 30      S&P 10
                                           Portfolio          25 Portfolio      Sector Portfolio    Portfolio(a)      Portfolio
                                          --------------   ------------------   ----------------   --------------   --------------
Investment income dividends               $       17,730   $            8,817   $      2,384,112   $           --   $           --
                                          --------------   ------------------   ----------------   --------------   --------------
Expenses
   Insurance charges (Note 3)                  1,315,422            1,250,502          7,510,833              929        9,330,992
                                          --------------   ------------------   ----------------   --------------   --------------
Total expenses                                 1,315,422            1,250,502          7,510,833              929        9,330,992
                                          --------------   ------------------   ----------------   --------------   --------------
Net investment income (loss)                  (1,297,692)          (1,241,685)        (5,126,721)            (929)      (9,330,992)
                                          --------------   ------------------   ----------------   --------------   --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                 3,353,391            3,674,874         27,354,373               --               --
   Investments                                (5,563,575)         (11,865,671)       (12,322,413)             (17)       3,522,952
Net change in unrealized appreciation
   (depreciation) on investments             (38,002,224)         (33,914,219)      (205,567,250)          35,235     (341,032,066)
                                          --------------   ------------------   ----------------   --------------   --------------
Net realized and unrealized gain (loss)      (40,212,408)         (42,105,016)      (190,535,290)          35,218     (337,509,114)
                                          --------------   ------------------   ----------------   --------------   --------------
Net increase (decrease) in net assets
   from operations                        $  (41,510,100)  $      (43,346,701)  $   (195,662,011)  $       34,289   $ (346,840,106)
---------------------------------------   ==============   ==================   ================   ==============   ==============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                                JNL/MCM         JNL/MCM
                                             JNL/MCM           JNL/MCM          S&P 500         S&P SMid         JNL/MCM
                                              S&P 24        S&P 400 MidCap       Index            60          Select Small-Cap
                                             Portfolio     Index Portfolio     Portfolio        Portfolio        Portfolio
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Investment income dividends               $            --  $     3,398,475  $     7,544,733  $         6,333  $      1,344,103
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Expenses
   Insurance charges (Note 3)                     435,698        5,413,106        7,735,335          770,855         7,840,739
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Total expenses                                    435,698        5,413,106        7,735,335          770,855         7,840,739
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Net investment income (loss)                     (435,698)      (2,014,631)        (190,602)        (764,522)       (6,496,636)
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                   326,524       22,815,835               --        1,164,943        51,150,489
   Investments                                 (1,864,107)     (16,964,625)     (13,879,071)      (5,588,336)      (41,122,048)
Net change in unrealized appreciation
   (depreciation) on investments               (7,952,621)    (150,382,081)    (198,777,806)     (11,004,445)     (222,223,015)
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Net realized and unrealized gain (loss)        (9,490,204)    (144,530,871)    (212,656,877)     (15,427,838)     (212,194,574)
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Net increase (decrease) in net assets
   from operations                        $    (9,925,902)  $ (146,545,502)  $ (212,847,479)  $  (16,192,360) $   (218,691,210)
---------------------------------------   ===============  ===============  ===============  ===============  ================

                                                                                                                    JNL/
                                             JNL/MCM          JNL/MCM           JNL/MCM                          Oppenheimer
                                             Small Cap       Technology      Value Line 30       JNL/MCM        Global Growth
                                          Index Portfolio  Sector Portfolio    Portfolio      VIP Portfolio       Portfolio
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Investment income dividends               $     3,245,455  $        11,704  $     2,531,930  $     4,905,221  $      2,026,227
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Expenses
   Insurance charges (Note 3)                   4,303,868        1,272,319       14,189,818        5,510,926         2,480,850
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Total expenses                                  4,303,868        1,272,319       14,189,818        5,510,926         2,480,850
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Net investment income (loss)                   (1,058,413)      (1,260,615)     (11,657,888)        (605,705)         (454,623)
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                14,001,555        4,450,954       20,080,167       80,979,098        18,790,069
   Investments                                (17,228,916)     (12,492,273)     (21,746,909)     (10,311,669)       (7,583,783)
Net change in unrealized appreciation
   (depreciation) on investments             (103,413,662)     (35,705,812)    (490,827,766)    (250,340,581)      (89,861,479)
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Net realized and unrealized gain (loss)      (106,641,023)     (43,747,131)    (492,494,508)    (179,673,152)      (78,655,193)
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Net increase (decrease) in net assets
   from operations                        $  (107,699,436) $   (45,007,746) $  (504,152,396) $  (180,278,857) $    (79,109,816)
---------------------------------------   ===============  ===============  ===============  ===============  ================

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                                                                   JNL/
                                             JNL/PAM          JNL/PAM         JNL/PIMCO        JNL/PIMCO       PPM America
                                          Asia ex-Japan     China-India      Real Return      Total Return     Core Equity
                                           Portfolio(a)     Portfolio(a)      Portfolio      Bond Portfolio     Portfolio
                                          --------------   --------------   --------------   --------------   --------------
Investment income dividends               $       73,700   $           --   $    6,553,734   $   38,109,207   $       99,181
                                          --------------   --------------   --------------   --------------   --------------
Expenses
   Insurance charges (Note 3)                     73,685          299,458        7,423,258       14,670,334          810,327
                                          --------------   --------------   --------------   --------------   --------------
Total expenses                                    73,685          299,458        7,423,258       14,670,334          810,327
                                          --------------   --------------   --------------   --------------   --------------
Net investment income (loss)                          15         (299,458)        (869,524)      23,438,873         (711,146)
                                          --------------   --------------   --------------   --------------   --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                       --               --       16,288,072       33,947,905               --
   Investments                                (3,460,850)      (6,962,532)     (18,406,779)      (3,091,161)      (2,610,062)
Net change in unrealized appreciation
   (depreciation) on investments                (841,418)      (8,196,803)     (53,220,897)     (75,446,225)     (25,004,940)
                                          --------------   --------------   --------------   --------------   --------------
Net realized and unrealized gain (loss)       (4,302,268)     (15,159,335)     (55,339,604)     (44,589,481)     (27,615,002)
                                          --------------   --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
   from operations                        $   (4,302,253)  $  (15,458,793)  $  (56,209,128)  $  (21,150,608)  $  (28,326,148)
---------------------------------------   ==============   ==============   ==============   ==============   ==============

                                                                                  JNL/                              JNL/
                                               JNL/             JNL/          PPM America          JNL/          Red Rocks
                                            PPM America      PPM America       Small Cap       PPM America        Listed
                                            High Yield      Mid Cap Value        Value        Value Equity    Private Equity
                                          Bond Portfolio    Portfolio(a)      Portfolio(a)      Portfolio      Portfolio(b)
                                          --------------   --------------   --------------   --------------   --------------
Investment income dividends               $   18,482,471   $       45,752   $       31,787   $    2,128,397   $       58,840
                                          --------------   --------------   --------------   --------------   --------------
Expenses
   Insurance charges (Note 3)                  3,446,381           85,836           45,292        1,262,172           23,393
                                          --------------   --------------   --------------   --------------   --------------
Total expenses                                 3,446,381           85,836           45,292        1,262,172           23,393
                                          --------------   --------------   --------------   --------------   --------------
Net investment income (loss)                  15,036,090          (40,084)         (13,505)         866,225           35,447
                                          --------------   --------------   --------------   --------------   --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                       --               --               --       10,861,801               --
   Investments                               (38,490,930)      (3,016,033)        (736,300)      (5,469,608)        (234,435)
Net change in unrealized appreciation
   (depreciation) on investments             (49,152,243)      (1,746,476)      (1,551,437)     (59,148,066)      (1,399,049)
                                          --------------   --------------   --------------   --------------   --------------
Net realized and unrealized gain (loss)      (87,643,173)      (4,762,509)      (2,287,737)     (53,755,873)      (1,633,484)
                                          --------------   --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
   from operations                        $  (72,607,083)  $   (4,802,593)  $   (2,301,242)  $  (52,889,648)  $   (1,598,037)
---------------------------------------   ==============   ==============   ==============   ==============   ==============

(a)   Commencement of operations March 31, 2008.

(b)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                               JNL/S&P          JNL/S&P          JNL/S&P          JNL/S&P
                                                             Competitive      Disciplined      Disciplined       Disciplined
                                            JNL/S&P 4         Advantage         Growth           Moderate         Moderate
                                            Portfolio         Portfolio        Portfolio        Portfolio     Growth Portfolio
                                          --------------   --------------   --------------   --------------   ----------------
Investment income dividends               $       11,218   $      388,234   $      347,410   $      608,141   $        764,297
                                          --------------   --------------   --------------   --------------   ----------------
Expenses
   Insurance charges (Note 3)                  2,983,876          469,498          333,828          789,549            909,525
                                          --------------   --------------   --------------   --------------   ----------------
Total expenses                                 2,983,876          469,498          333,828          789,549            909,525
                                          --------------   --------------   --------------   --------------   ----------------
Net investment income (loss)                  (2,972,658)         (81,264)          13,582         (181,408)          (145,228)
                                          --------------   --------------   --------------   --------------   ----------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                       --               --          212,502          283,935            479,913
   Investments                               (12,180,790)      (2,462,453)      (2,236,556)      (2,280,011)        (3,705,768)
Net change in unrealized appreciation
   (depreciation) on investments             (63,129,882)      (7,752,847)      (8,629,592)     (13,719,885)       (22,326,391)
                                          --------------   --------------   --------------   --------------   ----------------
Net realized and unrealized gain (loss)      (75,310,672)     (10,215,300)     (10,653,646)     (15,715,961)       (25,552,246)
                                          --------------   --------------   --------------   --------------   ----------------
Net increase (decrease) in net assets
   from operations                        $  (78,283,330)  $  (10,296,564)  $  (10,640,064)  $  (15,897,369)  $    (25,697,474)
---------------------------------------   ==============   ==============   ==============   ==============   ================

                                                              JNL/S&P
                                              JNL/S&P          Growth                              JNL/             JNL/
                                          Dividend Income    Retirement         JNL/S&P        S&P Managed      S&P Managed
                                             & Growth         Strategy      Intrinsic Value     Aggressive      Conservative
                                             Portfolio        Portfolio        Portfolio     Growth Portfolio    Portfolio
                                          ---------------  --------------   ---------------  ----------------  --------------
Investment income dividends               $       884,678  $       55,833   $       409,963  $      1,761,783  $   14,901,774
                                          ---------------  --------------   ---------------  ----------------  --------------
Expenses
   Insurance charges (Note 3)                     301,247           6,192           587,375         7,601,283       6,341,149
                                          ---------------  --------------   ---------------  ----------------  --------------
Total expenses                                    301,247           6,192           587,375         7,601,283       6,341,149
                                          ---------------  --------------   ---------------  ----------------  --------------
Net investment income (loss)                      583,431          49,641          (177,412)       (5,839,500)      8,560,625
                                          ---------------  --------------   ---------------  ----------------  --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                    17,667             425           265,104        22,710,581       5,626,867
   Investments                                 (1,187,859)        (45,863)       (5,447,145)        2,660,698      (9,562,726)
Net change in unrealized appreciation
   (depreciation) on investments               (4,336,302)       (298,751)      (10,025,929)     (249,172,602)    (64,160,775)
                                          ---------------  --------------   ---------------  ----------------  --------------
Net realized and unrealized gain (loss)        (5,506,494)       (344,189)      (15,207,970)     (223,801,323)    (68,096,634)
                                          ---------------  --------------   ---------------  ----------------  --------------
Net increase (decrease) in net assets
   from operations                        $    (4,923,063) $     (294,548)  $   (15,385,382) $   (229,640,823) $  (59,536,009)
---------------------------------------   ===============  ==============   ===============  ================  ==============

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                                  JNL/           JNL/S&P         JNL/S&P
                                               JNL/             JNL/           S&P Managed   Moderate Growth     Moderate
                                            S&P Managed      S&P Managed        Moderate        Retirement      Retirement
                                              Growth          Moderate           Growth          Strategy        Strategy
                                             Portfolio        Portfolio         Portfolio       Portfolio       Portfolio
                                          ---------------  --------------   ---------------  ---------------  --------------
Investment income dividends               $     5,399,459  $   21,582,612   $    25,319,505  $        79,202  $      101,886
                                          ---------------  --------------   ---------------  ---------------  --------------
Expenses
   Insurance charges (Note 3)                  16,187,131       9,343,464        18,737,564            5,820           5,733
                                          ---------------  --------------   ---------------  ---------------  --------------
Total expenses                                 16,187,131       9,343,464        18,737,564            5,820           5,733
                                          ---------------  --------------   ---------------  ---------------  --------------
Net investment income (loss)                  (10,787,672)     12,239,148         6,581,941           73,382          96,153
                                          ---------------  --------------   ---------------  ---------------  --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                75,027,682      12,661,398        47,794,868              250           8,241
   Investments                                (23,028,370)    (16,814,327)      (26,338,385)         (20,586)        (16,487)
Net change in unrealized appreciation
   (depreciation) on investments             (470,914,100)   (145,635,471)     (395,760,052)        (248,256)       (306,907)
                                          ---------------  --------------   ---------------  ---------------  --------------
Net realized and unrealized gain (loss)      (418,914,788)   (149,788,400)     (374,303,569)        (268,592)       (315,153)
                                          ---------------  --------------   ---------------  ---------------  --------------
Net increase (decrease) in net assets
   from operations                        $  (429,702,460) $ (137,549,252)  $  (367,721,628) $      (195,210) $     (219,000)
---------------------------------------   ===============  ==============   ===============  ===============  ==============

                                                                                                  JNL/
                                              JNL/S&P          JNL/S&P          JNL/S&P      S&P Retirement      JNL/S&P
                                          Retirement 2015  Retirement 2020  Retirement 2025      Income        Total Yield
                                             Portfolio        Portfolio        Portfolio        Portfolio       Portfolio
                                          ---------------  ---------------  ---------------  --------------   --------------
Investment income dividends               $       293,969  $       131,488  $        74,698  $      706,942   $      379,185
                                          ---------------  ---------------  ---------------  --------------   --------------
Expenses
   Insurance charges (Note 3)                     614,347          169,897          101,120         655,828          347,246
                                          ---------------  ---------------  ---------------  --------------   --------------
Total expenses                                    614,347          169,897          101,120         655,828          347,246
                                          ---------------  ---------------  ---------------  --------------   --------------
Net investment income (loss)                     (320,378)         (38,409)         (26,422)         51,114           31,939
                                          ---------------  ---------------  ---------------  --------------   --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                   641,965          405,925          251,611         724,598            6,055
   Investments                                 (2,016,057)        (496,122)        (435,724)     (1,064,735)      (3,170,269)
Net change in unrealized appreciation
   (depreciation) on investments               (8,954,796)      (4,090,812)      (2,588,390)     (7,954,488)      (8,598,047)
                                          ---------------  ---------------  ---------------  --------------   --------------
Net realized and unrealized gain (loss)       (10,328,888)      (4,181,009)      (2,772,503)     (8,294,625)     (11,762,261)
                                          ---------------  ---------------  ---------------  --------------   --------------
Net increase (decrease) in net assets
   from operations                        $   (10,649,266) $    (4,219,418) $    (2,798,925) $   (8,243,511)  $  (11,730,322)
---------------------------------------   ===============  ===============  ===============  ==============   ==============

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                                    JNL/T.Rowe
                                                                                       Price         JNL/T.Rowe
                                    JNL/Select       JNL/Select         JNL/        Established    Price Mid-Cap     JNL/T.Rowe
                                     Balanced       Money Market    Select Value      Growth           Growth       Price Value
                                     Portfolio       Portfolio        Portfolio      Portfolio       Portfolio       Portfolio
                                  --------------  --------------  --------------  --------------  ---------------  --------------
Investment income dividends       $   12,210,846  $   20,160,104  $       72,566  $      365,951  $            --  $    5,502,870
                                  --------------  --------------  --------------  --------------  ---------------  --------------
Expenses
   Insurance charges (Note 3)          7,983,037      16,862,354       3,101,655       6,837,338        6,747,855       4,724,086
                                  --------------  --------------  --------------  --------------  ---------------  --------------
Total expenses                         7,983,037      16,862,354       3,101,655       6,837,338        6,747,855       4,724,086
                                  --------------  --------------  --------------  --------------  ---------------  --------------
Net investment income (loss)           4,227,809       3,297,750      (3,029,089)     (6,471,387)      (6,747,855)        778,784
                                  --------------  --------------  --------------  --------------  ---------------  --------------
Realized and unrealized gain
   (loss)
Net realized gain (loss) on:
   Distributions from
     investment companies             20,368,240              --       3,172,303       3,216,209       30,517,324      32,952,365
   Investments                       (11,048,500)              8     (14,346,566)    (15,103,779)     (20,947,230)    (18,592,131)
Net change in unrealized
   appreciation (depreciation)
   on investments                   (137,331,388)             (8)    (63,620,285)   (219,540,661)    (220,233,224)   (159,230,308)
                                  --------------  --------------  --------------  --------------  ---------------  --------------
Net realized and unrealized
   gain (loss)                      (128,011,648)             --     (74,794,548)   (231,428,231     (210,663,130    (144,870,074)
                                  --------------  --------------  --------------  --------------  ---------------  --------------
Net increase (decrease) in net
   assets from operations         $ (123,783,839) $    3,297,750  $  (77,823,637) $ (237,899,618) $  (217,410,985) $ (144,091,290)
-------------------------------   ==============  ==============  ==============  ==============  ===============  ==============

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                                                                     JNL/Capital
                                             JNL/AIM Global       JNL/AIM           JNL/AIM           JNL/AIM      Guardian Global
                                              Real Estate      International       Large Cap         Small Cap         Balanced
                                               Portfolio     Growth Portfolio  Growth Portfolio  Growth Portfolio     Portfolio
                                             --------------  ----------------  ----------------  ----------------  ---------------
Operations
    Net investment income (loss)             $      662,158  $     (1,949,641) $     (2,561,439) $       (811,989) $      (970,238)
    Net realized gain (loss) on investments      (6,019,890)       21,440,030        (1,361,786)        1,575,238       11,436,586
    Net change in unrealized appreciation
       (depreciation) on investments            (65,661,515)     (102,301,906)      (76,098,187)      (26,396,270)     (83,604,384)
                                             --------------  ----------------  ----------------  ----------------  ---------------
Net increase (decrease) in net assets
    from operations                             (71,019,247)      (82,811,517)      (80,021,412)      (25,633,021)     (73,138,036)
                                             --------------  ----------------  ----------------  ----------------  ---------------
Contract transactions (1)
    Purchase payments (Note 4)                   34,569,226        19,282,771        22,066,977         6,865,959       53,311,168
    Surrenders and terminations                  (9,185,016)      (15,643,289)      (14,824,668)       (4,357,736)     (19,813,402)
    Transfers between portfolios                 24,271,965       (15,144,697)        6,177,650        (8,261,946)      29,345,892
    Net annuitization transactions                  (52,845)          (28,929)          (41,859)         (125,711)         (91,990)
    Policyholder charges (Note 3)                  (231,265)         (189,271)         (220,932)          (85,484)        (258,406)
                                             --------------  ----------------  ----------------  ----------------  ---------------
Net increase (decrease) in net assets from
    contract transactions                        49,372,065       (11,723,415)       13,157,168        (5,964,918)      62,493,262
                                             --------------  ----------------  ----------------  ----------------  ---------------
Net increase (decrease) in net assets           (21,647,182)      (94,534,932)      (66,864,244)      (31,597,939)     (10,644,774)
Net assets beginning of period                  134,185,994       203,284,802       193,898,803        69,217,872      183,983,298
                                             --------------  ----------------  ----------------  ----------------  ---------------
Net assets end of period                     $  112,538,812  $    108,749,870  $    127,034,559  $     37,619,933  $   173,338,524
-------------------------------------------  ==============  ================  ================  ================  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2007           10,354,984        10,936,421        13,728,758         4,447,846       14,527,869
       Units Issued                              10,762,356         2,695,045         5,634,448         1,765,260       10,887,730
       Units Redeemed                            (7,380,782)       (3,570,445)       (4,692,030)       (2,137,520)      (5,992,570)
                                             --------------  ----------------  ----------------  ----------------  ---------------
Units Outstanding at December 31, 2008           13,736,558        10,061,021        14,671,176         4,075,586       19,423,029
                                             ==============  ================  ================  ================  ===============

                                                                                                          JNL/
                                                 JNL/Capital         JNL/Capital       JNL/Capital    Credit Suisse       JNL/
                                               Guardian Global        Guardian        Guardian U.S.  Global Natural  Credit Suisse
                                                 Diversified     International Small  Growth Equity     Resources     Long/Short
                                             Research Portfolio     Cap Portfolio       Portfolio       Portfolio      Portfolio
                                             ------------------  -------------------  -------------  --------------  -------------
Operations
    Net investment income (loss)             $       (2,354,942) $          (165,073) $  (2,288,549) $   (4,859,049) $    (439,426)
    Net realized gain (loss) on investments          (9,264,001)          (3,626,943)    (6,219,109)    (37,787,393)       921,501
    Net change in unrealized appreciation
       (depreciation) on investments                (72,691,339)          (6,843,195)   (71,963,477)   (151,680,404)   (11,223,299)
                                             ------------------  -------------------  -------------  --------------  -------------
Net increase (decrease) in net assets
    from operations                                 (84,310,282)         (10,635,211)   (80,471,135)   (194,326,846)   (10,741,224)
                                             ------------------  -------------------  -------------  --------------  -------------
Contract transactions (1)
    Purchase payments (Note 4)                       40,288,996           13,121,006     43,343,345     102,036,200     15,210,469
    Surrenders and terminations                     (15,323,959)            (561,348)   (16,334,998)    (18,135,190)    (1,036,874)
    Transfers between portfolios                     24,218,716           11,137,508     25,843,341      (8,170,081)    17,617,322
    Net annuitization transactions                      (60,362)                  --        (42,599)       (113,851)       (43,625)
    Policyholder charges (Note 3)                      (163,098)              (7,620)      (204,383)       (442,831)       (20,719)
                                             ------------------  -------------------  -------------  --------------  -------------
Net increase (decrease) in net assets from
    contract transactions                            48,960,293           23,689,546     52,604,706      75,174,247     31,726,573
                                             ------------------  -------------------  -------------  --------------  -------------
Net increase (decrease) in net assets               (35,349,989)          13,054,335    (27,866,429)   (119,152,599)    20,985,349
Net assets beginning of period                      155,406,194            1,985,929    151,626,264     294,795,539     19,247,332
                                             ------------------  -------------------  -------------  --------------  -------------
Net assets end of period                     $      120,056,205  $        15,040,264  $ 123,759,835  $  175,642,940  $  40,232,681
-------------------------------------------  ==================  ===================  =============  ==============  =============

(1) Contract unit transactions
Units Outstanding at December 31, 2007                5,770,334              201,502      5,756,080      21,576,768      1,804,423
       Units Issued                                   4,599,804            5,048,951      3,826,332      25,601,253      5,672,931
       Units Redeemed                                (2,839,532)          (1,885,031)    (1,853,719)    (20,395,491)    (1,323,628)
                                             ------------------  -------------------  -------------  --------------  -------------
Units Outstanding at December 31, 2008                7,530,606            3,365,422      7,728,693      26,782,530      6,153,726
                                             ==================  ===================  =============  ==============  =============

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                                                  JNL/Franklin
                                                JNL/Eagle       JNL/Eagle        JNL/Franklin       Templeton      JNL/Franklin
                                               Core Equity   SmallCap Equity  Templeton Founding  Global Growth      Templeton
                                                Portfolio       Portfolio     Strategy Portfolio    Portfolio    Income Portfolio
                                             --------------  ---------------  ------------------  -------------  ----------------
Operations
    Net investment income (loss)             $      567,503  $    (2,187,336) $       (2,025,908) $    (714,801) $     (4,189,522)
    Net realized gain (loss) on investments      10,052,362       (9,419,384)        (56,912,119)    (4,470,246)      (23,033,796)
    Net change in unrealized appreciation
       (depreciation) on investments            (36,484,953)     (55,600,313)       (262,705,773)   (17,901,248)      (71,102,309)
                                             --------------  ---------------  ------------------  -------------  ----------------
Net increase (decrease) in net assets
    from operations                             (25,865,088)     (67,207,033)       (321,643,800)   (23,086,295)      (98,325,627)
                                             --------------  ---------------  ------------------  -------------  ----------------
Contract transactions (1)
    Purchase payments (Note 4)                    3,137,917       20,748,987         194,436,331     16,248,888        62,608,536
    Surrenders and terminations                  (6,524,392)     (12,865,971)        (38,593,346)    (2,287,708)      (16,771,742)
    Transfers between portfolios                 (3,543,617)       8,080,184         (42,777,203)    (3,198,228)       14,563,113
    Net annuitization transactions                       --          (18,973)            (39,547)       (31,762)          (23,474)
    Policyholder charges (Note 3)                   (63,321)        (147,204)           (897,721)       (60,557)         (315,394)
                                             --------------  ---------------  ------------------  -------------  ----------------
Net increase (decrease) in net assets from
    contract transactions                        (6,993,413)      15,797,023         112,128,514     10,670,633        60,061,039
                                             --------------  ---------------  ------------------  -------------  ----------------
Net increase (decrease) in net assets           (32,858,501)     (51,410,010)       (209,515,286)   (12,415,662)      (38,264,588)
Net assets beginning of period                   70,254,143      159,201,448         762,485,093     47,195,349       252,304,185
                                             --------------  ---------------  ------------------  -------------  ----------------
Net assets end of period                     $   37,395,642  $   107,791,438  $      552,969,807  $  34,779,687  $    214,039,597
-------------------------------------------  ==============  ===============  ==================  =============  ================

(1) Contract unit transactions
Units Outstanding at December 31, 2007            3,734,656        6,377,648          76,811,672      4,766,435        23,214,606
       Units Issued                                 733,991        3,396,170          38,419,028      3,228,911        14,226,166
       Units Redeemed                            (1,154,092)      (2,683,342)        (26,556,647)    (1,982,718)       (8,967,185)
                                             --------------  ---------------  ------------------  -------------  ----------------
Units Outstanding at December 31, 2008            3,314,555        7,090,476          88,674,053      6,012,628        28,473,587
                                             ==============  ===============  ==================  =============  ================

                                                                   JNL/Franklin        JNL/         JNL/Goldman        JNL/
                                                 JNL/Franklin       Templeton     Goldman Sachs   Sachs Emerging   Goldman Sachs
                                             Templeton Mutual       Small Cap       Core Plus      Markets Debt       Mid Cap
                                               Shares Portfolio  Value Portfolio  Bond Portfolio   Portfolio(a)   Value Portfolio
                                             ------------------  ---------------  --------------  --------------  ---------------
Operations
    Net investment income (loss)             $       (1,143,835) $      (307,621) $    6,015,429  $      (20,644) $      (563,460)
    Net realized gain (loss) on investments          (6,953,815)      (2,605,305)      3,098,821         (29,362)         244,279
    Net change in unrealized appreciation
       (depreciation) on investments                (26,037,663)     (24,184,597)    (34,779,113)         84,166      (39,238,534)
                                             ------------------  ---------------  --------------  --------------  ---------------
Net increase (decrease) in net assets
    from operations                                 (34,135,313)     (27,097,523)    (25,664,863)         34,160      (39,557,715)
                                             ------------------  ---------------  --------------  --------------  ---------------
Contract transactions (1)
    Purchase payments (Note 4)                       25,050,833       12,128,656      45,498,051       2,719,450       17,500,666
    Surrenders and terminations                      (4,153,764)      (3,589,077)    (31,527,694)        (67,201)      (5,611,623)
    Transfers between portfolios                      3,309,440       19,106,730     (41,184,511)      6,057,472        3,176,493
    Net annuitization transactions                      (33,219)          (9,503)        (61,271)             --           (4,995)
    Policyholder charges (Note 3)                       (87,714)         (74,599)       (472,053)         (1,258)        (113,144)
                                             ------------------  ---------------  --------------  --------------  ---------------
Net increase (decrease) in net assets from
    contract transactions                            24,085,576       27,562,207     (27,747,478)      8,708,463       14,947,397
                                             ------------------  ---------------  --------------  --------------  ---------------
Net increase (decrease) in net assets               (10,049,737)         464,684     (53,412,341)      8,742,623      (24,610,318)
Net assets beginning of period                       71,047,329       57,150,443     329,797,588              --       89,409,169
                                             ------------------  ---------------  --------------  --------------  ---------------
Net assets end of period                     $       60,997,592  $    57,615,127  $  276,385,247  $    8,742,623  $    64,798,851
-------------------------------------------  ==================  ===============  ==============  ==============  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2007                7,206,398        4,911,959      16,644,122              --        6,902,473
       Units Issued                                   5,913,306        5,648,320       6,766,975         973,871        4,831,625
       Units Redeemed                                (2,986,698)      (3,041,391)     (8,488,500)        (67,400)      (3,781,806)
                                             ------------------  ---------------  --------------  --------------  ---------------
Units Outstanding at December 31, 2008               10,133,006        7,518,888      14,922,597         906,471        7,952,292
                                             ==================  ===============  ==============  ==============  ===============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                  JNL/                                         JNL/JPMorgan
                                             Goldman Sachs     JNL/JPMorgan   JNL/JPMorgan   U.S. Government     JNL/Lazard
                                             Short Duration   International   MidCap Growth   & Quality Bond  Emerging Markets
                                             Bond Portfolio  Value Portfolio    Portfolio       Portfolio         Portfolio
                                             --------------  ---------------  -------------  ---------------  ----------------
Operations
    Net investment income (loss)             $    2,330,569  $       746,782  $  (1,534,256) $     3,873,540  $     (2,406,338)
    Net realized gain (loss) on investments      (2,924,748)       9,201,799     (2,238,153)       3,634,089        (1,878,277)
    Net change in unrealized appreciation
       (depreciation) on investments             (7,112,621)    (182,076,245)   (52,063,658)       9,295,629      (137,316,037)
                                             --------------  ---------------  -------------  ---------------  ----------------
Net increase (decrease) in net assets
    from operations                              (7,706,800)    (172,127,664)   (55,836,067)      16,803,258      (141,600,652)
                                             --------------  ---------------  -------------  ---------------  ----------------
Contract transactions (1)
    Purchase payments (Note 4)                   22,178,819       47,875,143      8,253,144       41,947,693        71,453,366
    Surrenders and terminations                  (7,663,698)     (21,144,861)   (13,012,954)     (35,441,899)      (15,681,772)
    Transfers between portfolios                 14,589,429      (62,976,111)    (7,492,996)     234,687,634        (8,823,044)
    Net annuitization transactions                  (11,690)        (126,851)       (14,482)         (21,917)          (32,423)
    Policyholder charges (Note 3)                  (107,817)        (370,609)      (158,531)        (473,829)         (341,304)
                                             --------------  ---------------  -------------  ---------------  ----------------
Net increase (decrease) in net assets from
    contract transactions                        28,985,043      (36,743,289)   (12,425,819)     240,697,682        46,574,823
                                             --------------  ---------------  -------------  ---------------  ----------------
Net increase (decrease) in net assets            21,278,243     (208,870,953)   (68,261,886)     257,500,940       (95,025,829)
Net assets beginning of period                   65,965,619      396,407,155    133,042,383      190,858,701       243,760,002
                                             --------------  ---------------  -------------  ---------------  ----------------
Net assets end of period                     $   87,243,862  $   187,536,202  $  64,780,497  $   448,359,641  $    148,734,173
-------------------------------------------  ==============  ===============  =============  ===============  ================

(1) Contract unit transactions
Units Outstanding at December 31, 2007            6,282,624       22,558,033      6,122,148       11,779,367        17,320,893
       Units Issued                              11,035,122        7,742,480      1,680,430       26,294,411        16,929,231
       Units Redeemed                            (8,339,883)     (10,644,718)    (2,449,206)     (11,553,491)      (12,744,625)
                                             --------------  ---------------  -------------  ---------------  ----------------
Units Outstanding at December 31, 2008            8,977,863       19,655,795      5,353,372       26,520,287        21,505,499
                                             ==============  ===============  =============  ===============  ================

                                                JNL/Lazard        JNL/Lazard        JNL/M&G         JNL/M&G        JNL/MCM
                                                 Mid Cap          Small Cap      Global Basics  Global Leaders     10 x 10
                                             Equity Portfolio  Equity Portfolio   Portfolio(a)   Portfolio(a)     Portfolio
                                             ----------------  ----------------  -------------  --------------  -------------
Operations
    Net investment income (loss)             $       (752,062) $     (1,439,066) $        (684) $         (567) $    (385,124)
    Net realized gain (loss) on investments       (30,878,744)      (16,500,014)       (12,440)         13,382     (5,131,364)
    Net change in unrealized appreciation
       (depreciation) on investments              (45,529,498)      (22,762,182)        14,639          22,780    (32,520,869)
                                             ----------------  ----------------  -------------  --------------  -------------
Net increase (decrease) in net assets
    from operations                               (77,160,304)      (40,701,262)         1,515          35,595    (38,037,357)
                                             ----------------  ----------------  -------------  --------------  -------------
Contract transactions (1)
    Purchase payments (Note 4)                     13,608,117         7,583,126        494,717         295,886     52,363,075
    Surrenders and terminations                   (15,829,868)       (8,235,095)          (864)         (1,029)    (3,129,835)
    Transfers between portfolios                  (24,622,921)       (9,562,198)        56,951          35,974     26,250,945
    Net annuitization transactions                    (77,645)              473             --              --             --
    Policyholder charges (Note 3)                    (248,512)         (145,118)            (3)             (2)       (34,909)
                                             ----------------  ----------------  -------------  --------------  -------------
Net increase (decrease) in net assets from
    contract transactions                         (27,170,829)      (10,358,812)       550,801         330,829     75,449,276
                                             ----------------  ----------------  -------------  --------------  -------------
Net increase (decrease) in net assets            (104,331,133)      (51,060,074)       552,316         366,424     37,411,919
Net assets beginning of period                    214,651,928       111,168,452             --              --     50,864,159
                                             ----------------  ----------------  -------------  --------------  -------------
Net assets end of period                     $    110,320,795  $     60,108,378  $     552,316  $     366,424   $  88,276,078
-------------------------------------------  ================  ================  =============  ==============  =============

(1) Contract unit transactions
Units Outstanding at December 31, 2007             11,206,112         7,129,999             --              --      5,187,556
       Units Issued                                 2,574,070         2,535,741         72,384          88,396     12,492,561
       Units Redeemed                              (4,244,558)       (3,289,047)        (6,598)        (44,412)    (3,331,703)
                                             ----------------  ----------------  -------------  --------------  -------------
Units Outstanding at December 31, 2008              9,535,624         6,376,693         65,786          43,984     14,348,414
                                             ================  ================  =============  ==============  =============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM
                                                 JNL/MCM       Bond Index    Communications    Consumer Brands      Dow 10
                                              25 Portfolio     Portfolio    Sector Portfolio  Sector Portfolio     Portfolio
                                             --------------  -------------  ----------------  ----------------  --------------
Operations
    Net investment income (loss)             $    7,373,997  $   8,436,845  $      1,015,892  $       (265,429) $   (8,943,454)
    Net realized gain (loss) on investments      17,781,744      2,384,884       (10,989,394)           26,834     (15,753,538)
    Net change in unrealized appreciation
       (depreciation) on investments           (232,971,095)    (6,442,644)      (13,458,874)       (8,110,916)   (302,071,782)
                                             --------------  -------------  ----------------  ----------------  --------------
Net increase (decrease) in net assets
    from operations                            (207,815,354)     4,379,085       (23,432,376)       (8,349,511)   (326,768,774)
                                             --------------  -------------  ----------------  ----------------  --------------
Contract transactions (1)
    Purchase payments (Note 4)                   27,285,218     49,177,839         3,938,609         3,777,706      35,177,814
    Surrenders and terminations                 (36,568,033)   (23,865,910)       (4,223,231)       (2,099,235)    (42,104,583)
    Transfers between portfolios               (145,041,982)   (17,992,036)      (30,487,881)       11,060,331    (145,176,300)
    Net annuitization transactions                  (68,651)       (80,126)         (102,923)               --         (93,682)
    Policyholder charges (Note 3)                  (809,598)      (472,888)          (79,347)          (41,863)       (906,342)
                                             --------------  -------------  ----------------  ----------------  --------------
Net increase (decrease) in net assets from
    contract transactions                      (155,203,046)     6,766,879       (30,954,773)       12,696,939    (153,103,093)
                                             --------------  -------------  ----------------  ----------------  --------------
Net increase (decrease) in net assets          (363,018,400)    11,145,964       (54,387,149)        4,347,428    (479,871,867)
Net assets beginning of period                  689,744,274    303,351,612        82,005,620        17,958,818     815,546,625
                                             --------------  -------------  ----------------  ----------------  --------------
Net assets end of period                     $  326,725,874  $ 314,497,576  $     27,618,471  $     22,306,246  $  335,674,758
-------------------------------------------  ==============  =============  ================  ================  ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2007           57,880,581     25,865,848        13,424,784         1,718,632      73,138,636
       Units Issued                               6,823,763     13,269,239         6,665,794         3,202,902      10,307,980
       Units Redeemed                           (21,718,473)   (12,893,574)      (12,468,058)       (1,749,532)    (26,815,031)
                                             --------------  -------------  ----------------  ----------------  --------------
Units Outstanding at December 31, 2008           42,985,871     26,241,513         7,622,520         3,172,002      56,631,585
                                             ==============  =============  ================  ================  ==============

                                                                 JNL/MCM
                                                 JNL/MCM         Enhanced        JNL/MCM         JNL/MCM           JNL/MCM
                                              Dow Dividend    S&P 500 Stock    European 30      Financial         Global 15
                                                Portfolio    Index Portfolio  Portfolio(a)  Sector Portfolio      Portfolio
                                             --------------  ---------------  ------------  ----------------  ----------------
Operations
    Net investment income (loss)             $   (3,603,247) $       (50,617) $        772  $          45,778 $   (14,916,097)
    Net realized gain (loss) on investments     (54,615,268)      (3,411,945)         (491)       (15,084,453)      25,134,325
    Net change in unrealized appreciation
       (depreciation) on investments           (137,802,914)     (23,555,683)       17,486        (39,932,868)    (577,548,504)
                                             --------------  ---------------  ------------  ----------------  ----------------
Net increase (decrease) in net assets
    from operations                            (196,021,429)     (27,018,245)       17,767        (54,971,543)    (567,330,276)
                                             --------------  ---------------  ------------  ----------------  ----------------
Contract transactions (1)
    Purchase payments (Note 4)                   50,665,272        7,157,877       180,244         25,879,102       90,310,693
    Surrenders and terminations                 (17,863,464)      (4,703,022)       (1,367)        (5,329,965)     (65,523,382)
    Transfers between portfolios                (29,355,062)     (11,769,948)      196,262         55,024,475     (240,453,499)
    Net annuitization transactions                  (23,360)         (14,321)           --              9,200         (359,464)
    Policyholder charges (Note 3)                  (524,830)         (74,300)           (4)          (131,670)      (1,401,735)
                                             --------------  ---------------  ------------  ----------------  ----------------
Net increase (decrease) in net assets from
    contract transactions                         2,898,556       (9,403,714)      375,135         75,451,142     (217,427,387)
                                             --------------  ---------------  ------------  ----------------  ----------------
Net increase (decrease) in net assets          (193,122,873)     (36,421,959)      392,902         20,479,599     (784,757,663)
Net assets beginning of period                  381,087,943       79,149,314            --         51,639,955    1,308,354,520
                                             --------------  ---------------  ------------  ----------------  ----------------
Net assets end of period                     $  187,965,070  $    42,727,355  $    392,902  $     72,119,554  $    523,596,857
-------------------------------------------  ==============  ===============  ============  ================  ================

(1) Contract unit transactions
Units Outstanding at December 31, 2007           36,492,226        7,792,688            --          4,370,519       68,945,392
       Units Issued                              16,912,438        4,243,687        46,960         12,863,680       12,054,340
       Units Redeemed                           (17,253,615)      (5,195,753)       (1,233)        (4,616,240)     (26,607,787)
                                             --------------  ---------------  ------------  ----------------  ----------------
Units Outstanding at December 31, 2008           36,151,049        6,840,622        45,727         12,617,959       54,391,945
                                             ==============  ===============  ============  ================  ================

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                 JNL/MCM          JNL/MCM         JNL/MCM           JNL/MCM          JNL/MCM
                                                Healthcare        Index 5      International         JNL 5        JNL Optimized
                                             Sector Portfolio    Portfolio    Index Portfolio      Portfolio       5 Portfolio
                                             ----------------  -------------  ---------------  ----------------  ---------------
Operations
    Net investment income (loss)             $     (1,087,433) $    (126,399) $     1,648,842  $     21,205,582  $    (6,439,452)
    Net realized gain (loss) on investments        (3,235,312)    (2,285,609)      (6,782,307)      283,418,103      (13,097,234)
    Net change in unrealized appreciation
       (depreciation) on investments              (34,276,318)   (14,400,812)    (227,905,716)   (2,477,857,915)    (219,683,482)
                                             ----------------  -------------  ---------------  ----------------  ---------------
Net increase (decrease) in net assets
    from operations                               (38,599,063)   (16,812,820)    (233,039,181)   (2,173,234,230)    (239,220,168)
                                             ----------------  -------------  ---------------  ----------------  ---------------
Contract transactions (1)
    Purchase payments (Note 4)                     24,177,929     31,288,244       54,569,865       619,667,899      151,193,264
    Surrenders and terminations                    (9,938,234)    (1,756,247)     (30,053,997)     (222,885,508)     (17,061,652)
    Transfers between portfolios                   36,395,898     15,521,811      (49,140,531)     (675,834,070)      18,432,200
    Net annuitization transactions                    (33,215)            --         (172,985)         (716,328)          46,453
    Policyholder charges (Note 3)                    (206,669)       (38,152)        (709,362)       (5,825,360)        (427,351)
                                             ----------------  -------------  ---------------  ----------------  ---------------
Net increase (decrease) in net assets from
    contract transactions                          50,395,709     45,015,656      (25,507,010)     (285,593,367)     152,182,914
                                             ----------------  -------------  ---------------  ----------------  ---------------
Net increase (decrease) in net assets              11,796,646     28,202,836     (258,546,191)   (2,458,827,597)     (87,037,254)
Net assets beginning of period                    106,518,717     27,919,668      554,882,623     5,208,867,203      375,799,453
                                             ----------------  -------------  ---------------  ----------------  ---------------
Net assets end of period                     $    118,315,363  $  56,122,504  $   296,336,432  $  2,750,039,606  $   288,762,199
-------------------------------------------  ================  =============  ===============  ================  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2007              8,577,438      2,823,670       27,401,164       376,758,384       31,419,740
       Units Issued                                10,939,140      7,063,431        8,051,522        84,496,080       27,646,962
       Units Redeemed                              (6,921,570)    (1,664,268)      (9,376,150)     (109,539,644)     (13,572,137)
                                             ----------------  -------------  ---------------  ----------------  ---------------
Units Outstanding at December 31, 2008             12,595,008      8,222,833       26,076,536       351,714,820       45,494,565
                                             ================  =============  ===============  ================  ===============

                                                 JNL/MCM          JNL/MCM            JNL/MCM           JNL/MCM        JNL/MCM
                                                Nasdaq 25    NYSE International     Oil & Gas      Pacific Rim 30     S&P 10
                                                Portfolio       25 Portfolio     Sector Portfolio   Portfolio(a)     Portfolio
                                             --------------  ------------------  ----------------  --------------  -------------
Operations
    Net investment income (loss)             $   (1,297,692) $       (1,241,685) $     (5,126,721) $         (929) $  (9,330,992)
    Net realized gain (loss) on investments      (2,210,184)         (8,190,797)       15,031,960             (17)     3,522,952
    Net change in unrealized appreciation
       (depreciation) on investments            (38,002,224)        (33,914,219)     (205,567,250)         35,235   (341,032,066)
                                             --------------  ------------------  ----------------  --------------  -------------
Net increase (decrease) in net assets
    from operations                             (41,510,100)        (43,346,701)     (195,662,011)         34,289   (346,840,106)
                                             --------------  ------------------  ----------------  --------------  -------------
Contract transactions (1)
    Purchase payments (Note 4)                   13,731,323          26,207,703        93,555,547         205,837     30,350,164
    Surrenders and terminations                  (4,621,779)         (5,612,306)      (32,616,785)         (1,989)   (42,058,216)
    Transfers between portfolios                (21,705,705)         10,071,632        (4,600,272)        251,323   (154,142,130)
    Net annuitization transactions                   (8,472)                 --          (185,048)             --       (107,608)
    Policyholder charges (Note 3)                  (121,716)           (181,480)         (740,732)             (1)      (953,896)
                                             --------------  ------------------  ----------------  --------------  -------------
Net increase (decrease) in net assets from
    contract transactions                       (12,726,349)         30,485,549        55,412,710         455,170   (166,911,686)
                                             --------------  ------------------  ----------------  --------------  -------------
Net increase (decrease) in net assets           (54,236,449)        (12,861,152)     (140,249,301)        489,459   (513,751,792)
Net assets beginning of period                  106,384,536          63,560,988       443,808,211              --    833,493,043
                                             --------------  ------------------  ----------------  --------------  -------------
Net assets end of period                     $   52,148,087  $       50,699,836  $    303,558,910  $      489,459  $ 319,741,251
-------------------------------------------  ==============  ==================  ================  ==============  =============

(1) Contract unit transactions
Units Outstanding at December 31, 2007            8,393,161           5,504,285        12,229,193              --     58,972,536
       Units Issued                               3,869,096           7,500,480        10,585,765          52,875      8,308,621
       Units Redeemed                            (5,111,099)         (4,740,187)       (9,060,409)         (1,690)   (21,621,029)
                                             --------------  ------------------  ----------------  --------------  -------------
Units Outstanding at December 31, 2008            7,151,158           8,264,578        13,754,549          51,185     45,660,128
                                             ==============  ==================  ================  ==============  =============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                 JNL/MCM          JNL/MCM           JNL/MCM           JNL/MCM         JNL/MCM
                                                 S&P 24       S&P 400 MidCap        S&P 500          S&P SMid     Select Small-Cap
                                                Portfolio     Index Portfolio   Index Portfolio    60 Portfolio       Portfolio
                                              --------------  ---------------  -----------------  --------------  -----------------
Operations
   Net investment income (loss)               $     (435,698) $    (2,014,631) $        (190,602) $     (764,522) $      (6,496,636)
   Net realized gain (loss) on investments        (1,537,583)       5,851,210        (13,879,071)     (4,423,393)        10,028,441
   Net change in unrealized appreciation
     (depreciation) on investments                (7,952,621)    (150,382,081)      (198,777,806)    (11,004,445)      (222,223,015)
                                              --------------  ---------------  -----------------  --------------  -----------------
Net increase (decrease) in net assets
   from operations                                (9,925,902)    (146,545,502)      (212,847,479)    (16,192,360)      (218,691,210)
                                              --------------  ---------------  -----------------  --------------  -----------------
Contract transactions (1)
   Purchase payments (Note 4)                      6,131,114       31,637,211         47,935,478      11,953,193         31,371,756
   Surrenders and terminations                    (1,226,660)     (24,001,175)       (35,211,530)     (2,273,214)       (35,428,290)
   Transfers between portfolios                    8,236,158      (39,032,522)        (7,056,027)     15,063,129       (106,414,764)
   Net annuitization transactions                         --         (124,266)          (109,748)             --            (83,304)
   Policyholder charges (Note 3)                     (26,443)        (562,550)          (776,927)        (57,679)          (816,461)
                                              --------------  ---------------  -----------------  --------------  -----------------
Net increase (decrease) in net assets from
   contract transactions                          13,114,169      (32,083,302)         4,781,246      24,685,429       (111,371,063)
                                              --------------  ---------------  -----------------  --------------  -----------------
Net increase (decrease) in net assets              3,188,267     (178,628,804)      (208,066,233)      8,493,069       (330,062,273)
Net assets beginning of period                    22,725,802      414,090,413        561,046,082      32,446,860        628,445,176
                                              --------------  ---------------  -----------------  --------------  -----------------
Net assets end of period                      $   25,914,069  $   235,461,609  $     352,979,849  $   40,939,929  $     298,382,903
------------------------------------------    ==============  ===============  =================  ==============  =================

(1) Contract unit transactions
Units Outstanding at December 31, 2007             2,111,462       25,779,781         44,589,782       3,676,287         34,012,464
       Units Issued                                3,004,864        6,760,177         13,883,676       6,628,387          5,118,876
       Units Redeemed                             (1,473,398)      (8,653,244)       (12,689,602)     (3,535,289)       (11,792,56
                                              --------------  ---------------  -----------------  --------------  -----------------)
Units Outstanding at December 31, 2008             3,642,928       23,886,714         45,783,856       6,769,385         27,338,779
                                              ==============  ===============  =================  ==============  =================

                                                                                                                          JNL/
                                                  JNL/MCM          JNL/MCM           JNL/MCM                          Oppenheimer
                                                 Small Cap        Technology      Value Line 30        JNL/MCM       Global Growth
                                              Index Portfolio  Sector Portfolio     Portfolio       VIP Portfolio      Portfolio
                                              ---------------  ----------------  ----------------  ---------------  ---------------
Operations
   Net investment income (loss)               $    (1,058,413) $     (1,260,615) $    (11,657,888) $      (605,705) $      (454,623)
   Net realized gain (loss) on investments         (3,227,361)       (8,041,319)       (1,666,742)      70,667,429       11,206,286
   Net change in unrealized appreciation
     (depreciation) on investments               (103,413,662)      (35,705,812)     (490,827,766)    (250,340,581)     (89,861,479)
                                              ---------------  ----------------  ----------------  ---------------  ---------------
Net increase (decrease) in net assets
   from operations                               (107,699,436)      (45,007,746)     (504,152,396)    (180,278,857)     (79,109,816)
                                              ---------------  ----------------  ----------------  ---------------  ---------------
Contract transactions (1)
   Purchase payments (Note 4)                       26,082,609       17,723,149       127,732,107       48,956,398       19,769,113
   Surrenders and terminations                    (19,034,324)       (7,763,740)      (51,066,318)     (18,679,972)     (12,780,128)
   Transfers between portfolios                   (21,726,121)      (14,768,612)     (152,741,202)     (43,482,998)     (19,231,092)
   Net annuitization transactions                     (41,392)           (8,852)          (59,755)         (80,757)         (43,343)
   Policyholder charges (Note 3)                     (453,167)         (176,673)       (1,579,552)        (506,923)        (206,033)
                                              ---------------  ----------------  ----------------  ---------------  ---------------
Net increase (decrease) in net assets from
   contract transactions                          (15,172,395)       (4,994,728)      (77,714,720)     (13,794,252)     (12,491,483)
                                              ---------------  ----------------  ----------------  ---------------  ---------------
Net increase (decrease) in net assets            (122,871,831)      (50,002,474)     (581,867,116)    (194,073,109)     (91,601,299)
Net assets beginning of period                    316,673,168        99,763,397     1,099,739,990      422,290,328      196,598,584
                                              ---------------  ----------------  ----------------  ---------------  ---------------
Net assets end of period                      $   193,801,337  $     49,760,923  $    517,872,874  $   228,217,219  $   104,997,285
------------------------------------------    ===============  ================  ================  ===============  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2007             21,145,571        14,471,996        61,930,772       29,419,417       13,001,501
       Units Issued                                 5,531,076        12,136,083        17,502,165        7,554,030        2,826,184
       Units Redeemed                              (6,455,641)      (13,585,053)      (23,009,254)      (8,723,649)      (3,903,347)
                                              ---------------  ----------------  ----------------  ---------------  ---------------
Units Outstanding at December 31, 2008             20,221,006        13,023,026        56,423,683       28,249,798       11,924,338
                                              ===============  ================  ================  ===============  ===============

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                                                                        JNL/
                                                  JNL/PAM           JNL/PAM        JNL/PIMCO         JNL/PIMCO       PPM America
                                               Asia ex-Japan      China-India     Real Return      Total Return      Core Equity
                                                Portfolio(a)     Portfolio(a)      Portfolio      Bond Portfolio      Portfolio
                                             ----------------  ---------------  ---------------  ---------------  ----------------
Operations
   Net investment income (loss)              $             15  $      (299,458) $      (869,524) $    23,438,873  $       (711,146)
   Net realized gain (loss) on investments         (3,460,850)      (6,962,532)      (2,118,707)      30,856,744        (2,610,062)
   Net change in unrealized appreciation
     (depreciation) on investments                   (841,418)      (8,196,803)     (53,220,897)     (75,446,225)      (25,004,940)
                                             ----------------  ---------------  ---------------  ---------------  ----------------
Net increase (decrease) in net assets
   from operations                                 (4,302,253)     (15,458,793)     (56,209,128)     (21,150,608)      (28,326,148)
                                             ----------------  ---------------  ---------------  ---------------  ----------------
Contract transactions (1)
   Purchase payments (Note 4)                       3,728,640       12,995,797      109,831,638      176,780,817         2,021,545
   Surrenders and terminations                       (153,596)      (1,647,258)     (37,243,724)     (73,731,800)       (9,740,697)
   Transfers between portfolios                     4,663,464       29,028,151      332,552,062      192,823,131        (2,195,945)
   Net annuitization transactions                          --               --         (103,216)        (369,359)            2,451
   Policyholder charges (Note 3)                       (2,052)         (47,392)        (871,168)      (1,291,431)          (73,130)
                                             ----------------  ---------------  ---------------  ---------------  ----------------
Net increase (decrease) in net assets from
   contract transactions                            8,236,456       40,329,298      404,165,592      294,211,358        (9,985,776)
                                             ----------------  ---------------  ---------------  ---------------  ----------------
Net increase (decrease) in net assets               3,934,203       24,870,505      347,956,464      273,060,750       (38,311,924)
Net assets beginning of period                             --               --       75,389,774      598,011,551        75,770,750
                                             ----------------  ---------------  ---------------  ---------------  ----------------
Net assets end of period                     $      3,934,203  $    24,870,505  $   423,346,238  $   871,072,301  $     37,458,826
------------------------------------------   ================  ===============  ===============  ===============  ================

(1) Contract unit transactions
Units Outstanding at December 31, 2007                     --               --        6,906,343       40,603,202         4,013,494
       Units Issued                                 2,872,677       12,246,468       63,358,491       40,763,515           363,748
       Units Redeemed                              (2,054,102)      (6,282,817)     (29,260,272)     (21,809,071)       (1,015,436)
                                             ----------------  ---------------  ---------------  ---------------  ----------------
Units Outstanding at December 31, 2008                818,575        5,963,651       41,004,562       59,557,646         3,361,806
                                             ================  ===============  ===============  ===============  ================

                                                    JNL/              JNL/            JNL/             JNL/             JNL/
                                                 PPM America      PPM America      PPM America     PPM America    Red Rocks Listed
                                                 High Yield      Mid Cap Value   Small Cap Value   Value Equity    Private Equity
                                               Bond Portfolio     Portfolio(a)    Portfolio(a)      Portfolio       Portfolio(b)
                                              ----------------  ---------------  ---------------  --------------  ----------------
Operations
   Net investment income (loss)               $     15,036,090  $       (40,084) $       (13,505) $      866,225  $         35,447
   Net realized gain (loss) on investments         (38,490,930)      (3,016,033)        (736,300)      5,392,193          (234,435)
   Net change in unrealized appreciation
     (depreciation) on investments                 (49,152,243)      (1,746,476)      (1,551,437)    (59,148,066)       (1,399,049)
                                              ----------------  ---------------  ---------------  --------------  ----------------
Net increase (decrease) in net assets
   from operations                                 (72,607,083)      (4,802,593)      (2,301,242)    (52,889,648)       (1,598,037)
                                              ----------------  ---------------  ---------------  --------------  ----------------
Contract transactions (1)
   Purchase payments (Note 4)                       22,703,000        2,055,986        2,146,602       3,816,816         6,564,082
   Surrenders and terminations                     (23,942,259)        (325,885)        (157,785)    (14,135,513)          (54,504)
   Transfers between portfolios                    (20,707,517)       6,456,144        5,079,390        (490,622)        7,191,065
   Net annuitization transactions                     (123,025)              --               --           4,459                --
   Policyholder charges (Note 3)                      (397,477)         (10,691)          (4,454)       (106,925)             (867)
                                              ----------------  ---------------  ---------------  --------------  ----------------
Net increase (decrease) in net assets from
   contract transactions                           (22,467,278)       8,175,554        7,063,753     (10,911,785)       13,699,776
                                              ----------------  ---------------  ---------------  --------------  ----------------
Net increase (decrease) in net assets              (95,074,361)       3,372,961        4,762,511     (63,801,433)       12,101,739
Net assets beginning of period                     267,489,724               --              --      119,368,593                --
                                              ----------------  ---------------  ---------------  --------------  ----------------
Net assets end of period                      $    172,415,363  $     3,372,961  $     4,762,511  $   55,567,160  $     12,101,739
------------------------------------------    ================  ===============  ===============  ==============  ================

(1) Contract unit transactions
Units Outstanding at December 31, 2007              20,645,862               --               --       6,244,762                --
       Units Issued                                 12,672,507        1,925,697        1,108,171       1,669,904         2,090,467
       Units Redeemed                              (13,948,783)      (1,326,334)        (343,811)     (2,388,330)          (46,788)
                                              ----------------  ---------------  ---------------  --------------  ----------------
Units Outstanding at December 31, 2008              19,369,586          599,363          764,360       5,526,336         2,043,679
                                              ================  ===============  ===============  ==============  ================

(a)   Commencement of operations March 31, 2008.

(b)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                JNL/S&P                                                JNL/S&P
                                                              Competitive        JNL/S&P            JNL/S&P          Disciplined
                                               JNL/S&P 4       Advantage       Disciplined        Disciplined          Moderate
                                               Portfolio       Portfolio     Growth Portfolio  Moderate Portfolio  Growth Portfolio
                                            ---------------  --------------  ----------------  ------------------  ----------------
Operations
   Net investment income (loss)             $    (2,972,658) $      (81,264) $         13,582  $         (181,408) $       (145,228)
   Net realized gain (loss) on investments      (12,180,790)     (2,462,453)       (2,024,054)         (1,996,076)       (3,225,855)
   Net change in unrealized appreciation
     (depreciation) on investments              (63,129,882)     (7,752,847)       (8,629,592)        (13,719,885)      (22,326,391)
                                            ---------------  --------------  ----------------  ------------------  ----------------
Net increase (decrease) in net assets
   from operations                              (78,283,330)    (10,296,564)      (10,640,064)        (15,897,369)      (25,697,474)
                                            ---------------  --------------  ----------------  ------------------  ----------------
Contract transactions (1)
   Purchase payments (Note 4)                   162,935,583      14,439,648        13,585,815          24,570,384        38,525,307
   Surrenders and terminations                   (8,342,315)     (1,557,464)         (762,814)         (2,772,013)       (2,855,760)
   Transfers between portfolios                 157,543,060      17,872,336         7,154,126          16,374,392        22,982,433
   Net annuitization transactions                         --             --                --            (29,035)                --
   Policyholder charges (Note 3)                   (145,979)        (43,521)          (12,888)            (48,845)          (35,510)
                                            ---------------  --------------  ----------------  ------------------  ----------------
Net increase (decrease) in net assets from
   contract transactions                        311,990,349      30,710,999        19,964,239          38,094,883        58,616,470
                                            ---------------  --------------  ----------------  ------------------  ----------------
Net increase (decrease) in net assets           233,707,019      20,414,435         9,324,175          22,197,514        32,918,996
Net assets beginning of period                   22,021,782       6,230,889        15,682,735          33,590,592        38,399,737
                                            ---------------  --------------  ----------------  ------------------  ----------------
Net assets end of period                    $   255,728,801  $   26,645,324  $     25,006,910 $        55,788,106  $     71,318,733
------------------------------------------  ===============  ==============  ================  ==================  ================

(1) Contract unit transactions
Units Outstanding at December 31, 2007            2,220,823         628,714         1,496,107           3,189,662         3,658,371
       Units Issued                              42,078,624       5,635,315         3,751,989           5,860,463         8,815,109
       Units Redeemed                            (5,952,969)     (2,391,540)       (1,251,916)         (1,709,035)       (1,899,070)
                                            ---------------  --------------  ----------------  ------------------  ----------------
Units Outstanding at December 31, 2008           38,346,478       3,872,489         3,996,180           7,341,090        10,574,410
                                            ===============  ==============  ================  ==================  ================

                                                JNL/S&P            JNL/S&P                               JNL/             JNL/
                                            Dividend Income        Growth             JNL/S&P        S&P Managed       S&P Managed
                                               & Growth          Retirement       Intrinsic Value     Aggressive      Conservative
                                               Portfolio     Strategy Portfolio      Portfolio     Growth Portfolio     Portfolio
                                            ---------------  ------------------  ----------------  ----------------  --------------
Operations
   Net investment income (loss)             $       583,431  $           49,641  $       (177,412) $     (5,839,500) $     8,560,625
   Net realized gain (loss) on investments       (1,170,192)            (45,438)       (5,182,041)       25,371,279      (3,935,859)
   Net change in unrealized appreciation
     (depreciation) on investments               (4,336,302)           (298,751)      (10,025,929)     (249,172,602)    (64,160,775)
                                            ---------------  ------------------  ----------------  ----------------  --------------
Net increase (decrease) in net assets
   from operations                               (4,923,063)           (294,548)      (15,385,382)     (229,640,823)    (59,536,009)
                                            ---------------  ------------------  ----------------  ----------------  --------------
Contract transactions (1)
   Purchase payments (Note 4)                    17,734,079               69,832       20,177,260        48,167,113      85,536,507
   Surrenders and terminations                    (862,678)             (96,268)       (2,335,217)      (49,265,568)    (31,202,765)
   Transfers between portfolios                  20,834,474              54,208        15,336,252      (40,351,672)     139,780,670
   Net annuitization transactions                   153,197                  --                --          (16,990)          64,633
   Policyholder charges (Note 3)                    (17,421)                (70)          (64,772)         (832,045)       (608,894)
                                            ---------------  ------------------  ----------------  ----------------  --------------
Net increase (decrease) in net assets from
   contract transactions                         37,841,651              27,702        33,113,523       (42,299,162)     193,570,151
                                            ---------------  ------------------  ----------------  ----------------  --------------
Net increase (decrease) in net assets            32,918,588            (266,846)       17,728,141      (271,939,985)     134,034,142
Net assets beginning of period                      737,713             815,294        11,822,442       606,719,072      240,837,191
                                            ---------------  ------------------  ----------------  ----------------  --------------
Net assets end of period                    $    33,656,301  $          548,448  $     29,550,583  $    334,779,087  $  374,871,333
------------------------------------------  ===============  ==================  ================  ================  ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2007               75,568              76,247         1,192,657        37,209,909      20,751,298
       Units Issued                               5,439,725              12,625         6,797,811         6,596,390      29,036,242
       Units Redeemed                              (783,916)            (13,447)       (3,265,267)       (9,533,318)    (11,749,946)
                                            ---------------  ------------------  ----------------  ----------------  --------------
Units Outstanding at December 31, 2008            4,731,377              75,425         4,725,201        34,272,981      38,037,594
                                            ===============  ==================  ================  ================  ==============

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                                                                         JNL/S&P
                                                                   JNL/              JNL/              JNL/S&P          Moderate
                                                  JNL/          S&P Managed      S&P Managed       Moderate Growth     Retirement
                                              S&P Managed        Moderate          Moderate          Retirement         Strategy
                                            Growth Portfolio     Portfolio     Growth Portfolio  Strategy Portfolio    Portfolio
                                            ----------------  ---------------  ----------------  ------------------  --------------
Operations
   Net investment income (loss)             $    (10,787,672) $    12,239,148  $      6,581,941  $           73,382  $       96,153
   Net realized gain (loss) on investments        51,999,312      (4,152,929)        21,456,483             (20,336)         (8,246)
   Net change in unrealized appreciation
     (depreciation) on investments              (470,914,100)    (145,635,471)     (395,760,052)           (248,256)       (306,907)
                                            ----------------  ---------------  ----------------  ------------------  --------------
Net increase (decrease) in net assets
   from operations                              (429,702,460)    (137,549,252)     (367,721,628)           (195,210)       (219,000)
                                            ----------------  ---------------  ----------------  ------------------  --------------
Contract transactions (1)
   Purchase payments (Note 4)                    113,516,187      114,944,987       186,709,830                  --         250,000
   Surrenders and terminations                  (100,625,361)     (43,894,327)      (94,586,596)            (14,817)        (39,857)
   Transfers between portfolios                  (60,637,993)     102,540,548       (71,938,436)            120,207         822,094
   Net annuitization transactions                   (347,073)         (54,837)         (517,739)                 --              --
   Policyholder charges (Note 3)                  (1,681,825)        (883,703)       (1,469,983)                 --              --
                                            ----------------  ---------------  ----------------  ------------------  --------------
Net increase (decrease) in net assets from
   contract transactions                         (49,776,065)     172,652,668        18,197,076             105,390       1,032,237
                                            ----------------  ---------------  ----------------  ------------------  --------------
Net increase (decrease) in net assets           (479,478,525)      35,103,416      (349,524,552)            (89,820)        813,237
Net assets beginning of period                 1,201,072,916      475,927,883     1,251,889,393             673,315         294,953
                                            ----------------  ---------------  ----------------  ------------------  --------------
Net assets end of period                    $    721,594,391  $   511,031,299  $    902,364,841  $          583,495  $    1,108,190
------------------------------------------  ================  ===============  ================  ==================  ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2007            74,650,365       38,279,657        82,229,721              63,438          28,094
       Units Issued                               14,751,855       27,195,640        20,100,708              62,597         106,680
       Units Redeemed                            (19,031,822)     (12,456,983)      (19,219,487)            (52,430)         (6,145)
                                            ----------------  ---------------  ----------------  ------------------  --------------
Units Outstanding at December 31, 2008            70,370,398       53,018,314        83,110,942              73,605         128,629
                                            ================  ===============  ================  ==================  ==============

                                                                                                    JNL/
                                                JNL/S&P          JNL/S&P          JNL/S&P      S&P Retirement      JNL/S&P
                                            Retirement 2015  Retirement 2020  Retirement 2025      Income        Total Yield
                                               Portfolio        Portfolio        Portfolio       Portfolio        Portfolio
                                            ---------------  ---------------  ---------------  --------------  ---------------
Operations
   Net investment income (loss)             $      (320,378) $       (38,409) $       (26,422) $       51,114  $        31,939
   Net realized gain (loss) on investments       (1,374,092)         (90,197)        (184,113)       (340,137)      (3,164,214)
   Net change in unrealized appreciation
     (depreciation) on investments               (8,954,796)      (4,090,812)      (2,588,390)     (7,954,488)      (8,598,047)
                                            ---------------  ---------------  ---------------  --------------  ---------------
Net increase (decrease) in net assets
   from operations                              (10,649,266)      (4,219,418)      (2,798,925)     (8,243,511)     (11,730,322)
                                            ---------------  ---------------  ---------------  --------------  ---------------
Contract transactions (1)
   Purchase payments (Note 4)                     8,820,316        5,031,591        2,904,340      14,798,993       12,610,236
   Surrenders and terminations                   (1,472,377)        (442,001)        (471,927)     (3,653,879)        (988,777)
   Transfers between portfolios                  12,637,666        1,551,934        1,725,658      13,595,092       25,263,286
   Net annuitization transactions                    (6,245)              --               --          50,975               --
   Policyholder charges (Note 3)                    (22,133)          (7,200)         (17,564)        (39,316)         (20,866)
                                            ---------------  ---------------  ---------------  --------------  ---------------
Net increase (decrease) in net assets from
   contract transactions                         19,957,227        6,134,324        4,140,507      24,751,865       36,863,879
                                            ---------------  ---------------  ---------------  --------------  ---------------
Net increase (decrease) in net assets             9,307,961        1,914,906        1,341,582      16,508,354       25,133,557
Net assets beginning of period                   15,823,765        8,360,905        4,776,579      29,043,838        3,265,347
                                            ---------------  ---------------  ---------------  --------------  ---------------
Net assets end of period                    $    25,131,726  $    10,275,811  $     6,118,161  $   45,552,192  $    28,398,904
------------------------------------------  ===============  ===============  ===============  ==============  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2007            1,358,920          710,408          400,249       2,615,299          324,611
       Units Issued                               4,510,989          868,596          617,458       3,993,920        6,347,508
       Units Redeemed                            (2,727,105)        (249,921)        (209,298)     (1,510,854)      (2,210,242)
                                            ---------------  ---------------  ---------------  --------------  ---------------
Units Outstanding at December 31, 2008            3,142,804        1,329,083          808,409       5,098,365        4,461,877
                                            ===============  ===============  ===============  ==============  ===============

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                   JNL/Select           JNL/Select              JNL/
                                                    Balanced           Money Market         Select Value
                                                    Portfolio            Portfolio            Portfolio
                                               ------------------   ------------------   ------------------
Operations
   Net investment income (loss)                $        4,227,809   $        3,297,750   $       (3,029,089)
   Net realized gain (loss) on investments              9,319,740                    8          (11,174,263)
   Net change in unrealized appreciation
     (depreciation) on investments                   (137,331,388)                  (8)         (63,620,285)
                                               ------------------   ------------------   ------------------
Net increase (decrease) in net assets
     from operations                                 (123,783,839)           3,297,750          (77,823,637)
                                               ------------------   ------------------   ------------------
Contract transactions (1)
   Purchase payments (Note 4)                          87,954,187          366,020,533           31,638,934
   Surrenders and terminations                        (49,461,508)        (228,882,959)         (14,210,335)
   Transfers between portfolios                        21,131,509          448,245,072           (2,863,043)
   Net annuitization transactions                        (293,748)          (1,189,009)             (76,342)
   Policyholder charges (Note 3)                         (624,516)          (4,805,226)            (263,568)
                                               ------------------   ------------------   ------------------
Net increase (decrease) in net assets from
   contract transactions                               58,705,924          579,388,411           14,225,646
                                               ------------------   ------------------   ------------------
Net increase (decrease) in net assets                 (65,077,915)         582,686,161          (63,597,991)
Net assets beginning of period                        497,883,854          618,006,127          217,134,887
                                               ------------------   ------------------   ------------------
Net assets end of period                       $      432,805,939   $    1,200,692,288   $      153,536,896
------------------------------------------     ==================   ==================   ==================

(1) Contract unit transactions
Units Outstanding at December 31, 2007                 18,482,233           48,897,221            9,897,293
       Units Issued                                     7,562,702          119,481,577            4,063,714
       Units Redeemed                                  (5,619,500)         (73,717,657)          (3,293,875)
                                               ------------------   ------------------   ------------------
Units Outstanding at December 31, 2008                 20,425,435           94,661,141           10,667,132
                                               ==================   ==================   ==================

                                                   JNL/T.Rowe          JNL/T.Rowe          JNL/T.Rowe
                                               Price Established      Price Mid-Cap        Price Value
                                                Growth Portfolio    Growth Portfolio        Portfolio
                                               -----------------   ------------------   -----------------
Operations
   Net investment income (loss)                $      (6,471,387)  $       (6,747,855)  $         778,784
   Net realized gain (loss) on investments           (11,887,570)           9,570,094          14,360,234
   Net change in unrealized appreciation
     (depreciation) on investments                  (219,540,661)        (220,233,224)       (159,230,308)
                                               -----------------   ------------------   -----------------
Net increase (decrease) in net assets
     from operations                                (237,899,618)        (217,410,985)       (144,091,290)
                                               -----------------   ------------------   -----------------
Contract transactions (1)
   Purchase payments (Note 4)                         51,999,325           69,847,852          27,308,575
   Surrenders and terminations                       (50,427,000)         (41,988,315)        (29,092,465)
   Transfers between portfolios                      (20,114,007)         (11,219,185)        (16,644,674)
   Net annuitization transactions                       (391,044)             (94,978)           (199,977)
   Policyholder charges (Note 3)                        (585,445)            (586,821)           (361,741)
                                               -----------------   ------------------   -----------------
Net increase (decrease) in net assets from
   contract transactions                             (19,518,171)          15,958,553         (18,990,282)
                                               -----------------   ------------------   -----------------
Net increase (decrease) in net assets               (257,417,789)        (201,452,432)       (163,081,572)
Net assets beginning of period                       558,542,995          510,648,261         367,321,448
                                               -----------------   ------------------   -----------------
Net assets end of period                       $     301,125,206   $      309,195,829   $     204,239,876
------------------------------------------     =================   ==================   =================

(1) Contract unit transactions
Units Outstanding at December 31, 2007                18,570,197           12,275,244          22,937,684
       Units Issued                                    3,519,089            3,852,084           5,115,380
       Units Redeemed                                 (4,522,701)          (3,638,961)         (6,283,120)
                                               -----------------   ------------------   -----------------
Units Outstanding at December 31, 2008                17,566,585           12,488,367          21,769,944
                                               =================   ==================   =================

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                           Fifth Third
                                         Fifth Third       Disciplined        Fifth Third                             JNL/AIM
                                          Balanced           Value              Mid Cap          Fifth Third       International
                                             VIP              VIP                 VIP           Quality Growth         Growth
                                        Portfolio(b)      Portfolio(b)        Portfolio(b)     VIP Portfolio(b)      Portfolio
                                        -------------    ---------------    ---------------    ----------------   --------------
Operations
   Net investment income (loss)         $         262    $       160,596    $        (7,229)   $        150,687   $       27,990
   Net realized gain (loss) on
      investments                              15,149          1,741,014            943,593           1,452,968       10,857,758
   Net change in unrealized
      appreciation (depreciation)
      on investments                           (6,503)        (1,377,439)          (563,207)           (676,053)         627,133
                                        -------------    ---------------    ---------------    ----------------   --------------
Net increase (decrease) in net assets
   from operations                              8,908            524,171            373,157             927,602       11,512,881
                                        -------------    ---------------    ---------------    ----------------   --------------
Contract transactions (1)
   Purchase payments (Note 4)                      --            112,552             44,905             108,170       37,276,165
   Surrenders and terminations                 (8,694)          (264,329)          (116,684)           (219,111)     (17,344,153)
   Transfers between portfolios              (145,748)        (8,388,952)        (3,419,076)         (6,837,085)      39,474,859
   Net annuitization transactions                  --                 --                 --                  --           70,784
   Policyholder charges (Note 3)                  (77)            (6,223)            (2,700)             (5,039)        (163,422)
                                        -------------    ---------------    ---------------    ----------------   --------------
Net increase (decrease) in net assets
   from contract transactions                (154,519)        (8,546,952)        (3,493,555)         (6,953,065)      59,314,233
                                        -------------    ---------------    ---------------    ----------------   --------------
Net increase (decrease) in net assets        (145,611)        (8,022,781)        (3,120,398)         (6,025,463)      70,827,114
Net assets beginning of period                145,611          8,022,781          3,120,398           6,025,463      132,457,688
                                        -------------    ---------------    ---------------    ----------------   --------------
Net assets end of period                $          --    $            --    $            --    $             --   $  203,284,802
--------------------------------------  =============    ===============    ===============    ================   ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2006         11,321            434,095            178,550             788,606        7,661,510
       Units Issued                             9,911             19,139              8,183              45,765        5,486,693
       Units Redeemed                         (21,232)          (453,234)          (186,733)           (834,371)      (2,211,782)
                                        -------------    ---------------    ---------------    ----------------   --------------
Units Outstanding at December 31, 2007             --                 --                 --                  --       10,936,421
                                        =============    ===============    ===============    ================   ==============

                                                                                                                   JNL/Capital
                                           JNL/AIM                              JNL/AIM                              Guardian
                                          Large Cap          JNL/AIM           Small Cap          JNL/Alger           Global
                                           Growth          Real Estate          Growth              Growth           Balanced
                                          Portfolio         Portfolio          Portfolio         Portfolio(a)       Portfolio
                                        -------------    ---------------    ---------------    ----------------   --------------
Operations
   Net investment income (loss)         $  (1,393,680)   $     1,886,988    $      (788,501)   $       (380,071)  $    1,549,194
   Net realized gain (loss) on
      investments                          14,889,530          8,635,274          7,575,368          27,307,517       17,459,838
   Net change in unrealized
      appreciation (depreciation) on
      investments                           5,953,536        (45,025,484)        (2,104,846)        (16,163,940)     (10,071,629)
                                        -------------    ---------------    ---------------    ----------------   --------------
Net increase (decrease) in net assets
   from operations                         19,449,386        (34,503,222)         4,682,021          10,763,506        8,937,403
                                        -------------    ---------------    ---------------    ----------------   --------------
Contract transactions (1)
   Purchase payments (Note 4)              19,676,560         81,675,947         11,579,533           2,525,848       23,991,944
   Surrenders and terminations            (12,271,938)       (10,409,521)        (6,158,905)         (7,522,618)     (20,109,781)
   Transfers between portfolios            77,848,911        (54,146,991)        11,391,869        (137,550,481)      19,962,396
   Net annuitization transactions             (52,565)           (13,641)            (4,475)            (43,001)         (78,806)
   Policyholder charges (Note 3)             (235,251)          (237,225)          (135,502)            (84,073)        (240,794)
                                        -------------    ---------------    ---------------    ----------------   --------------
Net increase (decrease) in net assets
   from contract transactions              84,965,717         16,868,569         16,672,520        (142,674,325)      23,524,959
                                        -------------    ---------------    ---------------    ----------------   --------------
Net increase (decrease) in net assets     104,415,103        (17,634,653)        21,354,541        (131,910,819)      32,462,362
Net assets beginning of period             89,483,700        151,820,647         47,863,331         131,910,819      151,520,936
                                        -------------    ---------------    ---------------    ----------------   --------------
Net assets end of period                $ 193,898,803    $   134,185,994    $    69,217,872    $             --   $  183,983,298
-------------------------------------   =============    ===============    ===============    ================   ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2006      7,209,939          9,795,414          3,368,327           6,620,731       12,673,661
       Units Issued                         9,418,929          9,961,160          2,159,234             259,892        5,031,893
       Units Redeemed                      (2,900,110)        (9,401,590)        (1,079,715)         (6,880,623)      (3,177,685)
                                        -------------    ---------------    ---------------    ----------------   --------------
Units Outstanding at December 31, 2007     13,728,758         10,354,984          4,447,846                  --       14,527,869
                                        =============    ===============    ===============    ================   ==============

(a)   The period is from January 1, 2007 through acquisition April 27, 2007.

(b)   The period is from January 1, 2007 through liquidation October 12, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                                                      JNL/Credit
                                                  JNL/Capital     JNL/Capital                           Suisse
                                               Guardian Global     Guardian        JNL/Capital          Global            JNL/
                                                 Diversified     International     Guardian U.S.       Natural        Credit Suisse
                                                  Research          SmallCap       Growth Equity      Resources        Long/Short
                                                  Portfolio       Portfolio(b)      Portfolio        Portfolio(a)      Portfolio(a)
                                               ---------------   -------------    --------------    --------------    -------------
Operations
   Net investment income (loss)                $      (887,907)  $      (1,734)   $   (2,072,396)   $   (1,988,608)   $    (123,919)
   Net realized gain (loss) on investments           3,881,639             (33)        4,975,265         2,604,318          179,675
   Net change in unrealized appreciation
     (depreciation) on investments                  15,772,849          14,930         6,828,210        21,605,879          416,474
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets from
   operations                                       18,766,581          13,163         9,731,079        22,221,589          472,230
                                               ---------------   -------------    --------------    --------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                        9,782,346         481,706        15,049,163        64,666,650        6,249,336
   Surrenders and terminations                     (20,623,392)         (2,510)      (21,942,116)       (7,364,921)        (280,998)
   Transfers between portfolios                     38,358,508       1,493,642         9,977,442       215,419,342       12,807,814
   Net annuitization transactions                       29,027              --           (81,709)            5,554               --
   Policyholder charges (Note 3)                      (130,303)            (72)         (181,914)         (152,675)          (1,050)
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets from
   contract transactions                            27,416,186       1,972,766         2,820,866       272,573,950       18,775,102
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets               46,182,767       1,985,929        12,551,945       294,795,539       19,247,332
Net assets beginning of period                     109,223,427              --       139,074,319                --               --
                                               ---------------   -------------    --------------    --------------    -------------
Net assets end of period                       $   155,406,194   $   1,985,929    $  151,626,264    $  294,795,539    $  19,247,332
-------------------------------------------    ===============   =============    ==============    ==============    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006               5,042,099              --         5,847,479                --               --
       Units Issued                                  2,083,180         201,767         1,377,658        23,059,218        2,275,599
       Units Redeemed                               (1,354,945)           (265)       (1,469,057)       (1,482,450)        (471,176)
                                               ---------------   -------------    --------------    --------------    -------------
Units Outstanding at December 31, 2007               5,770,334         201,502         5,756,080        21,576,768        1,804,423
                                               ===============   =============    ==============    ==============    =============
                                                                                   JNL/Franklin
                                                                   JNL/Eagle         Templeton       JNL/Franklin      JNL/Franklin
                                                   JNL/Eagle       SmallCap          Founding          Templeton         Templeton
                                                 Core Equity        Equity           Strategy        Global Growth        Income
                                                  Portfolio        Portfolio       Portfolio(a)      Portfolio(a)       Portfolio
                                               ---------------   -------------    --------------    --------------    -------------
Operations
   Net investment income (loss)                $       237,469   $   1,045,078    $   (6,674,479)   $      (86,314)   $   5,134,736
   Net realized gain (loss) on investments          14,059,633      31,031,826        (1,459,472)           35,521        1,299,738
   Net change in unrealized appreciation
     (depreciation) on investments                 (14,825,281)    (21,772,102)      (16,149,617)       (1,368,554)     (11,192,563)
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets from
   operations                                         (528,179)     10,304,802       (24,283,568)       (1,419,347)      (4,758,089)
                                               ---------------   -------------    --------------    --------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                        5,135,626      32,737,643       545,121,808        33,340,999      123,191,819
   Surrenders and terminations                      (8,621,231)    (13,560,306)      (15,808,624)       (1,030,828)      (7,845,390)
   Transfers between portfolios                     (3,667,843)     25,753,109       257,484,841        16,317,700       83,397,544
   Net annuitization transactions                      (55,489)         22,259           173,765             1,226             --
   Policyholder charges (Note 3)                       (76,607)       (125,780)         (203,129)          (14,401)        (109,220)
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets from
   contract transactions                            (7,285,544)     44,826,925       786,768,661        48,614,696      198,634,753
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets               (7,813,723)     55,131,727       762,485,093        47,195,349      193,876,664
Net assets beginning of period                      78,067,866     104,069,721                --                --       58,427,521
                                               ---------------   -------------    --------------    --------------    -------------
Net assets end of period                       $    70,254,143   $ 159,201,448    $  762,485,093    $   47,195,349    $ 252,304,185
-------------------------------------------    ===============   =============    ==============    ==============    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006               4,108,529       4,595,183                --                --        5,381,483
       Units Issued                                    690,240       3,860,595        85,987,508         6,111,587       21,086,391
       Units Redeemed                               (1,064,113)     (2,078,130)       (9,175,836)       (1,345,152)      (3,253,268)
                                               ---------------   -------------    --------------    --------------    -------------
Units Outstanding at December 31, 2007               3,734,656       6,377,648        76,811,672         4,766,435       23,214,606
                                               ===============   =============    ==============    ==============    =============

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                                                                           JNL/
                                                                                                        JNL/             Goldman
                                                JNL/Franklin      JNL/Franklin         JNL/            Goldman            Sachs
                                                  Templeton        Templeton      Goldman Sachs         Sachs             Short
                                                   Mutual          Small Cap        Core Plus          Mid Cap           Duration
                                                   Shares            Value            Bond              Value              Bond
                                                Portfolio(a)       Portfolio        Portfolio         Portfolio         Portfolio
                                               ---------------   -------------    --------------    --------------    -------------
Operations
   Net investment income (loss)                $      (658,119)  $     619,786    $    5,372,567    $      584,570    $   1,072,626
   Net realized gain (loss) on investments            (123,619)      3,194,668         3,488,590         4,090,664        1,129,388
   Net change in unrealized appreciation
     (depreciation) on investments                  (1,762,683)     (9,076,938)        6,469,545        (6,143,027)        (743,213)
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets  from
   operations                                       (2,544,421)     (5,262,484)       15,330,702        (1,467,793)       1,458,801
                                               ---------------   -------------    --------------    --------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                       47,985,009      22,466,941        58,392,394        31,299,203       18,724,419
   Surrenders and terminations                      (1,671,410)     (3,021,911)      (27,078,418)       (4,963,172)      (4,181,497)
   Transfers between portfolios                     27,302,183      (2,296,555)       32,443,998         9,984,571       24,220,215
   Net annuitization transactions                         --            (6,670)           70,808           (19,519)         (45,067)
   Policyholder charges (Note 3)                       (24,032)        (55,828)         (414,408)          (75,916)         (47,825)
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets from
   contract transactions                            73,591,750      17,085,977        63,414,374        36,225,167       38,670,245
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets               71,047,329      11,823,493        78,745,076        34,757,374       40,129,046
Net assets beginning of period                            --        45,326,950       251,052,512        54,651,795       25,836,573
                                               ---------------   -------------    --------------    --------------    -------------
Net assets end of period                       $    71,047,329   $  57,150,443    $  329,797,588    $   89,409,169    $  65,965,619
--------------------------------------------   ===============   =============    ==============    ==============    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006                      --       3,594,731        13,343,006         4,263,977        2,533,872
       Units Issued                                  8,439,205       3,368,958         6,386,022         5,413,661        8,683,154
       Units Redeemed                               (1,232,807)     (2,051,730)       (3,084,906)       (2,775,165)      (4,934,402)
                                               ---------------   -------------    --------------    --------------    -------------
Units Outstanding at December 31, 2007               7,206,398       4,911,959        16,644,122         6,902,473        6,282,624
                                               ===============   =============    ==============    ==============    =============

                                                                                   JNL/JPMorgan
                                                JNL/JPMorgan      JNL/JPMorgan         U.S.           JNL/Lazard       JNL/Lazard
                                                International        MidCap         Government         Emerging          Mid Cap
                                                    Value            Growth       & Quality Bond        Markets           Value
                                                  Portfolio         Portfolio        Portfolio         Portfolio        Portfolio
                                               ---------------   -------------    --------------    --------------    -------------
Operations
   Net investment income (loss)                $    14,331,823   $  (1,773,738)   $    3,880,694    $   (1,517,084)   $   8,511,191
   Net realized gain (loss) on investments          43,473,940       9,645,674         1,622,094         5,736,070       24,940,060
   Net change in unrealized appreciation
     (depreciation) on investments                 (27,308,047)     (1,042,161)        2,848,679        17,674,225      (45,994,972)
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets  from
   operations                                       30,497,716       6,829,775         8,351,467        21,893,211      (12,543,721)
                                               ---------------   -------------    --------------    --------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                      105,791,282       9,118,623        21,080,713        56,906,048       46,216,694
   Surrenders and terminations                     (27,051,059)    (19,187,153)      (21,976,374)       (7,400,892)     (18,868,192)
   Transfers between portfolios                     (5,521,597)     23,686,418        16,157,464       142,450,471       14,431,628
   Net annuitization transactions                      (44,867)        (12,498)         (100,242)           18,714          (24,632)
   Policyholder charges (Note 3)                      (454,572)       (143,057)         (175,669)         (172,692)        (222,068)
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets from
   contract transactions                            72,719,187      13,462,333        14,985,892       191,801,649       41,533,430
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets              103,216,903      20,292,108        23,337,359       213,694,860       28,989,709
Net assets beginning of period                     293,190,252     112,750,275       167,521,342        30,065,142      185,662,219
                                               ---------------   -------------    --------------    --------------    -------------
Net assets end of period                       $   396,407,155   $ 133,042,383    $  190,858,701    $  243,760,002    $ 214,651,928
-------------------------------------------    ===============   =============    ==============    ==============    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006              18,029,849       5,728,690        10,828,158         2,766,326        9,360,512
       Units Issued                                 12,299,038       2,183,448         4,877,637        17,576,391        5,044,257
       Units Redeemed                               (7,770,854)     (1,789,990)       (3,926,428)       (3,021,824)      (3,198,657)
                                               ---------------   -------------    --------------    --------------    -------------
Units Outstanding at December 31, 2007              22,558,033       6,122,148        11,779,367        17,320,893       11,206,112
                                               ===============   =============    ==============    ==============    =============

(a)   Commencement of operations January 16, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                JNL/Lazard                                                              JNL/MCM
                                                Small Cap          JNL/MCM                            JNL/MCM        Communications
                                                  Value            10 x 10           JNL/MCM         Bond Index          Sector
                                                Portfolio        Portfolio(a)      25 Portfolio       Portfolio         Portfolio
                                              -------------     -------------     -------------     -------------    --------------
Operations
   Net investment income (loss)               $   2,692,300     $    (340,918)    $    (281,223)    $   7,255,243    $    2,108,193
   Net realized gain (loss) on investments        4,072,123        (1,098,329)       43,647,723         2,710,855         5,588,346
   Net change in unrealized appreciation
     (depreciation) on investments              (16,788,108)       (1,437,220)      (76,007,512)        2,999,704        (9,049,141)
                                              -------------     -------------     -------------     -------------    --------------
Net increase (decrease) in net assets from
   operations                                   (10,023,685)       (2,876,467)      (32,641,012)       12,965,802        (1,352,602)
                                              -------------     -------------     -------------     -------------    --------------
Contract transactions (1)
   Purchase payments (Note 4)                    16,906,270        37,090,579       126,106,694        58,704,746        25,537,646
   Surrenders and terminations                  (12,575,988)       (1,324,951)      (45,067,442)      (17,786,346)       (8,223,650)
   Transfers between portfolios                 (10,224,322)       18,024,902       (64,962,251)       18,797,532        13,145,068
   Net annuitization transactions                   (63,220)               --          (360,188)          (84,167)          (23,679)
   Policyholder charges (Note 3)                   (211,841)          (49,904)         (780,284)         (304,544)         (142,843)
                                              -------------     -------------     -------------     -------------    --------------
Net increase (decrease) in net assets from
   contract transactions                         (6,169,101)       53,740,626        14,936,529        59,327,221        30,292,542
                                              -------------     -------------     -------------     -------------    --------------
Net increase (decrease) in net assets           (16,192,786)       50,864,159       (17,704,483)       72,293,023        28,939,940
Net assets beginning of period                  127,361,238                --       707,448,757       231,058,589        53,065,680
                                              -------------     -------------     -------------     -------------    --------------
Net assets end of period                      $ 111,168,452     $  50,864,159     $ 689,744,274     $ 303,351,612    $   82,005,620
------------------------------------------    =============     =============     =============     =============    ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2006            7,492,738              --          56,751,709        20,618,779         8,875,777
       Units Issued                               1,791,576         7,573,223        14,374,885        10,496,712        11,752,776
       Units Redeemed                            (2,154,315)       (2,385,667)      (13,246,013)       (5,249,643)       (7,203,769)
                                              -------------     -------------     -------------     -------------    --------------
Units Outstanding at December 31, 2007            7,129,999         5,187,556        57,880,581        25,865,848        13,424,784
                                              =============     =============     =============     =============    ==============

                                                 JNL/MCM                                              JNL/MCM
                                                Consumer                                              Enhanced          JNL/MCM
                                                 Brands           JNL/MCM            JNL/MCM        S&P 500 Stock       Financial
                                                 Sector            Dow 10          Dow Dividend        Index             Sector
                                                Portfolio         Portfolio         Portfolio         Portfolio         Portfolio
                                              -------------     -------------     -------------     -------------     -------------
Operations
   Net investment income (loss)               $    (267,385)    $ (14,690,144)    $  (6,225,566)    $     (73,985)    $     (82,046)
   Net realized gain (loss) on investments        2,509,855        63,033,465         6,821,710         4,173,512         4,740,076
   Net change in unrealized appreciation
      (depreciation) on investments              (4,009,383)      (53,962,671)      (51,702,747)       (2,806,274)      (16,031,535)
                                              -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets from
   operations                                    (1,766,913)       (5,619,350)      (51,106,603)        1,293,253       (11,373,505)
                                              -------------     -------------     -------------     -------------     -------------
Contract transactions (1)
   Purchase payments (Note 4)                     3,867,335       152,040,211       182,446,523         7,977,654        14,426,324
   Surrenders and terminations                   (2,013,712)      (54,586,307)      (15,495,198)       (6,434,515)       (5,333,108)
   Transfers between portfolios                  (4,813,257)     (123,111,741)      (12,985,057)        9,956,682       (12,013,548)
   Net annuitization transactions                    (5,063)         (434,823)             --            (163,857)          (12,677)
   Policyholder charges (Note 3)                    (31,497)         (882,473)         (247,130)         (102,161)          (73,094)
                                              -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets from
   contract transactions                         (2,996,194)      (26,975,133)      153,719,138        11,233,803        (3,006,103)
                                              -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets            (4,763,107)      (32,594,483)      102,612,535        12,527,056       (14,379,608)
Net assets beginning of period                   22,721,925       848,141,108       278,475,408        66,622,258        66,019,563
                                              -------------     -------------     -------------     -------------     -------------
Net assets end of period                      $  17,958,818     $ 815,546,625     $ 381,087,943     $  79,149,314     $  51,639,955
------------------------------------------    =============     =============     =============     =============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006            1,966,887        75,603,513        23,592,929         6,530,982         4,510,969
       Units Issued                               1,698,687        18,045,288        22,984,684         3,919,761         2,866,146
       Units Redeemed                            (1,946,942)      (20,510,165)      (10,085,387)       (2,658,055)       (3,006,596)
                                              -------------     -------------     -------------     -------------     -------------
Units Outstanding at December 31, 2007            1,718,632        73,138,636        36,492,226         7,792,688         4,370,519
                                              =============     =============     =============     =============     =============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                               JNL/MCM                               JNL/MCM
                                            JNL/MCM           Healthcare          JNL/MCM         International         JNL/MCM
                                           Global 15           Sector             Index 5             Index              JNL 5
                                           Portfolio          Portfolio         Portfolio(a)        Portfolio          Portfolio
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Operations
   Net investment income (loss)         $   (21,447,314)   $      (855,758)   $      (142,403)   $     5,824,151    $    19,806,817
   Net realized gain (loss) on
     investments                            135,389,159          7,305,423              6,713         38,814,966        127,294,599
   Net change in unrealized
     appreciation (depreciation) on
     investments                            (14,977,777)        (1,473,505)          (136,977)        (4,802,609)      (220,621,793)
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net
   assets  from operations                   98,964,068          4,976,160           (272,667)        39,836,508        (73,520,377)
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Contract transactions (1)
   Purchase payments (Note 4)               264,328,520         19,143,145         23,902,158        110,365,581      2,075,357,087
   Surrenders and terminations              (81,481,715)        (7,832,507)          (286,347)       (39,264,474)      (202,388,500)
   Transfers between portfolios             (92,333,996)         9,662,910          4,582,787        (12,464,537)       (96,638,194)
   Net annuitization transactions              (476,309)           (34,835)              --             (182,869)          (402,314)
   Policyholder charges (Note 3)             (1,467,074)          (115,333)            (6,263)          (808,241)        (3,942,550)
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net
   assets from  contract
   transactions                              88,569,426         20,823,380         28,192,335         57,645,460      1,771,985,529
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net
   assets                                   187,533,494         25,799,540         27,919,668         97,481,968      1,698,465,152
Net assets beginning of period            1,120,821,026         80,719,177               --          457,400,655      3,510,402,051
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Net assets end of period                $ 1,308,354,520    $   106,518,717    $    27,919,668    $   554,882,623    $ 5,208,867,203
--------------------------------------  ===============    ===============    ===============    ===============    ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2006       64,546,540          6,873,027               --           24,460,537        253,347,477
       Units Issued                          21,177,267          5,429,153          3,515,370          9,300,771        179,431,588
       Units Redeemed                       (16,778,415)        (3,724,742)          (691,700)        (6,360,144)       (56,020,681)
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Units Outstanding at December 31, 2007       68,945,392          8,577,438          2,823,670         27,401,164        376,758,384
                                        ===============    ===============    ===============    ===============    ===============

                                                                               JNL/MCM
                                           JNL/MCM                              NYSE            JNL/MCM
                                             JNL             JNL/MCM        International      Oil & Gas           JNL/MCM
                                          Optimized         Nasdaq 25            25              Sector             S&P 10
                                         5 Portfolio        Portfolio        Portfolio(a)       Portfolio         Portfolio
                                        -------------     -------------     -------------     -------------     -------------
Operations
   Net investment income (loss)         $   3,558,270     $  (1,437,827)    $   1,629,270     $  (2,287,984)    $ (14,368,540)
   Net realized gain (loss) on
     investments                            4,529,586         4,733,275           292,811        51,190,641        53,400,033
   Net change in unrealized
     appreciation (depreciation) on
     investments                            4,170,852         8,480,076           941,226        45,989,319       (12,413,179)
                                        -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets
   from operations                         12,258,708        11,775,524         2,863,307        94,891,976        26,618,314
                                        -------------     -------------     -------------     -------------     -------------
Contract transactions (1)
   Purchase payments (Note 4)             150,212,680        23,055,701        25,481,852        94,618,388       141,474,610
   Surrenders and terminations             (5,916,621)       (4,696,561)         (716,593)      (28,044,161)      (54,985,186)
   Transfers between portfolios           135,473,862        10,961,802        35,943,513           898,800       (81,478,092)
   Net annuitization transactions             (76,749)           (1,047)             --            (117,201)         (433,900)
   Policyholder charges (Note 3)              (94,735)         (106,667)          (11,091)         (475,525)         (950,022)
                                        -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets
   from  contract transactions            279,598,437        29,213,228        60,697,681        66,880,301         3,627,410
                                        -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets     291,857,145        40,988,752        63,560,988       161,772,277        30,245,724
Net assets beginning of period             83,942,308        65,395,784              --         282,035,934       803,247,319
                                        -------------     -------------     -------------     -------------     -------------
Net assets end of period                $ 375,799,453     $ 106,384,536     $  63,560,988     $ 443,808,211     $ 833,493,043
--------------------------------------  =============     =============     =============     =============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006      7,833,912         6,035,415              --          10,353,209        58,733,169
       Units Issued                        25,903,906         5,871,233         6,158,768         7,491,179        14,986,975
       Units Redeemed                      (2,318,078)       (3,513,487)         (654,483)       (5,615,195)      (14,747,608)
                                        -------------     -------------     -------------     -------------     -------------
Units Outstanding at December 31, 2007     31,419,740         8,393,161         5,504,285        12,229,193        58,972,536
                                        =============     =============     =============     =============     =============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                             JNL/MCM
                                                             S&P 400            JNL/MCM          JNL/MCM           JNL/MCM
                                            JNL/MCM          MidCap             S&P 500          S&P SMid           Select
                                             S&P 24          Index               Index              60             Small-Cap
                                           Portfolio        Portfolio          Portfolio        Portfolio(a)       Portfolio
                                         -------------     -------------     -------------     -------------     -------------
Operations
   Net investment income (loss)          $    (317,030)    $  (2,137,282)    $  (1,652,443)    $     723,745     $  44,062,425
   Net realized gain (loss) on
     investments                               359,492        46,202,148        26,185,634          (547,966)       40,248,040
   Net change in unrealized
     appreciation (depreciation) on
     investments                               877,747       (25,638,814)       (8,770,935)       (3,003,484)     (168,414,527)
                                         -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets
     from operations                           920,209        18,426,052        15,762,256        (2,827,705)      (84,104,062)
                                         -------------     -------------     -------------     -------------     -------------
Contract transactions (1)
   Purchase payments (Note 4)                8,220,561        69,233,832        94,942,711        18,253,236       121,869,827
   Surrenders and terminations                (874,477)      (27,748,642)      (37,340,529)         (433,012)      (41,846,110)
   Transfers between portfolios             (3,231,591)        5,192,626       (17,249,831)       17,460,910       (66,531,018)
   Net annuitization transactions                 --             (91,489)         (519,583)             --            (309,429)
   Policyholder charges (Note 3)               (12,435)         (516,325)         (612,711)           (6,569)         (726,552)
                                         -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets
   from contract transactions                4,102,058        46,070,002        39,220,057        35,274,565        12,456,718
                                         -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets        5,022,267        64,496,054        54,982,313        32,446,860       (71,647,344)
Net assets beginning of period              17,703,535       349,594,359       506,063,769              --         700,092,520
                                         -------------     -------------     -------------     -------------     -------------
Net assets end of period                 $  22,725,802     $ 414,090,413     $ 561,046,082     $  32,446,860     $ 628,445,176
--------------------------------------   =============     =============     =============     =============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006       1,737,156        22,952,423        41,376,318              --          33,388,482
       Units Issued                          1,428,408         8,562,276        11,297,796         4,363,229         9,707,004
       Units Redeemed                       (1,054,102)       (5,734,918)       (8,084,332)         (686,942)       (9,083,022)
                                         -------------     -------------     -------------     -------------     -------------
Units Outstanding at December 31, 2007       2,111,462        25,779,781        44,589,782         3,676,287        34,012,464
                                         =============     =============     =============     =============     =============

                                                                                                                      JNL/
                                            JNL/MCM            JNL/MCM            JNL/MCM                          Oppenheimer
                                           Small Cap          Technology           Value           JNL/MCM           Global
                                             Index             Sector             Line 30            VIP             Growth
                                           Portfolio          Portfolio          Portfolio        Portfolio         Portfolio
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Operations
   Net investment income (loss)          $    (1,210,648)  $    (1,115,576)  $   (15,953,667)  $     5,660,821   $    (1,158,995)
   Net realized gain (loss) on
     investments                              26,515,006         5,033,485        36,043,205        29,638,356        25,774,993
   Net change in unrealized
     appreciation (depreciation) on
     investments                             (39,012,383)        2,684,411       124,250,063           959,296       (16,612,209)
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
     from operations                         (13,708,025)        6,602,320       144,339,601        36,258,473         8,003,789
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Contract transactions (1)
   Purchase payments (Note 4)                 59,272,887        18,860,684       276,153,514        93,088,503        34,407,604
   Surrenders and terminations               (21,227,672)       (6,881,879)      (46,780,661)      (19,226,556)      (15,280,005)
   Transfers between portfolios              (17,678,136)       21,626,354       (95,650,675)     (100,627,786)      (11,226,738)
   Net annuitization transactions                (88,826)          (16,579)         (104,020)          (28,695)          (76,272)
   Policyholder charges (Note 3)                (391,241)         (113,713)       (1,017,806)         (392,844)         (171,737)
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
   from contract transactions                 19,887,012        33,474,867       132,600,352       (27,187,378)        7,652,852
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets          6,178,987        40,077,187       276,939,953         9,071,095        15,656,641
Net assets beginning of period               310,494,181        59,686,210       822,800,037       413,219,233       180,941,943
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Net assets end of period                 $   316,673,168   $    99,763,397   $ 1,099,739,990   $   422,290,328   $   196,598,584
--------------------------------------   ===============   ===============   ===============   ===============   ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2006        19,902,842         9,646,385        54,436,545        31,350,619        12,505,159
       Units Issued                            6,351,425        10,809,867        26,646,716        10,270,211         3,884,356
       Units Redeemed                         (5,108,696)       (5,984,256)      (19,152,489)      (12,201,413)       (3,388,014)
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Units Outstanding at December 31, 2007        21,145,571        14,471,996        61,930,772        29,419,417        13,001,501
                                         ===============   ===============   ===============   ===============   ===============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                                                      JNL/            JNL/
                                                     JNL/          JNL/PIMCO       JNL/PIMCO      PPM America     PPM America
                                                 Oppenheimer      Real Return    Total Return     Core Equity      High Yield
                                             Growth Portfolio(b)  Portfolio(a)  Bond Portfolio     Portfolio     Bond Portfolio
                                             -------------------  ------------  --------------  ---------------  --------------
Operations
    Net investment income (loss)             $         2,248,627  $   (354,022) $  17,912,089   $    (1,043,505) $   18,025,021
    Net realized gain (loss) on investments            3,176,617       426,528      1,401,147         3,921,675      (2,619,642)
    Net change in unrealized appreciation
       (depreciation) on investments                  (3,028,256)    2,500,358     14,001,736        (9,909,969)    (24,910,400)
                                             -------------------  ------------  --------------  ---------------  --------------
Net increase (decrease) in net assets
    from operations                                    2,396,988     2,572,864     33,314,972      (7,031,799)       (9,505,021)
                                             -------------------  ------------  --------------  ---------------  --------------
Contract transactions (1)
    Purchase payments (Note 4)                         1,594,241    18,024,272    104,442,860       2,505,808        54,642,424
    Surrenders and terminations                       (1,064,746)     (920,402)   (36,890,588)    (16,914,810)      (30,706,181)
    Transfers between portfolios                     (29,870,530)   55,727,013     62,602,771      (5,857,469)      (30,611,057)
    Net annuitization transactions                            --            --       (100,258)        (45,290)          (69,497)
    Policyholder charges (Note 3)                        (16,456)      (13,973)      (537,021)       (104,207)         (385,249)
                                             -------------------  ------------  --------------  ---------------  --------------
Net increase (decrease) in net assets from
    contract transactions                            (29,357,491)   72,816,910    129,517,764     (20,415,968)       (7,129,560)
                                             -------------------  ------------  --------------  ---------------  --------------
Net increase (decrease) in net assets                (26,960,503)   75,389,774    162,832,736     (27,447,767)      (16,634,581)
Net assets beginning of period                        26,960,503            --    435,178,815     103,218,517       284,124,305
                                             -------------------  ------------  --------------  ---------------  --------------
Net assets end of period                     $               --   $ 75,389,774  $ 598,011,551   $  75,770,750    $  267,489,724
-------------------------------------------  ===================  ============  ==============  ===============  ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2006                 2,995,289            --     31,702,356       5,014,106        21,538,502
       Units Issued                                    1,411,124     8,645,021     14,710,661         266,870        12,083,351
       Units Redeemed                                 (4,406,413)   (1,738,678)    (5,809,815)     (1,267,482)      (12,975,991)
                                             -------------------  ------------  --------------  ---------------  --------------
Units Outstanding at December 31, 2007                        --     6,906,343     40,603,202       4,013,494        20,645,862
                                             ===================  ============  ==============  ===============  ==============

                                                  JNL/                                           JNL/S&P
                                               PPM America       JNL/Putnam                    Competitive         JNL/S&P
                                              Value Equity         Midcap         JNL/S&P 4     Advantage        Disciplined
                                                Portfolio   Growth Portfolio(d)  Portfolio(c)  Portfolio(c)  Growth Portfolio(a)
                                             -------------  -------------------  ------------  ------------  -------------------
Operations
    Net investment income (loss)             $  (1,251,268) $          (471,602) $     (8,855) $     (2,052) $           (92,012)
    Net realized gain (loss) on investments     10,428,461            5,012,375          (371)         (445)              13,540
    Net change in unrealized appreciation
       (depreciation) on investments           (17,385,292)          (4,798,547)     (214,710)      (43,979)              19,977
                                             -------------  -------------------  ------------  ------------  -------------------
Net increase (decrease) in net assets
    from operations                             (8,208,099)            (257,774)     (223,936)      (46,476)             (58,495)
                                             -------------  -------------------  ------------  ------------  -------------------
Contract transactions (1)
    Purchase payments (Note 4)                   6,284,840            3,244,505     1,701,635        76,290           12,225,919
    Surrenders and terminations                (27,032,338)          (3,228,827)      (21,373)       (7,769)            (103,343)
    Transfers between portfolios                (6,371,186)         (31,236,677)   20,565,515     6,208,968            3,618,863
    Net annuitization transactions                 (56,891)                  --            --            --                   --
    Policyholder charges (Note 3)                 (244,714)             (56,356)          (59)         (124)                (209)
                                             -------------  -------------------  ------------  ------------  -------------------
Net increase (decrease) in net assets from
    contract transactions                      (27,420,289)         (31,277,355)   22,245,718     6,277,365           15,741,230
                                             -------------  -------------------  ------------  ------------  -------------------
Net increase (decrease) in net assets          (35,628,388)         (31,535,129)   22,021,782     6,230,889           15,682,735
Net assets beginning of period                 154,996,981           31,535,129            --            --                   --
                                             -------------  -------------------  ------------  ------------  -------------------
Net assets end of period                     $ 119,368,593  $                --  $ 22,021,782  $  6,230,889  $        15,682,735
-------------------------------------------  =============  ===================  ============  ============  ===================

(1) Contract unit transactions
Units Outstanding at December 31, 2006           7,581,869            3,662,997            --            --                   --
       Units Issued                                702,222            1,159,472     2,225,813       629,519            1,553,860
       Units Redeemed                           (2,039,329)          (4,822,469)       (4,990)         (805)             (57,753)
                                             -------------  -------------------  ------------  ------------  -------------------
Units Outstanding at December 31, 2007           6,244,762                   --     2,220,823       628,714            1,496,107
                                             =============  ===================  ============  ============  ===================

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                             JNL/S&P                         JNL/S&P
                                               JNL/S&P     Disciplined       JNL/S&P          Growth
                                             Disciplined     Moderate     Dividend Income   Retirement       JNL/S&P
                                               Moderate       Growth         & Growth        Strategy    Intrinsic Value
                                             Portfolio(a)  Portfolio(a)    Portfolio(b)    Portfolio(a)    Portfolio(b)
                                             ------------  ------------  ---------------  -------------  ---------------
Operations
    Net investment income (loss)             $   (186,515) $   (257,160) $            49  $      14,356  $        (1,596)
    Net realized gain (loss) on investments        49,958        84,569               (1)         1,356             (672)
    Net change in unrealized appreciation
       (depreciation) on investments              410,881       134,757           (4,333)         3,395          (64,422)
                                             ------------  ------------  ---------------  -------------  ---------------
Net increase (decrease) in net assets
    from operations                               274,324       (37,834)          (4,285)        19,107          (66,690)
                                             ------------  ------------  ---------------  -------------  ---------------
Contract transactions (1)
    Purchase payments (Note 4)                 22,136,769    31,118,891          241,052        676,041          141,774
    Surrenders and terminations                  (346,990)     (383,633)            (806)       (10,533)         (11,370)
    Transfers between portfolios               11,527,145     7,706,114          501,753        130,679       11,758,878
    Net annuitization transactions                     --            --               --             --               --
    Policyholder charges (Note 3)                    (656)       (3,801)              (1)            --             (150)
                                             ------------  ------------  ---------------  -------------  ---------------
Net increase (decrease) in net assets from
    contract transactions                      33,316,268    38,437,571          741,998        796,187       11,889,132
                                             ------------  ------------  ---------------  -------------  ---------------
Net increase (decrease) in net assets          33,590,592    38,399,737          737,713        815,294       11,822,442
Net assets beginning of period                         --            --               --             --               --
                                             ------------  ------------  ---------------  -------------  ---------------
Net assets end of period                     $ 33,590,592  $ 38,399,737  $       737,713  $     815,294  $    11,822,442
-------------------------------------------  ============  ============  ===============  =============  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2006                 --            --               --             --               --
       Units Issued                             3,468,691     4,138,063           75,650         78,848        1,193,826
       Units Redeemed                            (279,029)     (479,692)             (82)        (2,601)          (1,169)
                                             ------------  ------------  ---------------  -------------  ---------------
Units Outstanding at December 31, 2007          3,189,662     3,658,371           75,568         76,247        1,192,657
                                             ============  ============  ===============  =============  ===============

                                                   JNL/             JNL/                              JNL/             JNL/
                                                S&P Managed      S&P Managed        JNL/          S&P Managed      S&P Managed
                                                Aggressive      Conservative     S&P Managed        Moderate         Moderate
                                             Growth Portfolio     Portfolio   Growth Portfolio     Portfolio     Growth Portfolio
                                             ----------------  -------------  ----------------  ---------------  ----------------
Operations
    Net investment income (loss)             $      1,887,312  $   2,463,427  $        582,195  $     5,187,035  $      6,085,219
    Net realized gain (loss) on investments        31,797,530      9,723,953        97,819,719       18,207,140        95,289,761
    Net change in unrealized appreciation
       (depreciation) on investments                8,450,433     (3,893,071)      (24,453,338)      (3,465,622)      (30,290,631)
                                             ----------------  -------------  ----------------  ---------------  ----------------
Net increase (decrease) in net assets
    from operations                                42,135,275      8,294,309        73,948,576       19,928,553        71,084,349
                                             ----------------  -------------  ----------------  ---------------  ----------------
Contract transactions (1)
    Purchase payments (Note 4)                     73,782,275     65,721,365       174,085,833      146,253,778       263,996,233
    Surrenders and terminations                   (62,655,490)   (16,961,580)     (104,021,484)     (27,556,653)      (95,161,497)
    Transfers between portfolios                  (23,107,186)    57,661,228       (22,769,708)      53,778,049        19,238,252
    Net annuitization transactions                   (137,748)         9,973              (374)        (289,356)          (54,143)
    Policyholder charges (Note 3)                    (925,999)      (251,866)       (1,340,944)        (427,557)       (1,097,950)
                                             ----------------  -------------  ----------------  ---------------  ----------------
Net increase (decrease) in net assets from
    contract transactions                         (13,044,148)   106,179,120        45,953,323      171,758,261       186,920,895
                                             ----------------  -------------  ----------------  ---------------  ----------------
Net increase (decrease) in net assets              29,091,127    114,473,429       119,901,899      191,686,814       258,005,244
Net assets beginning of period                    577,627,945    126,363,762     1,081,171,017      284,241,069       993,884,149
                                             ----------------  -------------  ----------------  ---------------  ----------------
Net assets end of period                     $    606,719,072  $ 240,837,191  $  1,201,072,916  $   475,927,883  $  1,251,889,393
-------------------------------------------  ================  =============  ================  ===============  ================

(1) Contract unit transactions
Units Outstanding at December 31, 2006             38,010,553     11,360,944        71,759,942       24,211,376        69,732,022
       Units Issued                                 6,806,834     16,018,376        14,790,673       19,949,976        25,300,257
       Units Redeemed                              (7,607,478)    (6,628,022)      (11,900,250)      (5,881,695)      (12,802,558)
                                             ----------------  -------------  ----------------  ---------------  ----------------
Units Outstanding at December 31, 2007             37,209,909     20,751,298        74,650,365       38,279,657        82,229,721
                                             ================  =============  ================  ===============  ================

(a) Commencement of operations January 16, 2007.

(b) Commencement of operations December 3, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                    JNL/S&P
                                                   JNL/S&P          Moderate
                                               Moderate Growth     Retirement       JNL/S&P          JNL/S&P          JNL/S&P
                                             Retirement Strategy    Strategy    Retirement 2015  Retirement 2020  Retirement 2025
                                                 Portfolio(a)     Portfolio(a)     Portfolio         Portfolio        Portfolio
                                             -------------------  ------------  ---------------  ---------------  ---------------
Operations
    Net investment income (loss)             $            14,306  $      9,234  $      (102,563) $       (62,547) $       (24,344)
    Net realized gain (loss) on investments                  820           407          196,717          100,092           73,014
    Net change in unrealized appreciation
       (depreciation) on investments                      (9,726)       (6,168)         373,090          174,386           83,161
                                             -------------------  ------------  ---------------  ---------------  ---------------
Net increase (decrease) in net assets
    from operations                                        5,400         3,473          467,244          211,931          131,831
                                             -------------------  ------------  ---------------  ---------------  ---------------
Contract transactions (1)
    Purchase payments (Note 4)                           247,324        54,631        6,951,836        5,000,426        2,248,127
    Surrenders and terminations                           (2,384)         (246)        (265,140)         (59,179)        (103,706)
    Transfers between portfolios                         422,975       237,095        4,107,076        1,361,702        1,564,089
    Net annuitization transactions                            --            --               --               --               --
    Policyholder charges (Note 3)                             --            --           (5,267)          (1,105)          (3,045)
                                             -------------------  ------------  ---------------  ---------------  ---------------
Net increase (decrease) in net assets from
    contract transactions                                667,915       291,480       10,788,505        6,301,844        3,705,465
                                             -------------------  ------------  ---------------  ---------------  ---------------
Net increase (decrease) in net assets                    673,315       294,953       11,255,749        6,513,775        3,837,296
Net assets beginning of period                                --            --        4,568,016        1,847,130          939,283
                                             -------------------  ------------  ---------------  ---------------  ---------------
Net assets end of period                     $           673,315  $    294,953  $    15,823,765  $     8,360,905  $     4,776,579
-------------------------------------------  ===================  ============  ===============  ===============  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2006                        --            --          421,940          168,274           85,050
       Units Issued                                       79,576        29,779        1,135,220          628,607          390,392
       Units Redeemed                                    (16,138)       (1,685)        (198,240)         (86,473)         (75,193)
                                             -------------------  ------------  ---------------  ---------------  ---------------
Units Outstanding at December 31, 2007                    63,438        28,094        1,358,920          710,408          400,249
                                             ===================  ============  ===============  ===============  ===============

                                                  JNL/
                                             S&P Retirement    JNL/S&P       JNL/Select     JNL/Select        JNL/
                                                 Income      Total Yield      Balanced     Money Market   Select Value
                                                Portfolio    Portfolio(b)     Portfolio      Portfolio      Portfolio
                                             --------------  ------------  -------------  -------------  -------------
Operations
    Net investment income (loss)             $     (101,617) $     (2,697) $   4,561,966  $  12,403,936  $   3,679,364
    Net realized gain (loss) on investments         270,956          (325)    33,770,223             69     18,536,004
    Net change in unrealized appreciation
       (depreciation) on investments                674,943       (28,227)   (13,593,377)           (70)   (12,409,774)
                                             --------------  ------------  -------------  -------------  -------------
Net increase (decrease) in net assets
    from operations                                 844,282       (31,249)    24,738,812     12,403,935      9,805,594
                                             --------------  ------------  -------------  -------------  -------------
Contract transactions (1)
    Purchase payments (Note 4)                   11,508,905        54,987     76,979,670    337,643,558     52,206,684
    Surrenders and terminations                  (1,239,966)       (6,303)   (51,075,386)  (151,555,312)   (15,555,787)
    Transfers between portfolios                  9,724,890     3,248,060     34,180,698    177,248,824      5,322,514
    Net annuitization transactions                       --            --       (177,212)    (2,154,797)       (80,727)
    Policyholder charges (Note 3)                   (14,619)         (148)      (392,849)    (2,774,097)      (217,302)
                                             --------------  ------------  -------------  -------------  -------------
Net increase (decrease) in net assets from
    contract transactions                        19,979,210     3,296,596     59,514,921    358,408,176     41,675,382
                                             --------------  ------------  -------------  -------------  -------------
Net increase (decrease) in net assets            20,823,492     3,265,347     84,253,733    370,812,111     51,480,976
Net assets beginning of period                    8,220,346            --    413,630,121    247,194,016    165,653,911
                                             --------------  ------------  -------------  -------------  -------------
Net assets end of period                     $   29,043,838  $  3,265,347  $ 497,883,854  $ 618,006,127  $ 217,134,887
-------------------------------------------  ==============  ============  =============  =============  =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006              777,190            --     16,394,751     20,136,534      8,007,405
       Units Issued                               2,204,104       325,288      5,453,130     77,558,867      4,732,228
       Units Redeemed                              (365,995)         (677)    (3,365,648)   (48,798,180)    (2,842,340)
                                             --------------  ------------  -------------  -------------  -------------
Units Outstanding at December 31, 2007            2,615,299       324,611     18,482,233     48,897,221      9,897,293
                                             ==============  ============  =============  =============  =============

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                 JNL/T.Rowe        JNL/T.Rowe      JNL/T.Rowe
                                             Price Established    Price Mid-Cap    Price Value
                                              Growth Portfolio  Growth Portfolio    Portfolio
                                             -----------------  ----------------  -------------
Operations
    Net investment income (loss)             $      (2,410,371) $        573,334  $   2,355,321
    Net realized gain (loss) on investments         57,881,598        70,489,252     36,127,326
    Net change in unrealized appreciation
       (depreciation) on investments               (22,585,572)      (11,557,100)   (44,486,679)
                                             -----------------  ----------------  -------------
Net increase (decrease) in net assets
    from operations                                 32,885,655        59,505,486     (6,004,032)
                                             -----------------  ----------------  -------------
Contract transactions (1)
    Purchase payments (Note 4)                      55,835,900        72,134,647     51,425,257
    Surrenders and terminations                    (63,457,116)      (52,346,138)   (34,907,068)
    Transfers between portfolios                   167,383,850        36,159,732     33,305,990
    Net annuitization transactions                    (219,229)         (188,861)       (20,071)
    Policyholder charges (Note 3)                     (507,552)         (470,166)      (391,160)
                                             -----------------  ----------------  -------------
Net increase (decrease) in net assets from
    contract transactions                          159,035,853        55,289,214     49,412,948
                                             -----------------  ----------------  -------------
Net increase (decrease) in net assets              191,921,508       114,794,700     43,408,916

Net assets beginning of period                     366,621,487       395,853,561    323,912,532
                                             -----------------  ----------------  -------------
Net assets end of period                     $     558,542,995  $    510,648,261  $ 367,321,448
-------------------------------------------  =================  ================  =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006              13,352,032        11,279,876     20,028,033
       Units Issued                                  8,918,494         3,602,287      8,299,692
       Units Redeemed                               (3,700,329)       (2,606,919)    (5,390,041)
                                             -----------------  ----------------  -------------
Units Outstanding at December 31, 2007              18,570,197        12,275,244     22,937,684
                                             =================  ================  =============

                     See notes to the financial statements.

Jackson National Separate Account I
Notes to Financial Statements

Note 1 - Organization
---------------------

Jackson National Life Insurance Company ("Jackson") established Jackson National Separate Account I (the "Separate Account") on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions for the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contains ninety-six (96) Portfolios as of December 31, 2008, each of which invests in the following mutual funds ("Funds"):

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------

JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian International Small Cap Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/Lazard Small Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/MCM 10 x 10 Fund*
JNL/MCM Bond Index Fund*
JNL/MCM Enhanced S&P 500 Stock Index Fund*
JNL/MCM European 30 Fund*
JNL/MCM Index 5 Fund*
JNL/MCM International Index Fund*
JNL/MCM Pacific Rim 30 Fund*
JNL/MCM S&P 400 MidCap Index Fund*
JNL/MCM S&P 500 Index Fund*
JNL/MCM Small Cap Index Fund*
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Core Equity Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Growth Retirement Strategy Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Moderate Growth Retirement Strategy Fund
JNL/S&P Moderate Retirement Strategy Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Retirement Income Fund
JNL/S&P Total Yield Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T.Rowe Price Established Growth Fund
JNL/T.Rowe Price Mid-Cap Growth Fund
JNL/T.Rowe Price Value Fund

Jackson National Separate Account I
Notes to Financial Statements (Continued)

Note 1 - Organization (continued)
---------------------------------

--------------------------------------------------------------------------------
                              JNL Variable Fund LLC
--------------------------------------------------------------------------------

JNL/MCM 25 Fund*
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Dow SM 10 Fund*
JNL/MCM Dow SM Dividend Fund*
JNL/MCM Financial Sector Fund*
JNL/MCM Global 15 Fund*
JNL/MCM Healthcare Sector Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM JNL Optimized 5 Fund*
JNL/MCM Nasdaq(R) 25 Fund*
JNL/MCM NYSE(R) International 25 Fund*
JNL/MCM Oil & Gas Sector Fund*
JNL/MCM S&P(R) 10 Fund*
JNL/MCM S&P(R) 24 Fund*
JNL/MCM S&P(R) SMid 60 Fund*
JNL/MCM Select Small-Cap Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM Value Line(R) 30 Fund*
JNL/MCM VIP Fund*

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2008, the following Funds changed names:

------------------------------------------------------------------------------------------------------------------------------------
PRIOR PORTFOLIO NAME                        CURRENT PORTFOLIO NAME                      EFFECTIVE DATE
------------------------------------------------------------------------------------------------------------------------------------
JNL/Lazard Mid Cap Value Fund               JNL/Lazard Mid Cap Equity Fund              March 31,2008
------------------------------------------------------------------------------------------------------------------------------------
JNL/Lazard Small Cap Value Fund             JNL/Lazard Small Cap Equity Fund            March 31, 2008
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Real Estate Fund                    JNL/AIM Global Real Estate Fund             October 6, 2008
------------------------------------------------------------------------------------------------------------------------------------

* MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

Note 2 - Significant Accounting Policies
----------------------------------------

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates
----------------

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
-----------

      The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Separate Account on the ex-dividend date.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 2 - Significant Accounting Policies (continued)
----------------------------------------------------

Federal Income Taxes
--------------------

      The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

Statement  on  Financial  Accounting  Standards  ("SFAS")  No. 157,  "Fair Value
--------------------------------------------------------------------------------
Measurements"
-------------

      This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

      Various inputs are used in determining the value of a Funds' investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a Funds' own assumptions in determining the fair value of the investment. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2008, all of the Separate Account's investments are in funds for which quoted prices are available in an active market. Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds in accordance with SFAS No. 157 differs from the characterization of an investment in the fund.

Note 3 - Policy Charges
-----------------------

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges
--------------------

      Contract Maintenance Charge
      ---------------------------

      An annual contract maintenance charge of $35 - $50 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2008 and 2007, contract maintenance charges were assessed in the amount of $5,503,908 and $4,031,655, respectively.

      Transfer Fee Charge
      -------------------

      A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.
      Jackson may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from the amount transferred prior to the allocation to a different portfolio. For the years ended December 31, 2008 and 2007, transfer fee charges were assessed in the amount of $33,073 and $13,285, respectively.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 3 - Policy Charges (continued)
-----------------------------------

Policyholder Charges (Continued)
--------------------------------

      Surrender or Contingent Deferred Sales Charge
      ---------------------------------------------

      During the first three to seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals. For the years ended December 31, 2008 and 2007, surrender charges were assessed in the amount of $35,195,770 and $24,796,391, respectively.

      Optional Benefit Charges
      -------------------------

      Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.40% - 0.87%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base. The charge will be deducted each calendar quarter from the contract value by redeeming units.

      Guaranteed Minimum Accumulation Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 1.00% - 1.02%, depending on the product, of the Guaranteed Value (GV). The charge will be deducted each calendar quarter from the contract value by redeeming units.

      Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 1.86%, depending on the product. Jackson reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.81%. The charge will be deducted each calendar quarter from the contract value by redeeming units.

Asset-based Charges
-------------------

      Insurance Charges
      -----------------

      Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administrating the Separate Account and its contracts and is assessed through the unit value calculation.

      Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.50% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

      Optional Benefit Charges
      ------------------------

      Earnings Protection Benefit Charge. If this benefit option has been selected, Jackson will make an additional deduction of 0.20% - 0.45%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 3 - Policy Charges (continued)
-----------------------------------

Asset-based Charges (continued)
-------------------------------

      Optional Benefit Charges (continued)
      ------------------------------------

      Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of five to seven contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner's allocations to the portfolios. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.695%.

      Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios.

      20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% - 0.40% on an annual basis of the average daily net assets value of the contract owner's allocations to the portfolios.

      Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the Contract, Jackson will make an additional deduction of 0.22% - 1.80% on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios, based on the optional death benefit selected.

Premium Taxes
-------------

      Some states and other governmental entities charge premium taxes or other similar taxes. Jackson is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.

Note 4 - Related Party Transactions
-----------------------------------

      For contract enhancement benefits related to the optional benefits offered, Jackson contributed $55,553,756 and $94,185,834 to the Separate Account in the form of additional premium to contract owners' accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 5 - Purchases and Sales of Investments
-------------------------------------------

      For the year ended December 31, 2008, purchases and proceeds from sales of investments are as follows:

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------

                                                                                      Proceeds
                                                                 Purchases           From Sales
                                                              --------------     -----------------
JNL/AIM Global Real Estate Fund                               $  184,747,652     $     110,636,274
JNL/AIM International Growth Fund                                 86,739,011            72,459,729
JNL/AIM Large Cap Growth Fund                                    101,120,025            82,457,410
JNL/AIM Small Cap Growth Fund                                     33,438,697            34,636,099
JNL/Capital Guardian Global Balanced Fund                        180,002,098            97,168,308
JNL/Capital Guardian Global Diversified Research Fund            134,606,279            88,000,928
JNL/Capital Guardian International Small Cap Fund                 37,581,799            14,057,326
JNL/Capital Guardian U.S. Growth Equity Fund                     107,952,963            57,636,805
JNL/Credit Suisse Global Natural Resources Fund                  386,508,809           305,741,443
JNL/Credit Suisse Long/Short Fund                                 51,720,195            17,005,948
JNL/Eagle Core Equity Fund                                        30,975,728            22,948,038
JNL/Eagle SmallCap Equity Fund                                    97,076,803            76,479,457
JNL/Franklin Templeton Founding Strategy Fund                    395,030,389           284,555,012
JNL/Franklin Templeton Global Growth Fund                         31,691,293            21,732,083
JNL/Franklin Templeton Income Fund                               183,161,163           127,289,646
JNL/Franklin Templeton Mutual Shares Fund                         56,193,486            33,045,009
JNL/Franklin Templeton Small Cap Value Fund                       76,076,469            42,675,023
JNL/Goldman Sachs Core Plus Bond Fund                            203,555,792           220,687,642
JNL/Goldman Sachs Emerging Markets Debt Fund                       9,488,782               800,961
JNL/Goldman Sachs Mid Cap Value Fund                              82,641,860            56,787,035
JNL/Goldman Sachs Short Duration Bond Fund                       152,444,148           120,750,079
JNL/JPMorgan International Value Fund                            193,270,685           185,075,122
JNL/JPMorgan MidCap Growth Fund                                   41,327,982            55,288,058
JNL/JPMorgan U.S. Government & Quality Bond Fund                 513,568,882           268,997,661
JNL/Lazard Emerging Markets Fund                                 268,423,450           200,065,381
JNL/Lazard Mid Cap Equity Fund                                    62,774,566            89,924,527
JNL/Lazard Small Cap Equity Fund                                  43,210,081            53,065,676
JNL/M&G Global Basics Fund                                           595,137                45,021
JNL/M&G Global Leaders Fund                                          692,714               362,451
JNL/MCM 10 x 10 Fund                                             111,775,503            35,937,750
JNL/MCM Bond Index Fund                                          212,196,742           196,993,017
JNL/MCM Enhanced S&P 500 Stock Index Fund                         49,828,094            52,666,599

                                                                                      Proceeds
                                                                 Purchases           From Sales
                                                              --------------     -----------------
JNL/MCM European 30 Fund                                      $      387,048     $          11,141
JNL/MCM Index 5 Fund                                              63,960,323            18,301,958
JNL/MCM International Index Fund                                 188,909,675           203,655,513
JNL/MCM Pacific Rim 30 Fund                                          470,803                16,561
JNL/MCM S&P 400 MidCap Index Fund                                146,670,830           157,952,929
JNL/MCM S&P 500 Index Fund                                       196,687,932           192,097,288
JNL/MCM Small Cap Index Fund                                     105,429,645           107,658,897
JNL/Oppenheimer Global Growth Fund                                68,530,127            62,686,164
JNL/PAM Asia ex-Japan Fund                                        22,032,579            13,796,108
JNL/PAM China-India Fund                                          83,980,519            43,950,679
JNL/PIMCO Real Return Fund                                       880,535,590           460,951,451
JNL/PIMCO Total Return Bond Fund                                 856,839,839           505,241,703
JNL/PPM America Core Equity Fund                                   6,896,970            17,593,892
JNL/PPM America High Yield Bond Fund                             190,720,839           198,152,028
JNL/PPM America Mid Cap Value Fund                                20,322,576            12,187,105
JNL/PPM America Small Cap Value Fund                              11,195,799             4,145,550
JNL/PPM America Value Equity Fund                                 40,918,610            40,102,369
JNL/Red Rocks Listed Private Equity Fund                          14,598,216               862,993
JNL/S&P 4 Fund                                                   396,765,832            87,748,141
JNL/S&P Competitive Advantage Fund                                62,338,228            31,708,494
JNL/S&P Disciplined Growth Fund                                   31,964,709            11,774,386
JNL/S&P Disciplined Moderate Fund                                 59,593,319            21,395,909
JNL/S&P Disciplined Moderate Growth Fund                          79,417,471            20,466,316
JNL/S&P Dividend Income & Growth Fund                             48,591,238            10,148,489
JNL/S&P Growth Retirement Strategy Fund                              221,202               143,434
JNL/S&P Intrinsic Value Fund                                      65,089,107            31,887,892
JNL/S&P Managed Aggressive Growth Fund                           152,120,892           177,548,973
JNL/S&P Managed Conservative Fund                                422,742,550           214,984,907
JNL/S&P Managed Growth Fund                                      369,654,359           355,190,414
JNL/S&P Managed Moderate Fund                                    420,562,802           223,009,588
JNL/S&P Managed Moderate Growth Fund                             431,656,203           359,082,318
JNL/S&P Moderate Growth Retirement Strategy Fund                     760,787              581,764

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 5 - Purchases and Sales of Investments (continued)
-------------------------------------------------------

--------------------------------------------------------------------------------
                          JNL Series Trust (continued)
--------------------------------------------------------------------------------

                                                                                       Proceeds
                                                                 Purchases            From Sales
                                                              --------------     -----------------
JNL/S&P Moderate Retirement Strategy Fund                     $    1,233,617     $          96,987
JNL/S&P Retirement 2015 Fund                                      50,411,814            30,133,000
JNL/S&P Retirement 2020 Fund                                       9,441,808             2,939,969
JNL/S&P Retirement 2025 Fund                                       6,580,573             2,214,878
JNL/S&P Retirement Income Fund                                    47,365,358            21,837,781
JNL/S&P Total Yield Fund                                          61,998,880            25,097,007

                                                                                       Proceeds
                                                                 Purchases            From Sales
                                                              --------------     -----------------
JNL/Select Balanced Fund                                      $  286,228,344     $     202,926,372
JNL/Select Money Market Fund                                   1,959,451,274         1,376,692,502
JNL/Select Value Fund                                            111,324,921            96,956,062
JNL/T.Rowe Price Established Growth Fund                         128,519,340           151,292,687
JNL/T.Rowe Price Mid-Cap Growth Fund                             221,156,640           181,428,618
JNL/T.Rowe Price Value Fund                                      130,654,960           115,914,094

--------------------------------------------------------------------------------
                              Jnl Variable Fund LLC
--------------------------------------------------------------------------------

                                                                                       Proceeds
                                                                 Purchases            From Sales
                                                              --------------     -----------------
JNL/MCM 25 Fund                                               $  161,547,393     $     268,552,233
JNL/MCM Communications Sector Fund                                41,134,526            65,464,244
JNL/MCM Consumer Brands Sector Fund                               35,451,293            19,704,785
JNL/MCM Dow SM 10 Fund                                           132,916,037           294,962,585
JNL/MCM Dow SM Dividend Fund                                     171,823,261           171,428,515
JNL/MCM Financial Sector Fund                                    139,658,835            58,915,122
JNL/MCM Global 15 Fund                                           257,231,539           489,575,023
JNL/MCM Healthcare Sector Fund                                   159,229,762           103,243,148
JNL/MCM JNL 5 Fund                                             1,732,625,434         1,478,723,369
JNL/MCM JNL Optimized 5 Fund                                     363,789,309           194,545,437

                                                                                       Proceeds
                                                                 Purchases            From Sales
                                                              --------------     -----------------
JNL/MCM Nasdaq(R) 25 Fund                                     $   54,730,586     $      65,401,236
JNL/MCM NYSE(R) International 25 Fund                             89,477,788            56,559,050
JNL/MCM Oil & Gas Sector Fund                                    444,970,036           367,329,673
JNL/MCM S&P(R) 10 Fund                                           128,275,100           304,517,776
JNL/MCM S&P(R) 24 Fund                                            29,496,432            16,491,437
JNL/MCM S&P(R) SMid 60 Fund                                       56,226,296            31,140,446
JNL/MCM Select Small-Cap Fund                                    160,720,506           227,437,715
JNL/MCM Technology Sector Fund                                    90,903,594            92,707,984
JNL/MCM Value Line(R) 30 Fund                                    345,319,561           414,612,002
JNL/MCM VIP Fund                                                 198,055,545           131,476,405

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights
-----------------------------

The following is a summary for each period in the five year period ended December 31, 2008 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in additio to certain other portfolio data. Unit values for portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying fund less expenses charged directly to the separate account.

                                                                                                                    JNL/Capital
                               JNL/AIM Global          JNL/AIM             JNL/AIM              JNL/AIM          Guardian Global
                                Real Estate         International          Large Cap            Small Cap            Balanced
                                Portfolio(a)      Growth Portfolio     Growth Portfolio     Growth Portfolio         Portfolio
                               --------------     ----------------     ----------------     ----------------     ---------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                  $     7.610482     $       7.963090     $       7.456591     $       8.077700     $      7.353527
   Total Return *                      -38.05%              -43.20%              -39.96%              -41.81%             -31.00%
   Ratio of Expenses **                  3.71%                3.91%                3.75%                3.51%               3.86%
Period ended December 31, 2007
   Unit Value                  $    12.284252     $      14.019714     $      12.418859     $      13.881145     $     10.657491
   Total Return *                      -18.12%                 5.54%               11.47%           -2.85%***               3.85%
   Ratio of Expenses **                  3.71%                3.91%                3.75%                3.51%               3.86%
Period ended December 31, 2006
   Unit Value                  $    15.003152     $      13.283412     $      11.141032     $      12.952147     $     10.262688
   Total Return *                       31.43%               17.90%                3.90%               10.62%               6.60%
   Ratio of Expenses **                  3.71%                3.91%                3.75%                3.45%               3.86%
Period ended December 31, 2005
   Unit Value                  $    11.415702     $      11.267140     $      10.722972     $      11.709139     $      9.626865
   Total Return *                        0.00%***             3.64%***             3.30%                4.75%               5.93%
   Ratio of Expenses **                  3.71%                3.91%                3.75%                3.45%               3.86%
Period ended December 31, 2004
   Unit Value                             n/a     $      11.064433     $      10.380847     $      11.177826     $      9.087874
   Total Return *                         n/a                 9.87%***             4.65%***             2.35%***            6.75%***
   Ratio of Expenses **                   n/a                 3.45%                3.75%                3.45%               3.86%

                                 JNL/Capital       JNL/Capital                           JNL/Credit
                               Guardian Global       Guardian          JNL/Capital          Suisse              JNL/
                                  Diversified      International      Guardian U.S.     Global Natural     Credit Suisse
                                  Research           Small Cap        Growth Equity       Resources          Long/Short
                                  Portfolio        Portfolio(c)          Portfolio       Portfolio(b)       Portfolio(b)
                               ---------------     -------------     --------------     --------------     -------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                  $     12.573178     $    4.376090     $    13.334545     $     6.307417     $    6.368322
   Total Return *                       -44.66%           -49.35%***         -42.86%            -52.24%***        -34.86%***
   Ratio of Expenses **                   3.86%             3.61%              3.41%             3.695%             3.06%
Period ended December 31, 2007
   Unit Value                  $     22.719950     $    9.848527     $    23.335999     $    13.428198     $   10.538002
   Total Return *                        16.05%            -1.51%***           6.03%         -3.84%***              3.69%***
   Ratio of Expenses **                   3.86%            2.845%              3.41%              3.61%             3.05%
Period ended December 31, 2006
   Unit Value                  $     19.577115               n/a     $    22.007930                n/a               n/a
   Total Return *                         9.03%              n/a               1.11%               n/a               n/a
   Ratio of Expenses **                   3.86%              n/a               3.41%               n/a               n/a
Period ended December 31, 2005
   Unit Value                  $     17.956055               n/a     $    21.766740                n/a               n/a
   Total Return *                       -1.94%               n/a               5.48%***            n/a               n/a
   Ratio of Expenses **                   3.86%              n/a               3.41%               n/a               n/a
Period ended December 31, 2004
   Unit Value                  $     18.310425               n/a     $    21.933995                n/a               n/a
   Total Return *                         8.68%***           n/a               6.28%***            n/a               n/a
   Ratio of Expenses **                   3.86%              n/a               3.21%               n/a               n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                                   JNL/Capital
                                JNL/AIM Global          JNL/AIM           JNL/AIM              JNL/AIM          Guardian Global
                                  Real Estate        International       Large Cap            Small Cap            Balanced
                                 Portfolio(a)      Growth Portfolio  Growth Portfolio     Growth Portfolio         Portfolio
                                --------------     ----------------  ----------------     ----------------      ---------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                   $     8.405404     $      11.843487  $       9.083134     $       9.671897      $      9.423048
   Total Return *                       -36.34%              -41.52%           -38.28%              -40.33%              -29.00%
   Ratio of Expenses **                   1.00%                1.00%             1.00%                1.00%                1.00%
Period ended December 31, 2007
   Unit Value                   $    13.204592     $      20.253728  $      14.717475     $      16.208684      $     13.271782
   Total Return *                       -15.86%                8.68%            14.59%               10.26%                6.88%
   Ratio of Expenses **                   1.00%                1.00%             1.00%                1.00%                1.00%
Period ended December 31, 2006
   Unit Value                   $    15.693623     $      18.636415  $      12.843047     $      14.700524      $     12.417826
   Total Return *                        35.03%               21.37%             6.79%               13.35%                9.69%
   Ratio of Expenses **                   1.00%                1.00%             1.00%                1.00%                1.00%
Period ended December 31, 2005
   Unit Value                   $    11.622681     $      15.355109  $      12.026701     $      12.968937      $     11.320907
   Total Return *                         8.19%***             9.59%             6.17%                7.34%                9.00%
   Ratio of Expenses **                   1.00%                1.00%             1.00%                1.00%                1.00%
Period ended December 31, 2004
   Unit Value                              n/a     $      14.011462  $      11.327999     $      12.081613      $     10.386549
   Total Return *                          n/a                15.18%             7.15%***             3.13%***             6.66%***
   Ratio of Expenses **                    n/a                 1.00%             1.00%                1.00%                1.00%

                                  JNL/Capital         JNL/Capital                      JNL/Credit
                                Guardian Global        Guardian         JNL/Capital      Suisse               JNL/
                                 Diversified        International       Guardian U.S. Global Natural      Credit Suisse
                                   Research           Small Cap        Growth Equity   Resources            Long/Short
                                  Portfolio          Portfolio(c)         Portfolio    Portfolio(b)        Portfolio(b)
                                ---------------     -------------     --------------  --------------     ---------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                   $     18.319213     $    4.496055     $    18.523053  $     6.648895     $      6.630091
   Total Return *                        -43.11%           -25.74%***         -41.46%         -51.71%              -2.64%***
   Ratio of Expenses **                    1.10%             1.10%              1.00%           1.00%               1.00%
Period ended December 31, 2007
   Unit Value                   $     32.201914     $    9.860527     $    31.644131  $    13.767720     $     10.731355
   Total Return *                         19.32%***         -1.39%***           8.63%          14.25%***            6.45%***
   Ratio of Expenses **                    1.10%             1.25%              1.00%           1.00%               1.15%
Period ended December 31, 2006
   Unit Value                   $     26.987965               n/a     $    29.129267             n/a                 n/a
   Total Return *                         12.65%              n/a               3.57%            n/a                 n/a
   Ratio of Expenses **                    1.15%              n/a               1.00%            n/a                 n/a
Period ended December 31, 2005
   Unit Value                   $     23.956905               n/a     $    28.126118             n/a                 n/a
   Total Return *                          0.75%              n/a               3.63%            n/a                 n/a
   Ratio of Expenses **                    1.15%              n/a               1.00%            n/a                 n/a
Period ended December 31, 2004
   Unit Value                   $     23.778364               n/a     $    27.141128             n/a                 n/a
   Total Return *                         10.40%***           n/a              10.56%            n/a                 n/a
   Ratio of Expenses **                    1.15%              n/a               1.00%            n/a                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                   JNL/AIM       JNL/AIM                        JNL/Capital
                                JNL/AIM Global  International   Large Cap       JNL/AIM       Guardian Global
                                 Real Estate       Growth         Growth       Small Cap         Balanced
                                 Portfolio(a)     Portfolio     Portfolio  Growth Portfolio     Portfolio
                                --------------  ------------    --------   ----------------   ---------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)    $      112,539  $     108,750   $ 127,035  $         37,620   $       173,339
   Units Outstanding (in
     thousands)                         13,737         10,061      14,671             4,076            19,423
   Investment Income Ratio *              2.18%          0.42%       0.14%             0.00%             1.15%
Period ended December 31, 2007
   Net Assets (in thousands)    $      134,186  $     203,285   $ 193,899  $         69,218   $       183,983
   Units Outstanding (in
     thousands)                         10,355         10,936      13,729             4,448            14,528
   Investment Income Ratio *              2.77%          1.65%       0.57%             0.34%             2.54%
Period ended December 31, 2006
   Net Assets (in thousands)    $      151,821  $     132,458   $  89,484  $         47,863   $       151,521
   Units Outstanding (in
     thousands)                          9,795          7,662       7,210             3,368            12,674
   Investment Income Ratio *              1.51%          1.62%       0.02%             0.00%             0.93%
Period ended December 31, 2005
   Net Assets (in thousands)    $       23,177  $      88,044   $  77,265  $         45,043   $       118,850
   Units Outstanding (in
     thousands)                          2,005          6,119       6,605             3,570            10,813
   Investment Income Ratio *              0.00%          1.75%       0.04%             0.00%             0.01%
Period ended December 31, 2004
   Net Assets (in thousands)               n/a  $      78,422   $  63,173  $         39,024   $        97,768
   Units Outstanding (in
     thousands)                            n/a          5,920       5,689             3,293             9,610
   Investment Income Ratio *               n/a           1.27%       0.00%             0.00%             1.33%

                                                     JNL/Capital
                                    JNL/Capital        Guardian      JNL/Capital     JNL/Credit Suisse       JNL/
                                 Guardian Global    International    Guardian U.S.    Global Natural      Credit Suisse
                                    Diversified       Small Cap     Growth Equity       Resources         Long/Short
                                Research Portfolio  Portfolio(c)      Portfolio        Portfolio(b)       Portfolio(b)
                                ------------------  -------------   --------------   -----------------   -------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)    $          120,056  $      15,040   $      123,760   $         175,643   $      40,233
   Units Outstanding (in
     thousands)                              7,531          3,365            7,729              26,783           6,154
   Investment Income Ratio *                  0.00%          0.25%            0.00%               0.06%           0.00%
Period ended December 31, 2007
   Net Assets (in thousands)    $          155,406  $       1,986   $      151,626   $         294,796   $      19,247
   Units Outstanding (in
     thousands)                              5,770            202            5,756              21,577           1,804
   Investment Income Ratio *                  0.71%          0.00%            0.00%               0.00%           0.00%
Period ended December 31, 2006
   Net Assets (in thousands)    $          109,223            n/a   $      139,074                 n/a             n/a
   Units Outstanding (in
     thousands)                              5,042            n/a            5,847                 n/a             n/a
   Investment Income Ratio *                  0.30%           n/a            0.00%                 n/a             n/a
Period ended December 31, 2005
   Net Assets (in thousands)    $          117,922            n/a   $      165,961                 n/a             n/a
   Units Outstanding (in
     thousands)                              6,149            n/a            7,241                 n/a             n/a
   Investment Income Ratio *                  0.50%           n/a            0.00%                 n/a             n/a
Period ended December 31, 2004
   Net Assets (in thousands)    $          142,752            n/a   $      204,976                 n/a             n/a
   Units Outstanding (in
     thousands)                              7,517            n/a            9,239                 n/a             n/a
   Investment Income Ratio *                 0.00%            n/a            0.00%                 n/a             n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                              JNL/Franklin      JNL/Franklin
                                 JNL/Eagle         JNL/Eagle            JNL/Franklin            Templeton         Templeton
                                Core Equity     SmallCap Equity      Templeton Founding       Global Growth        Income
                                 Portfolio         Portfolio        Strategy Portfolio(c)      Portfolio(c)      Portfolio(b)
                                -----------     ---------------     ---------------------     -------------     -------------
Highest expense ratio
Period ended December 31, 2008
    Unit Value                  $  9.050892     $     11.575782     $            6.004356     $    5.567683     $    7.144350
    Total Return *                   -41.07%             -40.65%                   -34.77%***        -42.73%           -32.19%
    Ratio of Expenses **               3.40%               3.91%                     3.61%             3.61%             3.56%
Period ended December 31, 2007
    Unit Value                  $ 15.359991     $     19.503996     $            9.775729     $    9.721359     $   10.536430
    Total Return *                    -2.79%               7.77%                    -6.46%***         -5.91%***         -1.73%
    Ratio of Expenses **               3.40%               3.91%                     3.31%             3.61%             3.56%
Period ended December 31, 2006
    Unit Value                  $ 15.801623     $     18.097518                       n/a               n/a     $   10.722272
    Total Return *                     8.60%              15.49%                      n/a               n/a              4.10%***
    Ratio of Expenses **               3.40%               3.91%                      n/a               n/a              3.56%
Period ended December 31, 2005
    Unit Value                  $ 14.549938     $     15.669951                       n/a               n/a               n/a
    Total Return *                    -0.07%           -0.24%***                      n/a               n/a               n/a
    Ratio of Expenses **               3.40%               3.91%                      n/a               n/a               n/a
Period ended December 31, 2004
    Unit Value                  $ 14.560445     $     16.580951                       n/a               n/a               n/a
    Total Return *                     8.80%***           14.09%***                   n/a               n/a               n/a
    Ratio of Expenses **               3.40%               3.40%                      n/a               n/a               n/a

                                                     JNL/Franklin          JNL/                                 JNL/
                                  JNL/Franklin         Templeton      Goldman Sachs      JNL/Goldman       Goldman Sachs
                                Templeton Mutual       Small Cap        Core Plus       Sachs Emerging        Mid Cap
                                     Shares             Value              Bond          Markets Debt          Value
                                  Portfolio(c)       Portfolio(a)        Portfolio       Portfolio(d)       Portfolio(a)
                                ----------------     ------------     -------------     --------------     -------------
Highest expense ratio
Period ended December 31, 2008
    Unit Value                  $       5.851107     $   7.061138     $   13.633944     $     9.615461     $    7.502931
    Total Return *                        -39.82%          -35.69%            -8.81%              5.28%***        -38.54%
    Ratio of Expenses **                   3.145%            3.91%             3.91%             2.845%             3.91%
Period ended December 31, 2007
    Unit Value                  $       9.723155     $  10.980404     $   14.950410                n/a     $   12.208730
    Total Return *                         -8.10%***        -9.76%             2.88%               n/a             -1.17%
    Ratio of Expenses **                   3.145%            3.91%             3.91%               n/a              3.91%
Period ended December 31, 2006
    Unit Value                               n/a     $  12.167333     $   14.532441                n/a     $   12.353358
    Total Return *                           n/a            13.21%             0.68%               n/a             11.30%
    Ratio of Expenses **                     n/a             3.91%             3.91%               n/a              3.91%
Period ended December 31, 2005
    Unit Value                               n/a     $  10.747716     $   14.434635                n/a     $   11.098693
    Total Return *                           n/a             0.89%***         -0.25%***            n/a             -0.85%***
    Ratio of Expenses **                     n/a             3.91%             3.91%               n/a              3.91%
Period ended December 31, 2004
    Unit Value                               n/a              n/a     $   14.997395                n/a               n/a
    Total Return *                           n/a              n/a              4.61%***            n/a               n/a
    Ratio of Expenses **                     n/a              n/a              3.65%               n/a               n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                            JNL/Franklin
                                 JNL/Eagle         JNL/Eagle         JNL/Franklin            Templeton           JNL/Franklin
                                Core Equity     SmallCap Equity   Templeton Founding       Global Growth           Templeton
                                 Portfolio         Portfolio     Strategy Portfolio(c)      Portfolio(c)     Income Portfolio(b)
                                -----------     ---------------  ---------------------     -------------     -------------------
Lowest expense ratio
Period ended December 31, 2008
    Unit Value                  $ 12.157618     $     16.556491  $            6.319163     $    5.847939     $          7.649488
    Total Return *                   -39.64%             -38.90%                -36.77%           -41.27%                 -30.44%
    Ratio of Expenses **               1.00%               1.00%                  1.00%             1.10%                   1.00%
Period ended December 31, 2007
    Unit Value                  $ 20.143014     $     27.096246  $            9.993973     $    9.957514     $         10.996249
    Total Return *                    -0.42%              10.97%                 -1.17%***          2.11%***                0.83%
    Ratio of Expenses **               1.00%               1.00%                  1.00%             1.10%                   1.00%
Period ended December 31, 2006
    Unit Value                  $ 20.228069     $     24.417432                    n/a               n/a     $         10.908218
    Total Return *                    11.23%              18.89%                   n/a               n/a               V   -0.02%***
    Ratio of Expenses **               1.00%               1.00%                   n/a               n/a                    1.00%
Period ended December 31, 2005
    Unit Value                  $ 18.185242     $     20.537083                    n/a               n/a                     n/a
    Total Return *                     2.35%               1.50%                   n/a               n/a                     n/a
    Ratio of Expenses **               1.00%               1.00%                   n/a               n/a                     n/a
Period ended December 31, 2004
    Unit Value                  $ 17.767948     $     20.232962                    n/a               n/a                     n/a
    Total Return *                     3.82%***           17.62%                   n/a               n/a                     n/a
    Ratio of Expenses **               1.00%               1.00%                   n/a               n/a                     n/a

                                                     JNL/Franklin           JNL/
                                  JNL/Franklin         Templeton       Goldman Sachs    JNL/Goldman             JNL/
                                Templeton Mutual       Small Cap         Core Plus    Sachs Emerging        Goldman Sachs
                                     Shares              Value              Bond       Markets Debt            Mid Cap
                                  Portfolio(c)        Portfolio(a)        Portfolio    Portfolio(d)      Value Portfolio(a)
                                ----------------     -------------     -------------  --------------     ------------------
Lowest expense ratio
Period ended December 31, 2008
    Unit Value                  $       6.089773     $    7.855974     $   20.277549  $     9.655005     $         8.347706
    Total Return *                         -5.75%***        -33.79%            -6.12%          -3.14%***             -36.73%
    Ratio of Expenses **                    1.10%             1.00%             1.00%           1.10%                  1.00%
Period ended December 31, 2007
    Unit Value                  $       9.910412     $   11.866094     $   21.598776             n/a     $        13.193511
    Total Return *                         -0.79%***         -7.07%             5.94%            n/a                   1.94%***
    Ratio of Expenses **                    1.15%             1.00%             1.00%            n/a                   1.00%
Period ended December 31, 2006
    Unit Value                               n/a     $   12.769450     $   20.388598             n/a     $        12.942905
    Total Return *                           n/a              3.43%***          3.65%            n/a                  14.50%
    Ratio of Expenses **                     n/a              1.00%             1.00%            n/a                   1.15%
Period ended December 31, 2005
    Unit Value                               n/a     $   10.946232     $   19.671463             n/a     $        11.303526
    Total Return *                           n/a              7.60%***          1.60%            n/a                  10.14%***
    Ratio of Expenses **                     n/a              1.15%             1.00%            n/a                   1.15%
Period ended December 31, 2004
    Unit Value                               n/a               n/a     $   19.361240             n/a                    n/a
    Total Return *                           n/a               n/a              5.85%            n/a                    n/a
    Ratio of Expenses **                     n/a               n/a              1.00%            n/a                    n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                           JNL/Franklin
                                       JNL/Eagle      JNL/Eagle         JNL/Franklin         Templeton       JNL/Franklin
                                      Core Equity  SmallCap Equity   Templeton Founding    Global Growth       Templeton
                                       Portfolio      Portfolio     Strategy Portfolio(c)   Portfolio(c)   Income Portfolio(b)
                                      -----------  ---------------  ---------------------  -------------   -------------------
Portfolio data
Period ended December 31, 2008
    Net Assets (in thousands)         $    37,396  $       107,791  $             552,970  $      34,780   $           214,040
    Units Outstanding (in thousands)        3,315            7,090                 88,674          6,013                28,474
    Investment Income Ratio *                2.61%            0.00%                  1.40%          0.02%                 0.09%
Period ended December 31, 2007
    Net Assets (in thousands)         $    70,254  $       159,201  $             762,485  $      47,195   $           252,304
    Units Outstanding (in thousands)        3,735            6,378                 76,812          4,766                23,215
    Investment Income Ratio *                1.88%            2.39%                  0.00%          1.28%                 4.81%
Period ended December 31, 2006
    Net Assets (in thousands)         $    78,068  $       104,070                    n/a            n/a   $            58,428
    Units Outstanding (in thousands)        4,109            4,595                    n/a            n/a                 5,381
    Investment Income Ratio *                0.02%            0.00%                   n/a            n/a                 5.07%
Period ended December 31, 2005
    Net Assets (in thousands)         $    80,193  $        80,053                    n/a            n/a                   n/a
    Units Outstanding (in thousands)        4,663            4,181                    n/a            n/a                   n/a
    Investment Income Ratio *                0.87%            0.00%                   n/a            n/a                   n/a
Period ended December 31, 2004
    Net Assets (in thousands)         $    84,921  $        92,613                    n/a            n/a                   n/a
    Units Outstanding (in thousands)        5,023            4,880                    n/a            n/a                   n/a
    Investment Income Ratio *                0.74%            0.00%                   n/a            n/a                   n/a

                                                                                                                     JNL/
                                                              JNL/Franklin           JNL/          JNL/Goldman   Goldman Sachs
                                         JNL/Franklin           Templeton        Goldman Sachs   Sachs Emerging     Mid Cap
                                       Templeton Mutual         Small Cap          Core Plus      Markets Debt       Value
                                      Shares Portfolio(c)  Value Portfolio(a)   Bond Portfolio    Portfolio(d)   Portfolio(a)
                                      -------------------  ------------------   --------------   --------------  -------------
Portfolio data
Period ended December 31, 2008
    Net Assets (in thousands)         $            60,998  $           57,615   $      276,385   $        8,743  $      64,799
    Units Outstanding (in thousands)               10,133               7,519           14,923              906          7,952
    Investment Income Ratio *                        0.00%               1.19%            3.40%            0.00%          1.02%
Period ended December 31, 2007
    Net Assets (in thousands)         $            71,047  $           57,150   $      329,798              n/a  $      89,409
    Units Outstanding (in thousands)                7,206               4,912           16,644              n/a          6,902
    Investment Income Ratio *                        0.00%               2.81%            3.54%             n/a           2.42%
Period ended December 31, 2006
    Net Assets (in thousands)                         n/a  $           45,327   $      251,053              n/a  $      54,652
    Units Outstanding (in thousands)                  n/a               3,595           13,343              n/a          4,264
    Investment Income Ratio *                         n/a                1.38%            0.09%             n/a           2.41%
Period ended December 31, 2005
    Net Assets (in thousands)                         n/a  $           12,193   $      187,199              n/a  $      22,285
    Units Outstanding (in thousands)                  n/a               1,120           10,244              n/a          1,978
    Investment Income Ratio *                         n/a                0.00%            5.94%             n/a           0.00%
Period ended December 31, 2004
    Net Assets (in thousands)                         n/a                 n/a   $      127,610              n/a            n/a
    Units Outstanding (in thousands)                  n/a                 n/a            7,004              n/a            n/a
    Investment Income Ratio *                         n/a                 n/a             4.77%             n/a            n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                       JNL/                                                    JNL/JPMorgan
                                  Goldman Sachs        JNL/JPMorgan        JNL/JPMorgan     U.S. Government        JNL/Lazard
                                  Short Duration       International      MidCap Growth      & Quality Bond     Emerging Markets
                                Bond Portfolio(a)     Value Portfolio       Portfolio          Portfolio          Portfolio(a)
                                -----------------     ---------------     -------------     ---------------     ----------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                   $        9.327447     $      7.331489     $   10.484843     $     12.808585     $       6.571545
   Total Return *                           -8.94%             -46.62%           -46.41%               2.61%              -51.82%
   Ratio of Expenses **                      3.21%               3.91%             3.61%               3.75%                3.61%
Period ended December 31, 2007
   Unit Value                   $       10.243295     $     13.734935     $   19.566550     $     12.482587     $      13.639504
   Total Return *                            0.45%***            7.66%             4.11%               2.45%               -2.44%***
   Ratio of Expenses **                      3.21%               3.91%             3.61%               3.75%                3.61%
Period ended December 31, 2006
   Unit Value                   $       10.109623     $     12.758163     $   18.793604     $     12.184558     $      10.747873
   Total Return *                            0.37%***           26.93%             8.10%              -0.54%               11.69%***
   Ratio of Expenses **                      2.96%               3.91%             3.61%               3.75%                3.36%
Period ended December 31, 2005
   Unit Value                                 n/a     $     10.051067     $   17.386172     $     12.250484                  n/a
   Total Return *                             n/a                4.81%***          2.41%***           -1.40%                 n/a
   Ratio of Expenses **                       n/a                3.91%             3.61%               3.75%                 n/a
Period ended December 31, 2004
   Unit Value                                 n/a     $      8.911939     $   17.242370     $     12.424813                  n/a
   Total Return *                             n/a               16.07%***          8.76%***            1.62%***              n/a
   Ratio of Expenses **                       n/a                3.75%             3.45%               3.75%                 n/a

                                    JNL/Lazard           JNL/Lazard           JNL/M&G            JNL/M&G          JNL/MCM
                                      Mid Cap            Small Cap         Global Basics     Global Leaders       10 x 10
                                 Equity Portfolio     Equity Portfolio      Portfolio(c)      Portfolio(c)      Portfolio(b)
                                 ----------------     ----------------     -------------     --------------     ------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                    $       9.420260     $       7.701860     $    8.374701     $     8.306746     $   6.000234
   Total Return *                          -41.18%              -40.69%            12.01%***           6.85%***       -38.22%
   Ratio of Expenses **                     3.695%                3.51%            2.295%              2.56%           3.145%
Period ended December 31, 2007
   Unit Value                    $      16.014550     $      12.986859               n/a                n/a     $   9.712781
   Total Return *                           -6.16%              -10.04%              n/a                n/a            -2.81%***
   Ratio of Expenses **                     3.695%                3.51%              n/a                n/a           3.145%
Period ended December 31, 2006
   Unit Value                    $      17.065782     $      14.436122               n/a                n/a              n/a
   Total Return *                            7.85%***             6.54%***           n/a                n/a              n/a
   Ratio of Expenses **                     3.695%                3.51%              n/a                n/a              n/a
Period ended December 31, 2005
   Unit Value                    $      15.559998     $      12.861470               n/a                n/a              n/a
   Total Return *                            4.96%                1.11%              n/a                n/a              n/a
   Ratio of Expenses **                      3.61%                3.45%              n/a                n/a              n/a
Period ended December 31, 2004
   Unit Value                    $      14.824692     $      12.720310               n/a                n/a              n/a
   Total Return *                           10.40%***             8.52%***           n/a                n/a              n/a
   Ratio of Expenses **                      3.61%                3.45%              n/a                n/a              n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 1, 2006.

(b)   Commencement of operations April 30, 2007.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                       JNL/                                               JNL/JPMorgan
                                   Goldman Sachs        JNL/JPMorgan     JNL/JPMorgan    U.S. Government        JNL/Lazard
                                  Short Duration        International    MidCap Growth    & Quality Bond     Emerging Markets
                                 Bond Portfolio(a)     Value Portfolio     Portfolio        Portfolio          Portfolio(a)
                                 -----------------     ---------------   -------------   ---------------     ----------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                    $        9.893602     $     10.050436   $   14.968151   $     18.637360     $       7.045604
   Total Return *                            -1.77%***          -45.05%         -45.00%             5.47%              -50.55%
   Ratio of Expenses **                       1.00%               1.00%           1.00%             1.00%                1.00%
Period ended December 31, 2007
   Unit Value                    $       10.610338     $     18.288854   $   27.213447   $     17.670275     $      14.246633
   Total Return *                             3.67%              10.85%           6.88%             5.32%               24.60%***
   Ratio of Expenses **                       1.10%               1.00%           1.00%             1.00%                1.00%
Period ended December 31, 2006
   Unit Value                    $       10.235082     $     16.498809   $   25.461414   $     16.777961     $      10.910134
   Total Return *                            -0.12%***           30.67%          10.94%             2.23%               19.04%***
   Ratio of Expenses **                       1.10%               1.00%           1.00%             1.00%                1.10%
Period ended December 31, 2005
   Unit Value                                  n/a     $     12.626277   $   22.949895   $     16.412388                  n/a
   Total Return *                              n/a               17.39%           5.11%             1.34%                 n/a
   Ratio of Expenses **                        n/a                1.00%           1.00%             1.00%                 n/a
Period ended December 31, 2004
   Unit Value                                  n/a     $     10.755922   $   21.834409   $     16.195599                  n/a
   Total Return *                              n/a               21.32%          16.82%             3.04%***              n/a
   Ratio of Expenses **                        n/a                1.00%           1.00%             1.00%                 n/a

                                    JNL/Lazard           JNL/Lazard         JNL/M&G           JNL/M&G           JNL/MCM
                                      Mid Cap             Small Cap      Global Basics     Global Leaders       10 x 10
                                 Equity Portfolio     Equity Portfolio   Portfolio(c)       Portfolio(c)      Portfolio(b)
                                 ----------------     ----------------   -------------     --------------     ------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                    $      12.616145     $      10.110605   $    8.400224     $     8.337377     $   6.208784
   Total Return *                          -39.57%              -39.19%          -5.59%***          -4.47%***       -35.78%***
   Ratio of Expenses **                      1.00%                1.00%           1.00%              1.00%            1.10%
Period ended December 31, 2007
   Unit Value                    $      20.877235     $      16.625624             n/a                n/a     $   9.843719
   Total Return *                           -3.58%               -7.74%            n/a                n/a            -4.92%***
   Ratio of Expenses **                      1.00%                1.00%            n/a                n/a             1.15%
Period ended December 31, 2006
   Unit Value                    $      21.652882     $      18.020082             n/a                n/a              n/a
   Total Return *                           13.42%               15.64%            n/a                n/a              n/a
   Ratio of Expenses **                      1.00%                1.00%            n/a                n/a              n/a
Period ended December 31, 2005
   Unit Value                    $      19.090166     $      15.583063             n/a                n/a              n/a
   Total Return *                           10.69%***             3.61%            n/a                n/a              n/a
   Ratio of Expenses **                      1.00%                1.00%            n/a                n/a              n/a
Period ended December 31, 2004
   Unit Value                    $      17.540416     $      15.040034             n/a                n/a              n/a
   Total Return *                           23.29%               14.23%            n/a                n/a              n/a
   Ratio of Expenses **                      1.15%                1.00%            n/a                n/a              n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 1, 2006.

(b)   Commencement of operations April 30, 2007.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                             JNL/                                            JNL/JPMorgan
                                        Goldman Sachs       JNL/JPMorgan     JNL/JPMorgan   U.S. Government       JNL/Lazard
                                        Short Duration     International    MidCap Growth   & Quality Bond     Emerging Markets
                                      Bond Portfolio(a)   Value Portfolio     Portfolio        Portfolio         Portfolio(a)
                                      -----------------   ---------------   -------------   ---------------    ----------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)          $          87,244   $       187,536   $      64,780   $       448,360    $        148,734
   Units Outstanding (in thousands)               8,978            19,656           5,353            26,520              21,505
   Investment Income Ratio *                       4.21%             1.94%           0.00%             2.87%               0.66%
Period ended December 31, 2007
   Net Assets (in thousands)          $          65,966   $       396,407   $     133,042   $       190,859    $        243,760
   Units Outstanding (in thousands)               6,283            22,558           6,122            11,779              17,321
   Investment Income Ratio *                       3.89%             5.66%           0.00%             3.79%               0.26%
Period ended December 31, 2006
   Net Assets (in thousands)          $          25,837   $       293,190   $     112,750   $       167,521    $         30,065
   Units Outstanding (in thousands)               2,534            18,030           5,729            10,828               2,766
   Investment Income Ratio *                       0.00%             2.37%           0.00%             0.00%               0.00%
Period ended December 31, 2005
   Net Assets (in thousands)                        n/a   $       116,828   $     120,214   $       168,504                 n/a
   Units Outstanding (in thousands)                 n/a             9,007           6,834            11,098                 n/a
   Investment Income Ratio *                        n/a              0.45%           0.27%             3.73%                 n/a
Period ended December 31, 2004
   Net Assets (in thousands)                        n/a   $        72,980   $     136,152   $       166,536                 n/a
   Units Outstanding (in thousands)                 n/a             6,276           8,176            11,036                 n/a
   Investment Income Ratio *                        n/a              1.42%           0.00%             4.24%                 n/a

                                         JNL/Lazard         JNL/Lazard         JNL/M&G         JNL/M&G         JNL/MCM
                                          Mid Cap           Small Cap       Global Basics   Global Leaders     10 x 10
                                      Equity Portfolio   Equity Portfolio    Portfolio(c)    Portfolio(c)    Portfolio(b)
                                      ----------------   ----------------   -------------   --------------   ------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)          $        110,321   $         60,108   $         552   $          366   $     88,276
   Units Outstanding (in thousands)              9,536              6,377              66               44         14,348
   Investment Income Ratio *                      1.22%              0.00%           0.00%            0.17%          1.18%
Period ended December 31, 2007
   Net Assets (in thousands)          $        214,652   $        111,168             n/a              n/a   $     50,864
   Units Outstanding (in thousands)             11,206              7,130             n/a              n/a          5,188
   Investment Income Ratio *                      5.52%              3.78%            n/a              n/a           0.00%
Period ended December 31, 2006
   Net Assets (in thousands)          $        185,662   $        127,361             n/a              n/a            n/a
   Units Outstanding (in thousands)              9,361              7,493             n/a              n/a            n/a
   Investment Income Ratio *                      2.84%              9.21%            n/a              n/a            n/a
Period ended December 31, 2005
   Net Assets (in thousands)          $        162,241   $        121,325             n/a              n/a            n/a
   Units Outstanding (in thousands)              9,282              8,217             n/a              n/a            n/a
   Investment Income Ratio *                     10.23%              5.37%            n/a              n/a            n/a
Period ended December 31, 2004
   Net Assets (in thousands)          $        133,657   $        112,999             n/a              n/a            n/a
   Units Outstanding (in thousands)              8,272              7,838             n/a              n/a            n/a
   Investment Income Ratio *                      0.18%              0.05%            n/a              n/a            n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations May 1, 2006.

(b)   Commencement of operations April 30, 2007.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                        JNL/MCM            JNL/MCM              JNL/MCM                JNL/MCM
                                    JNL/MCM           Bond Index        Communications       Consumer Brands            Dow 10
                                  25 Portfolio         Portfolio       Sector Portfolio      Sector Portfolio         Portfolio
                                  ------------       ------------      ----------------      ----------------       ------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                     $   6.083724       $  10.278779      $       2.998232      $       5.890476       $   4.740586
   Total Return *                       -37.77%             -0.28%               -41.84%               -33.70%            -48.14%
   Ratio of Expenses **                   4.00%              3.91%                 3.71%                 3.56%              4.00%
Period ended December 31, 2007
   Unit Value                     $   9.775965       $  10.307274      $       5.154877      $       8.884283       $   9.141905
   Total Return *                        -6.66%              2.31%                 0.49%               -11.10%             -2.96%
   Ratio of Expenses **                   4.00%              3.91%                 3.71%                 3.56%              4.00%
Period ended December 31, 2006
   Unit Value                     $  10.473370       $  10.074061      $       5.129986      $       9.994079       $   9.420741
   Total Return *                         7.84%             -0.32%                15.15%***              9.48%             24.49%
   Ratio of Expenses **                   4.00%              3.91%                 3.71%                 3.56%              4.00%
Period ended December 31, 2005
   Unit Value                     $   9.711698       $  10.106316      $       4.041766      $       9.128653       $   7.567178
   Total Return *                        -6.73%             -0.30%***             -2.22%                -3.04%***          -9.36%
   Ratio of Expenses **                   4.00%              3.91%                 3.21%                 3.56%              4.00%
Period ended December 31, 2004
   Unit Value                     $  10.411974       $  10.322773      $       4.133508      $       9.884514       $   8.348810
   Total Return *                        11.69%***           0.53%***             11.05%***              6.32%***           7.70%***
   Ratio of Expenses **                   4.00%             3.895%                 3.21%                 3.21%              4.00%

                                                      JNL/MCM
                                    JNL/MCM           Enhanced           JNL/MCM             JNL/MCM             JNL/MCM
                                  Dow Dividend      S&P 500 Stock      European 30          Financial           Global 15
                                  Portfolio(a)     Index Portfolio     Portfolio(b)      Sector Portfolio       Portfolio
                                  ------------     ---------------     ------------      ----------------     ------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                     $   4.910643     $      4.909712     $   8.579682      $       4.785452     $   7.709450
   Total Return *                       -42.83%***          -40.13%           -9.36%***            -52.39%          -50.53%
   Ratio of Expenses **                   3.61%               3.80%           2.295%                 3.61%            4.00%
Period ended December 31, 2007
   Unit Value                     $  10.068067     $      8.200194              n/a      $      10.052315     $  15.585405
   Total Return *                       -13.16%              -0.13%             n/a                -20.31%            6.74%
   Ratio of Expenses **                  3.545%               3.80%             n/a                  3.61%            4.00%
Period ended December 31, 2006
   Unit Value                     $  11.593769     $      8.210535              n/a      $      12.613960     $  14.601799
   Total Return *                         2.15%***           12.49%             n/a                 14.49%           34.63%
   Ratio of Expenses **                  3.545%               3.80%             n/a                  3.61%            4.00%
Period ended December 31, 2005
   Unit Value                              n/a     $      7.298669              n/a      $      11.017663     $  10.845521
   Total Return *                          n/a                0.37%             n/a                  7.04%***         5.88%
   Ratio of Expenses **                    n/a                3.80%             n/a                  3.61%            4.00%
Period ended December 31, 2004
   Unit Value                              n/a     $      7.272051              n/a      $      11.007919     $  10.243321
   Total Return *                          n/a                4.45%***          n/a                  7.90%***        21.26%***
   Ratio of Expenses **                    n/a                3.80%             n/a                  3.21%            4.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                   JNL/MCM           JNL/MCM               JNL/MCM             JNL/MCM
                                    JNL/MCM       Bond Index       Communications       Consumer Brands         Dow 10
                                  25 Portfolio     Portfolio      Sector Portfolio      Sector Portfolio       Portfolio
                                  ------------   ------------     ----------------      ----------------     ------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                     $   8.088140   $  12.587951     $       3.879092      $       7.513185     $   6.302564
   Total Return *                       -35.87%          2.66%              -40.24%               -31.98%          -46.57%
   Ratio of Expenses **                   1.00%          1.00%                1.00%                 1.00%            1.00%
Period ended December 31, 2007
   Unit Value                     $  12.612726   $  12.261238     $       6.491019      $      11.045267     $  11.794827
   Total Return *                        -3.80%          5.36%                3.26%***             -8.79%            0.01%
   Ratio of Expenses **                   1.00%          1.00%                1.00%                 1.00%            1.00%
Period ended December 31, 2006
   Unit Value                     $  13.110972   $  11.637195     $       6.286020      $      12.109280     $  11.793390
   Total Return *                        11.12%          2.62%               35.64%                12.31%           28.28%
   Ratio of Expenses **                   1.00%          1.00%                1.10%                 1.00%            1.00%
Period ended December 31, 2005
   Unit Value                     $  11.799121   $  11.340550     $       4.634201      $      10.781848     $   9.193764
   Total Return *                        -3.89%          0.84%               -0.14%                -0.10%***         6.61%
   Ratio of Expenses **                   1.00%          1.00%                1.10%                 1.00%            1.00%
Period ended December 31, 2004
   Unit Value                     $  12.277074   $  11.246377     $       4.640711      $      11.068600     $   9.844389
   Total Return *                        20.69%          1.04%***            -0.23%***              8.83%            1.84%
   Ratio of Expenses **                   1.00%          1.00%                1.10%                 1.15%            1.00%

                                                       JNL/MCM
                                      JNL/MCM          Enhanced        JNL/MCM             JNL/MCM             JNL/MCM
                                   Dow Dividend      S&P 500 Stock    European 30          Financial          Global 15
                                   Portfolio(a)     Index Portfolio   Portfolio(b)     Sector Portfolio       Portfolio
                                   ------------     ---------------   ------------     ----------------     ------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                      $   5.304558     $      6.429082   $   8.602749     $       6.132779     $  10.249580
   Total Return *                        -49.87%             -38.43%         -7.01%***           -51.14%          -49.03%
   Ratio of Expenses **                    1.00%               1.00%          1.15%                1.00%            1.00%
Period ended December 31, 2007
   Unit Value                      $  10.581265     $     10.441324            n/a     $      12.550628     $  20.108100
   Total Return *                        -10.83%***            2.73%           n/a               -18.19%***        10.01%
   Ratio of Expenses **                    1.00%               1.00%           n/a                 1.00%            1.00%
Period ended December 31, 2006
   Unit Value                      $  11.865620     $     10.164248            n/a     $      15.340976     $  18.279250
   Total Return *                         18.66%***           15.68%           n/a                18.64%           38.72%
   Ratio of Expenses **                    1.10%               1.00%           n/a                 1.15%            1.00%
Period ended December 31, 2005
   Unit Value                               n/a     $      8.786572            n/a     $      12.930662     $  13.176756
   Total Return *                           n/a                3.21%           n/a                 4.90%            9.09%
   Ratio of Expenses **                     n/a                1.00%           n/a                 1.15%            1.00%
Period ended December 31, 2004
   Unit Value                               n/a     $      8.513429            n/a     $      12.326584     $  12.078281
   Total Return *                           n/a               10.16%           n/a                12.19%           26.84%
   Ratio of Expenses **                     n/a                1.00%           n/a                 1.15%            1.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                      JNL/MCM         JNL/MCM             JNL/MCM        JNL/MCM
                                        JNL/MCM      Bond Index    Communications     Consumer Brands    Dow 10
                                      25 Portfolio   Portfolio    Sector Portfolio   Sector Portfolio   Portfolio
                                      ------------   ----------   ----------------   ----------------   ---------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)           $   326,726   $  314,498   $       27,618     $         22,306   $ 335,675
   Units Outstanding (in thousands)         42,986       26,242            7,623                3,172      56,632
   Investment Income Ratio *                  3.13%        4.39%            4.39%                0.34%       0.00%
Period ended December 31, 2007
   Net Assets (in thousands)           $   689,744   $  303,352   $       82,006     $         17,959   $ 815,547
   Units Outstanding (in thousands)         57,881       25,866           13,425                1,719      73,139
   Investment Income Ratio *                  1.64%        4.40%            4.21%                0.49%       0.00%
Period ended December 31, 2006
   Net Assets (in thousands)           $   707,449   $  231,059   $       53,066     $         22,722   $ 848,141
   Units Outstanding (in thousands)         56,752       20,619            8,876                1,967      75,604
   Investment Income Ratio *                  0.00%        2.20%            2.29%                0.22%       0.00%
Period ended December 31, 2005
   Net Assets (in thousands)           $   547,728   $  169,206   $       12,982     $         17,930   $ 547,103
   Units Outstanding (in thousands)         48,527       15,411            2,866                1,727      62,187
   Investment Income Ratio *                  0.00%        2.91%            9.45%                1.73%       0.00%
Period ended December 31, 2004
   Net Assets (in thousands)           $   411,612   $  111,204   $       16,654     $         14,748   $ 429,753
   Units Outstanding (in thousands)         34,713       10,126            3,666                1,356      45,137
   Investment Income Ratio *                  0.00%        0.39%            0.01%                0.00%       0.00%

                                                         JNL/MCM
                                        JNL/MCM         Enhanced         JNL/MCM          JNL/MCM          JNL/MCM
                                      Dow Dividend    S&P 500 Stock    European 30       Financial        Global 15
                                      Portfolio(a)   Index Portfolio   Portfolio(b)   Sector Portfolio    Portfolio
                                      ------------   ---------------   ------------   ----------------   -----------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)          $    187,965   $        42,727   $        393   $         72,120   $   523,597
   Units Outstanding (in thousands)         36,151             6,841             46             12,618        54,392
   Investment Income Ratio *                  0.45%             1.56%          0.76%              1.76%         0.00%
Period ended December 31, 2007
   Net Assets (in thousands)          $    381,088   $        79,149            n/a   $         51,640   $ 1,308,355
   Units Outstanding (in thousands)         36,492             7,793            n/a              4,371        68,945
   Investment Income Ratio *                  0.00%             1.59%           n/a               1.53%         0.00%
Period ended December 31, 2006
   Net Assets (in thousands)          $    278,475   $        66,622            n/a   $         66,020   $ 1,120,821
   Units Outstanding (in thousands)         23,593             6,531            n/a              4,511        64,547
   Investment Income Ratio *                  0.00%             6.96%           n/a               1.37%         0.00%
Period ended December 31, 2005
   Net Assets (in thousands)                   n/a   $        51,576            n/a   $         37,388   $   639,572
   Units Outstanding (in thousands)            n/a             5,773            n/a              2,987        50,759
   Investment Income Ratio *                   n/a             5.94%            n/a               1.82%         0.00%
Period ended December 31, 2004
   Net Assets (in thousands)                   n/a   $        58,425            n/a   $         28,505   $   395,535
   Units Outstanding (in thousands)            n/a             6,653            n/a              2,369        33,886
   Investment Income Ratio *                   n/a             0.36%            n/a               0.07%         0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                       JNL/MCM            JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM
                                     Healthcare           Index 5        International         JNL 5         JNL Optimized
                                  Sector Portfolio     Portfolio(c)     Index Portfolio     Portfolio(a)     5 Portfolio(b)
                                  ----------------     ------------     ---------------     ------------     --------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                     $       7.859728     $   6.641190     $      9.690621     $   7.171980     $     6.012211
   Total Return *                           -25.89%          -29.78%***          -45.10%          -44.62%            -48.04%
   Ratio of Expenses **                       3.56%            3.26%              3.895%           3.695%             3.695%
Period ended December 31, 2007
   Unit Value                     $      10.605473     $   9.793444     $     17.652756     $  12.950761     $    11.569752
   Total Return *                             3.78%           -4.03%***            6.15%           -2.26%             13.27%***
   Ratio of Expenses **                       3.56%            3.11%              3.895%           3.695%             3.695%
Period ended December 31, 2006
   Unit Value                     $      10.218724              n/a     $     16.629925     $  13.250811     $    10.602318
   Total Return *                             2.56%             n/a               20.79%           14.52%             12.32%***
   Ratio of Expenses **                       3.56%             n/a               3.895%           3.695%              3.26%
Period ended December 31, 2005
   Unit Value                     $       9.963495              n/a     $     13.767148     $  11.570828                n/a
   Total Return *                             5.18%***          n/a                8.99%            7.65%** *           n/a
   Ratio of Expenses **                       3.56%             n/a               3.895%           3.695%               n/a
Period ended December 31, 2004
   Unit Value                     $       9.693345              n/a     $     12.631192     $  10.865550                n/a
   Total Return *                            -0.43%***          n/a               12.88%***         3.95%** *           n/a
   Ratio of Expenses **                       3.41%             n/a               3.895%           3.095%               n/a

                                     JNL/MCM            JNL/MCM              JNL/MCM             JNL/MCM           JNL/MCM
                                    Nasdaq 25      NYSE International        Oil & Gas         Pacific Rim 30       S&P 10
                                  Portfolio(a)      25 Portfolio(c)       Sector Portfolio       Portfolio(d)      Portfolio
                                  ------------     ------------------     ----------------     --------------     -----------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                     $   6.734775     $         5.970626     $      18.046281     $     9.546820     $   5.609372
   Total Return *                       -43.59%                -47.72%              -40.25%             12.07%***      -51.61%
   Ratio of Expenses **                   3.61%                  3.36%                3.91%              2.36%           4.00%
Period ended December 31, 2007
   Unit Value                     $  11.938104     $        11.419846     $      30.200568                n/a     $ 11.591185
   Total Return *                        14.83%                  9.11%***            30.07%               n/a            0.89%
   Ratio of Expenses **                   3.61%                  3.36%                3.91%               n/a            4.00%
Period ended December 31, 2006
   Unit Value                     $  10.396119                    n/a     $      23.218669                n/a     $ 11.488758
   Total Return *                         1.04%                   n/a                16.17%               n/a            0.57%
   Ratio of Expenses **                   3.61%                   n/a                 3.91%               n/a            4.00%
Period ended December 31, 2005
   Unit Value                     $  10.289532                    n/a     $      19.986224                n/a     $ 11.424088
   Total Return *                         1.68%***                n/a                -7.10%***            n/a           31.89%
   Ratio of Expenses **                   3.61%                   n/a                 3.91%               n/a            4.00%
Period ended December 31, 2004
   Unit Value                     $  10.787801                    n/a     $      15.647043                n/a     $  8.661826
   Total Return *                         1.94%***                n/a                15.27%***            n/a           15.39%***
   Ratio of Expenses **                   3.15%                   n/a                 3.41%               n/a            4.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                      JNL/MCM             JNL/MCM            JNL/MCM          JNL/MCM           JNL/MCM
                                     Healthcare           Index 5         International        JNL 5         JNL Optimized
                                  Sector Portfolio      Portfolio(c)     Index Portfolio   Portfolio(a)     5 Portfolio(b)
                                 -----------------     -------------     ---------------  -------------     ---------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                    $       10.024957     $    6.885272     $     11.853967   $   8.040449     $      6.460537
   Total Return *                           -23.97%           -28.18%***          -43.49%        -43.11%             -46.62%
   Ratio of Expenses **                       1.00%             1.10%               1.00%          1.00%               1.00%
Period ended December 31, 2007
   Unit Value                    $       13.185167     $    9.923123     $     20.977377   $  14.132910     $     12.101901
   Total Return *                             6.49%             1.36%***            9.29%          0.42%               2.26%***
   Ratio of Expenses **                       1.00%             1.15%               1.00%          1.00%               1.00%
Period ended December 31, 2006
   Unit Value                    $       12.381483               n/a     $     19.194913   $  14.073753     $     10.751698
   Total Return *                             5.21%              n/a               24.33%         17.64%               7.09%***
   Ratio of Expenses **                       1.00%              n/a                1.00%          1.00%               1.15%
Period ended December 31, 2005
   Unit Value                    $       11.767904               n/a     $     15.438331   $  11.963532                 n/a
   Total Return *                             8.74%***           n/a               12.19%         -0.31%***             n/a
   Ratio of Expenses **                       1.00%              n/a                1.00%          1.00%                n/a
Period ended December 31, 2004
   Unit Value                    $       10.984570               n/a     $     13.761360   $  10.917908                 n/a
   Total Return *                             0.67%***           n/a               18.30%          2.51%***             n/a
   Ratio of Expenses **                       1.10%              n/a                1.00%          1.10%                n/a

                                   JNL/MCM             JNL/MCM               JNL/MCM                JNL/MCM          JNL/MCM
                                  Nasdaq 25       NYSE International        Oil & Gas           Pacific Rim 30        S&P 10
                                 Portfolio(a)       25 Portfolio(c)      Sector Portfolio        Portfolio(d)       Portfolio
                                 ------------     ------------------     -----------------      --------------     -------------
LOWEST EXPENSE RATIO
Period ended December 31, 2008
   Unit Value                    $   7.523099     $         6.210757     $       23.795171      $     9.573796     $    7.457573
   Total Return *                      -26.43%***             -40.36%***            -38.48%               0.87%***        -50.13%
   Ratio of Expenses **                  1.00%                  1.00%                 1.00%               1.15%             1.00%
Period ended December 31, 2007
   Unit Value                    $  12.949952     $        11.594407     $       38.679651                 n/a     $   14.954809
   Total Return *                       17.77%                 12.01%***             33.93%                n/a              3.98%
   Ratio of Expenses **                  1.10%                  1.10%                 1.00%                n/a              1.00%
Period ended December 31, 2006
   Unit Value                    $  10.996216                    n/a     $       28.880108                 n/a     $   14.382183
   Total Return *                        3.60%                   n/a                 19.59%                n/a              3.62%
   Ratio of Expenses **                  1.10%                   n/a                  1.00%                n/a              1.00%
Period ended December 31, 2005
   Unit Value                    $  10.614405                    n/a     $       24.148719                 n/a     $   13.879669
   Total Return *                       -2.09%                   n/a                 35.51%***             n/a             35.89%
   Ratio of Expenses **                  1.10%                   n/a                  1.00%                n/a              1.00%
Period ended December 31, 2004
   Unit Value                    $  10.841214                    n/a     $       17.733168                 n/a     $   10.213546
   Total Return *                       -0.85%***                n/a                 -0.66%***             n/a             16.50%
   Ratio of Expenses **                  1.10%                   n/a                  1.10%                n/a              1.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                          JNL/MCM              JNL/MCM           JNL/MCM            JNL/MCM         JNL/MCM
                                         Healthcare            Index 5        International          JNL 5       JNL Optimized
                                      Sector Portfolio      Portfolio(c)     Index Portfolio     Portfolio(a)   5 Portfolio(b)
                                      ----------------    ----------------   ---------------    -------------   --------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)          $        118,315    $         56,123   $       296,336    $   2,750,040   $      288,762
   Units Outstanding (in thousands)             12,595               8,223            26,077          351,715           45,495
   Investment Income Ratio *                      0.82%               1.35%             2.07%            2.19%            0.01%
Period ended December 31, 2007
   Net Assets (in thousands)          $        106,519    $         27,920   $       554,883    $   5,208,867   $      375,799
   Units Outstanding (in thousands)              8,577               2,824            27,401          376,758           31,420
   Investment Income Ratio *                      0.80%               0.00%             2.83%            2.12%            3.74%
Period ended December 31, 2006
   Net Assets (in thousands)          $         80,719                 n/a   $       457,401    $   3,510,402   $       83,942
   Units Outstanding (in thousands)              6,873                 n/a            24,461          253,347            7,834
   Investment Income Ratio *                      0.58%                n/a              3.16%            0.43%            0.85%
Period ended December 31, 2005
   Net Assets (in thousands)          $         73,969                 n/a   $       270,319    $   1,178,139              n/a
   Units Outstanding (in thousands)              6,571                 n/a            17,823           99,440              n/a
   Investment Income Ratio *                      0.84%                n/a              2.95%            0.05%             n/a
Period ended December 31, 2004
   Net Assets (in thousands)          $         39,865                 n/a   $       162,270    $      81,383              n/a
   Units Outstanding (in thousands)              3,742                 n/a            11,867            7,460              n/a
   Investment Income Ratio *                      0.00%                n/a              0.13%            0.60%             n/a

                                          JNL/MCM              JNL/MCM             JNL/MCM            JNL/MCM        JNL/MCM
                                         Nasdaq 25         NYSE International      Oil & Gas       Pacific Rim 30     S&P 10
                                        Portfolio(a)        25 Portfolio(c)     Sector Portfolio    Portfolio(d)    Portfolio
                                      ----------------    -------------------   ----------------   --------------   ----------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)          $         52,148    $            50,700   $        303,559   $          489   $  319,741
   Units Outstanding (in thousands)              7,151                  8,265             13,755               51       45,660
   Investment Income Ratio *                      0.02%                  0.01%              0.56%            0.00%        0.00%
Period ended December 31, 2007
   Net Assets (in thousands)          $        106,385    $            63,561   $        443,808              n/a   $  833,493
   Units Outstanding (in thousands)              8,393                  5,504             12,229              n/a       58,973
   Investment Income Ratio *                      0.00%                  6.89%              1.09%             n/a         0.00%
Period ended December 31, 2006
   Net Assets (in thousands)          $         65,396                    n/a   $        282,036              n/a   $  803,247
   Units Outstanding (in thousands)              6,035                    n/a             10,353              n/a       58,733
   Investment Income Ratio *                      0.00%                   n/a               1.23%             n/a         0.00%
Period ended December 31, 2005
   Net Assets (in thousands)          $         42,128                    n/a   $        173,953              n/a   $  694,989
   Units Outstanding (in thousands)              4,002                    n/a              7,593              n/a       52,332
   Investment Income Ratio *                      0.00%                   n/a               2.75%             n/a         0.00%
Period ended December 31, 2004
   Net Assets (in thousands)          $          9,084                    n/a   $         52,129              n/a   $  361,642
   Units Outstanding (in thousands)                838                    n/a              3,035              n/a       36,652
   Investment Income Ratio *                      0.00%                   n/a               0.00%             n/a         0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                   JNL/MCM            JNL/MCM             JNL/MCM            JNL/MCM              JNL/MCM
                                    S&P 24        S&P 400 MidCap          S&P 500            S&P SMid         Select Small-Cap
                                 Portfolio(b)     Index Portfolio     Index Portfolio     60 Portfolio(c)         Portfolio
                                 ------------     ---------------     ---------------     ---------------     ----------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                    $   6.831992     $      8.422212     $      6.564522     $      5.911605     $       8.735721
   Total Return *                       -5.28%***          -39.97%             -40.02%             -32.38%              -42.41%
   Ratio of Expenses **                  3.26%              3.895%              3.895%              3.145%                4.00%
Period ended December 31, 2007
   Unit Value                    $  10.513577     $     14.029655     $     10.945285     $      8.742381     $      15.168172
   Total Return *                       -1.17%***            3.32%               0.87%              -1.08%***          -13.98%
   Ratio of Expenses **                 3.145%              3.895%              3.895%              3.145%                4.00%
Period ended December 31, 2006
   Unit Value                    $  10.104177     $     13.578314     $     10.850789                 n/a     $      17.633309
   Total Return *                        0.00%               5.51%              10.69%                n/a                 5.20%
   Ratio of Expenses **                 2.895%              3.895%              3.895%                n/a                 4.00%
Period ended December 31, 2005
   Unit Value                             n/a     $     12.869369     $      9.802793                 n/a     $      16.761938
   Total Return *                         n/a                7.71%               0.40%                n/a                 4.66%
   Ratio of Expenses **                   n/a               3.895%              3.895%                n/a                 4.00%
Period ended December 31, 2004
   Unit Value                             n/a     $     11.947627     $      9.763928                 n/a     $      16.015281
   Total Return *                         n/a                8.47%***            5.24%***             n/a                 4.35%***
   Ratio of Expenses **                   n/a               3.895%              3.895%                n/a                 4.00%

                                                                                                                     JNL/
                                     JNL/MCM             JNL/MCM             JNL/MCM                              Oppenheimer
                                    Small Cap           Technology        Value Line 30         JNL/MCM          Global Growth
                                 Index Portfolio     Sector Portfolio      Portfolio(a)     VIP Portfolio(a)       Portfolio
                                 ---------------     ----------------     -------------     ----------------     -------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                    $      8.172661     $       3.163917     $    8.429241     $       7.473857     $    7.568122
   Total Return *                         -37.41%              -45.48%           -49.35%              -44.76%           -42.96%
   Ratio of Expenses **                    3.895%                3.71%            3.695%                3.51%             3.61%
Period ended December 31, 2007
   Unit Value                    $     13.058461     $       5.803200     $   16.642550     $      13.529815     $   13.268141
   Total Return *                          -5.87%               10.37%            15.13%                6.91%             2.54%
   Ratio of Expenses **                    3.895%                3.71%            3.695%                3.51%             3.61%
Period ended December 31, 2006
   Unit Value                    $     13.872382     $       5.258183     $   14.455154     $      12.655538     $   12.940106
   Total Return *                          13.01%                5.38%            -6.36%***             8.31%            12.82%
   Ratio of Expenses **                    3.895%                3.71%            3.695%                3.51%             3.61%
Period ended December 31, 2005
   Unit Value                    $     12.275325     $       4.989541     $   15.224490     $      11.684904     $   11.469210
   Total Return *                           0.25%                0.00%***         18.82%***             8.42%***          5.39%***
   Ratio of Expenses **                    3.895%                3.71%             3.61%                3.51%             3.61%
Period ended December 31, 2004
   Unit Value                    $     12.244585     $       5.197926     $   11.381625     $      11.031481     $   10.553022
   Total Return *                           9.54%***             1.14%***          2.50%***             2.75%***         13.03%***
   Ratio of Expenses **                    3.895%                3.21%             3.21%                3.21%             3.41%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                    JNL/MCM            JNL/MCM            JNL/MCM            JNL/MCM               JNL/MCM
                                     S&P 24        S&P 400 MidCap         S&P 500           S&P SMid          Select Small-Cap
                                  Portfolio(b)     Index Portfolio    Index Portfolio    60 Portfolio(c)          Portfolio
                                 -------------     ---------------    ---------------    ---------------      ----------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                    $    7.257030     $     10.302385    $      8.029980    $      6.127313      $      11.614036
   Total Return *                       -22.00%***          -38.21%            -38.26%            -25.70%***            -40.65%
   Ratio of Expenses **                   1.00%               1.00%              1.00%              1.00%                 1.00%
Period ended December 31, 2007
   Unit Value                    $   10.878501     $     16.671900    $     13.006640    $      8.863185      $      19.569867
   Total Return *                         6.39%               6.38%              3.85%            -13.45%***            -11.35%
   Ratio of Expenses **                   1.10%               1.00%              1.00%              1.10%                 1.00%
Period ended December 31, 2006
   Unit Value                    $   10.225154     $     15.672619    $     12.524398                n/a      $      22.074332
   Total Return *                         2.25%***            8.60%             13.93%               n/a                  8.39%
   Ratio of Expenses **                   1.10%               1.00%              1.00%               n/a                  1.00%
Period ended December 31, 2005
   Unit Value                              n/a     $     14.431578    $     10.992756                n/a      $      20.364977
   Total Return *                          n/a               10.87%              3.34%               n/a                  7.84%
   Ratio of Expenses **                    n/a                1.00%              1.00%               n/a                  1.00%
Period ended December 31, 2004
   Unit Value                              n/a     $     13.016647    $     10.637567                n/a      $      18.884179
   Total Return *                          n/a               14.63%              8.97%               n/a                 11.46%
   Ratio of Expenses **                    n/a                1.00%              1.00%               n/a                  1.00%

                                                                                                                    JNL/
                                     JNL/MCM            JNL/MCM            JNL/MCM                              Oppenheimer
                                    Small Cap         Technology        Value Line 30         JNL/MCM          Global Growth
                                 Index Portfolio   Sector Portfolio      Portfolio(a)     VIP Portfolio(a)        Portfolio
                                 ---------------   ----------------     -------------     ----------------     -------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                    $      9.997206   $       4.093468     $    9.450010     $       8.313699     $    9.246087
   Total Return *                         -35.58%            -43.98%           -47.97%              -39.16%***        -41.45%
   Ratio of Expenses **                     1.00%              1.00%             1.00%                1.00%            1.00%
Period ended December 31, 2007
   Unit Value                    $     15.517913   $       7.307406     $   18.161781     $      14.629951     $   15.792289
   Total Return *                          -3.09%             13.41%            18.29%                9.54%             5.26%
   Ratio of Expenses **                     1.00%              1.00%             1.00%                1.10%             1.00%
Period ended December 31, 2006
   Unit Value                    $     16.012149   $       6.443138     $   15.352958     $      13.356133     $   15.002894
   Total Return *                          16.32%              8.27%            -2.36%               10.94%            15.80%
   Ratio of Expenses **                     1.00%              1.00%             1.00%                1.10%             1.00%
Period ended December 31, 2005
   Unit Value                    $     13.765517   $       5.950916     $   15.724123     $      12.038914     $   12.955865
   Total Return *                           3.19%              8.47%***         37.42%                8.58%            12.61%
   Ratio of Expenses **                     1.00%              1.00%             1.00%                1.10%             1.00%
Period ended December 31, 2004
   Unit Value                    $     13.340256   $       5.835762     $   11.442423     $      11.087700     $   11.504893
   Total Return *                          16.26%              0.30%***          8.45%***             0.16%***         16.76%
   Ratio of Expenses **                     1.00%              1.10%             1.00%                1.10%             1.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                        JNL/MCM          JNL/MCM          JNL/MCM           JNL/MCM            JNL/MCM
                                         S&P 24       S&P 400 MidCap      S&P 500          S&P SMid        Select Small-Cap
                                      Portfolio(b)   Index Portfolio   Index Portfolio   60 Portfolio(c)      Portfolio
                                      ------------   ---------------   ---------------   ---------------   ----------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)          $     25,914   $       235,462   $       352,980   $        40,940   $        298,383
   Units Outstanding (in thousands)          3,643            23,887            45,784             6,769             27,339
   Investment Income Ratio *                  0.00%             1.06%             1.65%             0.01%              0.28%
Period ended December 31, 2007
   Net Assets (in thousands)          $     22,726   $       414,090   $       561,046   $        32,447   $        628,445
   Units Outstanding (in thousands)          2,111            25,780            44,590             3,676             34,012
   Investment Income Ratio *                  0.00%             1.20%             1.41%             5.03%              7.92%
Period ended December 31, 2006
   Net Assets (in thousands)          $     17,704   $       349,594   $       506,064               n/a   $        700,093
   Units Outstanding (in thousands)          1,737            22,952            41,376               n/a             33,390
   Investment Income Ratio *                  0.00%             1.35%             1.51%              n/a               0.00%
Period ended December 31, 2005
   Net Assets (in thousands)                   n/a   $       264,156   $       380,518               n/a   $        546,751
   Units Outstanding (in thousands)            n/a            18,676            35,107               n/a             28,099
   Investment Income Ratio *                   n/a              1.58%             1.39%              n/a               0.00%
Period ended December 31, 2004
   Net Assets (in thousands)                   n/a   $       185,042   $       286,238               n/a   $        356,177
   Units Outstanding (in thousands)            n/a            14,331            26,949               n/a             19,549
   Investment Income Ratio *                   n/a              0.01%             1.60%              n/a               0.00%

                                                                                                                   JNL/
                                          JNL/MCM            JNL/MCM           JNL/MCM                          Oppenheimer
                                         Small Cap         Technology       Value Line 30        JNL/MCM       Global Growth
                                      Index Portfolio   Sector Portfolio     Portfolio(a)   VIP Portfolio(a)     Portfolio
                                      ---------------   ----------------    -------------   ----------------   -------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)          $       193,801   $         49,761    $     517,873   $        228,217   $     104,997
   Units Outstanding (in thousands)            20,221             13,023           56,424             28,250          11,924
   Investment Income Ratio *                     1.28%              0.02%            0.30%              1.50%           1.34%
Period ended December 31, 2007
   Net Assets (in thousands)          $       316,673   $         99,763    $   1,099,740   $        422,290   $     196,599
   Units Outstanding (in thousands)            21,146             14,472           61,931             29,419          13,002
   Investment Income Ratio *                     1.36%              0.09%            0.00%              3.04%           1.06%
Period ended December 31, 2006
   Net Assets (in thousands)          $       310,494   $         59,686    $     822,800   $        413,219   $     180,942
   Units Outstanding (in thousands)            19,903              9,646           54,436             31,351          12,505
   Investment Income Ratio *                     1.59%              0.09%            0.00%              0.52%           0.52%
Period ended December 31, 2005
   Net Assets (in thousands)          $       217,908   $         45,266    $     451,873   $        225,951   $     124,849
   Units Outstanding (in thousands)            16,115              7,874           28,983             18,905           9,918
   Investment Income Ratio *                     2.05%              1.60%            0.00%              0.55%           0.25%
Period ended December 31, 2004
   Net Assets (in thousands)          $       162,490   $         29,545    $      33,044   $         21,516   $     100,400
   Units Outstanding (in thousands)            12,205              5,149            2,890              1,943           8,904
   Investment Income Ratio *                     0.00%              0.00%            0.00%              0.37%           0.16%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                            JNL/
                                   JNL/PAM          JNL/PAM          JNL/PIMCO          JNL/PIMCO       PPM America
                                Asia ex-Japan      China-India      Real Return       Total Return      Core Equity
                                 Portfolio(b)     Portfolio(b)      Portfolio(a)     Bond Portfolio      Portfolio
                                -------------     ------------     -------------     --------------     -----------
Highest expense ratio
Period ended December 31, 2008
    Unit Value                  $    4.725637     $   4.086552     $    9.960680     $    11.574992     $  9.975828
    Total Return *                     -49.80%***       -50.99%***        -11.52%***          -3.45%         -42.47%
    Ratio of Expenses **                 3.21%            3.21%            3.545%              3.91%           3.36%
Period ended December 31, 2007
    Unit Value                            n/a              n/a     $   10.761052     $    11.988650     $ 17.339977
    Total Return *                        n/a              n/a              5.72%***           4.07%         -10.33%
    Ratio of Expenses **                  n/a              n/a            3.145%               3.91%           3.36%
Period ended December 31, 2006
    Unit Value                            n/a              n/a               n/a     $    11.519490     $ 19.337160
    Total Return *                        n/a              n/a               n/a              -0.48%          10.00%
    Ratio of Expenses **                  n/a              n/a               n/a               3.91%           3.36%
Period ended December 31, 2005
    Unit Value                            n/a              n/a               n/a     $    11.575526     $ 17.579695
    Total Return *                        n/a              n/a               n/a              -0.56%***        2.30%***
    Ratio of Expenses **                  n/a              n/a               n/a               3.91%           3.36%
Period ended December 31, 2004
    Unit Value                            n/a              n/a               n/a     $    11.926497     $ 17.207404
    Total Return *                        n/a              n/a               n/a               1.88%***       12.96%***
    Ratio of Expenses **                  n/a              n/a               n/a               3.71%           3.06%

                                     JNL/              JNL/                JNL/              JNL/               JNL/
                                 PPM America        PPM America        PPM America        PPM America     Red Rocks Listed
                                  High Yield       Mid Cap Value     Small Cap Value     Value Equity      Private Equity
                                Bond Portfolio      Portfolio(b)       Portfolio(b)        Portfolio        Portfolio(c)
                                --------------     -------------     ---------------     ------------     ----------------
Highest expense ratio
Period ended December 31, 2008
    Unit Value                  $     7.488176     $    5.576767     $      6.178402     $   8.304331     $       5.901213
    Total Return *                      -33.21%           -47.15%***          -33.43%***       -49.03%              -24.84%***
    Ratio of Expenses **                  3.61%             2.91%               2.91%            3.51%               3.095%
Period ended December 31, 2007
    Unit Value                  $    11.211535               n/a                 n/a     $  16.293261                  n/a
    Total Return *                       -4.63%              n/a                 n/a            -7.99%***              n/a
    Ratio of Expenses **                  3.61%              n/a                 n/a             3.51%                 n/a
Period ended December 31, 2006
    Unit Value                  $    11.755761               n/a                 n/a     $  15.286772                  n/a
    Total Return *                        5.00%***           n/a                 n/a             9.27%                 n/a
    Ratio of Expenses **                  3.61%              n/a                 n/a            3.395%                 n/a
Period ended December 31, 2005
    Unit Value                  $    11.070629               n/a                 n/a     $  16.589654                  n/a
    Total Return *                       -1.13%***           n/a                 n/a             2.22%***              n/a
    Ratio of Expenses **                  3.56%              n/a                 n/a            3.395%                 n/a
Period ended December 31, 2004
    Unit Value                  $    11.593620               n/a                 n/a     $  16.757063                  n/a
    Total Return *                        0.99%***           n/a                 n/a             8.02%***              n/a
    Ratio of Expenses **                  3.16%              n/a                 n/a            3.145%                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations March 31, 2008.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                          JNL/
                                   JNL/PAM          JNL/PAM         JNL/PIMCO          JNL/PIMCO      PPM America
                                Asia ex-Japan     China-India       Real Return       Total Return    Core Equity
                                 Portfolio(b)     Portfolio(b)      Portfolio(a)     Bond Portfolio    Portfolio
                                -------------     ------------     -------------     --------------   -----------
Lowest expense ratio
Period ended December 31, 2008
    Unit Value                  $    4.833989     $   4.180148     $   10.469333     $    15.867781   $ 13.482237
    Total Return *                     -47.99%***       -49.76%***         -8.88%***          -0.60%       -41.18%
    Ratio of Expenses **                 1.10%            1.10%             1.00%              1.00%         1.15%
Period ended December 31, 2007
    Unit Value                            n/a              n/a     $   10.973974     $    15.963557   $ 22.922528
    Total Return *                        n/a              n/a              9.72%***           7.16%        -8.31%
    Ratio of Expenses **                  n/a              n/a             1.10%               1.00%         1.15%
Period ended December 31, 2006
    Unit Value                            n/a              n/a               n/a     $    14.896380   $ 25.000877
    Total Return *                        n/a              n/a               n/a               2.45%        12.45%
    Ratio of Expenses **                  n/a              n/a               n/a               1.00%         1.15%
Period ended December 31, 2005
    Unit Value                            n/a              n/a               n/a     $    14.540662   $ 22.233139
    Total Return *                        n/a              n/a               n/a               1.29%         7.51%
    Ratio of Expenses **                  n/a              n/a               n/a               1.00%         1.15%
Period ended December 31, 2004
    Unit Value                            n/a              n/a               n/a     $    14.354794   $ 20.680819
    Total Return *                        n/a              n/a               n/a               3.41%        11.75%
    Ratio of Expenses **                  n/a              n/a               n/a               1.00%         1.15%

                                     JNL/               JNL/               JNL/              JNL/               JNL/
                                  PPM America       PPM America        PPM America        PPM America     Red Rocks Listed
                                  High Yield       Mid Cap Value     Small Cap Value     Value Equity      Private Equity
                                Bond Portfolio      Portfolio(b)       Portfolio(b)        Portfolio        Portfolio(c)
                                --------------     -------------     ---------------     ------------     ----------------
Lowest expense ratio
Period ended December 31, 2008
    Unit Value                  $     9.942050     $    5.653172     $      6.263202     $  11.536294     $       5.930376
    Total Return *                      -31.44%           -47.05%***          -40.61%***       -47.79%              -31.82%***
    Ratio of Expenses **                  1.00%             1.10%               1.10%            1.10%                1.00%
Period ended December 31, 2007
    Unit Value                  $    14.502044               n/a                 n/a     $  22.095438                  n/a
    Total Return *                       -2.09%              n/a                 n/a            -6.66%                 n/a
    Ratio of Expenses **                  1.00%              n/a                 n/a             1.10%                 n/a
Period ended December 31, 2006
    Unit Value                  $    14.812194               n/a                 n/a     $  23.672826                  n/a
    Total Return *                        9.42%              n/a                 n/a            11.79%                 n/a
    Ratio of Expenses **                  1.00%              n/a                 n/a             1.10%                 n/a
Period ended December 31, 2005
    Unit Value                  $    13.537400               n/a                 n/a     $  21.175540                  n/a
    Total Return *                        0.68%              n/a                 n/a             9.10%***              n/a
    Ratio of Expenses **                  1.00%              n/a                 n/a             1.10%                 n/a
Period ended December 31, 2004
    Unit Value                  $    13.446454               n/a                 n/a     $  20.312647                  n/a
    Total Return *                        3.01%***           n/a                 n/a             8.50%                 n/a
    Ratio of Expenses **                  1.00%              n/a                 n/a             1.15%                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations March 31, 2008.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                          JNL/
                                         JNL/PAM        JNL/PAM        JNL/PIMCO        JNL/PIMCO     PPM America
                                      Asia ex-Japan   China-India     Real Return     Total Return    Core Equity
                                       Portfolio(b)   Portfolio(b)    Portfolio(a)   Bond Portfolio    Portfolio
                                      -------------   ------------   -------------   --------------   -----------
Portfolio data
Period ended December 31, 2008
    Net Assets (in thousands)         $       3,934   $     24,871   $     423,346   $      871,072   $    37,459
    Units Outstanding (in thousands)            819          5,964          41,005           59,558         3,362
    Investment Income Ratio *                  1.34%          0.00%           1.51%            4.36%         0.18%
Period ended December 31, 2007
    Net Assets (in thousands)                   n/a            n/a   $      75,390   $      598,012   $    75,771
    Units Outstanding (in thousands)            n/a            n/a           6,906           40,603         4,013
    Investment Income Ratio *                   n/a            n/a           0.00%             5.28%         0.32%
Period ended December 31, 2006
    Net Assets (in thousands)                   n/a            n/a             n/a   $      435,179   $   103,219
    Units Outstanding (in thousands)            n/a            n/a             n/a           31,702         5,014
    Investment Income Ratio *                   n/a            n/a             n/a             3.97%         0.36%
Period ended December 31, 2005
    Net Assets (in thousands)                   n/a            n/a             n/a   $      324,438   $   118,699
    Units Outstanding (in thousands)            n/a            n/a             n/a           24,289         6,488
    Investment Income Ratio *                   n/a            n/a             n/a             4.46%         0.76%
Period ended December 31, 2004
    Net Assets (in thousands)                   n/a            n/a             n/a   $      233,210   $   135,415
    Units Outstanding (in thousands)            n/a            n/a             n/a           17,736         7,956
    Investment Income Ratio *                   n/a            n/a             n/a             1.79%         0.57%

                                            JNL/            JNL/             JNL/             JNL/             JNL/
                                        PPM America     PPM America      PPM America      PPM America   Red Rocks Listed
                                        High Yield     Mid Cap Value   Small Cap Value   Value Equity    Private Equity
                                      Bond Portfolio    Portfolio(b)     Portfolio(b)      Portfolio      Portfolio(c)
                                      --------------   -------------   ---------------   ------------   ----------------
Portfolio data
Period ended December 31, 2008
    Net Assets (in thousands)         $      172,415   $       3,373   $         4,763   $     55,567   $         12,102
    Units Outstanding (in thousands)          19,370             599               764          5,526              2,044
    Investment Income Ratio *                   8.88%           0.72%             0.90%          2.47%              0.97%
Period ended December 31, 2007
    Net Assets (in thousands)         $      267,490             n/a               n/a   $    119,369                n/a
    Units Outstanding (in thousands)          20,646             n/a               n/a          6,245                n/a
    Investment Income Ratio *                   7.54%            n/a               n/a           0.60%               n/a
Period ended December 31, 2006
    Net Assets (in thousands)         $      284,124             n/a               n/a   $    154,997                n/a
    Units Outstanding (in thousands)          21,538             n/a               n/a          7,582                n/a
    Investment Income Ratio *                   7.15%            n/a               n/a           0.03%               n/a
Period ended December 31, 2005
    Net Assets (in thousands)         $      209,499             n/a               n/a   $    169,897                n/a
    Units Outstanding (in thousands)          17,807             n/a               n/a          9,315                n/a
    Investment Income Ratio *                   7.01%            n/a               n/a           0.96%               n/a
Period ended December 31, 2004
    Net Assets (in thousands)         $      235,740             n/a               n/a   $    195,303                n/a
    Units Outstanding (in thousands)          20,283             n/a               n/a         11,118                n/a
    Investment Income Ratio *                   0.36%            n/a               n/a           1.34%               n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations March 31, 2008.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                      JNL/S&P
                                                    JNL/S&P         JNL/S&P          JNL/S&P        Disciplined
                                                  Competitive     Disciplined      Disciplined        Moderate
                                  JNL/S&P 4        Advantage        Growth           Moderate          Growth
                                Portfolio(c)     Portfolio(c)     Portfolio(b)     Portfolio(b)     Portfolio(b)
                                ------------     ------------     ------------     ------------     ------------
Highest expense ratio
Period ended December 31, 2008
    Unit Value                  $   6.531198     $   6.765550     $   6.103657     $   7.306311     $   6.545258
    Total Return *                    -31.69%***       -28.46%***        -0.30%***       -27.88%***       -36.78%
    Ratio of Expenses **                3.61%            3.26%            3.01%           3.695%           3.145%
Period ended December 31, 2007
    Unit Value                  $   9.909378     $   9.904249     $  10.364266     $  10.396421     $  10.353901
    Total Return *                     -0.63%***        -0.96%***         0.66%***         2.35%***        -0.92%***
    Ratio of Expenses **                2.71%           2.845%           2.845%            3.01%           3.145%
Period ended December 31, 2006
    Unit Value                           n/a              n/a              n/a              n/a              n/a
    Total Return *                       n/a              n/a              n/a              n/a              n/a
    Ratio of Expenses **                 n/a              n/a              n/a              n/a              n/a
Period ended December 31, 2005
    Unit Value                           n/a              n/a              n/a              n/a              n/a
    Total Return *                       n/a              n/a              n/a              n/a              n/a
    Ratio of Expenses **                 n/a              n/a              n/a              n/a              n/a
Period ended December 31, 2004
    Unit Value                           n/a              n/a              n/a              n/a              n/a
    Total Return *                       n/a              n/a              n/a              n/a              n/a
    Ratio of Expenses **                 n/a              n/a              n/a              n/a              n/a

                                                      JNL/S&P
                                    JNL/S&P            Growth                                  JNL/               JNL/
                                Dividend Income      Retirement          JNL/S&P            S&P Managed       S&P Managed
                                    & Growth         Strategy        Intrinsic Value        Aggressive        Conservative
                                  Portfolio(c)      Portfolio(b)       Portfolio(c)      Growth Portfolio     Portfolio(a)
                                ---------------     ------------     ---------------     ----------------     ------------
Highest expense ratio
Period ended December 31, 2008
    Unit Value                  $      6.991175     $   7.237286     $      6.144531     $       7.755799     $   9.075254
    Total Return *                       -23.25%***       -32.15%             -33.54%***           -41.40%          -16.88%
    Ratio of Expenses **                   3.26%            1.05%               3.26%                3.75%           3.695%
Period ended December 31, 2007
    Unit Value                  $      9.755667     $  10.666237     $      9.906975     $      13.234462     $  10.918213
    Total Return *                         0.38%***         5.69%***           -0.93%***             5.13%            2.42%
    Ratio of Expenses **                   2.71%            1.05%              2.845%                3.75%           3.695%
Period ended December 31, 2006
    Unit Value                              n/a              n/a                 n/a     $      12.588579     $  10.660437
    Total Return *                          n/a              n/a                 n/a                11.32%            3.25%***
    Ratio of Expenses **                    n/a              n/a                 n/a                 3.75%           3.695%
Period ended December 31, 2005
    Unit Value                              n/a              n/a                 n/a     $      11.308090     $  10.304722
    Total Return *                          n/a              n/a                 n/a                 4.49%            1.62%***
    Ratio of Expenses **                    n/a              n/a                 n/a                 3.75%            3.31%
Period ended December 31, 2004
    Unit Value                              n/a              n/a                 n/a     $      10.821744     $  10.276433
    Total Return *                          n/a              n/a                 n/a                 6.71%***        -0.01%***
    Ratio of Expenses **                    n/a              n/a                 n/a                 3.75%            2.96%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                                      JNL/S&P
                                                    JNL/S&P                                                         Disciplined
                                                  Competitive           JNL/S&P                  JNL/S&P              Moderate
                                 JNL/S&P 4         Advantage          Disciplined              Disciplined             Growth
                                Portfolio(c)     Portfolio(c)     Growth Portfolio(b)     Moderate Portfolio(b)     Portfolio(b)
                                ------------     ------------     -------------------     ---------------------     ------------
Lowest expense ratio
Period ended December 31, 2008
    Unit Value                  $   6.710374     $   6.924855     $          6.336449     $            7.679321     $   6.805842
    Total Return *                    -28.15%***       -24.77%***              -34.40%***                -27.44%          -35.51%
    Ratio of Expenses **                1.10%            1.10%                   1.10%                     1.15%            1.15%
Period ended December 31, 2007
    Unit Value                  $    9.921241    $   9.917140     $         10.534013     $           10.582996     $  10.553448
    Total Return *                     -1.84%***        -1.88%***               -0.78%***                  3.79%***         4.34%***
    Ratio of Expenses **                1.15%            1.15%                   1.15%                     1.15%            1.15%
Period ended December 31, 2006
    Unit Value                           n/a              n/a                     n/a                       n/a              n/a
    Total Return *                       n/a              n/a                     n/a                       n/a              n/a
    Ratio of Expenses **                 n/a              n/a                     n/a                       n/a              n/a
Period ended December 31, 2005
    Unit Value                           n/a              n/a                     n/a                       n/a              n/a
    Total Return *                       n/a              n/a                     n/a                       n/a              n/a
    Ratio of Expenses **                 n/a              n/a                     n/a                       n/a              n/a
Period ended December 31, 2004
    Unit Value                           n/a              n/a                     n/a                       n/a              n/a
    Total Return *                       n/a              n/a                     n/a                       n/a              n/a
    Ratio of Expenses **                 n/a              n/a                     n/a                       n/a              n/a

                                                      JNL/S&P
                                    JNL/S&P            Growth                                  JNL/             JNL/
                                Dividend Income      Retirement          JNL/S&P           S&P Managed      S&P Managed
                                    & Growth          Strategy       Intrinsic Value        Aggressive      Conservative
                                  Portfolio(c)      Portfolio(b)       Portfolio(c)      Growth Portfolio   Portfolio(a)
                                ---------------     ------------     ---------------     ----------------   ------------
Lowest expense ratio
Period ended December 31, 2008
    Unit Value                  $      7.155794     $   7.315572     $      6.289289     $      10.420786   $  10.131175
    Total Return *                       -22.85%***       -31.77%             -31.17%***           -39.76%        -14.69%
    Ratio of Expenses **                   1.10%            0.50%               1.10%                1.00%          1.10%
Period ended December 31, 2007
    Unit Value                  $      9.766570     $  10.722463     $      9.919101     $      17.299623   $  11.876307
    Total Return *                        -2.62%***         0.17%***           -0.81%***             8.08%          5.13%
    Ratio of Expenses **                   1.25%            0.50%               1.25%                1.00%          1.10%
Period ended December 31, 2006
    Unit Value                              n/a              n/a                 n/a     $      16.006541   $  11.297247
    Total Return *                          n/a              n/a                 n/a                14.42%          6.67%
    Ratio of Expenses **                    n/a              n/a                 n/a                 1.00%          1.10%
Period ended December 31, 2005
    Unit Value                              n/a              n/a                 n/a     $      13.989395   $  10.590688
    Total Return *                          n/a              n/a                 n/a                 7.40%          2.60%
    Ratio of Expenses **                    n/a              n/a                 n/a                 1.00%          1.10%
Period ended December 31, 2004
    Unit Value                              n/a              n/a                 n/a     $      13.025544   $  10.322593
    Total Return *                          n/a              n/a                 n/a                11.50%          0.07%***
    Ratio of Expenses **                    n/a              n/a                 n/a                 1.00%          1.10%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                             JNL/S&P
                                                           JNL/S&P         JNL/S&P          JNL/S&P         Disciplined
                                                         Competitive     Disciplined      Disciplined        Moderate
                                        JNL/S&P 4         Advantage        Growth           Moderate          Growth
                                       Portfolio(c)     Portfolio(c)     Portfolio(b)     Portfolio(b)     Portfolio(b)
                                       -------------    -------------   --------------   --------------   --------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)           $     255,729    $      26,645   $       25,007   $       55,788   $       71,319
   Units Outstanding (in thousands)           38,346            3,872            3,996            7,341           10,574
   Investment Income Ratio *                    0.01%            1.47%            1.75%            1.30%            1.40%
Period ended December 31, 2007
   Net Assets (in thousands)           $      22,022    $       6,231   $       15,683   $       33,591   $       38,400
   Units Outstanding (in thousands)            2,221              629            1,496            3,190            3,658
   Investment Income Ratio *                    0.00%            0.07%            0.00%            0.00%            0.00%
Period ended December 31, 2006
   Net Assets (in thousands)                     n/a              n/a              n/a              n/a              n/a
   Units Outstanding (in thousands)              n/a              n/a              n/a              n/a              n/a
   Investment Income Ratio *                     n/a              n/a              n/a              n/a              n/a
Period ended December 31, 2005
   Net Assets (in thousands)                     n/a              n/a              n/a              n/a              n/a
   Units Outstanding (in thousands)              n/a              n/a              n/a              n/a              n/a
   Investment Income Ratio *                     n/a              n/a              n/a              n/a              n/a
Period ended December 31, 2004
   Net Assets (in thousands)                     n/a              n/a              n/a              n/a              n/a
   Units Outstanding (in thousands)              n/a              n/a              n/a              n/a              n/a
   Investment Income Ratio *                     n/a              n/a              n/a              n/a              n/a

                                          JNL/S&P          JNL/S&P                            JNL/
                                          Dividend          Growth         JNL/S&P         S&P Managed         JNL/
                                           Income         Retirement      Intrinsic        Aggressive      S&P Managed
                                          & Growth         Strategy         Value            Growth        Conservative
                                        Portfolio(c)     Portfolio(b)    Portfolio(c)       Portfolio      Portfolio(a)
                                       -------------    -------------   --------------   --------------   --------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)           $      33,656    $         548   $       29,551   $      334,779   $      374,871
   Units Outstanding (in thousands)            4,731               75            4,725           34,273           38,038
   Investment Income Ratio *                    4.82%            7.24%            1.24%            0.37%            4.19%
Period ended December 31, 2007
   Net Assets (in thousands)           $         738    $         815   $       11,822   $      606,719   $      240,837
   Units Outstanding (in thousands)               76               76            1,193           37,210           20,751
   Investment Income Ratio *                    0.13%            3.57%            0.09%            1.91%            3.16%
Period ended December 31, 2006
   Net Assets (in thousands)                     n/a              n/a              n/a   $      577,628   $      126,364
   Units Outstanding (in thousands)              n/a              n/a              n/a           38,011           11,361
   Investment Income Ratio *                     n/a              n/a              n/a             0.58%            2.06%
Period ended December 31, 2005
   Net Assets (in thousands)                     n/a              n/a              n/a   $      547,590   $       73,694
   Units Outstanding (in thousands)              n/a              n/a              n/a           40,948            7,023
   Investment Income Ratio *                     n/a              n/a              n/a             0.77%            0.43%
Period ended December 31, 2004
   Net Assets (in thousands)                     n/a              n/a              n/a   $      575,961   $       11,968
   Units Outstanding (in thousands)              n/a              n/a              n/a           45,907            1,161
   Investment Income Ratio *                     n/a              n/a              n/a             0.22%            0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                  JNL/S&P
                                                                                JNL/              Moderate           JNL/S&P
                                           JNL/               JNL/           S&P Managed           Growth            Moderate
                                       S&P Managed        S&P Managed          Moderate          Retirement         Retirement
                                          Growth            Moderate            Growth            Strategy           Strategy
                                        Portfolio         Portfolio(a)         Portfolio        Portfolio(C)       Portfolio(C)
                                      --------------     --------------     --------------     --------------     --------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                         $     8.130179     $     8.861798     $     8.468455     $     7.883524     $     8.549218
   Total Return *                             -37.77%            -24.10%            -30.35%            -25.51%            -18.27%
   Ratio of Expenses **                         3.80%             3.695%              4.01%              1.05%              1.05%
Period ended December 31, 2007
   Unit Value                         $    13.064157     $    11.675144     $    12.159040     $    10.583715     $    10.460704
   Total Return *                               4.63%              3.81%              4.36%              2.90%***           1.22%***
   Ratio of Expenses **                         3.80%             3.695%              4.01%              1.05%              1.05%
Period ended December 31, 2006
   Unit Value                         $    12.486478     $    11.247113     $    11.651023                n/a                n/a
   Total Return *                               9.90%              3.88%***          10.48%***            n/a                n/a
   Ratio of Expenses **                         3.80%             3.695%              4.01%               n/a                n/a
Period ended December 31, 2005
   Unit Value                         $    11.361577     $    10.628068     $    11.030655                n/a                n/a
   Total Return *                               3.44%              4.67%***           2.51%               n/a                n/a
   Ratio of Expenses **                         3.80%              3.26%              3.75%               n/a                n/a
Period ended December 31, 2004
   Unit Value                         $    10.983719     $    10.465081     $    10.760930                n/a                n/a
   Total Return *                               4.36%***           1.24%***           9.35%***            n/a                n/a
   Ratio of Expenses **                         3.80%              2.96%              3.75%               n/a                n/a

                                                                                                   JNL/
                                      JNL/S&P             JNL/S&P             JNL/S&P         S&P Retirement         JNL/S&P
                                  Retirement 2015     Retirement 2020     Retirement 2025         Income           Total Yield
                                    Portfolio(b)       Portfolio(b)         Portfolio(b)       Portfolio(b)        Portfolio(d)
                                  ---------------     ---------------     ---------------     --------------      --------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                     $      7.649318     $      7.456312     $      7.293231     $     8.586287      $     6.240794
   Total Return *                          -26.84%***          -35.22%             -37.48%            -19.28%***          -35.57%***
   Ratio of Expenses **                     3.145%               2.91%              2.845%              3.06%               3.51%
Period ended December 31, 2007
   Unit Value                     $     11.381800     $     11.510162     $     11.665172     $    10.861365      $    10.052412
   Total Return *                            6.21%              -3.78%***            3.16%***           0.64%***            0.52%***
   Ratio of Expenses **                      2.76%               2.91%              2.845%             2.845%              2.845%
Period ended December 31, 2006
   Unit Value                     $     10.716011     $     10.857985     $     10.947109     $    10.467614                 n/a
   Total Return *                            8.03%***            1.07%***           11.83%***           2.80%***             n/a
   Ratio of Expenses **                      2.76%               2.61%               2.41%              2.71%                n/a
Period ended December 31, 2005
   Unit Value                                 n/a                 n/a                 n/a                n/a                 n/a
   Total Return *                             n/a                 n/a                 n/a                n/a                 n/a
   Ratio of Expenses **                       n/a                 n/a                 n/a                n/a                 n/a
Period ended December 31, 2004
   Unit Value                                 n/a                 n/a                 n/a                n/a                 n/a
   Total Return *                             n/a                 n/a                 n/a                n/a                 n/a
   Ratio of Expenses **                       n/a                 n/a                 n/a                n/a                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations January 17, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                               JNL/S&P            JNL/S&P
                                                         JNL/               JNL/           Moderate Growth       Moderate
                                      JNL/            S&P Managed        S&P Managed         Retirement         Retirement
                                   S&P Managed         Moderate           Moderate            Strategy           Strategy
                                Growth Portfolio     Portfolio(a)     Growth Portfolio       Portfolio(c)      Portfolio(c)
                                ----------------     ------------     ----------------     ---------------     ------------
Lowest expense ratio
Period ended December 31, 2008
    Unit Value                  $      10.980959     $   9.892894     $      11.573735     $      7.968799     $   8.641694
    Total Return *                        -36.00%          -22.10%              -28.30%             -25.10%          -17.82%
    Ratio of Expenses **                    1.00%            1.10%                1.10%               0.50%            0.50%
Period ended December 31, 2007
    Unit Value                  $      17.157763     $  12.699683     $      16.140967     $     10.639521     $  10.515865
    Total Return *                          4.78%***         6.55%                7.46%               1.38%***         2.24%***
    Ratio of Expenses **                    1.00%            1.10%                1.10%               0.50%            0.50%
Period ended December 31, 2006
    Unit Value                  $      15.805175     $  11.918971     $      15.020558                 n/a              n/a
    Total Return *                         13.33%            9.19%               10.95%                n/a              n/a
    Ratio of Expenses **                    1.15%            1.10%                1.10%                n/a              n/a
Period ended December 31, 2005
    Unit Value                  $      13.945611     $  10.916193     $      13.538173                 n/a              n/a
    Total Return *                          6.21%            3.84%                5.25%                n/a              n/a
    Ratio of Expenses **                    1.15%            1.10%                1.10%                n/a              n/a
Period ended December 31, 2004
    Unit Value                  $      13.130178     $  10.512096     $      12.862656                 n/a              n/a
    Total Return *                         10.14%            1.11%***             1.11%***             n/a              n/a
    Ratio of Expenses **                    1.15%            1.10%                1.10%                n/a              n/a

                                                                                                 JNL/
                                    JNL/S&P             JNL/S&P             JNL/S&P         S&P Retirement       JNL/S&P
                                Retirement 2015     Retirement 2020     Retirement 2025         Income         Total Yield
                                  Portfolio(b)        Portfolio(b)        Portfolio(b)        Portfolio(b)     Portfolio(d)
                                ---------------     ---------------     ---------------     --------------     ------------
Lowest expense ratio
Period ended December 31, 2008
    Unit Value                  $      8.113663     $      7.854190     $      7.667635     $     9.097796     $   6.404924
    Total Return *                       -30.92%             -34.07%             -36.41%              6.48%***       -29.41%***
    Ratio of Expenses **                   1.15%               1.15%               1.15%              1.10%            1.10%
Period ended December 31, 2007
    Unit Value                  $     11.744841     $     11.912837     $     12.057863     $    11.226931     $  10.064737
    Total Return *                         7.96%***            8.21%               0.17%***           4.86%***         0.65%***
    Ratio of Expenses **                  1.15%                1.15%               1.15%              1.15%            1.25%
Period ended December 31, 2006
    Unit Value                  $     10.870432     $     11.009327     $     11.068092     $    10.613478              n/a
    Total Return *                         9.46%***            7.61%***            9.88%***           6.07%***          n/a
    Ratio of Expenses **                   1.25%               1.15%               1.25%              1.25%             n/a
Period ended December 31, 2005
    Unit Value                              n/a                 n/a                 n/a                n/a              n/a
    Total Return *                          n/a                 n/a                 n/a                n/a              n/a
    Ratio of Expenses **                    n/a                 n/a                 n/a                n/a              n/a
Period ended December 31, 2004
    Unit Value                              n/a                 n/a                 n/a                n/a              n/a
    Total Return *                          n/a                 n/a                 n/a                n/a              n/a
    Ratio of Expenses **                    n/a                 n/a                 n/a                n/a              n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations January 17, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                                  JNL/S&P
                                                            JNL/            JNL/               JNL/S&P           Moderate
                                            JNL/         S&P Managed     S&P Managed       Moderate Growth      Retirement
                                         S&P Managed      Moderate        Moderate           Retirement          Strategy
                                      Growth Portfolio  Portfolio(a)  Growth Portfolio  Strategy Portfolio(c)  Portfolio(c)
                                      ----------------  ------------  ----------------  ---------------------  ------------
Portfolio data
Period ended December 31, 2008
    Net Assets (in thousands)         $        721,594  $    511,031  $        902,365  $                 583  $      1,108
    Units Outstanding (in thousands)            70,370        53,018            83,111                     74           129
    Investment Income Ratio *                     0.55%         4.00%             2.28%                 10.21%        11.33%
Period ended December 31, 2007
    Net Assets (in thousands)         $      1,201,073  $    475,928  $      1,251,889  $                 673  $        295
    Units Outstanding (in thousands)            74,650        38,280            82,230                     63            28
    Investment Income Ratio *                     1.70%         3.14%             2.24%                  4.37%         9.07%
Period ended December 31, 2006
    Net Assets (in thousands)         $      1,081,171  $    284,241  $        993,884                    n/a           n/a
    Units Outstanding (in thousands)            71,760        24,211            69,732                    n/a           n/a
    Investment Income Ratio *                     0.98%         2.01%             1.28%                   n/a           n/a
Period ended December 31, 2005
    Net Assets (in thousands)         $        938,302  $    140,109  $        759,013                    n/a           n/a
    Units Outstanding (in thousands)            69,873        12,958            58,758                    n/a           n/a
    Investment Income Ratio *                     1.19%         0.30%             1.91%                   n/a           n/a
Period ended December 31, 2004
    Net Assets (in thousands)         $        548,951  $    886,560  $         17,714                    n/a           n/a
    Units Outstanding (in thousands)            44,169        69,610             1,688                    n/a           n/a
    Investment Income Ratio *                     0.63%         0.00%             1.12%                   n/a           n/a

                                                                                               JNL/
                                          JNL/S&P          JNL/S&P           JNL/S&P      S&P Retirement     JNL/S&P
                                      Retirement 2015  Retirement 2020   Retirement 2025      Income       Total Yield
                                        Portfolio(b)     Portfolio(b)      Portfolio(b)     Portfolio(b)   Portfolio(d)
                                      ---------------  ---------------   ---------------  --------------  -------------
Portfolio data
Period ended December 31, 2008
    Net Assets (in thousands)         $        25,132  $        10,276   $         6,118  $       45,552  $      28,399
    Units Outstanding (in thousands)            3,143            1,329               808           5,098          4,462
    Investment Income Ratio *                    0.79%            1.33%             1.22%           1.84%          1.84%
Period ended December 31, 2007
    Net Assets (in thousands)         $        15,824  $         8,361   $         4,777  $       29,044  $       3,265
    Units Outstanding (in thousands)            1,359              710               400           2,615            325
    Investment Income Ratio *                    0.56%            0.43%             0.56%           1.10%          0.05%
Period ended December 31, 2006
    Net Assets (in thousands)         $         4,568  $         1,847   $           939  $        8,220            n/a
    Units Outstanding (in thousands)              422              168                85             777            n/a
    Investment Income Ratio *                    0.00%            0.00%             0.00%           0.00%            n/a
Period ended December 31, 2005
    Net Assets (in thousands)                     n/a              n/a               n/a             n/a            n/a
    Units Outstanding (in thousands)              n/a              n/a               n/a             n/a            n/a
    Investment Income Ratio *                     n/a              n/a               n/a             n/a            n/a
Period ended December 31, 2004
    Net Assets (in thousands)                     n/a              n/a               n/a             n/a            n/a
    Units Outstanding (in thousands)              n/a              n/a               n/a             n/a            n/a
    Investment Income Ratio *                     n/a              n/a               n/a             n/a            n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations January 17, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                       JNL/Select      JNL/Select          JNL/
                                        Balanced      Money Market     Select Value
                                       Portfolio        Portfolio        Portfolio
                                      -----------     ------------     ------------
Highest expense ratio
Period ended December 31, 2008
    Unit Value                        $ 16.007656     $   9.646545     $  12.659714
    Total Return *                         -23.68%           -1.57%          -35.77%
    Ratio of Expenses **                     3.80%            3.75%            3.70%
Period ended December 31, 2007
    Unit Value                        $ 20.974344     $   9.800591     $  19.709046
    Total Return *                           3.46%            0.86%            3.91%
    Ratio of Expenses **                     3.80%            3.75%            3.70%
Period ended December 31, 2006
    Unit Value                        $ 20.272182     $   9.716797     $  18.967476
    Total Return *                           9.43%            0.68%           16.54%
    Ratio of Expenses **                     3.80%            3.75%            3.70%
Period ended December 31, 2005
    Unit Value                        $ 18.525561     $   9.651380     $  16.275491
    Total Return *                           1.38%           -1.06%            4.23%
    Ratio of Expenses **                     3.80%            3.75%            3.70%
Period ended December 31, 2004
    Unit Value                        $ 18.272679     $   9.754873     $  15.614300
    Total Return *                           4.59%***        -1.26%***         8.43%***
    Ratio of Expenses **                     3.80%            3.75%            3.70%

                                         JNL/T.Rowe            JNL/T.Rowe          JNL/T.Rowe
                                      Price Established       Price Mid-Cap        Price Value
                                       Growth Portfolio      Growth Portfolio       Portfolio
                                      -----------------      ----------------      -----------
Highest expense ratio
Period ended December 31, 2008
    Unit Value                        $       13.143650      $      19.052733      $  7.689738
    Total Return *                               -45.04%               -42.92%          -42.75%
    Ratio of Expenses **                           3.91%                 3.91%            3.91%
Period ended December 31, 2007
    Unit Value                        $       23.914187      $      33.381368      $ 13.432137
    Total Return *                                 5.87%                12.70%           -3.04%
    Ratio of Expenses **                           3.91%                 3.91%            3.91%
Period ended December 31, 2006
    Unit Value                        $       22.588231      $      29.620681      $ 13.853319
    Total Return *                                 9.35%                 2.71%           15.43%
    Ratio of Expenses **                           3.91%                 3.91%            3.91%
Period ended December 31, 2005
    Unit Value                        $       20.657198      $      28.839211      $ 12.001742
    Total Return *                                 3.35%***              2.74%***         2.74%***
    Ratio of Expenses **                           3.91%                 3.91%            3.91%
Period ended December 31, 2004
    Unit Value                        $       20.840862      $      26.410043      $ 11.900897
    Total Return *                                 5.44%***             10.12%***        11.32%***
    Ratio of Expenses **                           3.61%                 3.86%            3.65%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                      JNL/T.Rowe      JNL/T.Rowe
                                                      JNL/Select                        Price           Price
                                   JNL/Select           Money         JNL/Select      Established       Mid-Cap       JNL/T.Rowe
                                    Balanced           Market          Value            Growth          Growth       Price Value
                                    Portfolio         Portfolio       Portfolio        Portfolio       Portfolio      Portfolio
                                  ------------      ------------     -----------     ------------    ------------    -----------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                     $  23.451105      $  14.036344     $ 14.988548     $  19.548020    $  28.337674    $  9.897450
   Total Return *                       -21.51%             1.17%         -34.01%          -43.41%         -41.24%        -41.06%
   Ratio of Expenses **                   1.00%             1.00%           1.00%            1.00%           1.00%          1.00%
Period ended December 31, 2007
   Unit Value                     $  29.878778      $  13.873622     $ 22.712971     $  34.546285    $  48.224532    $ 16.792708
   Total Return *                         6.42%             3.69%           6.77%            9.01%          16.05%         -0.16%
   Ratio of Expenses **                   1.00%             1.00%           1.00%            1.00%           1.00%          1.00%
Period ended December 31, 2006
   Unit Value                     $  28.076791      $  13.379856     $ 21.272921     $  31.689645    $  41.556156    $ 16.819769
   Total Return *                        12.53%             3.48%          19.72%           12.57%           5.74%         18.83%
   Ratio of Expenses **                   1.00%             1.00%           1.00%            1.00%           1.00%          1.00%
Period ended December 31, 2005
   Unit Value                     $  24.951112      $  12.930219     $ 17.768770     $  28.151511    $  39.302036    $ 14.154707
   Total Return *                         4.26%             1.69%           7.08%            5.04%          12.96%          5.09%
   Ratio of Expenses **                   1.00%             1.00%           1.00%            1.00%           1.00%          1.00%
Period ended December 31, 2004
   Unit Value                     $  23.932714      $  12.715315     $ 16.594003     $  26.801645    $  34.792013    $ 13.468747
   Total Return *                         7.81%***         -0.02%***       13.63%            8.79%          16.86%          9.56%***
   Ratio of Expenses **                   1.00%             1.00%           1.00%            1.00%           1.00%          1.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                JNL/T.Rowe    JNL/T.Rowe
                                                    JNL/Select       JNL/           Price       Price
                                      JNL/Select      Money         Select      Established     Mid-Cap      JNL/T.Rowe
                                       Balanced       Market        Value          Growth       Growth       Price Value
                                      Portfolio     Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
                                      ----------    ----------    ----------    -----------   -----------    -----------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)          $  432,806    $1,200,692    $  153,537    $   301,125    $  309,196    $   204,240
   Units Outstanding (in thousands)       20,425        94,661        10,667         17,567        12,488         21,770
   Investment Income Ratio *                2.44%         2.06%         0.04%          0.08%         0.00%          1.90%
Period ended December 31, 2007
   Net Assets (in thousands)          $  497,884    $  618,006    $  217,135    $   558,543    $  510,648    $   367,321
   Units Outstanding (in thousands)       18,482        48,897         9,897         18,570        12,275         22,938
   Investment Income Ratio *                2.57%         4.60%         3.53%          1.07%         1.71%          2.29%
Period ended December 31, 2006
   Net Assets (in thousands)          $  413,630    $  247,194    $  165,654    $   366,621    $  395,854    $   323,913
   Units Outstanding (in thousands)       16,395        20,137         8,007         13,352        11,280         20,028
   Investment Income Ratio *                2.69%         4.18%         3.24%          0.13%         0.80%          1.26%
Period ended December 31, 2005
   Net Assets (in thousands)          $  371,851    $  129,697    $   79,288    $   345,756    $  380,759    $   254,751
   Units Outstanding (in thousands)       16,635        10,933         4,555         14,267        11,678         18,573
   Investment Income Ratio *                3.94%         2.72%         3.32%          0.21%         0.29%          2.00%
Period ended December 31, 2004
   Net Assets (in thousands)          $  347,227    $   95,569    $   58,415    $   323,719    $  357,292    $   240,614
   Units Outstanding (in thousands)       16,217         8,010         3,567         14,111        12,521         18,259
   Investment Income Ratio *                0.11%         0.78%         0.48%          0.39%         0.00%          0.73%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

                          Independent Auditors' Report

The Board of Directors of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within Jackson National Separate Account I (Separate Account) as set forth herein as of December 31, 2008, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2008, by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within Jackson National Separate Account I as set forth herein as of December 31, 2008, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

February 27, 2009

Jackson National Life Insurance               [GRAPHIC OMITTED][GRAPHIC OMITTED]
Company and Subsidiaries


Consolidated Financial Statements

December 31, 2008

JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2008

--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm                        1



Consolidated Balance Sheets                                                    2



Consolidated Income Statements                                                 3



Consolidated Statements of Stockholder's Equity and Comprehensive Income       4



Consolidated Statements of Cash Flows                                          5



Notes to Consolidated Financial Statements                                     6

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Stockholder of Jackson National Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2008 and 2007, and the related consolidated income statements and the consolidated statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008 in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Chicago, Illinois
March 13, 2009

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          DECEMBER 31,
ASSETS                                                                             2008                 2007
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Investments:
Cash and short-term investments                                                      $ 715,994            $ 642,600
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2008, $38,419,522; 2007, $37,320,138)             34,305,761           37,050,644
Equities (cost: 2008, $389,516; 2007, $299,050)                                        343,668              315,730
Trading securities, at fair value                                                      523,969              622,470
Commercial mortgage loans                                                            6,376,535            5,475,604
Policy loans                                                                           841,054              829,493
Derivative instruments                                                                 970,800              776,276
Other invested assets                                                                  935,010              841,681
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total investments                                                                   45,012,791           46,554,498

Accrued investment income                                                              496,787              455,208
Deferred acquisition costs                                                           4,889,889            3,438,686
Deferred sales inducements                                                             565,942              359,857
Reinsurance recoverable                                                              1,527,403            1,024,241
Income taxes receivable from Parent                                                    169,331                7,459
Deferred income taxes                                                                  994,874               75,609
Other assets                                                                           234,196              189,117
Separate account assets                                                             20,902,191           29,912,139
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total assets                                                                      $ 74,793,404         $ 82,016,814
                                                                             ==================   ==================
                                                                             ==================   ==================

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable                             $ 4,091,774          $ 2,505,096
Deposits on investment contracts                                                    35,891,064           33,323,783
Guaranteed investment contracts                                                      1,903,276            1,950,925
Trust instruments supported by funding agreements                                    4,647,874            5,189,453
Federal Home Loan Bank funding agreements                                            1,752,399            1,403,203
Short-term borrowings from Parent                                                            -               32,020
Short-term borrowings                                                                  150,000              250,000
Long-term borrowings                                                                   288,915              270,446
Securities lending payable                                                             127,897              225,516
Derivative instruments                                                               1,258,036              313,603
Other liabilities                                                                    1,152,864            1,211,567
Separate account liabilities                                                        20,902,191           29,912,139
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total liabilities                                                                   72,166,290           76,587,751
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------

Minority interest                                                                      126,411              131,210
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------

STOCKHOLDER'S EQUITY
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares                                                    13,800               13,800
Additional paid-in capital                                                           2,968,985            2,934,881
Accumulated other comprehensive income (loss), net of
tax of $(851,672) in 2008 and $(49,127) in 2007                                     (1,627,525)             (91,235)
Retained earnings                                                                    1,145,443            2,440,407
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total stockholder's equity                                                           2,500,703            5,297,853
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total liabilities and stockholder's equity                                        $ 74,793,404         $ 82,016,814
                                                                             ==================   ==================
                                                                             ==================   ==================

------------------------------------------------------------------------------------------------------------------------------------


          See accompanying notes to consolidated financial statements.

CONSOLIDATED INCOME STATEMENTS
(IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                      YEARS ENDED DECEMBER 31,
                                                                2008            2007            2006
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Revenues
Premiums                                                     $ 170,161       $ 190,300        $ 196,201
Net investment income                                        2,662,099       2,945,516        2,904,787
Net realized losses on investments and capital assets       (1,203,234)        (90,574)         (57,710)
Risk management activity                                      (466,638)         36,458         (105,227)
Fee income                                                   1,069,910       1,000,661          711,584
Other income                                                   107,763          27,783           62,532
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Total revenues                                               2,340,061       4,110,144        3,712,167
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
BENEFITS AND EXPENSES
Death and other policy benefits                                514,148         488,280          490,527
Interest credited on deposit liabilities                     1,406,066       1,409,771        1,450,048
Interest expense on trust instruments supported
by funding agreements                                          196,175         278,604          269,577
Interest expense on Federal Home Loan Bank advances, notes
and reverse repurchase agreements                               71,295          66,647           52,817
Increase (decrease) in reserves, net of reinsurance            164,027         (29,437)         (37,266)
Commissions                                                    739,798         796,876          663,176
General and administrative expenses                            478,320         468,582          387,011
Deferral of policy acquisition costs                          (719,724)       (777,230)        (675,098)
Deferral of sales inducements                                 (113,232)       (140,722)        (101,525)
Amortization of acquisition costs:
Attributable to operations                                     926,903         552,626          318,443
Attributable to risk management activity                      (103,491)         17,182           (3,302)
Attributable to net realized losses on investments            (164,503)        (23,142)         (10,501)
Amortization of deferred sales inducements:
Attributable to operations                                      39,836          95,102          109,043
Attributable to risk management activity                        59,694          15,979          (35,058)
Attributable to net realized losses on investments             (15,770)         (2,940)          (2,576)
Amortization of acquired insurance                                   -               -           23,578
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Total benefits and expenses                                  3,479,542       3,216,178        2,898,894
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Pretax income (loss) before minority interest               (1,139,481)        893,966          813,273
Minority interest                                               (5,825)        (22,396)         (17,236)
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Pretax income (loss)                                        (1,145,306)        871,570          796,037
Federal income tax expense (benefit)                          (172,081)        252,291          263,416
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Income (loss) before extraordinary gain                       (973,225)        619,279          532,621
Extraordinary gain (loss), net of tax benefit of $4,651, $0
and $908 in 2008, 2007 and 2006, respectively                   (8,638)              -            8,944
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
NET INCOME (LOSS)                                           $ (981,863)      $ 619,279        $ 541,565
                                                          =============   =============   ==============

------------------------------------------------------------------------------------------------------------------------------------


          See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31,
                                                           2008              2007               2006
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

COMMON STOCK, BEGINNING AND END OF YEAR                      $ 13,800          $ 13,800           $ 13,800
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

ADDITIONAL PAID-IN-CAPITAL
Beginning of year                                           2,934,881         2,904,276          2,854,533
Capital contributions                                          34,104            30,605             49,743
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
End of year                                                 2,968,985         2,934,881          2,904,276
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                             (91,235)          110,807            263,203
Net unrealized investment losses, net of
reclassification adjustment and net of tax                 (1,536,290)         (202,042)          (152,396)
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
End of year                                                (1,627,525)          (91,235)           110,807
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

RETAINED EARNINGS
Beginning of year                                           2,440,407         2,067,128          1,734,621
Net income (loss)                                            (981,863)          619,279            541,565
Dividends paid to stockholder                                (313,101)         (246,000)          (209,058)
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
End of year                                                 1,145,443         2,440,407          2,067,128
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------


TOTAL STOCKHOLDER'S EQUITY                                $ 2,500,703       $ 5,297,853        $ 5,096,011
                                                      ================  ================   ================
                                                      ================  ================   ================



                                                                    YEARS ENDED DECEMBER 31,
                                                           2008              2007               2006
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

Net income (loss)                                          $ (981,863)        $ 619,279          $ 541,565
Net unrealized holding losses arising during
the period, net of tax of $(1,045,509) in 2008;
$(102,737) in 2007 and $(86,061) in 2006                   (1,987,509)         (190,798)          (159,828)
Reclassification adjustment for losses (gains)
included in net income, net of tax of $242,964 in 2008;
$(6,055)in 2007 and $4,001 in 2006                            451,219           (11,244)             7,432
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
COMPREHENSIVE INCOME (LOSS)                              $ (2,518,153)        $ 417,237          $ 389,169
                                                      ================  ================   ================
                                                      ================  ================   ================

------------------------------------------------------------------------------------------------------------------------------------


          See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           YEARS ENDED DECEMBER 31,
                                                                  2008              2007             2006
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)                                                $ (981,863)        $ 619,279        $ 541,565

Adjustments to reconcile income (loss) from continuing operations to net cash provided by operating activities:
Net realized losses on investments                                1,203,234            90,574           57,710
Unrealized (gains) losses on trading portfolio                       91,472             6,496          (10,937)
Risk management activity                                            466,638           (36,458)         105,227
Interest credited on deposit liabilities                          1,406,066         1,409,771        1,450,048
Interest expense on trust instruments supported
by funding agreements                                               196,175           278,604          269,577
Interest expense on Federal Home Loan Bank funding
agreements                                                           57,928            50,178           18,147
Mortality, expense and surrender charges                           (321,484)         (298,384)        (282,931)
Amortization of discount and premium on investments                  28,168            65,787           76,919
Deferred income tax provision                                      (113,368)           50,254           22,558
Change in (net of effects of contribution of subsidiary in 2006):
Accrued investment income                                           (41,579)           78,679           19,233
Deferred sales inducements and acquisition costs                    (90,287)         (263,145)        (401,934)
Trading portfolio activity, net                                       9,592           (91,761)         (25,082)
Value of acquired insurance                                               -                 -           23,578
Income taxes payable to Parent                                     (161,872)           46,340           (3,166)
Other assets and liabilities, net                                   218,797          (147,951)          50,624
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                         1,967,617         1,858,263        1,911,136
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Sales of fixed maturities and equities available for sale         2,248,000         4,810,384        5,384,731
Principal repayments, maturities, calls and redemptions:
Fixed maturities available for sale                               2,964,781         3,074,597        2,593,502
Commercial mortgage loans                                           407,640           845,333          770,151
Purchases of:
Fixed maturities and equities available for sale                 (7,622,992)       (7,542,552)      (6,300,678)
Commercial mortgage loans                                        (1,310,760)       (1,031,580)      (1,067,685)
Other investing activities                                          473,947          (143,207)        (543,162)
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES              (2,839,384)           12,975          836,859
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' account balances:
Deposits                                                         12,846,221        13,262,218       11,232,706
Withdrawals                                                      (9,029,910)       (8,425,907)      (8,095,806)
Net transfers to separate accounts                               (2,442,002)       (6,915,504)      (5,363,753)
Proceeds from borrowings                                            550,000           250,000                -
Payments on borrowings                                             (634,047)         (131,831)        (119,543)
Proceeds from short-term borrowings from Parent                     (32,000)           32,000                -
Payment of cash dividends to Parent                                (313,101)         (246,000)        (209,058)
Capital contribution                                                      -                 -           24,150
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                 945,161        (2,175,024)      (2,531,304)
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS           73,394          (303,786)         216,691

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                  642,600           946,386          729,695
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------
TOTAL CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD              $ 715,994         $ 642,600        $ 946,386
                                                             ===============   ===============  ===============
                                                             ===============   ===============  ===============

------------------------------------------------------------------------------------------------------------------------------------


          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "Jackson") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent"), which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts ("GICs") and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

     The  consolidated   financial   statements  include  the  accounts  of  the
     following:

     o Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Squire Reassurance Company LLC and Jackson National Life (Bermuda) LTD;

     o Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC and Curian Capital, LLC;

     o    Wholly owned insurance agency: JNL Southeast Agency, LLC;

     o PGDS (US One) LLC ("PGDS"), a wholly owned subsidiary that provides information technology services to Jackson and certain affiliates;

     o Tuscany CDO, Limited ("Tuscany"), a variable interest entity created in 2001 to securitize certain fixed maturities owned by Jackson. Jackson was the primary beneficiary of Tuscany until February 2007, when Tuscany was dissolved;

     o Other partnerships, limited liability companies and variable interest entities in which Jackson has a controlling interest or is deemed the primary beneficiary.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation.

     The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an unrealized loss is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 6) estimates related to establishment of loan loss reserves, liabilities for lawsuits and the liability for state guaranty fund assessments; 7) assumptions and estimates associated with the Company's tax positions which impact the amount of recognized tax benefits recorded by the Company; and, 8) the value of guarantee obligations. These estimates and assumptions are based on management's best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements for those periods.

     CHANGES IN ACCOUNTING PRINCIPLES

     On January 1, 2008, the Company adopted Statement of Financial Accounting Standards ("FAS") No. 159, "Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which was issued by the Financial Accounting Standards Board ("FASB") in 2007. FAS 159 allows an entity to make an irrevocable election, on specific election dates, to measure eligible items at fair value, with changes in fair value recognized in the income statement. Jackson did not elect to measure any eligible items at fair value and, as a result, adoption did not have an initial impact on the Company's consolidated financial statements.

     On January 1, 2008, the Company adopted FAS No. 157, "Fair Value Measurements" ("FAS 157"), which was issued by the FASB in September 2006. The Company also adopted the FAS 157 related FASB Staff Positions ("FSPs") described below. For financial statement elements measured at fair value, FAS 157 establishes a framework for measuring fair value under GAAP and enhances disclosures about fair value measurements. FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Prior to FAS 157, the fair value of a liability was often based on a settlement price concept, which assumed the liability was extinguished. Under FAS 157, fair value is based on the amount that would be paid to transfer a liability to a third party with the same credit standing, thereby requiring that an issuer's credit standing be considered when measuring a liability at fair value. FAS 157 also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

     The Company applied the provisions of FAS 157 prospectively to financial assets and liabilities measured at fair value under existing GAAP. The impact of adopting FAS 157 changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in the valuation of embedded derivatives associated with the variable annuity guarantees resulted from a change to implied volatility with no reference to historical volatility levels. At January 1, 2008, the impact of adopting FAS 157 on net income was $54.3 million and was recognized as a change in estimate in the accompanying consolidated financial statements, where the changes were presented in the respective income statement captions. The Company's adoption of FAS 157 did not materially impact the fair values of other financial instruments. However, management expects that as a result of adoption, risk management activity for 2008 and future years is likely to be more volatile than amounts recorded in prior years due to the potential variability in the relevant inputs. See note 4 for additional information regarding FAS 157.

     In February 2008, the FASB issued FSP FAS No. 157-1, "Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13" ("FSP FAS 157-1"). FSP FAS 157-1 provides a scope exception from FAS 157 for the evaluation criteria on lease classification and capital lease measurement under FAS No. 13, "Accounting for Leases" and other related accounting pronouncements. Due to the scope exception, the Company did not apply the provisions of FAS 157 in determining the classification of and accounting for leases. Accordingly, the adoption of FSP FAS 157-1 did not have an impact on the Company's consolidated financial statements.

     In February 2008, the FASB issued FSP FAS No. 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2") which delays the effective date of FAS 157 to fiscal years beginning after November 15, 2008 for certain nonfinancial assets and liabilities. Examples of applicable nonfinancial assets and liabilities to which FSP FAS 157-2 applies include, but are not limited to, nonfinancial assets and liabilities initially measured at fair value in a business combination that are not subsequently remeasured at fair value and nonfinancial long-lived assets measured at fair value for impairment assessment. As a result of the issuance of FSP FAS 157-2, the Company did not apply the provisions of FAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2 and does not expect such application to have a significant impact on the Company's consolidated financial statements.

     In October 2008, the FASB issued FSP No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"). This FSP clarifies the application of FAS 157 in a market that is not active and provides an example to illustrate key considerations in the determination of the fair value of a financial asset when the market for that asset is not active. The key considerations illustrated in FSP FAS 157-3 include the use of an entity's own assumptions about future cash flows and appropriate risk-adjusted discount rates, appropriate risk adjustments for nonperformance and liquidity risks, and the reliance that an entity should place on quotes that do not reflect the result of market transactions. FSP FAS 157-3 was preceded by a press release that was jointly issued by the Office of the Chief Accountant of the SEC and the FASB staff on September 30, 2008, which provided immediate clarification on fair value accounting based on the measurement guidance of FAS 157. FSP FAS 157-3 was effective upon issuance and did not have a significant impact on the Company's consolidated financial statements.

     In December 2008, the FASB issued FSP 140-4 and FIN 46(R)-8, "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities" ("FSP 140-4/FIN 46(R)-8"). This staff position amends both FASB Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" and FASB Interpretation No. 46 (revised) "Consolidation of Variable Interest Entities" ("FIN 46R") to require additional disclosures beginning in financial statements for reporting periods ending after December 15, 2008. Accordingly, any additional disclosures required by this statement are included in the accompanying notes to consolidated financial statements.

     In March 2008, the FASB issued FAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" ("FAS 161"). FAS 161 amends and expands disclosures about an entity's derivative and hedging activities with the intent of providing the users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under FAS 133 and its related interpretations and how derivative instruments and related hedged items affect an entity's financial position, financial performance and cash flows. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. The Company will incorporate the additional disclosures required by FAS 161 in the 2009 consolidated financial statements.

     In December 2007, the FASB issued FAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements - an amendment of ARB No. 51" ("FAS 160"). FAS 160 establishes accounting and reporting standards for noncontrolling interests in a subsidiary. FAS 160 is effective for fiscal years beginning on or after December 15, 2008. FAS 160 will not have a significant effect on the Company's consolidated financial statements.

     Effective January 1, 2007, the Company adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. There was no change in the liability for unrecognized tax benefits resulting from the implementation of FIN 48 and, therefore, the Company did not recognize a cumulative effect adjustment to the balance of retained earnings as of January 1, 2007. The adoption did not have an initial impact on the Company's consolidated financial statements. See note 12 for information on unrecognized tax benefits arising subsequent to adoption.

     In April 2006, the FASB issued FSP on Interpretation 46(R)-6, "Determining the Variability to be Considered in Applying FASB Interpretation No. 46(R)" ("FIN 46(R)-6"). The FSP affects the identification of which entities are Variable Interest Entities ("VIE") through a "by design" approach in identifying and measuring the variable interests of the variable interest entity and its primary beneficiary. The requirements became effective beginning in the third quarter of 2006 and are to be applied to all new variable interest entities. The new requirements did not need to be applied to entities that were previously analyzed under FIN 46R unless a reconsideration event occurs. The adoption of this guidance did not have an initial impact on the Company's consolidated financial statements.

     Effective January 1, 2007, the Company adopted FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"). This statement allows companies to include changes in fair value of certain hybrid financial instruments in earnings on an instrument-by-instrument basis. Further guidance issued in October 2006 provided an exemption from the provisions of FAS 133 for certain financial instruments that would have otherwise been required to recognize embedded derivatives arising as a result of prepayment risk in certain structured securities. As a result, adoption of FAS 155 did not have an initial impact on the Company's consolidated financial statements.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred
     Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for deferred acquisition costs on internal replacements other than those described in FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or (c) electing a feature or coverage within a contract. Contract modifications resulting in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized deferred acquisition costs, unearned revenue and deferred sales inducements must be written-off. SOP
     05-1 was required to be applied prospectively and was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption of SOP 05-1 did not have an initial impact on the Company's consolidated financial statements.

     COMPREHENSIVE INCOME (LOSS)

     Comprehensive income (loss) includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS

     Cash and short-term investments, which primarily include high quality, non-asset-backed commercial paper, money market instruments and deposits in the Federal Home Loan Bank of Indianapolis ("FHLBI"), are carried at amortized cost. These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, notes, redeemable preferred stocks, asset-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Asset-backed and structured securities are amortized over the estimated redemption period. With regard to structured securities that are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $604.3 million and $494.2 million as of December 31, 2008 and 2007, respectively.

     All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, the amortized cost basis of fixed maturities is reduced to fair value through an impairment charge included in net realized losses on investments and capital assets. In determining whether an other-than-temporary impairment has occurred, the Company considers a number of factors, which are further detailed in note 5.

     Equities, which include common stocks, non-redeemable preferred stocks and shares of mutual funds purchased as seed money supporting newly established variable funds are carried at fair value. Book value of equity securities are reduced to fair value for declines in fair value considered to be other-than-temporary. Impairment charges of $84.6 million and $10.5 million are included in net realized losses on investments and capital assets in 2008 and 2007, respectively.

     Trading securities primarily consist of private equity securities and investments in mutual funds that support liabilities of the Company's non-qualified voluntary deferred compensation plans. Trading securities are carried at fair value with changes in value included in net investment income. During 2008, 2007 and 2006, $(85.7) million, $44.6 million and $26.3 million of investment income (loss) was recognized on trading securities held at December 31, 2008, 2007 and 2006, respectively.

     Commercial mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses represents the estimated risk of loss for individual mortgages in the portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Pursuant to the guidance provided by FIN 46R, the Company has concluded that it owns interests in VIEs that represent primary beneficial interests. These VIEs are included in the consolidated financial statements and include entities structured to hold and manage investments, including real estate properties and interests in commercial loans. In addition, Jackson had investments of $72.5 million and $81.5 million as of December 31, 2008 and 2007, respectively, in debt issued by a VIE structured to hold and manage investments in commercial loans, for which it is not the primary beneficiary.

     Realized gains and losses on sales of investments  are recognized in income
     at  the  date  of  sale  and  are   determined   using  the  specific  cost
     identification method.

     The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements, are excluded from net income (loss) and included as a component of other comprehensive income (loss) and stockholder's equity.

     DERIVATIVE INSTRUMENTS, EMBEDDED DERIVATIVES AND RISK MANAGEMENT ACTIVITY The Company enters into financial derivative transactions, including swaps, spread cap options, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance. During 2008, nonperformance by one derivative counterparty resulted in a loss on the related transactions. The related charge of $17.2 million is included as a component of net investment income.

     The Company generally uses freestanding derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and guarantees offered in connection with variable annuities issued by the Company, contain embedded derivatives as defined by FAS 133. The Company generally does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in risk management activity.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount and are used for hedging purposes. Interest rate swaps are carried at fair value.

     Spread cap options, with maturities of up to five years, are used as a macro-economic hedge against declining interest rates. Jackson receives quarterly settlements based on the spread between the 2-year and the 10-year constant maturity swap rates in excess of a specified spread. Spread cap options are carried at fair value.

     Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates. The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years. On a net basis, put-swaptions hedge against significant upward movements in interest rates. Written put-swaptions are entered into in conjunction with associated put-swaptions purchased from the same counterparties ("linked put-swaptions"). Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms. Due to the right of offset, linked put-swaptions are presented at net fair value. Non-linked put-swaptions are carried at fair value.

     Equity index futures contracts and equity index options (including call and put options, put spreads, written calls and knock-out put options), which are used to hedge the Company's obligations associated with its index linked annuities and guarantees in variable annuity products, are carried at fair value. These annuities contain embedded options whose fair value is included in deposits on investment contracts.

     Credit default swaps, with maturities up to five years, represent agreements under which the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. The Company does not currently sell default protection using credit default swaps or other similar derivative instruments. These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined "default event" occurs in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value.

     Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are carried at fair value.

     Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated trust instruments supported by funding agreements. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included at fair value. The fair value of derivatives embedded in funding agreements, as well as foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in risk management activity.

     DEFERRED ACQUISITION COSTS

     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred acquisition costs have been increased by $1.5 billion and $98.8 million at December 31, 2008 and 2007, respectively, to reflect this adjustment.

     DEFERRED SALES INDUCEMENTS

     Bonus interest on deferred fixed annuities and contract enhancements on index linked annuities and variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred sales inducements have been increased by $201.0 million and $13.7 million at December 31, 2008 and 2007, respectively, to reflect this adjustment.

     VALUE OF ACQUIRED INSURANCE

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years and was fully amortized as of December 31, 2006.

     FEDERAL INCOME TAXES

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions. With few exceptions, the Company is generally no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2005.

     Jackson files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of Jackson. The other affiliated subsidiary entities are limited liability companies with all of their interests owned by Jackson. Accordingly, they are not considered separate entities for income tax purposes; and therefore, are taxed as part of the operations of Jackson. Income tax expense is calculated on a separate company basis.

     Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the enacted tax rates expected to be in effect when such benefits are realized. Under GAAP, Jackson periodically tests the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback capacity of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

     The determination of the valuation allowance for Jackson's deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in an income tax return and provides guidance on disclosure. Additionally, FIN 48 requires, in order to recognize a benefit in the consolidated financial statements, that there must be a greater than 50 percent chance of success with the relevant taxing authority with regard to that tax position. Management's judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and specific industry and market conditions.

     POLICY RESERVES AND LIABILITIES

     RESERVES FOR FUTURE POLICY BENEFITS AND CLAIMS PAYABLE:

     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 8.0%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:

     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder's account value. The liability for index linked annuities is based on two components,
     1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS

     Jackson and Jackson National Life Funding, LLC have established a European Medium Term Note program, with up to $7 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. Carrying values totaled $1.1 billion and $1.6 billion at December 31, 2008 and 2007, respectively.

     Jackson and Jackson National Life Global Funding have established a $10.8 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of Funding Agreements. The carrying values at December 31, 2008 and 2007 totaled $3.5 billion and $3.6 billion, respectively.

     Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Foreign currency transaction gains and losses are included in risk management activity.

     FEDERAL HOME LOAN BANK ADVANCES

     Jackson is a member of the FHLBI primarily for the purpose of participating in its mortgage-collateralized loan advance program and its short-term funding facility. Membership requires the Company to purchase and hold a minimum amount of FHLBI capital stock plus additional stock based on outstanding advances. Advances are in the form of short-term notes or funding agreements issued to FHLBI. At December 31, 2008 and 2007, Jackson held $117.5 million and $82.5 million, respectively, in FHLBI capital stock, supporting $1.9 billion and $1.7 billion, respectively, in funding agreements and short-term borrowings.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES

     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $20.8 billion and $29.8 billion at December 31, 2008 and 2007, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in fee income in the consolidated income statements.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $106.4 million and $153.8 million at December 31, 2008 and 2007, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

     REVENUE AND EXPENSE RECOGNITION

     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees and 12b-1 service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

     During 2008 and 2006, the Company received $18.6 million and $16.0 million, respectively, from class action settlements against certain underwriters of WorldCom securities. These settlements were recorded in other income in the year received.

     Jackson also terminated, at the customers' requests, a number of Medium Term Note contracts at a discounted rate during 2008. The income on these early terminations, totaling $48.8 million, is included in other income.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------

3.   ACQUISITIONS

     On May 18, 2005, Brooke Life purchased, in exchange for $260.7 million in cash, 100% of the interest in Life Insurance Company of Georgia ("Life of Georgia"), a life insurance company domiciled in Georgia, from ING Groep, N.V. ("ING"). Direct costs of $4.4 million were capitalized in connection with the acquisition. On May 31, 2005, Brooke Life contributed 100% of its interest in Life of Georgia to Jackson. The acquisition expanded Jackson's life insurance base while taking advantage of Jackson's low cost structure. The results of Life of Georgia's operations have been included in these consolidated financial statements since acquisition. On December 31, 2005, Life of Georgia was merged into Jackson.

     The preliminary purchase price was subject to post-closing adjustments and was initially allocated to the assets acquired and liabilities assumed using management's best estimate of fair value as of the acquisition date. In 2006, an arbitrator ruled in Jackson's favor on certain purchase price adjustments. As a result of this determination and other previously settled amounts, the purchase price was reduced by $11.7 million within the purchase price allocation period.

     As of December 31, 2005, Jackson recorded in other assets the value of business acquired totaling $1.1 million. As a result of subsequent purchase price adjustments, this asset was reversed in 2006 and the remaining adjustment resulted in negative goodwill, which was recorded as an extraordinary gain of $8.9 million.

4.   FAIR VALUE MEASUREMENTS

     The following chart summarizes the fair value and carrying value of Jackson's financial instruments (in thousands). The basis for determining the fair value of each instrument is also described below.

                                                                 DECEMBER 31, 2008                        DECEMBER 31, 2007
                                                      -------------------------------------    -------------------------------------
                                                      -------------------------------------    -------------------------------------
                                                        CARRYING VALUE      FAIR VALUE          CARRYING VALUE       FAIR VALUE
                                                      -------------------------------------    -------------------------------------
                                                      -------------------------------------    -------------------------------------
ASSETS
 Cash and short-term investments                            $ 715,994         $ 715,994             $ 642,600          $ 642,600
 Fixed maturities                                          34,305,761        34,305,761            37,050,644         37,050,644
 Equities                                                     343,668           343,668               315,730            315,730
 Trading securities                                           523,969           523,969               622,470            622,470
 Commercial mortgage loans                                  6,376,535         6,139,750             5,475,604          5,755,929
 Policy loans                                                 841,054           665,817               829,493            654,991
 Derivative instruments                                       970,800           970,800               776,276            776,276
 GMIB reinsurance recoverable (1)                             249,468           249,468                     -                  -
 Separate account assets                                   20,902,191        20,902,191            29,912,139         29,912,139

LIABILITIES
 Annuity reserves (2)                                    $ 30,775,340      $ 23,631,193          $ 27,123,582       $ 20,864,149
 Reserves for guaranteed investment contracts               1,903,276         1,998,027             1,950,925          1,963,506
 Trust instruments supported by funding agreements          4,647,874         4,797,590             5,189,453          5,215,734
 Federal Home Loan Bank funding agreements                  1,752,399         1,816,734             1,403,203          1,415,165
 Borrowings                                                   438,915           413,026               552,466            593,349
 Derivative instruments                                     1,258,036         1,258,036               313,603            313,603
 Separate account liabilities                              20,902,191        20,902,191            29,912,139         29,912,139

MINORITY INTEREST                                             126,411           126,411               131,210            131,210

(1) - Reinsurance recoverable  in 2008  represents  the asset  balance  on the embedded  derivative  associated with the reinsurance of Jackson's GMIB product. In 2007,  this embedded  derivative  was a liability and was included in annuity reserves in this table.

(2) - Annuity reserves represent only the components of deposits on investment contracts that constitute financial instruments. Non-
financial  instruments are not included in either the carrying value or fair value columns.

     Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's view of market assumptions in the absence of observable market information. Jackson utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. FAS 157 requires all assets and liabilities measured at fair value on a recurring basis to be classified into one of the following categories:

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and preferred stocks that are model priced using observable inputs are classified within Level 2. Level 2 also includes freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured or lower quality asset-backed securities. Embedded derivative instruments that are valued using unobservable inputs are also included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

     In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

     The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company also determines fair value based on estimated future cash flows discounted at the appropriate current market rate. As appropriate, fair values reflect adjustments for counterparty credit quality, the Company's credit standing, liquidity and risk margins on unobservable inputs.

     Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. Illiquid market conditions have resulted in inactive markets for certain of the Company's financial instruments. As a result, there is generally no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ significantly from the values that would have been used had a ready market existed, and the differences could be material. As a result, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

     The following is a discussion of the methodologies used to determine fair values of the financial instruments listed in the above table.

     FIXED MATURITY AND EQUITY SECURITIES

     The fair values for fixed maturity and equity securities are determined by management using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

     As a result of typical trading volumes and the lack of quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and brokers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates.

     Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

     Prices from independent pricing services are sometimes unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced using broker-dealer quotes, which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these quotes are non-binding.

     Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information, and, therefore, represent Level 3 inputs.

     The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. During 2008, the Company determined that reliable market prices were no longer available on certain securities. As a result, these securities are valued using internal estimates at December 31, 2008. These securities are reflected as transfers into Level 3 during 2008. At December 31, 2008, the related securities had an amortized cost and fair value of $5,469.4 million and $4,783.3 million, respectively and were primarily asset-backed securities.

     An internally developed model is used to price certain asset-backed securities for which the Company is unable to obtain a reasonable price from either a third party pricing service or an independent broker quotation. The pricing model used by the Company begins with current spread levels of similarly-rated securities to determine the market discount rate for the security. Additional risk premiums for illiquidity and non-performance are incorporated, if warranted, and included in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions are discounted to determine an estimated fair value.

     The Company reviewed the independent pricing services' valuation methodologies and related inputs, and evaluated the various types of securities in its investment portfolio to determine an appropriate FAS 157 fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price was classified into Level 1, 2, or 3. Most prices provided by independent pricing services are classified into Level 2 because the most significant inputs used in pricing the securities are market observable.

     Due to a general lack of transparency in the process that the brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated. Matrix-priced securities, primarily consisting of certain private placement debt, are classified as Level 2 as values are determined using observable market inputs.

     COMMERCIAL MORTGAGE LOANS

     Fair values are determined by discounting the future cash flows at current market interest rates.

     POLICY LOANS

     Fair values are determined  using projected future cash flows discounted at
     current  market  interest  rates.   Projected  future  cash  flows  include
     assumptions regarding mortality and lapse expectations.

     FREESTANDING DERIVATIVE INSTRUMENTS

     Freestanding derivative instruments are reported on the consolidated balance sheets at fair value. Changes in fair value are included in risk management activity on the consolidated income statement. Derivatives priced using valuation models incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

     Derivative instruments classified as Level 1 include futures, which are traded on active exchanges.

     Derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, credit default swaps, put swaptions and equity index call and put options. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

     Spread cap options are classified as Level 3 as the fair values are determined through non-binding broker quotes. As noted above, due to a general lack of transparency in the process that the brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3.

     Although no other freestanding derivatives are currently classified as Level 3, a derivative instrument containing Level 1 or Level 2 inputs could be classified as a Level 3 financial instrument in its entirety if it includes at least one significant Level 3 input.

     FAIR VALUES OF SEPARATE ACCOUNT ASSETS

     Separate account assets are invested in mutual funds, which are categorized as Level 1 assets.

     ANNUITY RESERVES

     Fair values for immediate annuities without mortality features, are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities, including equity indexed annuities, are determined using projected future cash flows discounted at the rate that would be required to transfer the liability to a willing third party.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS

     Fair value is based on the present value of future cash flows discounted at current market interest rates.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS

     Fair value is based on the present value of future cash flows discounted at current market interest rates, plus the fair value of any embedded derivatives.

     FEDERAL HOME LOAN BANK FUNDING AGREEMENTS

     Fair value of the FHLBI funding agreements is based on present value of future cash flows discounted at current market interest rates.

     BORROWINGS

     Carrying value of the short-term borrowings is considered a reasonable estimate for fair value due to the short-term maturity. Fair value of other borrowings is based on future cash flows discounted at current market interest rates.

     FAIR VALUES OF CERTAIN GUARANTEED BENEFITS

     Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits ("GMWB"), guaranteed minimum accumulation benefits ("GMAB") and the reinsured portion of the Company's guaranteed minimum income benefits ("GMIB"), are accounted for under FAS 133. Guaranteed benefits that do not meet the requirements of FAS 133 are accounted for as insurance benefits under the American Institute of Certified Public Accountants Statement of Position 03-1 ("SOP 03-1").

     Non-life contingent GMWBs and GMABs are recorded at fair value with changes in fair value recorded in risk management activity. The fair value of the reserve is based on the expectations of future fees and future benefits associated with the benefit. At inception of the contract, the Company attributes to the derivative a portion of total fees collected from the contract holder, which are then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid for the benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits expected to be paid and the present value of attributed fees expected to be collected are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

     Jackson's GMIBs are reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company's balance sheets, with changes in fair value recorded in risk management activity.

     Fair values for GMWB and GMAB embedded derivatives as well as reinsured GMIB derivatives, are calculated based upon internally developed models because active, observable markets do not exist for those items. Prior to January 1, 2008, the Company used the guidance prescribed in FAS 133 and other related accounting literature on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. However, under that accounting literature, when an estimate of fair value was made for liabilities where no market observable transactions existed for that liability or similar liabilities, market risk margins were only included in the valuation if the margin was identifiable, measurable and significant. If a reliable estimate of market risk margins was not obtainable, the present value of expected future cash flows under a risk neutral framework, discounted at a risk-adjusted rate of interest, was deemed to be the best available estimate of fair value in the circumstances.

     Prior to January 1, 2008, fair value was calculated based on actuarial and capital market assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a stochastic process involving the generation of thousands of scenarios that assumed risk neutral returns consistent with swap rates and incorporating implied volatility data and evaluations of historical volatilities for various indices were used. Estimating these cash flows involved numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation.

     At each valuation date prior to January 1, 2008, the Company assumed expected returns based on risk-adjusted spot rates as represented by the LIBOR forward curve as of that date and market volatility as determined with reference to implied volatility and evaluations of historical volatilities for various indices. The risk-adjusted spot rates as represented by the LIBOR spot curve as of the valuation date were used to determine the present value of expected future cash flows produced in the stochastic process. GMWB obligations are relatively new in the marketplace, thus actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on both internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

     Effective January 1, 2008, the FAS 157 basis fair value is also calculated using the methods previously described. However, as a result of adoption, Jackson now bases its volatility assumptions solely on implied market volatility with no reference to historical volatility levels and explicitly incorporates Jackson's own credit risk in place of the risk-adjusted rates referenced above. Volatility assumptions are now based on a weighting of available market data on implied volatility for durations up to 10 years, at which point the projected volatility is held constant. Additionally, non-performance risk is incorporated into the calculation through the use of interest rates based on a AA corporate credit curve, which approximates Jackson's own credit risk. Other risk margins required by FAS 157, particularly for market illiquidity and policyholder behavior are also incorporated into the model through the use of best estimate assumptions plus a risk margin. On a periodic basis, the Company validates the resulting fair values based on comparisons to other models and market movements.

     The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the liability, which is currently unknown, will likely be significantly different than the FAS 157 fair value as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus margins for risk.

     FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS

     The following table presents the Company's assets and liabilities that are carried at fair value by FAS 157 hierarchy levels, as of December 31, 2008 (in thousands):

                                                     TOTAL              LEVEL 1              LEVEL 2              LEVEL 3
                                              -----------------------------------------------------------------------------------
                                              -----------------------------------------------------------------------------------
ASSETS
    Fixed maturities                                 $ 34,305,761              $ 5,118         $ 28,992,848          $ 5,307,795
    Equities and trading securities                       867,637              529,989                2,178              335,470
    Derivative instruments                                970,800                    -              899,741               71,059
    GMIB reinsurance recoverable                          249,468                    -                    -              249,468
    Separate account assets (1)                        20,902,191           20,902,191                    -                    -
                                              -----------------------------------------------------------------------------------
                                              -----------------------------------------------------------------------------------
    Total                                            $ 57,295,857         $ 21,437,298         $ 29,894,767          $ 5,963,792
                                              ===================================================================================
                                              ===================================================================================
LIABILITIES
    Embedded derivative instruments                   $ 5,978,422                  $ -          $ 4,854,475          $ 1,123,947
    Derivative instruments                              1,258,036               14,013            1,141,437              102,586

MINORITY INTEREST                                         125,130               32,390                    -               92,740
                                              -----------------------------------------------------------------------------------
                                              -----------------------------------------------------------------------------------
    Total                                             $ 7,361,588             $ 46,403          $ 5,995,912          $ 1,319,273
                                              ===================================================================================
                                              ===================================================================================

(1) Pursuant to the conditions set forth in SOP 03-1, the value of the separate account liabilities is set equal to the value of the separate account assets.

(2) Includes the embedded derivative liabilities related to GMWB reserves and equity indexed annuities.

     ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) The table below provides a rollforward from January 1, 2008 to December 31, 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. In addition, the Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the relevant risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 below may vary significantly from the total income effect.

                                                   TOTAL REALIZED/UNREALIZED GAINS
                                                   (LOSSES) INCLUDED IN
                                                   -------------------------------
                                                   -------------------------------
(in thousands)                   FAIR VALUE AS OF                  OTHER           PURCHASES,      TRANSFERS IN      FAIR VALUE
                                 JANUARY 1, 2008      NET INCOME   COMPREHENSIVE   ISSUANCES AND   AND/OR OUT OF     AS OF DECEMBER
                                                                   INCOME          SETTLEMENTS     LEVEL 3           31, 2008
                                 ---------------------------------------------------------------------------------------------------
                                 ---------------------------------------------------------------------------------------------------
ASSETS
 Fixed maturities                   $ 2,465,994      (361,528)    (597,879)          144,839       3,656,369       $ 5,307,795
 Equities and trading securities        334,297        (6,778)           4             7,947               -           335,470
 Derivative instruments                 229,887        25,829            -          (184,657)              -            71,059
 GMIB reinsurance recoverable            38,502       210,966            -                 -               -           249,468

LIABILITIES
 Embedded derivative instruments      $ 242,707       881,240            -                 -               -       $ 1,123,947
 Derivative instruments                 (11,349)       93,761            -                 -          20,174           102,586
MINORITY INTEREST                        94,411         8,127            -            (9,798)              -            92,740


The portion of gains and losses  included  in net income or other  comprehensive income  attributable  to the change in  unrealized gains and losses related to financial statement instruments still held at December 31, 2008 are as follows (in thousands):


                                                               DECEMBER 31, 2008
ASSETS
    Fixed maturities                                           $ (597,575)
    Equities and trading securities                               (11,379)
    Derivative instruments                                        (25,168)
    Reinsurance recoverable                                       210,966

LIABILITIES
    Embedded derivative instruments                            $ (881,240)
    Derivative instruments                                       (113,935)

MINORITY INTEREST                                                   8,126

5.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly traded industrial, utility and government bonds, asset-backed securities and mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES

     The following table sets forth fixed maturity investments at December 31, 2008, classified by rating categories as assigned by nationally recognized statistical rating organizations ("NRSRO"), the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2008, the carrying value of investments rated by the Company's affiliated investment advisor totaled $218.5 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                        PERCENT OF TOTAL
                                                        FIXED MATURITIES
     INVESTMENT RATING                                  DECEMBER 31, 2008
                                                      ----------------------
     AAA                                                              25.8%
     AA                                                                7.9%
     A                                                                28.1%
     BBB                                                              32.8%
                                                      ----------------------
                                                      ----------------------
     Investment grade                                                 94.6%
                                                      ----------------------
     BB                                                                4.0%
     B and below                                                       1.4%
                                                      ----------------------
     Below investment grade                                            5.4%
                                                      ----------------------
     Total fixed maturities                                          100.0%
                                                      ======================

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $4.3 million and $4.2 million, respectively, at December 31, 2008. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2008 were $0 and $3 thousand, respectively, and for the 12 months preceding December 31, 2007 were zero and $0.1 million, respectively.

     The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities were as follows (in thousands):

                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2008                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities                           $ 4,618             $ 501                $ -          $ 5,119
Foreign governments                                  1,337               513                  -            1,850
Public utilities                                 3,330,471            34,805            223,085        3,142,191
Corporate securities                            23,004,416           158,542          2,861,785       20,301,173
Asset-backed securities                         12,078,680           209,923          1,433,175       10,855,428
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                        $ 38,419,522         $ 404,284        $ 4,518,045     $ 34,305,761
                                            ===============   ===============   ================  ===============

Equities                                         $ 389,516           $ 5,347           $ 51,195        $ 343,668
                                            ===============   ===============   ================  ===============

                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2007                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities                          $ 11,664             $ 376                $ -         $ 12,040
Foreign governments                                  1,339               343                  -            1,682
Public utilities                                 2,066,395            50,330             17,537        2,099,188
Corporate securities                            23,639,876           417,174            534,342       23,522,708
Asset-backed securities                         11,600,864           131,850            317,688       11,415,026
                                            ---------------   ---------------   ----------------  ---------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                         $37,320,138         $ 600,073          $ 869,567      $37,050,644
                                            ===============   ===============   ================  ===============
Equities                                         $ 299,050          $ 17,260              $ 580        $ 315,730
                                            ===============   ===============   ================  ===============


     The amortized cost and fair value of fixed maturities at December 31, 2008, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                                AMORTIZED
                                                   COST           FAIR VALUE
                                              ---------------   ----------------
     Due in 1 year or less                         $ 991,361          $ 962,818
     Due after 1 year through 5 years              9,801,031          9,105,800
     Due after 5 years through 10 years           11,834,974         10,169,679
     Due after 10 years through 20 years           2,509,731          2,201,234
     Due after 20 years                            1,203,745          1,010,802
     Asset-backed securities                      12,078,680         10,855,428
                                              ---------------   ----------------
     Total                                      $ 38,419,522       $ 34,305,761
                                              ===============   ================

     U.S. Treasury securities with a carrying value of $4.0 million at both December 31, 2008 and 2007 were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

     Asset-backed securities include investments in mortgage-backed securities which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies ("non-agency mortgage-backed securities"). The Company's non-agency mortgage-backed securities at December 31, 2008 include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

                         COST OR            GROSS              GROSS
                        AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2008          COST             GAINS             LOSSES            VALUE
                       --------------   ---------------   ----------------  ---------------
Prime                    $ 1,940,054          $ 14,343          $ 288,964      $ 1,665,433
Alt-A                      1,124,057            25,081            226,179          922,959
Subprime                     494,948               935             78,631          417,252
                       --------------   ---------------   ----------------
                       --------------   ---------------   ----------------  ---------------
Total non-agency RMBS    $ 3,559,059          $ 40,359          $ 593,774      $ 3,005,644
                       ==============   ===============   ================  ===============

     The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower. 93% of the Company's investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO. 93% of the Company's investments in subprime related mortgage-backed securities are rated triple-A by at least one NRSRO. In 2008, the Company recorded other-than-temporary impairment charges of $47.0 million, $255.0 million, and $7.3 million on securities backed by prime, Alt-A and subprime loans, respectively. No other-than-temporary impairment charges were recorded on securities backed by prime, Alt-A or subprime loans during either 2007 or 2006.

     Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans ("CMBS"). The amortized cost and fair value of the Company's investment in CMBS is $3.2 billion and $2.6 billion, respectively, at December 31, 2008. 99% of these investments are rated investment grade by at least one NRSRO. No other-than-temporary impairment charges were recorded on CMBS during 2008. Jackson recorded $4.2 million and $0.4 million in other-than-temporary impairment charges on CMBS during 2007 and 2006, respectively.

     Corporate securities include direct investments in below investment grade syndicated bank loans. Unlike most corporate debentures, syndicated bank loans are collateralized by specific tangible assets of the borrowers. As such, investors in these securities that become impaired have historically experienced less severe losses versus corporate bonds. The amortized cost and fair value of the Company's direct investments in bank loans is $549.2 million and $441.8 million, respectively, at December 31, 2008.

     The fair value and the amount of gross unrealized losses included in accumulated other comprehensive income (loss) in stockholder's equity were as follows (in thousands):

------------------------------------------------------------------------------------------------------------------------------
                                     LESS THAN 12 MONTHS               12 MONTHS OR LONGER                    TOTAL
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                     GROSS                            GROSS                          GROSS
                                   UNREALIZED                       UNREALIZED                     UNREALIZED
DECEMBER 31, 2008                    LOSSES         FAIR VALUE        LOSSES        FAIR VALUE       LOSSES        FAIR VALUE
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Public utilities                    $ 147,809      $ 1,925,535       $ 75,276       $ 426,786      $ 223,085      $ 2,352,321
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Corporate securities                1,574,476       11,778,214      1,287,309       4,435,724      2,861,785       16,213,938
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Asset-backed securities               766,457        3,251,281        666,718       2,883,592      1,433,175        6,134,873
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Subtotal - fixed maturities         2,488,742       16,955,030      2,029,303       7,746,102      4,518,045       24,701,132
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Equities                               48,797          127,534          2,398           7,676         51,195          135,210
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total temporarily impaired
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
securities                         $2,537,539      $17,082,564     $2,031,701     $ 7,753,778     $4,569,240     $ 24,836,342
-------------------------------================================-==============-===============-==============-================
-------------------------------================================-==============-===============-==============-================

------------------------------------------------------------------------------------------------------------------------------
                                         LESS THAN 12 MONTHS             12 MONTHS OR LONGER                  TOTAL
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                      GROSS                            GROSS                          GROSS
                                    UNREALIZED                      UNREALIZED                     UNREALIZED
DECEMBER 31, 2007                     LOSSES        FAIR VALUE        LOSSES        FAIR VALUE       LOSSES        FAIR VALUE
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Public utilities                        $ 885        $ 226,092       $ 16,652       $ 666,783       $ 17,537        $ 892,875
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Corporate securities                  225,670        5,771,382        308,672       7,277,319        534,342       13,048,701
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Asset-backed securities               177,235        3,358,791        140,453       3,154,953        317,688        6,513,744
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Subtotal - fixed maturities           403,790        9,356,265        465,777      11,099,055        869,567       20,455,320
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Equities                                  580           68,174              -               -            580           68,174
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total temporarily impaired
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
securities                          $ 404,370      $ 9,424,439      $ 465,777      $11,099,055      $ 870,147     $ 20,523,494
-------------------------------================================-==============-===============-==============-================
-------------------------------================================-==============-===============-==============-================

     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in fair value and the Company's intent and ability to hold a security to recovery in fair value. If it is determined that a decline in fair value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income (loss) in stockholder's equity. If the decline is considered to be other-than-temporary, a realized loss is recognized in the consolidated income statements.

     Generally, securities with fair values that are less than 80% of amortized cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic and micro-economic outlooks for specific industries and issuers. Assessing the duration of asset-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

     Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, the likelihood of recovering the carrying value based on the near term prospects of the issuer and the Company's ability and intent to hold the security until such a recovery may occur. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g., minor increases in interest rates, unusual market illiquidity or volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery. To the extent factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

     In addition to the review procedures described above, investments in structured securities where market prices are depressed are subject to a rigorous review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. Even in the case of severely depressed market values on structured securities, the Company places significant importance on the results of its cash flow testing and its ability and intent to hold these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Impairment charges are generally recorded on structured securities when the Company forecasts a contractual payment shortfall.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on other than high quality asset-backed securities are other-than-temporary. In general, the Company considers an asset-backed security as other than high quality if it is not rated investment grade by at least one NRSRO. The Company regularly updates estimates of cash flows on impaired other than high quality asset-backed securities and, in accordance with EITF 99-20, if there has been an adverse change, an impairment charge is recorded in the consolidated income statement.

     In 2008, the impairment model described in EITF 99-20 was modified by FASB Staff Position EITF 99-20-1 to make its impairment model more consistent with FAS 115, Accounting for Certain Investments in Debt and Equity Securities. This modification eliminated EITF 99-20's exclusive reliance on "market participant" estimates of future cash flows used in determining whether there has been a probable adverse change when assessing whether an other-than-temporary impairment has occurred. The Company has applied this new guidance effective in the fourth quarter of 2008.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in fair value is other-than-temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently in accumulated other comprehensive income (loss) may be recognized in the consolidated income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other-than-temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

     Based on ratings by NRSROs, of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2008, 79% were investment grade, 6% were below investment grade and 15% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 24% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2008, the industries representing the larger unrealized losses included energy (13% of fixed maturities gross unrealized losses) and financial institutions and services (12%). The largest unrealized loss related to a single corporate obligor was $93.5 million at December 31, 2008.

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2008 were as follows (in thousands):

             Less than one year                                        $ 30,650
             One to five years                                          748,940
             Five to ten years                                        1,758,201
             More than ten years                                        547,079
             Asset-backed securities                                  1,433,175
                                                              ------------------
             Total gross unrealized losses                          $ 4,518,045
                                                              ==================

     COMMERCIAL MORTGAGE LOANS

     Commercial mortgage loans of $6.4 billion and $5.5 billion at December 31, 2008 and 2007, respectively, are reported net of an allowance for loan losses of $16.0 million and $13.4 million at each date, respectively. At December 31, 2008, mortgage loans were collateralized by properties located in 39 states. Jackson's mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans.

     SECURITIZATIONS

     In November 2003, Jackson executed the Piedmont CDO Trust ("Piedmont") securitization transaction. In this transaction, Jackson contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities. The transaction was recorded as a sale; however, Jackson retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont. Piedmont is a Qualified Special Purpose Entity and accordingly, is not consolidated in the accompanying financial statements. Jackson's carrying value in securities issued by Piedmont totaled $494.0 million and $546.2 million at December 31, 2008 and 2007, respectively, and was reported in asset-backed securities.

     OTHER INVESTED ASSETS

     Other invested assets primarily include investments in limited partnerships and real estate. Investments in limited partnerships have carrying values of $741.0 million and $651.1 million at December 31, 2008 and 2007, respectively. Real estate totaling $135.8 million and $118.9 million at December 31, 2008 and 2007, respectively, includes foreclosed properties with a book value of $12.9 million and $10.9 million at December 31, 2008 and 2007, respectively.

     In 2001, Jackson acquired a $71.3 million debt interest in a limited purpose entity, SERVES 2001-6 ("SERVES 2") formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $400.0 million. Jackson's interest represented 95% of the capital structure of the entity. At acquisition, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary. Based on the results of this analysis, the Company concluded that SERVES 2 was a VIE and Jackson was the primary beneficiary. This structure is consolidated by Jackson. As a result of this consolidation at December 31, 2008, the underlying assets of $70.5 million and net liabilities of $55.4 million have been included in Jackson's consolidated financial statements. At December 31, 2007, the underlying assets of $84.8 million and net liabilities of $13.5 million were included in Jackson's consolidated financial statements. The creditors of the entity do not have recourse to the general credit of Jackson.

     In 2004, Jackson acquired a $47.5 million debt interest in a limited purpose entity, SERVES 2004-2 ("SERVES 3"), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $300.0 million. Jackson's interest represented 95% of the capital structure of the entity. At acquisition, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary status. Based on the results of this initial analysis, the Company concluded that SERVES 3 was a VIE and that Jackson was not the primary beneficiary. Thus, the Company's investment was reported at the fair value of this debt instrument.

     During 2008, Jackson entered into "Option Put and Forbearance Agreements" with the counterparty to SERVES 2 and SERVES 3 entities in exchange for the counterparty forbearing its right to initiate forced liquidations of the entities under certain market value triggers. The support provided by the agreements could potentially expose Jackson to maximum losses of $170.0 million and $148.0 million for SERVES 2 and SERVES 3, respectively, if circumstances allowed the forbearance period to cease. Jackson believes that, so long as the forbearance period continues, the risk of loss under the agreements is remote.

     As a result of the additional exposure to SERVES 3 upon entering into the "Option Put and Forbearance Agreement", Jackson determined during 2008 that it is the primary beneficiary of SERVES 3 and, accordingly, consolidated SERVES 3 in its financial statements. As a result of this consolidation, Jackson recognized an extraordinary loss of $8.6 million as the value of the net assets held by SERVES 3 were lower than the value of Jackson's previous net holdings in SERVES 3. The accompanying consolidated financial statements include the underlying assets of $51.7 million and net liabilities of $54.2 million of this entity. The creditors of SERVES 3 do not have recourse to the general credit of Jackson.

     In 2006 and 2008, Jackson acquired $25.2 million and $40.0 million of debt interests, respectively, in a limited purpose entity, SERVES 2006-1 ("SERVES 4"), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $500.0 million. At each acquisition date, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios, and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary. Based on the results of this analysis, the Company concluded that SERVES 4 was a VIE and that Jackson was not the primary beneficiary. Thus, the Company's investment is reported at the fair value of this debt instrument.

     DERIVATIVE INSTRUMENTS

     The fair value of freestanding derivative instruments reflects the estimated amounts, net of payment accruals, that the Company would receive or pay upon sale or termination of the contracts at the reporting date. With respect to swaps, spread cap options and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of open positions.

     A summary of the aggregate contractual or notional amounts and fair values of freestanding derivative instruments outstanding is as follows (in thousands):

------------------------------------------------------------------------------------------------------------------
                                                  DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------
                                  ASSETS                           LIABILITIES
------------------------------------------------------------------------------------------------------------------
                                CONTRACTUAL/                        CONTRACTUAL/                             NET
                                 NOTIONAL            FAIR            NOTIONAL            FAIR              FAIR
                                  AMOUNT             VALUE            AMOUNT             VALUE             VALUE
------------------------------------------------------------------------------------------------------------------
Cross-currency swaps            $ 644,807         $ 149,312         $ 314,033         $ (67,209)         $ 82,103
Credit default swaps               45,000               305           255,000           (25,818)          (25,513)
Equity index call
   options                      1,442,100            10,314             6,897              (301)           10,013
Equity index put
   options                      9,450,000           527,435                 -                 -           527,435
Spread cap options              4,000,000            71,059                 -                 -            71,059
Put-swaptions                  41,500,000            31,416                 -                 -            31,416
Futures                                 -                 -           661,063           (14,012)          (14,012)
Total return swaps                      -                 -           700,000          (102,587)         (102,587)
Interest rate swaps             2,450,000           180,959         6,490,000        (1,048,109)         (867,150)
Total                        $ 59,531,907         $ 970,800       $ 8,426,993      $ (1,258,036)       $ (287,236)
--------------------------================--================--================--================--================
--------------------------================--================--================--================--================

                                                  DECEMBER 31, 2007
                                        ASSETS                            LIABILITIES
                          ----------------------------------  ----------------------------------
                          ----------------------------------  ----------------------------------
                              CONTRACTUAL/                        CONTRACTUAL/                           NET
                                NOTIONAL            FAIR           NOTIONAL            FAIR              FAIR
                                 AMOUNT             VALUE           AMOUNT             VALUE             VALUE
                          ----------------  ----------------  ----------------  ----------------  ----------------
                          ----------------  ----------------  ----------------  ----------------  ----------------
Cross-currency swaps          $ 1,198,115         $ 230,759               $ -               $ -         $ 230,759
Credit default swaps                6,000               287            40,000              (797)             (510)
Equity index call
options                         1,038,700            93,984            22,718           (17,130)           76,854
Equity index put
options                         7,250,000            97,973                 -                 -            97,973
Spread cap options             10,000,000           229,887                 -                 -           229,887
Put-swaptions                  51,000,000            53,160         2,000,000                (1)           53,159
Futures                                 -                 -           738,600           (10,125)          (10,125)
Total return swaps                450,000            11,349                 -                 -            11,349
Interest rate swaps             3,400,000            58,877         7,140,000          (285,551)         (226,674)
                          ----------------  ----------------  ----------------  ----------------  ----------------
                          ----------------  ----------------  ----------------  ----------------  ----------------
Total                        $ 74,342,815         $ 776,276       $ 9,941,318        $ (313,603)        $ 462,673
                          ================  ================  ================  ================  ================
                          ================  ================  ================  ================  ================

     SECURITIES LENDING

     The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2008 and 2007, the estimated fair value of loaned securities was $112.1 million and $215.2 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received, in the amount of $127.9 million and $225.5 million at December 31, 2008 and 2007, respectively, was invested by the agent bank and included in short-term investments of the Company. Securities lending payable is included in liabilities for cash collateral received.

     Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

6.   INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category were as follows (in thousands):

                                               YEARS ENDED DECEMBER 31,
                                       2008           2007               2006
                                  -------------  -------------   ---------------
                                  -------------  -------------   ---------------
    Fixed maturities                $2,283,388     $2,320,597        $2,363,953
    Commercial mortgage loans          347,483        328,830           329,047
    Limited partnerships                10,618        177,941           120,320
    Other investment income             85,555        158,062           137,363
                                  -------------  -------------   ---------------
                                  -------------  -------------   ---------------
    Total investment income          2,727,044      2,985,430         2,950,683
    Less investment expenses           (64,945)       (39,914)          (45,896)
                                  -------------  -------------   ---------------
                                  -------------  -------------   ---------------
    Net investment income           $2,662,099     $2,945,516        $2,904,787
                                  =============  =============   ===============
                                  =============  =============   ===============

6. INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES (CONTINUED)

     Risk management activity, including gains (losses) and change in fair value of derivative instruments and embedded derivatives, was as follows (in thousands):
                                                 YEARS ENDED DECEMBER 31,
                                             2008          2007         2006
                                         ------------  -----------   ----------
                                         ------------  -----------   ----------
Interest rate swaps                       $ (790,029)  $ (167,141)   $ 106,907
Put-swaptions                                (20,493)      33,710      (10,572)
Futures                                      353,607       14,382      (40,993)
Equity index call options                   (103,769)        (850)      33,460
Equity index put options                     760,135       31,439      (64,046)
Total return swaps                           (91,138)      (9,180)      10,486
Spread cap options                            76,414      194,444            -
Fixed index annuity embedded derivatives     262,028      (27,623)    (154,696)
Credit default swaps                         (34,845)        (653)       1,447
Variable annuity embedded derivatives       (878,548)     (32,070)      12,780
                                         ------------  -----------   ----------
                                         ------------  -----------   ----------
Risk management activity                  $ (466,638)    $ 36,458    $(105,227)
                                         ============  ===========   ==========
                                         ============  ===========   ==========

     Net realized gains (losses) on investments and capital assets were as follows (in thousands):
                                             YEARS ENDED DECEMBER 31,
                                          2008       2007          2006
                                     ------------ -----------   ----------
                                     ------------ -----------   ----------
     Sales of fixed maturities
     Gross gains                      $  51,981   $ 128,634     $  96,911
     Gross losses                       (320,378)   (163,380)    (113,800)
     Sales of equities
     Gross gains                           6,078         261        7,796
     Gross losses                        (27,223)        (44)      (1,562)
     Sales of capital assets                   -       4,350            -
     Impairment losses                  (913,692)    (60,395)     (47,055)
                                     ------------ -----------   ----------
                                     ------------ -----------   ----------
     Total                           $(1,203,234)  $ (90,574)   $ (57,710)
                                     ============ ===========   ==========
                                     ============ ===========   ==========

     Net realized losses on investments, net of amounts allocated to minority interest, totaled $1,203.9 million, $93.1 million and $66.7 million in 2008, 2007 and 2006, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------

7.   VALUE OF ACQUIRED INSURANCE

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force. The value of acquired insurance in-force was fully amortized as of December 31, 2006.

     The amortization of acquired insurance was as follows (in thousands):

                                                      2006
                                                ---------------
                                                ---------------
Value of acquired insurance:
Balance, beginning of year                      $      23,578
Interest, at rates varying from 6.5% to 9.5%             1,108
Amortization                                           (24,686)
                                                ---------------
                                                ---------------
Balance, end of year                                       $ -
                                                ===============
                                                ===============

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB), at specified dates during the accumulation period (GMWB) or at the end of a specified period (GMAB).

     The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Changes in liabilities for minimum guarantees are included in increase in reserves, net of reinsurance in the consolidated income statement, with the exception of changes in embedded derivatives, which are included in risk management activity. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     At December 31, 2008 and 2007, the Company had variable contracts with guarantees, where net amount at risk ("NAR") is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

DECEMBER 31, 2008                                                                                         Period
                                                                                            Weighted      until
                                                      Minimum      Account     Net Amount   Average       Expected
                                                      Return        Value        at Risk    Attained Age  Annuitization
                                                    ------------  -----------  ------------ ------------  -----------
                                                    ------------  -----------  ------------ ------------  -----------
Return of net deposits plus a minimum return
      GMDB                                             0-5%       $ 15,907.9   $ 7,285.1     64.2 years
      GMWB - Premium only                              0-5%       $ 3,401.1    $ 1,019.1
      GMWB - For life                                  0-5%        $ 596.9     $ 200.2
      GMAB - Premium only                               0%         $ 16.2      $ 6.8
Highest specified anniversary account value minus
     withdrawals post-anniversary
      GMDB                                                        $ 3,330.1    $ 1,807.3     62.5 years
      GMWB - Highest anniversary only                             $ 2,112.7    $ 1,261.6
      GMWB - For life                                             $ 1,160.0    $ 661.4
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary
      GMDB                                             0-5%       $ 1,526.1    $ 869.3       64.7 years
      GMIB                                             0-6%       $ 1,965.3    $ 1,107.4                    6.6 years
      GMWB - For life                                  0-5%       $ 4,067.6    $ 2,063.0

DECEMBER 31, 2007                                                                                                       Period
                                                                                                      Weighted          until
                                                         Minimum       Account    Net Amount      Average           Expected
                                                         Return         Value       at Risk       Attained Age      Annuitization
                                                     ------------- ------------ ----------------  ----------------  ----------------
                                                     ------------- ------------ ----------------  ----------------  ----------------
Return of net deposits plus a minimum return
       GMDB                                              0% - 5%      $ 22,618.6    $ 1,234.5        63.6 years
       GMWB - Premium only                                            $ 5,646.3      $ 12.5
       GMWB - For life                                   0% - 5%      $ 1,032.9      $ 1.2
       GMAB - Premium only                                              $ 19.1       $ 0.1
Highest specified anniversary account value minus
   withdrawals post-anniversary
       GMDB                                                           $ 4,791.8     $ 129.7          62.0 years
       GMWB - Highest anniversary only                                $ 3,164.6      $ 65.7
       GMWB - For life                                                $ 1,690.1      $ 37.5
Combination net deposits plus minimum return, highest
   specified anniversary account value minus
   withdrawals post-anniversary
       GMDB                                              0% - 5%      $ 2,310.0      $ 48.4          64.1 years
       GMIB                                              0% - 6%      $ 2,650.7      $ 87.2                            6.7 years
       GMWB - For life                                   0% - 5%      $ 3,348.7      $ 81.7

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

                                                     DECEMBER 31,
                                              ----------------------------
                                              ----------------------------
          Fund Type:                              2008           2007
                                              -------------  -------------
                                              -------------  -------------
          Equity                                $ 15,312.4     $ 24,744.1
          Bond                                     2,291.7        1,881.2
          Balanced                                 1,918.4        2,445.5
          Money market                             1,243.2          651.2
                                              -------------  -------------
                                              -------------  -------------
          Total                                 $ 20,765.7     $ 29,722.0
                                              =============  =============
                                              =============  =============

     GMDB liabilities, before reinsurance, reflected in the general account are as follows (in millions):

                                               2008          2007         2006
                                           ---------- ------------- ------------
Balance at January 1                        $  118.0       $  56.6      $  37.0
Incurred guaranteed benefits
                                               392.0          86.7         43.6
Paid guaranteed benefits
                                              (75.7)        (25.3)       (24.0)
                                           ---------- ------------- ------------
Balance at December 31                      $  434.3      $  118.0      $  56.6
                                           ========== ============= ============
Balance at December 31, net of reinsurance  $  301.0       $   4.6      $   1.9
                                           ========== ============= ============

     The GMDB liability is determined at each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. In 2007, the Company lowered lapse rate assumptions for policies with deep in-the-money GMDB benefits.

     The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2008 and 2007 (except where noted):

     1)   Use of a series of deterministic investment performance scenarios.
     2) Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
     3)   Mortality equal to 80.0% of the Annuity 2000 table.
     4) Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.5% to 49.0%, with an average of 5.0% during the surrender charge period and 11.0% thereafter at December 31, 2008 and from 0.5% to 50.0%, with an average of 6.0% during the surrender charge period and 11.0% thereafter at December 31, 2007.
     5)   Discount rate of 8.4%.

     Most GMWB reserves are considered to be derivatives under FAS 133 and are recognized at fair value, with the change in fair value included in risk management activity. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 4. The GMWB reserve totaled $1,123.9 million at December 31, 2008 and was included in reserves for future policy benefits. At December 31, 2007, the GMWB reserve was a negative reserve included in other assets of $10.4 million.

     Jackson has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for these lifetime benefits are calculated as required by SOP 03-1. At December 31, 2008 and 2007, these SOP 03-1 reserves totaled $22.6 million and $4.8 million, respectively.

     GMAB benefits are offered on some variable annuity plans starting in 2007 and issues have been minimal as of December 31, 2008.

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2008 and 2007, are consistent with those used for calculating the GMDB liability. GMIB SOP 03-1 reserves totaled $6.4 million at December 31, 2008 and were minimal at December 31, 2007.

     OTHER LIABILITIES - INSURANCE AND ANNUITIZATION BENEFITS

     The Company has established additional reserves for life insurance business due to: universal life ("UL") plans with secondary guarantees, interest-sensitive life ("ISWL") plans that exhibit "profits followed by loss" patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan. The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations, for which a liability was established to cover future annuitization benefits in excess of surrender values. The total liability for this block is the low tier funding using the lower credited rate associated with surrenders, plus the SOP 03-1 annuitization reserve.

     Liabilities for these benefits have been established according to the methodology prescribed in SOP 03-1, as follows:

                                 December 31, 2008                                    December 31, 2007
                            -------------------------------------------   ---------------------------------------------------
                            --------------------------------------------  ---------------------------------------------------
Benefit Type                  Liability      Net Amount      Weighted       Liability      Net Amount      Weighted Average
                            (in millions)      at Risk       Average      (in millions)      at Risk       Attained Age
                                           (in millions)*  Attained Age                  (in millions)*
--------------------------  ----------------------------------------------  ---------------------------------------------------
--------------------------  ----------------------------------------------  ---------------------------------------------------
UL insurance benefit           $46.7         $5,387.8       55.1 years      $50.7         $5,332.3          54.4 years
Two-tier annuitization          $6.2            $33.4       62.2 years      $ 6.5         $   34.6          61.5 years
ISWL account balance
adjustment                     $54.9             n/a            n/a         $46.9             n/a           n/a
--------------------------  ----------------------------------------------  ---------------------------------------------------

     * NAR for the UL benefits is for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include NAR for some policies with zero projected excess benefits.

     The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2008 and 2007:

     1)   Use of a series of deterministic premium persistency scenarios.
     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
     3) Discount rates equal to the credited interest rates, approximately 4% to 5% projected.

     The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2008 and 2007:

     1) Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.
     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
     3) Discount rates are equal to credited interest rates, approximately 3% to 4%.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------
9.   BORROWINGS

     The aggregate carrying value of borrowings at December 31, 2008 and 2007 were as follows (in thousands):
                                                       DECEMBER 31,
                                                 2008                2007
                                           ---------------  ----------------
        Surplus notes                            $ 249,296         $ 249,280
      Mortgage loans                                33,369            17,416
      VIE equity classes                             6,250             3,750
      FHLBI short-term notes                       150,000           250,000
      Short-term borrowings from Parent                  -            32,020
                                           ----------------  ----------------
                                           ----------------  ----------------
      Total                                      $ 438,915         $ 552,466
                                           ================  ================
                                           ================  ================

      Due in 2009                                $ 150,000
      Due in more than 1 to 5 years                 20,567
      Due after 5 years                            268,348
                                           ----------------
                                           ----------------
      Total                                      $ 438,915
                                           ================
                                           ================

     SURPLUS NOTES

     On March 15, 1997, the Company issued 8.15% Surplus Notes (the "Notes") in the principal amount of $250.0 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan Insurance law, for statutory reporting purposes, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in each of 2008, 2007 and 2006.

     MORTGAGE LOANS

     At December 31, 2008 and 2007, certain consolidated real estate VIEs had outstanding mortgage loans at a weighted average interest rate of 7.1% and 6.8%, respectively, with maturities through 2011 and 2016. Interest paid totaled $1.9 million, $1.2 million and $2.8 million in 2008, 2007 and 2006, respectively.

     VIE EQUITY CLASSES

     Certain of the VIEs have "equity" classes issued in the form of non-investment grade debt maturing in November 2013. Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets. These notes accrue contingent interest in addition to the stated coupon. The outstanding principal amounts accrued interest at a weighted average interest rate of 8.9% and 7.0% at December 31, 2008 and 2007, respectively. Interest paid on the notes in 2008, 2007 and 2006 totaled $554 thousand, $384 thousand and $20.0 million, respectively.

     FHLBI SHORT-TERM NOTES

     Jackson has entered into a short-term note program with the FHLBI, securing advances made throughout the year. Interest rates were fixed or variable and based on the FHLBI cost of funds or market rates. Short term notes averaged $260.3 million in 2008 at an average interest rate of 2.2%. Jackson paid $7.0 million of interest on these notes during 2008. Previously, during 2007, Jackson entered into a short-term note program with the FHLBI that expired on March 11, 2008. Jackson paid $92 thousand of interest on the 2007 notes.

     SHORT-TERM BORROWINGS FROM PARENT

     During 2007, Jackson entered into an unsecured cash advance facility with Prudential. The $32.0 million advance was repaid in full during 2008. Jackson paid $1.1 million and $20 thousand in interest on this loan during 2008 and 2007.

     TUSCANY NOTES

     On December 19, 2001, Tuscany CDO, Limited ("Tuscany"), a VIE in which Jackson was the primary beneficiary, issued $900.0 million of senior and subordinated notes. The remaining notes were paid in full during 2007 and interest paid totaled $3.5 million and $11.0 million in 2007 and 2006, respectively.

10.  REVERSE REPURCHASE AGREEMENTS

     During 2008 and 2007, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. Short-term borrowings under such agreements averaged $7.0 million and $14.2 million during 2008 and 2007, respectively, at weighted average interest rates of 2.9% and 5.1%, respectively. There was no outstanding balance as of December 31, 2008 or 2007. Interest paid totaled $0.2 million, $0.7 million and $1.5 million in 2008, 2007 and 2006, respectively. The highest level of short-term borrowings at any month end was $50.0 million in 2008 and $100.0 million in 2007.

11.  REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $2.0 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     In connection with the purchase of Life of Georgia, Jackson acquired certain lines of business that were wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

     Jackson's GMIBs are reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company's balance sheets, with changes in fair value recorded in risk management activity.

     Jackson also cedes the GMDB coverage associated with certain variable annuities issued prior to 2002 to an affiliate, Prudential Atlantic Reinsurance Company, Dublin, Ireland ("PARC"). PARC is a wholly owned subsidiary of Prudential.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------
11.  REINSURANCE (CONTINUED)

     The effect of reinsurance on premiums was as follows (in thousands):

                                           YEARS ENDED DECEMBER 31,
                               2008              2007              2006
                            --------------  ----------------  ----------------
                            --------------  ----------------  ----------------
Direct premiums:
Life                            $ 314,096         $ 328,787         $ 345,020
Accident and health                13,048            20,211            22,018
Plus reinsurance assumed:
Life                               18,830            21,834            23,444
Accident and health                 1,273             1,744             2,101
Less reinsurance ceded:
Life                             (133,308)         (131,537)         (137,715)
Accident and health               (14,321)          (21,955)          (24,119)
Guaranteed annuity benefits       (29,457)          (28,784)          (34,548)
                            --------------  ----------------  ----------------
                            --------------  ----------------  ----------------
Total net premiums              $ 170,161         $ 190,300         $ 196,201
                            ==============  ================  ================
                            ==============  ================  ================

     Premiums ceded for guaranteed annuity benefits included $15.6 million, $17.2 million and $24.5 million to PARC during 2008, 2007 and 2006, respectively.

     Components of the reinsurance recoverable asset were as follows (in thousands):

                                                          DECEMBER 31,
                                                     2008              2007
                                              ---------------  ----------------
                                              ---------------  ----------------
     Reserves:
     Life                                          $ 891,955         $ 785,467
     Accident and health
                                                      24,105            27,231
     Guaranteed minimum income benefits              249,468
                                                                             -
     Guaranteed minimum death benefits               290,218           113,346
     Other annuity benefits
                                                      29,516            27,127
     Claims liability
                                                      27,166            57,205
     Other
                                                      14,975            13,865
                                              ---------------  ----------------
                                              ---------------  ----------------
     Total                                        $1,527,403        $1,024,241
                                              ===============  ================
                                              ===============  ================

     Reserves reinsured through Brooke Life were $52.6 million and $54.9 million at December 31, 2008 and 2007, respectively. Reserves reinsured through PARC were $290.2 million and $113.3 million at December 31, 2008 and 2007, respectively.

12.  FEDERAL INCOME TAXES

     The components of the provision for federal income taxes were as follows (in thousands):

                                                            YEARS ENDED DECEMBER 31,
                                                 2008              2007              2006
                                            ----------------  ----------------  ----------------
                                            ----------------  ----------------  ----------------
Current tax expense (benefit)                    $ (58,713)         $ 202,037         $ 240,858
Deferred tax expense (benefit)                    (113,368)
                                                                       50,254            22,558
                                            ----------------  ----------------  ----------------
                                            ----------------  ----------------  ----------------

Federal income tax expense (benefit)            $ (172,081)         $ 252,291         $ 263,416
                                            ================  ================  ================
                                            ================  ================  ================

     The Company recognizes interest and penalties, if any, accrued related to unrecognized tax benefits as a component of tax expense.

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2008, 2007 and 2006 as follows (in thousands):

                                                      YEARS ENDED DECEMBER 31,
                                            2008              2007              2006
                                         --------------  ----------------  ----------------
                                         --------------  ----------------  ----------------
Income taxes at statutory rate             $ (400,857)         $ 305,050         $ 278,612
Dividends received deduction                  (73,524)                            (15,156)
                                                                (48,896)
Deferred tax valuation allowance               302,731
                                                                       -                 -
Other
                                                 (431)           (3,863)              (40)
                                         --------------  ----------------  ----------------
                                         --------------  ----------------  ----------------
Provision for federal income taxes         $ (172,081)         $ 252,291         $ 263,416
                                         ==============  ================  ================
                                         ==============  ================  ================

Effective tax rate                               15.0%             28.9%             33.1%
                                         ==============  ================  ================
                                         ==============  ================  ================

     Federal income taxes paid were $69.0 million, $126.0 million and $214.0 million in 2008, 2007 and 2006, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

                                                                                      DECEMBER 31,
                                                                                 2008              2007
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items                                      $1,122,067         $ 917,329
Other-than-temporary impairments and other investment items                       428,558           117,960
Deferred compensation
                                                                                   61,433            67,737
Net unrealized losses on available for sale securities                          1,456,039
                                                                                                     88,501
Other, net                                                                                          100,599
                                                                                   52,402
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Total gross deferred tax asset                                                  3,120,499         1,292,126
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Valuation allowance                                                             (318,778)
                                                                                                          -
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Gross deferred tax asset, net of valuation allowance                            2,801,721         1,292,126
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------

GROSS DEFERRED TAX LIABILITY
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements                              (1,768,108)       (1,152,693)
Other assets                                                                                       (50,607)
                                                                                  (9,574)
Other, net                                                                                         (13,217)
                                                                                 (29,165)
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Total gross deferred tax liability                                            (1,806,847)       (1,216,517)
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------

Net deferred tax asset                                                     $     994,874     $      75,609
                                                                          ================  ================
                                                                          ================  ================

     During 2008, Jackson recorded a valuation allowance, included in deferred tax expense, of $302.7 million against the deferred tax assets associated with realized losses and losses on trading securities where management no longer believes that it is more likely than not that the full tax benefit of the losses will be realized. Jackson also recorded a valuation allowance against the deferred tax assets associated with certain equity securities in an unrealized loss position for which recovery in value cannot be anticipated. This valuation allowance, which was recorded in other comprehensive income, totaled $16.0 million. Management will monitor these assets and, if the circumstances which required the establishment of this allowance reverse in the future, the valuation allowance may be reduced or eliminated.

     Realization of Jackson's deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize the remaining gross deferred tax asset.

     At December 31, 2008, the Company had no federal tax capital loss carryforwards and federal tax capital loss carrybacks totaled $281.0 million.

     In August, 2007, the Internal Revenue Service ("IRS") issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS' intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. The Company recognized an income tax benefit related to the separate account DRD of $73.5 million, $48.9 million and $15.2 million during 2008, 2007 and 2006, respectively.

     During 2008, Jackson established a reserve for an unrecognized tax benefit as required by the provisions of FIN 48. The following table summarizes the changes in the Company's unrecognized tax benefits, including interest, for the year ended December 31, 2008 (in thousands). There were no unrecognized
     tax   benefits   at   December   31,   2007.

     Unrecognized tax benefit at December 31, 2007                  $    -
     Additions for tax positions identified in 2008                 19,171
     Reduction of tax positions of closed prior years              (2,379)
                                                               ------------
     Unrecognized tax benefit at December 31, 2008                $ 16,792
                                                               ============

     The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. The total amount of unrecognized benefits, if recognized, that would affect the effective tax rate at December 31, 2008 is approximately $16.8 million.

     Interest totaling $3.4 million related to these unrecognized tax benefits has been included in income tax expense in the consolidated income statement. The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2008, 2007 or 2006.

     Using the information available as of December 31, 2008, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease. In general, the Company is no longer subject to United States federal, state or local income tax examinations by taxing authorities for tax years that began before 2005.

13.  COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and estimable. Accordingly, at December 31, 2008 and 2007 Jackson had recorded accruals totaling $31.0 million and $35.0 million, respectively. Additionally, in connection with the purchase of Life of Georgia, Jackson assumed a $9.4 million liability related to a class action lawsuit. This liability has been fully indemnified by ING and an indemnification receivable equal to the liability has been included in other assets. The liability and indemnification receivable are adjusted as claims are reported and payments are made by ING and totaled $2.2 million and $2.0 million at December 31, 2008 and 2007, respectively.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2008 and 2007, the Company's reserve for future state guaranty fund assessments was $26.0 million and $17.7 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $517.1 million at December 31, 2008. Unfunded fixed-rate commercial mortgage loan commitments and available lines of credit totaled $11.8 million and $14.4 million, respectively, at December 31, 2008.

     The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2008, Jackson recorded a liability of $9.2 million for future lease payments. Lease expense was $22.7 million, $17.1 million and $23.0 million in 2008, 2007 and 2006, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):

     2009                        $    8,539
     2010                             8,314
     2011                             8,399
     2012                             8,558
     2013                             9,129
     Thereafter                      25,143
                            ----------------
     Total                       $   68,082
                            ================

     Jackson subleased office space under several operating leases that expire at various dates through 2009. Total future lease income to be received on the subleased property is $0.3 million. Lease income for the subleased property totaled $0.7 million per year in 2008, 2007 and 2006.

14.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, adjusted to exclude any unrealized capital gains and the effect of permitted practices, unless the Commissioner approves the dividend prior to payment. At December 31, 2008, adjusted earned surplus was $104.8 million. Furthermore, without the prior approval of the Commissioner, dividends are also subject to restrictions relating to statutory surplus and/or statutory earnings. The maximum dividend which can be paid in 2009, subject to the availability of earned surplus, without prior approval of the Michigan Commissioner of Insurance, is $288.7 million.

     The  Company  received  capital  contributions  from  its  parent  of $34.1 million, $30.6 million and $49.7 million in 2008, 2007 and 2006, respectively. The capital contributions included $34.1 million, $30.6 million and $29.1 million in 2008, 2007 and 2006, respectively, from Brooke Life's forgiveness of an intercompany tax liability. Contributions received in 2006 also included the transfer of $6.9 million in net assets of an affiliate. Dividend payments were $313.1 million, $246.0 million and $209.1 million in 2008, 2007 and 2006, respectively.

     Statutory capital and surplus of the Company, as reported in its Annual Statement, was $3.7 billion and $4.0 billion at December 31, 2008 and 2007, respectively. Statutory net income (loss) of the Company, as reported in its Annual Statement, was $(623.4) million, $490.0 million and $412.3 million in 2008, 2007 and 2006, respectively.

     Effective for 2008 reporting, the Commissioner granted Jackson three permitted practices, which expire October 1, 2009, unless extended by the Commissioner. One permitted practice allows Jackson to carry interest rate swaps at book value, as if statutory hedge accounting were in place, instead of at fair value as would have been otherwise required. Jackson must also demonstrate the effectiveness of its interest rate swap program pursuant to the Michigan Insurance Code. The Commissioner also granted a permitted practice to allow Jackson to recognize book to tax differences that will reverse within the next 3 years (instead of 1 year as required by the NAIC) in determining the admissable deferred tax asset (subject to a limitation of 15% of capital and surplus versus the 10% limitation imposed by the NAIC guidance). Finally, the Commissioner granted a permitted practice to allow Jackson to use an average interest rate in calculating certain regulatory capital requirements. This permitted practice requires that Jackson maintain certain minimum capital levels excluding the effect of the permitted practices. The total effect of these permitted practices was to increase statutory surplus by $845.0 million and reduce authorized control level required capital by $81.5 million at December 31, 2008. These permitted practices had no impact on statutory net income (loss).

15.  OTHER RELATED PARTY TRANSACTIONS

     The  Company's  investment  portfolio  is  managed  by  PPM  America,  Inc.
     ("PPMA"), a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $35.9 million, $34.1 million and $35.9 million to PPM for investment advisory services during 2008, 2007 and 2006, respectively.

     National Planning Holdings, Inc. ("NPH"), Jackson's affiliated broker-dealer network, distributes products issued by Jackson and receives commissions and fees from Jackson. Commissions and fees paid by Jackson to NPH during 2008, 2007 and 2006 totaled $57.4 million, $65.9 million and $58.6 million, respectively.

     Jackson has entered into shared services administrative agreements with affiliates, NPH and PPMA. Under the shared services administrative agreements, Jackson charged $5.1 million, $5.0 million and $5.2 million of certain management and corporate services expenses to these affiliates in 2008, 2007 and 2006, respectively.

     Jackson provides a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures in September 2013, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.25% per annum. There was no balance outstanding at December 31, 2008 or 2007. The highest outstanding loan balance during 2008 and 2007 was $20.0 million and $26.0 million, respectively. Interest and commitment fees totaled $177 thousand, $524 thousand and $175 thousand during 2008, 2007 and 2006, respectively.

     Beginning in 2008, Jackson provides, through its PGDS subsidiary, information technology services to certain Prudential affiliates. During 2008, Jackson recognized $10.4 million in revenue associated with these services. This revenue is included in other income on the accompanying consolidated income statement.

16.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible to participate in the Company's contribution, an employee must have attained the age of 21, have completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches up to 6 percent of a participant's elective contribution to the plan during the year. The Company's expense related to this plan was $12.1 million, $12.3 million and $8.9 million in 2008, 2007 and 2006, respectively.

     The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees. At December 31, 2008 and 2007, the liability for such plans totaled $171.2 million and $194.0 million, respectively and is included in other liabilities. Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's (income) expense related to these plans, including a match of elective deferrals for the agents' deferred compensation plan, was $(54.6) million, $18.4 million and $21.5 million in 2008, 2007 and 2006, respectively. Investment income (expense) on the mutual funds totaled $(62.9) million, $15.0 million and $18.3 million in 2008, 2007 and 2006, respectively.

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

          (a)  Financial Statements:

               (1)  Financial statements and schedules included in Part A:

                    Not Applicable

                (a)  Financial Statements:

                     (1) Financial statements and schedules included in Part A:

                           Not Applicable

                     (2) Jackson National Separate Account - I:

                           Report of Independent Registered Public Accounting
                             Firm
                           Statements of Assets and Liabilities as of
                             December 31, 2008
                           Statements of Operations for the
                             period ended December 31, 2008
                           Statements of Changes in Net Assets for the periods
                             ended December 31, 2008 and 2007
                           Notes to Financial Statements

                           Jackson National Life Insurance Company:

                           Report of Independent Registered Public Accounting
                             Firm
                           Consolidated Balance Sheets as of December 31,
                             2008 and 2007
                           Consolidated Income Statements for the years ended
                             December 31, 2008, 2007, and 2006
                           Consolidated Statements of Stockholder's Equity and
                             Comprehensive Income for the years ended
                             December 31, 2008, 2007, and 2006
                           Consolidated Statements of Cash Flows for the years
                             ended December 31, 2008, 2007, and 2006
                           Notes to Consolidated Financial Statements


Item 24.(b)        Exhibits

Exhibit      Description
No.

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.   Not applicable

3.a. Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

4.

a. Specimen of the Curiangard Simplified Retirement Annuity Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

b. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

e. Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

f.   Specimen  of  Charitable  Remainder  Trust  Endorsement,   incorporated  by
     reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

g. Specimen of the Return of Premium Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

h. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

h. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated by reference to the Registrant's Post-Effective
     Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

j. Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 26 filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

k. Specimen of the Highest Anniversary Value Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

5.

a. Form of the Curiangard Simplified Retirement Annuity Fixed and Variable Annuity Application, incorporated by reference to the Registrant's
     Pre-Effective Amendment No. 1 filed on December 15, 2006 (File Nos. 333-136472 and 811-08664).

b. Form of the Curiangard Simplified Retirement Annuity Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 2, filed on April 25, 2007 (File Nos. 333-136472 and 811-08664).

c. Form of the Curiangard Simplified Retirement Annuity Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 3, filed on November 27, 2007 (File Nos. 333-136472 and 811-08664).

6.

a. Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b. By-laws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

7.a. Not applicable

8.   Not applicable

9.   Opinion and Consent of Counsel, attached hereto.

10.  Consent of Independent Registered Public Accounting Firm, attached hereto.

11.  Not applicable

12.  Not applicable


Item 25.       Directors and Officers of the Depositor

Name and Principal                      Positions and Offices
Business Address                        with Depositor

Richard D. Ash                          Vice President -
1 Corporate Way                         Actuary & Appointed Actuary
Lansing, MI 48951

John B. Banez                           Vice President
1 Corporate Way
Lansing, MI 48951

Maureen Bernacchi                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

James P. Binder                         Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

Steve Binioris                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Michele Binkley                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Dennis Blue                             Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Barrett Bonemer                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Jeff Borton                             Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

John H. Brown                           Vice President
1 Corporate Way
Lansing, MI 48951

James Carter                            Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                       Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                          Vice President
1 Corporate Way
Lansing, MI 48951

Michael Costello                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

James B. Croom                          Vice President
1 Corporate Way
Lansing, MI 48951

George D. Daggett                       Assistant Vice President & Illustration
7601 Technology Way                     Officer
Denver, CO 80237

Robert H. Dearman                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                           Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                     Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Terence M. Finan                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Dana Malesky Flegler                    Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                        Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

Patrick W. Garcy                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

James D. Garrison                       Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                        Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

John A. Gorgenson                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Cliff S. Hale, M.D.                     Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson                         Vice President
1 Corporate Way
Lansing, MI 48951

Robert L. Hill                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                       Executive Vice President, Chief
1 Corporate Way                         Financial Officer & Director
Lansing, MI 48951

H. Dean Hosfield                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.             Senior Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Hruska                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Julie A. Hughes                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Roger G. Hutchison                      Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                        Executive Vice President & Chief
7601 Technology Way                     Distribution Officer
Denver, CO 80237

Scott Klus                              Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Daniel W. Koors                         Assistant Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Everett W. Kunzelman                    Vice President
1 Corporate Way
Lansing, MI 48951

Richard Liphardt                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes                           Vice President
1 Corporate Way
Lansing, MI 48951

Ab B. Manning                           Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                   President, Chief Executive Officer,
1 Corporate Way                         & Director
Lansing, MI 48951

Thomas J. Meyer                         Senior Vice President, General Counsel &
1 Corporate Way                         Secretary
Lansing, MI 48951

Dean M. Miller                          Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                          Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin                             Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                           Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                       Executive Vice President & Chief
1 Corporate Way                         Administration Officer
Lansing, MI 48951

Mark D. Nerud                           Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Timothy J. Padot                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Russell E. Peck                         Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                      Vice President
1 Corporate Way
Lansing, Michigan 48951

Dana S. Rapier                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Susan S. Rhee                           Assistant Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz                       Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Christian J. Shiemke                    Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                       Vice President
1 Corporate Way
Lansing, MI 48951

Gary L. Stone                           Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                       Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                          Executive Vice President & Director
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                         Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                   Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                        Chief Operating Officer
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Toni Zvonar                             Assistant Vice President
1 Corporate Way
Lansing, MI 48951

David A. Zyble                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Item 26.       Persons Controlled by or Under Common Control with the Depositor or Registrant.

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company/
                                                        Life Insurance Company     Jackson Investment

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

Horizon Capital   Delaware                              35.8% Jackson National     Jackson Investment
Partners I, L.P.                                        Life Insurance Company

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson Investment           Michigan                   100% Brooke Holdings       Investment Adviser
Management LLC                                          LLC

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Mercantile Capital           Delaware                   37.7% Jackson National     Jackson Investment
Partners I, L.P.                                        Life Insurance Company

Mercantile Equity I          Delaware                   99% Jackson National       Jackson Investment
LP (B)                                                  Life Insurance Company

Mercantile Equity III        Delaware                   99% Jackson National       Jackson Investment
LP (B)                                                  Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities

PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont CDO Trust           Delaware                   100% Piedmont Funding LLC  Investment Company
                                                                                   (Piedmont Notes)

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund LP                                          Life Insurance Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund II, LP                                      Life Insurance Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund III, LP                                     Life Insurance Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential Four Limited      United Kingdom             98% Prudential             Holding Company
                                                        Corporation Holdings,      Activities
                                                        Limited

                                                        2% Prudential plc

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 1) BV                                        Holdco 1) Limited          Activities

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 2) BV                                        Holdco 1) BV               Activities

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 3) BV                                        Holdco 2) BV               Activities

Prudential                   United Kingdom             76.72% Brooke LLC          Holding Company
(US Holdco 1) Limited                                                              Activities
                                                        23.28% Prudential Four
                                                        Limited

Prudential                   Gibraltar                  100% Holborn Delaware      Holding Company
(US Holdco 2) Limited                                   LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser

Squire Reassurance           Michigan                   100% Jackson National      Special Purpose
Company LLC                                             Life Insurance             Financial Captive
                                                        Company                    Insurance Company

Squire Capital I LLC         Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company

Squire Capital II LLC        Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company

The Holliston Mills          Delaware                   100% GCI Holding           Jackson Investment
                                                        Corporation

Wynnefield Equity I, LP      Pennsylvania               99% Jackson National       Jackson Investment
                                                        Life Insurance Company

Item 27.   Number of Contract Owners as of January 31, 2009

           Qualified - 12
           Non-Qualified - 6

Item 28.         Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.         Principal Underwriter

(a) Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

(b)  Directors and Officers of Jackson National Life Distributors LLC:


Name and Business Address        Positions and Offices with Underwriter

Michael A. Wells                 Manager
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                 Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                   Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                   Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain                     Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto                 Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                 Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic                        Regional Vice President
7601 Technology Way
Denver, CO 80237

J. Edward Branstetter, Jr.       Assistant Vice President
7601 Technology Way
Denver, CO 80237

(Christian) Alex Bremer          Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger             Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt                    Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                      Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                     Executive Vice President,
7601 Technology Way              National Sales Manager
Denver, CO 80237

Maura Collins                    Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett                   Assistant Vice President
7601 Technology Way
Denver, CO 80237

Carl Donahue                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                  Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                 Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                       Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                      Senior Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.              Regional Vice President
7601 Technology Way
Denver, CO 80237

Jason T. Heinhorst              Assistant Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                      Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                       Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                    Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag                  Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                    Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler                     Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                       Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                 Executive Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                    Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                   Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                     Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                  Manger and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                     Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kenneth Naes                     Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale                      Assistant Vice President
38705 Seven Mile Road,
Suite 251
Livonia, MI 48152-1058

Steve Papa                       Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo                     Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                  Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed                      Vice President
7601 Technology Way
Denver, CO 80237

Traci Reiter                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury              Executive Vice President
7601 Technology Way
Denver, CO 80237

Sharon Santella                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer                 Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield               Vice President
7601 Technology Way
Denver, CO 80237

Jennifer (Seamount) Miller       Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky              Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne                   Regional Vice President
7601 Technology Way
Denver, CO 80237

Brian Sward                      Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                    Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                 Vice President
7601 Technology Way
Denver, CO 80237

Stephanie Valentine              Assistant Vice President
7601 Technology Way
Denver, CO 80237

Asa Wood                         Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                    Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                      Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott                  Assistant Vice President
7601 Technology Way
Denver, CO 80237


         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization

Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors LLC

Item. 30.        Location of Accounts and Records

                 Jackson National Life Insurance Company
                 1 Corporate Way
                 Lansing, Michigan 48951

                 Jackson National Life Insurance Company
                 Institutional Marketing Group Service Center
                 1 Corporate Way
                 Lansing, Michigan 48951

                 Jackson National Life Insurance Company
                 7601 Technology Way
                 Denver, Colorado 80237

                 Jackson National Life Insurance Company
                 225 West Wacker Drive, Suite 1200
                 Chicago, IL  60606

Item. 31.        Management Services

                 Not applicable

Item. 32.        Undertakings and Representations

a. Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.   Jackson National Life Insurance Company hereby undertakes to include either
     (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d. Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 2nd day of April, 2009.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company


By: THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, Secretary, and
     General Counsel

Jackson National Life Insurance Company
(Depositor)


By: THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, Secretary, and
     General Counsel

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


THOMAS J. MEYER*                                              April 2, 2009
Clark P. Manning, Jr., President, Chief
Executive Officer and Director


THOMAS J. MEYER*                                              April 2, 2009
Michael A. Wells, Director


THOMAS J. MEYER*                                              April 2, 2009
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director


THOMAS J. MEYER*                                              April 2, 2009
Robert A. Fritts, Senior Vice President
and Controller


THOMAS J. MEYER*                                              April 2, 2009
James R. Sopha, Executive Vice President and Director


* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel, and Attorney-in-Fact pursuant to Power of Attorney executed on January 2, 2009

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNL Separate Account - I (033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128 and 333-136472, 333-155675), JNL
Separate Account III (333-41153), JNL Separate Account IV (333-108433 and 333-118131), and JNL Separate Account V (333-70697), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2009.

CLARK P. MANNING
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

MICHAEL A. WELLS
Michael A. Wells, Chief Operating Officer and Director

ANDREW B. HOPPING
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

ROBERT A. FRITTS
Robert A. Fritts, Senior Vice President and
Controller

JAMES R. SOPHA
James R. Sopha, Executive Vice President, and Director






                                  EXHIBIT LIST

Exhibit No.  Description

9.           Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.